UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03833-01

MainStay VP Funds Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices)                              (Zip Code)

J. Kevin Gao, Esq., 30 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 576-7000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments.

The schedule of investments for the period ended September 30, 2016 is filed herewith.

MainStay VP Absolute Return Multi-Strategy Portfolio

Consolidated Portfolio of Investments September 30, 2016 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 23.1% †
	Corporate Bonds 8.9%
	Apparel 0.1%
	Hanesbrands Finance Luxembourg SCA Series Reg S 3.50%, due 6/15/24	EUR	320,000	$372,053

	Auto Parts & Equipment 1.0%
	Adient Global Holdings, Ltd. Series Reg S 3.50%, due 8/15/24		990,000	1,110,726
	Goodyear Tire & Rubber Co. (The) 7.00%, due 5/15/22		$1,400,000	1,484,000
	IHO Verwaltungs GmbH
	Series Reg S 2.75%, due 9/15/21 (a)	EUR	400,000	449,095
	Series Reg S 3.25%, due 9/15/23 (a)		400,000	447,434
	Series Reg S 3.75%, due 9/15/26 (a)		250,000	279,159
	Schaeffler Finance B.V. 4.75%, due 5/15/21 (b)		$400,000	414,200
	Schaeffler Holding Finance B.V. 6.875%, due 8/15/18 (a)(b)		100,000	101,760
	ZF North America Capital, Inc. 4.50%, due 4/29/22 (b)		1,300,000	1,378,494
				5,664,868
	Banks 0.4%
	Bank of America Corp.
	4.20%, due 8/26/24		295,000	312,388
	5.625%, due 7/1/20		275,000	308,704
	Citigroup, Inc. 4.60%, due 3/9/26		250,000	266,992
	Goldman Sachs Group, Inc. (The)
	5.375%, due 3/15/20		255,000	282,371
	6.75%, due 10/1/37		260,000	331,061
	Morgan Stanley
	5.00%, due 11/24/25		285,000	317,974
	5.50%, due 1/26/20		250,000	277,204
				2,096,694
	Beverages 0.6%
	Constellation Brands, Inc. 7.25%, due 5/15/17		1,700,000	1,757,375
	Cott Beverages, Inc. 6.75%, due 1/1/20		750,000	781,875
	Cott Corp. Series Reg S 5.50%, due 7/1/24	EUR	480,000	564,658
				3,103,908
	Building Materials 0.2%
	Cemex Finance LLC Series Reg S 9.375%, due 10/12/22		$1,150,000	1,260,687

	Chemicals 0.2%
	Axalta Coating Systems Dutch Holding B B.V. Series Reg S 3.75%, due 1/15/25	EUR	100,000	110,605
	Axalta Coating Systems LLC Series Reg S 4.25%, due 8/15/24		250,000	287,990
	Axalta Coating Systems US Holdings, Inc. / Axalta Coating Systems Dutch Holding B Series Reg S 5.75%, due 2/1/21		650,000	761,210
				1,159,805
	Commercial Services 0.1%
	Nielsen Co. Luxembourg S.A.R.L. (The) 5.50%, due 10/1/21 (b)		$610,000	636,688

	Computers 0.2%
	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
	4.42%, due 6/15/21 (b)		504,000	526,740
	5.45%, due 6/15/23 (b)		115,000	123,218
	6.02%, due 6/15/26 (b)		151,000	165,542
	8.10%, due 7/15/36 (b)		54,000	63,479
				878,979
	Distribution & Wholesale 0.0%‡
	LKQ Corp. 4.75%, due 5/15/23		80,000	82,200

	Electric 0.3%
	EDP Finance B.V. Series Reg S 6.00%, due 2/2/18		1,250,000	1,306,700
	Enel S.p.A. 8.75%, due 9/24/73 (b)(c)		400,000	467,500
				1,774,200
	Entertainment 0.0%‡
	Isle of Capri Casinos, Inc. 5.875%, due 3/15/21		240,000	250,500

	Food 0.3%
	Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC 5.75%, due 3/15/25 (b)		410,000	408,975
	Barry Callebaut Services N.V. 5.50%, due 6/15/23 (b)		200,000	217,930
	Kraft Heinz Foods Co. 2.80%, due 7/2/20		300,000	310,898
	Tesco PLC 2.70%, due 1/5/17 (b)		350,000	350,830
	Tyson Foods, Inc. 3.95%, due 8/15/24		490,000	528,865
				1,817,498
	Food Services 0.4%
¤	Aramark Services, Inc.
	4.75%, due 6/1/26 (b)		400,000	402,000
	5.125%, due 1/15/24		710,000	738,400
	5.125%, due 1/15/24 (b)		600,000	624,000
	5.75%, due 3/15/20		147,000	151,042
				1,915,442
	Health Care - Products 0.3%
	Boston Scientific Corp. 2.85%, due 5/15/20		480,000	494,701
	Hologic, Inc. 5.25%, due 7/15/22 (b)		590,000	626,138
	Teleflex, Inc. 4.875%, due 6/1/26		280,000	289,800
				1,410,639
	Health Care - Services 0.3%
	DaVita, Inc. 5.75%, due 8/15/22		300,000	314,250
	Fresenius Medical Care U.S. Finance II, Inc. 4.75%, due 10/15/24 (b)		350,000	367,500
	HCA, Inc. 5.875%, due 3/15/22		570,000	628,425
	Laboratory Corporation of America Holdings 2.625%, due 2/1/20		480,000	489,070
				1,799,245
	Home Builders 0.0%‡
	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.875%, due 6/15/24		250,000	260,000

	Household Products & Wares 0.1%
	Spectrum Brands, Inc. Series Reg S 4.00%, due 10/1/26	EUR	500,000	571,038

	Housewares 0.0%‡
	Newell Brands, Inc. 5.00%, due 11/15/23 (b)		$105,000	111,790

	Internet 0.2%
	United Group B.V. Series Reg S 7.875%, due 11/15/20	EUR	800,000	934,627

	Lodging 0.1%
	Hilton Domestic Operating Co., Inc. 4.25%, due 9/1/24 (b)		$475,000	484,500
	NH Hotel Group S.A. Series Reg S 3.75%, due 10/1/23	EUR	200,000	226,478
				710,978
	Media 1.1%
	Altice Financing S.A. 7.50%, due 5/15/26 (b)		$520,000	541,450
	CCO Holdings LLC / CCO Holdings Capital Corp.
	5.875%, due 4/1/24 (b)		200,000	213,380
	5.875%, due 5/1/27 (b)		200,000	213,000
	6.625%, due 1/31/22		1,275,000	1,335,562
	Nielsen Finance LLC / Nielsen Finance Co. 5.00%, due 4/15/22 (b)		950,000	980,875
	SFR Group S.A.
	6.00%, due 5/15/22 (b)		400,000	408,000
	7.375%, due 5/1/26 (b)		450,000	459,986
	Sirius XM Radio, Inc.
	5.75%, due 8/1/21 (b)		610,000	638,670
	5.875%, due 10/1/20 (b)		122,000	125,584
	6.00%, due 7/15/24 (b)		530,000	565,112
	Ziggo Secured Finance B.V. Series Reg S 4.25%, due 1/15/27	EUR	400,000	443,394
				5,925,013
	Packaging & Containers 1.0%
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 6.75%, due 1/31/21 (b)		$400,000	413,000
¤	Ball Corp. 4.375%, due 12/15/23	EUR	1,500,000	1,878,802
	Crown European Holdings S.A.
	Series Reg S 2.625%, due 9/30/24		660,000	730,290
	Series Reg S 4.00%, due 7/15/22		400,000	489,780
	Graphic Packaging International, Inc. 4.125%, due 8/15/24		$300,000	302,250
	Sealed Air Corp. 4.875%, due 12/1/22 (b)		1,450,000	1,522,500
				5,336,622
	Pharmaceuticals 0.2%
	AbbVie, Inc. 2.50%, due 5/14/20		480,000	489,348
	Grifols Worldwide Operations, Ltd. 5.25%, due 4/1/22		755,000	781,425
				1,270,773
	Private Equity 0.0%‡
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. 5.875%, due 2/1/22		240,000	230,400

	Real Estate Investment Trusts 0.2%
	Equinix, Inc.
	5.375%, due 1/1/22		300,000	317,250
	5.375%, due 4/1/23		170,000	178,287
	5.75%, due 1/1/25		608,000	646,000
	MPT Operating Partnership, L.P. / MPT Finance Corp. 5.25%, due 8/1/26		90,000	93,375
				1,234,912
	Retail 0.9%
	1011778 B.C. ULC / New Red Finance, Inc. 4.625%, due 1/15/22 (b)		1,400,000	1,456,000
	AutoNation, Inc. 3.35%, due 1/15/21		400,000	411,925
	Dollar Tree, Inc. 5.75%, due 3/1/23		1,020,000	1,097,775
	Dufry Finance SCA
	5.50%, due 10/15/20 (b)		600,000	615,000
	Series Reg S 5.50%, due 10/15/20		200,000	205,000
	Groupe Fnac S.A. Series Reg S 3.25%, due 9/30/23	EUR	450,000	507,214
	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
	5.00%, due 6/1/24 (b)		$550,000	574,750
	5.25%, due 6/1/26 (b)		160,000	169,200
				5,036,864
	Semiconductors 0.2%
	NXP B.V. / NXP Funding LLC 3.875%, due 9/1/22 (b)		795,000	832,762

	Telecommunications 0.5%
	T-Mobile USA, Inc.
	6.375%, due 3/1/25		235,000	255,563
	6.731%, due 4/28/22		1,250,000	1,312,500
	Telecom Italia Capital S.A. 6.999%, due 6/4/18		250,000	269,772
	Telecom Italia S.p.A. 5.303%, due 5/30/24 (b)		200,000	204,474
	Telefonica Europe B.V. Series Reg S 3.75%, due 12/29/49 (c)	EUR	500,000	558,816
				2,601,125
	Total Corporate Bonds (Cost $48,435,349)			49,280,310

	Foreign Bonds 6.7%
	Austria 0.1%
	Sappi Papier Holding GmbH Series Reg S 4.00%, due 4/1/23		300,000	346,104

	Belgium 0.3%
	Ontex Group N.V. Series Reg S 4.75%, due 11/15/21		530,000	631,544
	Solvay Finance S.A. Series Reg S 5.869%, due 12/29/49 (c)		1,050,000	1,284,143
				1,915,687
	Croatia 0.3%
	Agrokor dd Series Reg S 9.125%, due 2/1/20		1,300,000	1,522,974

	France 1.7%
	Accor S.A. Series Reg S 4.125%, due 6/30/49 (c)		1,000,000	1,129,528
	Cerba European Lab S.A.S. Series Reg S 7.00%, due 2/1/20		1,400,000	1,626,554
	Crown European Holdings S.A. Series Reg S 3.375%, due 5/15/25		850,000	975,758
	Elis S.A. Series Reg S 3.00%, due 4/30/22		700,000	790,276
	Faurecia Series Reg S 3.625%, due 6/15/23		200,000	229,950
	La Financiere Atalian S.A.S. Series Reg S 7.25%, due 1/15/20		750,000	882,531
	Orange S.A.
	Series Reg S 5.75%, due 10/29/49 (c)	GBP	250,000	350,527
	Series Reg S 5.875%, due 2/28/49 (c)		150,000	211,434
	Rexel S.A. Series Reg S 3.50%, due 6/15/23	EUR	150,000	172,294
	SMCP S.A.S. Series Reg S 8.875%, due 6/15/20		600,000	701,698
	TOTAL S.A.
	2.708%, due 12/29/49 (c)		270,000	303,304
	3.369%, due 12/29/49 (c)		355,000	396,795
	Series Reg S 3.875%, due 12/29/49 (c)		190,000	226,456
	Veolia Environnement S.A. Series Reg S 4.85%, due 1/29/49 (c)	GBP	1,200,000	1,604,074
				9,601,179
	Germany 1.4%
	HeidelbergCement A.G. Series Reg S 2.25%, due 3/30/23	EUR	150,000	177,244
	Kirk Beauty One GmbH Series Reg S 8.75%, due 7/15/23		450,000	540,893
	Schaeffler Holding Finance B.V. Series Reg S 6.875%, due 8/15/18 (a)		468,750	535,785
	Techem Energy Metering Service GmbH & Co. KG Series Reg S 7.875%, due 10/1/20		1,350,000	1,579,579
	Trionista Holdco GmbH Series Reg S 5.00%, due 4/30/20		500,000	575,806
	Trionista TopCo GmbH Series Reg S 6.875%, due 4/30/21		1,000,000	1,179,517
	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
	Series Reg S 3.50%, due 1/15/27		250,000	276,625
	Series Reg S 4.00%, due 1/15/25		200,000	230,848
	Series Reg S 5.50%, due 9/15/22		688,500	812,097
	Vonovia Finance B.V. Series Reg S 4.625%, due 4/8/74 (c)		1,400,000	1,663,119
				7,571,513
	Ireland 0.2%
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
	Series Reg S 4.125%, due 5/15/23		310,000	356,944
	Series Reg S 4.25%, due 1/15/22		450,000	515,709
				872,653
	Italy 0.2%
	Enel S.p.A.
	Series Reg S 6.50%, due 1/10/74 (c)		320,000	388,589
	Series Reg S 7.75%, due 9/10/75 (c)	GBP	450,000	647,937
	Telecom Italia S.p.A. Series Reg S 3.625%, due 5/25/26	EUR	300,000	349,819
				1,386,345
	Luxembourg 0.4%
¤	Telenet Finance V Luxembourg SCA Series Reg S 6.25%, due 8/15/22		1,750,000	2,081,690
	Telenet Finance VI Luxembourg SCA Series Reg S 4.875%, due 7/15/27		230,000	271,289
				2,352,979
	Netherlands 0.5%
	Grupo Antolin Dutch B.V. Series Reg S 4.75%, due 4/1/21		650,000	754,645
	InterXion Holding N.V. Series Reg S 6.00%, due 7/15/20		900,000	1,056,915
	LGE HoldCo VI B.V. Series Reg S 7.125%, due 5/15/24		765,000	956,900
				2,768,460
	Poland 0.3%
	Play Finance 1 S.A. Series Reg S 6.50%, due 8/1/19		850,000	985,879
	Play Topco S.A. Series Reg S 7.75%, due 2/28/20 (a)		417,000	476,939
				1,462,818
	Romania 0.2%
	Cable Communications Systems N.V. Series Reg S 7.50%, due 11/1/20		725,000	845,173

	Spain 0.3%
	Cellnex Telecom S.A. (MTN) Series Reg S 2.375%, due 1/16/24		100,000	115,131
	Gestamp Funding Luxembourg S.A. Series Reg S 3.50%, due 5/15/23		350,000	404,645
	Iberdrola International B.V. Series Reg S 5.75%, due 2/27/49 (c)		400,000	479,490
	Telefonica Europe B.V.
	Series Reg S 5.00%, due 3/31/49 (c)		500,000	584,535
	Series Reg S 6.50%, due 9/29/49 (c)		200,000	241,239
				1,825,040
	Sweden 0.2%
	Verisure Holding AB Series Reg S 6.00%, due 11/1/22		750,000	907,807

	Switzerland 0.2%
	Dufry Finance SCA Series Reg S 4.50%, due 8/1/23		400,000	472,144
	LKQ Italia Bondco S.p.A. Series Reg S 3.875%, due 4/1/24		650,000	777,638
				1,249,782
	United Kingdom 0.4%
	Alliance Automotive Finance PLC Series Reg S 6.25%, due 12/1/21		560,000	669,966
	Virgin Media Secured Finance PLC Series Reg S 6.00%, due 4/15/21	GBP	900,000	1,208,821
	Worldpay Finance PLC Series Reg S 3.75%, due 11/15/22	EUR	400,000	480,793
				2,359,580
	Total Foreign Bonds (Cost $36,138,049)			36,988,094

	U.S. Government 7.5%
¤	United States Treasury Bills
	0.00%, due 9/14/17		$5,540,400	5,509,479
	0.00%, due 2/2/17		5,000,000	4,994,430
				10,503,909
¤	United States Treasury Notes 3.6%
	0.75%, due 1/15/17		20,000,000	20,024,260

¤	United States Treasury Inflation—Indexed Bonds 2.0%
	0.375%, due 7/15/25 (d)		10,609,033	10,956,373

	Total U.S. Government (Cost $41,316,658)			41,484,542
	Total Long-Term Bonds (Cost $125,890,056)			127,752,946

		Shares
	Common Stocks 28.9%
	Advertising 0.1%
	IPSOS (e)	12,501	408,230

	Aerospace & Defense 0.1%
	Kratos Defense & Security Solutions, Inc. (e)(f)	33,000	227,370
	Spirit AeroSystems Holdings, Inc. Class A (e)(f)	10,500	467,670
			695,040
	Airlines 0.0%‡
	SAS AB (f)	125,797	250,749

	Apparel 0.3%
	Carter's, Inc. (e)	4,600	398,866
	Michael Kors Holdings, Ltd. (e)(f)	9,000	421,110
	Ralph Lauren Corp. (e)	4,300	434,902
	Skechers U.S.A., Inc. Class A (e)(f)	18,400	421,360
			1,676,238
	Auto Manufacturers 0.2%
	Oshkosh Corp. (e)	2,500	140,000
	Peugeot S.A. (e)(f)	30,277	462,388
	Renault S.A. (e)	2,428	199,489
	Wabash National Corp. (e)(f)	31,400	447,136
			1,249,013
	Auto Parts & Equipment 0.7%
	Autoneum Holding A.G.	1,404	394,536
	Grammer A.G.	7,667	464,484
	Haldex AB	123,864	1,739,825
	Modine Manufacturing Co. (e)(f)	19,400	230,084
	Tenneco, Inc. (e)(f)	7,200	419,544
	Titan International, Inc. (e)	17,100	173,052
	Tower International, Inc. (e)	18,100	436,210
			3,857,735
	Banks 1.0%
	Aareal Bank A.G. (e)	448	14,791
	BankUnited, Inc. (e)	15,200	459,040
	BGEO Group PLC (e)	10,741	404,293
	BNP Paribas S.A. (e)	9,334	479,914
	Credit Agricole S.A. (e)	50,587	498,826
	Customers Bancorp, Inc. (e)(f)	15,800	397,528
	Deutsche Pfandbriefbank A.G. (b)(e)	15,216	142,213
	Erste Group Bank A.G. (e)(f)	16,419	486,283
	First BanCorp (e)(f)	74,900	389,480
	OFG Bancorp (e)	32,800	331,608
	Raiffeisen Bank International A.G. (e)(f)	35,176	535,625
	Shawbrook Group PLC (b)(f)	15,109	46,805
	Societe Generale S.A. (e)	13,217	457,000
	SVB Financial Group (e)(f)	4,300	475,322
	UniCredit S.p.A.	196,079	456,390
			5,575,118
	Beverages 0.1%
	Coca-Cola HBC A.G. (e)(f)	18,047	419,178

	Biotechnology 0.2%
	Arena Pharmaceuticals, Inc. (f)	96,200	168,350
	Emergent BioSolutions, Inc. (e)(f)	12,700	400,431
	Myriad Genetics, Inc. (e)(f)	13,800	284,004
	PDL BioPharma, Inc.	61,900	207,365
	Spectrum Pharmaceuticals, Inc. (f)	35,300	164,851
	Vitrolife AB	1,637	103,806
			1,328,807
	Building Materials 0.4%
	Buzzi Unicem S.p.A.	28,986	328,870
	CSR, Ltd.	92,412	256,034
	Gibraltar Industries, Inc. (e)(f)	10,700	397,505
	Inwido AB	11,791	159,434
	NCI Building Systems, Inc. (e)(f)	23,600	344,324
	Owens Corning (e)	1,200	64,068
	Polypipe Group PLC	17,679	64,344
	Tarkett S.A.	2,304	93,098
	USG Corp. (e)(f)	13,400	346,390
			2,054,067
	Chemicals 1.2%
	Chemours Co. (The) (e)	33,000	528,000
	Evonik Industries A.G. (e)	1,575	53,246
	Huntsman Corp. (e)	26,600	432,782
	Koppers Holdings, Inc. (e)(f)	12,500	402,250
	Lenzing A.G. (e)	2,910	339,970
¤	Monsanto Co.	23,650	2,417,030
	OMNOVA Solutions, Inc. (e)(f)	10,700	90,308
	Rayonier Advanced Materials, Inc. (e)	33,100	442,547
	Syngenta A.G. Registered	1,863	815,003
	Valspar Corp. (The)	8,440	895,231
			6,416,367
	Coal 0.1%
	SunCoke Energy, Inc. (e)	40,900	328,018
	Whitehaven Coal, Ltd. (f)	169,719	318,241
			646,259
	Commercial Services 0.9%
	American Public Education, Inc. (e)(f)	5,800	114,898
	Apollo Education Group, Inc. (e)(f)	15,300	121,635
	Avis Budget Group, Inc. (e)(f)	12,500	427,625
	Cramo Oyj	3,773	97,483
	DeVry Education Group, Inc. (e)	17,000	392,020
	Euronet Worldwide, Inc. (e)(f)	6,000	490,980
	Green Dot Corp. Class A (e)(f)	17,700	408,162
	HMS Holdings Corp. (e)(f)	19,500	432,315
	Insperity, Inc. (e)	6,200	450,368
	K12, Inc. (e)(f)	30,000	430,500
	ManpowerGroup, Inc. (e)	6,500	469,690
	Quad / Graphics, Inc. (e)	14,600	390,112
	R.R. Donnelley & Sons Co. (e)	26,900	422,868
	Ramirent OYJ	13,203	106,491
	United Rentals, Inc. (e)(f)	1,200	94,188
			4,849,335
	Computers 0.8%
	Arcam AB (f)	49,300	1,683,790
	Barracuda Networks, Inc. (e)(f)	13,800	351,624
	Brocade Communications Systems, Inc.	85,870	792,580
	Cray, Inc. (e)(f)	17,900	421,366
	Engility Holdings, Inc. (e)(f)	9,100	286,650
	LivePerson, Inc. (e)(f)	11,500	96,715
	NNIT A/S (b)	138	4,279
	Super Micro Computer, Inc. (e)(f)	15,400	359,898
	Teradata Corp. (e)(f)	14,500	449,500
			4,446,402
	Cosmetics & Personal Care 0.1%
	Oriflame Holding A.G. (f)	13,352	489,642

	Distribution & Wholesale 0.3%
	D'ieteren S.A.	9,559	445,041
	Entertainment One, Ltd.	125,644	368,700
	HD Supply Holdings, Inc. (e)(f)	12,800	409,344
	Ingram Micro, Inc. Class A (e)	13,200	470,712
	Veritiv Corp. (e)(f)	1,100	55,187
			1,748,984
	Diversified Financial Services 0.3%
	Banca IFIS S.p.A.	13,176	297,061
	LPL Financial Holdings, Inc. (e)	16,100	481,551
	Raymond James Financial, Inc. (e)	8,200	477,322
	Tullett Prebon PLC	22,680	98,067
	Worldpay Group PLC (b)	117,547	451,286
			1,805,287
	Electric 0.2%
	ACEA S.p.A	17,854	224,430
	Dynegy, Inc. (e)(f)	31,400	389,046
	EDP - Energias de Portugal S.A.	83,387	279,988
	NRG Energy, Inc. (e)	36,900	413,649
	Spark Energy, Inc. Class A (e)	1,000	29,130
			1,336,243
	Electrical Components & Equipment 0.3%
	General Cable Corp. (e)	26,900	402,962
	Insteel Industries, Inc. (e)	12,200	442,128
	OSRAM Licht A.G. (e)	8,696	510,509
	Powell Industries, Inc. (e)	2,200	88,110
			1,443,709
	Electronics 0.3%
	Electrocomponents PLC	19,757	86,939
	Jabil Circuit, Inc. (e)	22,200	484,404
	Mycronic AB	19,143	238,763
	Stoneridge, Inc. (e)(f)	18,500	340,400
	TTM Technologies, Inc. (e)(f)	39,700	454,565
			1,605,071
	Energy - Alternate Sources 0.1%
	Vestas Wind Systems A/S (e)	5,510	453,493

	Engineering & Construction 0.5%
	ACS Actividades de Construccion y Servicios S.A. (e)	16,106	486,693
	Boskalis Westminster (e)	12,745	453,923
	Bouygues S.A.	21,357	707,626
	Carillion PLC	37,358	120,037
	Downer EDI, Ltd.	19,758	81,506
	HOCHTIEF A.G. (e)	1,385	195,336
	Obrascon Huarte Lain S.A.	158,379	635,334
			2,680,455
	Entertainment 0.3%
	Caesars Acquisition Co. Class A (e)(f)	4,200	52,164
	Carmike Cinemas, Inc. (f)	12,060	394,241
	International Game Technology PLC (e)	20,200	492,476
	Isle of Capri Casinos, Inc. (e)(f)	22,281	496,421
			1,435,302
	Finance - Consumer Loans 0.1%
	World Acceptance Corp. (e)(f)	8,700	426,648

	Finance - Investment Banker/Broker 0.2%
	GAIN Capital Holdings, Inc. (e)	20,200	124,836
	INTL. FCStone, Inc. (e)(f)	9,500	369,075
	Investment Technology Group, Inc. (e)	21,400	366,796
	Macquarie Group, Ltd.	6,692	419,674
			1,280,381
	Finance - Leasing Companies 0.1%
	AerCap Holdings N.V. (f)	9,300	357,957

	Finance - Mortgage Loan/Banker 0.0%‡
	CoreLogic, Inc. (e)(f)	6,400	251,008

	Finance - Other Services 0.1%
	Deutsche Boerse A.G.	5,290	412,827

	Food 0.9%
	Austevoll Seafood ASA	40,356	339,472
	Casino Guichard Perrachon S.A. (e)	18,319	891,055
	Darling Ingredients, Inc. (e)(f)	29,100	393,141
	John B. Sanfilippo & Son, Inc. (e)	3,700	189,921
	Leroy Seafood Group ASA (e)	4,832	244,120
	Pilgrim's Pride Corp. (e)	19,800	418,176
	Premier Foods PLC (f)	273,811	187,210
	Salmar ASA (e)	14,786	451,277
	Tyson Foods, Inc. Class A (e)	6,200	462,954
	WhiteWave Foods Co. (The) (f)	21,830	1,188,207
	Wm Morrison Supermarkets PLC	65,348	184,563
			4,950,096
	Gas 0.2%
	Western Gas Equity Partners, L.P.	22,900	973,021

	Hand & Machine Tools 0.1%
	Regal Beloit Corp. (e)	7,300	434,277
	Schweiter Technologies A.G.	65	75,270
			509,547
	Health Care - Products 0.8%
	Alere, Inc. (e)(f)	11,400	492,936
	AngioDynamics, Inc. (e)(f)	8,000	140,320
	Bruker Corp. (e)	21,000	475,650
	Cepheid (e)(f)	21,950	1,156,545
	Cynosure, Inc. Class A (e)(f)	7,300	371,862
	Genomic Health, Inc. (e)(f)	5,400	156,168
	Halyard Health, Inc. (e)(f)	11,300	391,658
	Hill-Rom Holdings, Inc. (e)	8,000	495,840
	Orthofix International N.V. (e)(f)	4,700	201,019
	VWR Corp. (e)(f)	16,300	462,268
			4,344,266
	Health Care - Services 0.4%
	Molina Healthcare, Inc. (e)(f)	7,300	425,736
	Natera, Inc. (e)(f)	40,900	454,399
	Primary Health Care, Ltd.	78,533	238,017
	Summerset Group Holdings, Ltd.	17,677	68,219
	Triple-S Management Corp. Class B (f)	18,100	396,933
	WellCare Health Plans, Inc. (e)(f)	4,000	468,360
			2,051,664
	Holding Company - Diversified 0.0%‡
	Seven Group Holdings, Ltd.	29,113	191,176

	Home Builders 0.0%‡
	YIT OYJ (e)	12,123	97,644

	Home Furnishing 0.1%
	Electrolux AB Series B (e)	17,751	445,079

	Household Products & Wares 0.2%
	Central Garden & Pet Co. Class A (e)(f)	16,100	399,280
	Henkel A.G. & Co. KGaA	6,763	787,071
			1,186,351
	Housewares 0.1%
	NACCO Industries, Inc. Class A (e)	900	61,164
	Tupperware Brands Corp. (e)	6,900	451,053
			512,217
	Insurance 0.6%
	AXA S.A. (e)	21,976	467,566
	CNP Assurances (e)	29,992	503,856
	Delta Lloyd N.V.	102,094	468,727
	esure Group PLC	42,130	165,786
	NN Group N.V. (e)	15,671	481,470
	Poste Italiane S.p.A (b)	64,537	442,598
	Storebrand ASA (f)	46,531	229,902
	Unipol Gruppo Finanziario S.p.A.	149,047	380,405
	Voya Financial, Inc. (e)	16,300	469,766
			3,610,076
	Internet 1.3%
	1-800-Flowers.com, Inc. Class A (e)(f)	44,600	408,982
	Blucora, Inc. (e)(f)	18,600	208,320
	GoDaddy, Inc. Class A (e)(f)	14,100	486,873
	Groupon, Inc. (e)(f)	55,000	283,250
	IAC/InterActiveCorp (e)	8,000	499,760
¤	LinkedIn Corp. Class A (f)	10,457	1,998,542
	Match Group, Inc. (e)(f)	6,600	117,414
	New Media Investment Group, Inc. (e)	10,800	167,400
	Overstock.com, Inc. (e)(f)	8,900	136,348
	Paysafe Group PLC (e)(f)	72,576	419,643
	RetailMeNot, Inc. (e)(f)	35,300	349,117
	Rubicon Project, Inc. (The) (e)(f)	45,400	375,912
	Yahoo!, Inc. (f)	37,616	1,621,250
			7,072,811
	Investment Companies 0.2%
	Eurazeo S.A. (e)	7,404	429,504
	EXOR S.p.A. (e)	24,062	974,433
			1,403,937
	Iron & Steel 0.3%
	APERAM S.A. (e)	6,656	300,613
	BlueScope Steel, Ltd.	36,867	218,675
	Evraz PLC (f)	85,120	177,629
	Fortescue Metals Group, Ltd.	62,355	236,231
	Ryerson Holding Corp. (e)(f)	14,500	163,705
	Salzgitter A.G. (e)	12,490	409,203
	SSAB AB Class A (f)	34,000	99,161
	United States Steel Corp. (e)	7,100	133,906
			1,739,123
	Leisure Time 0.1%
	Carnival PLC (e)	9,880	482,529
	Thomas Cook Group PLC (f)	91,609	82,167
	Thule Group AB (b)	2,197	37,518
	Trigano S.A.	1,029	72,234
			674,448
	Machinery - Construction & Mining 0.1%
	Danieli & C Officine Meccaniche S.p.A. - RSP	14,493	193,740
	Terex Corp. (e)	19,100	485,331
			679,071
	Machinery - Diversified 0.3%
	Biesse S.p.A.	5,251	83,113
	Chart Industries, Inc. (e)(f)	13,100	430,073
	Deutz A.G.	53,070	267,736
	Kardex A.G. Registered (f)	750	71,951
	Koenig & Bauer A.G. (f)	5,337	250,604
	Metso OYJ (e)	15,701	458,051
			1,561,528
	Media 0.1%
	Sanoma OYJ	15,239	145,167
	Seven West Media, Ltd.	686,659	383,640
	SKY Network Television, Ltd.	29,515	105,737
			634,544
	Metal Fabricate & Hardware 0.3%
	Global Brass & Copper Holdings, Inc. (e)	12,100	349,569
	Granges AB	16,324	166,498
	Timken Co. (The) (e)	13,500	474,390
	TimkenSteel Corp. (e)	41,000	428,450
			1,418,907
	Mining 0.8%
	Acacia Mining PLC (e)	33,623	216,813
	Anglo American PLC (e)(f)	40,158	503,643
	Centamin PLC	157,184	302,341
	Detour Gold Corp. (f)	16,700	363,290
	Evolution Mining, Ltd.	27,551	52,926
	Galaxy Resources, Ltd. (f)	548,118	136,338
	Glencore PLC (f)	4,726	12,996
	Goldcorp, Inc.	21,006	346,644
	Lonmin PLC (f)	141,104	366,698
	Metals X, Ltd.	15,892	18,366
	Mineral Resources, Ltd.	47,999	406,668
	Orocobre, Ltd. (f)	47,976	136,960
	Petra Diamonds, Ltd.	188,152	316,425
	Regis Resources, Ltd.	137,507	406,230
	Rio Tinto, Ltd.	10,820	427,387
	South32, Ltd.	262,940	484,991
			4,498,716
	Miscellaneous - Manufacturing 0.2%
	AGFA-Gevaert N.V. (f)	28,239	88,981
	IMI PLC (e)	5,706	79,431
	Morgan Advanced Materials PLC	22,421	84,161
	RHI A.G. (e)	1,848	49,117
	Tredegar Corp. (e)	800	14,872
	Trinity Industries, Inc. (e)	18,500	447,330
	Trinseo S.A. (e)	7,200	407,232
	Vesuvius PLC	10,457	47,547
			1,218,671
	Office Equipment/Supplies 0.5%
	Neopost S.A. (e)	15,339	414,062
	SLM Solutions Group A.G. (f)	38,250	1,809,817
	Xerox Corp. (e)	47,300	479,149
			2,703,028
	Oil & Gas 1.6%
	Antero Midstream Partners, L.P. (e)	38,700	1,033,290
	Beach Energy, Ltd.	197,118	98,816
	Cheniere Energy, Inc. (e)(f)	14,800	645,280
	Ensco PLC Class A (e)	10,800	91,800
	EQT GP Holdings, L.P. (e)	31,900	799,733
	InterOil Corp. (f)	34,588	1,761,221
	Murphy USA, Inc. (e)(f)	6,400	456,704
	Nabors Industries, Ltd. (e)	10,100	122,816
	Noble Corp. PLC (e)	16,800	106,512
	PBF Energy, Inc. Class A (e)	10,100	228,664
	Premier Oil PLC (f)	107,910	95,809
	QEP Resources, Inc. (e)	6,000	117,180
	Rowan Cos. PLC Class A (e)	7,900	119,764
	Sanchez Energy Corp. (e)(f)	11,900	105,196
	Saras S.p.A.	169,397	269,263
	SM Energy Co. (e)	200	7,716
	Southwestern Energy Co. (e)(f)	7,700	106,568
	Suncor Energy, Inc.	34,385	954,535
	Transocean, Ltd. (e)	10,100	107,666
	Valero Energy Partners, L.P. (e)	13,900	607,291
	VTTI Energy Partners, L.P. (e)	34,900	663,449
	Whiting Petroleum Corp. (e)(f)	13,100	114,494
			8,613,767
	Oil & Gas Services 1.2%
	Baker Hughes, Inc. (e)	1,400	70,658
	FMC Technologies, Inc. (e)(f)	3,800	112,746
	Halliburton Co.	11,810	530,033
	Helix Energy Solutions Group, Inc. (e)(f)	12,700	103,251
	Maire Tecnimont S.p.A	69,107	170,944
	McDermott International, Inc. (f)	19,900	99,699
	MRC Global, Inc. (e)(f)	26,900	441,967
	Oceaneering International, Inc. (e)	3,500	96,285
	Rice Midstream Partners, L.P.	60,600	1,470,156
	Subsea 7 S.A. (e)(f)	7,513	80,631
	Targa Resources Corp. (e)	32,500	1,596,075
¤	Technip S.A.	32,850	2,017,434
			6,789,879
	Packaging & Containers 0.0%‡
	AEP Industries, Inc. (e)	700	76,559

	Pharmaceuticals 1.7%
	Actelion, Ltd. Registered (e)(f)	1,573	272,340
	AmerisourceBergen Corp. (e)	5,400	436,212
	Amphastar Pharmaceuticals, Inc. (e)(f)	20,200	383,194
	Array BioPharma, Inc. (e)(f)	31,000	209,250
	AstraZeneca PLC, Sponsored ADR	11,800	387,748
	Australian Pharmaceutical Industries, Ltd.	103,053	152,222
	Bayer A.G. Registered (e)	2,681	269,336
	Catalent, Inc. (e)(f)	16,700	431,528
	FibroGen, Inc. (e)(f)	9,300	192,510
	Herbalife, Ltd. (e)(f)	7,100	440,129
	Horizon Pharma PLC (e)(f)	79,172	1,435,389
	Impax Laboratories, Inc. (e)(f)	17,300	410,010
	Indivior PLC	97,211	386,190
	Mylan N.V. (f)	13,717	522,892
	Omega Protein Corp. (e)(f)	11,700	273,429
	Pacira Pharmaceuticals, Inc. (e)(f)	9,500	325,090
	Phibro Animal Health Corp. Class A (e)	20,200	549,036
	Raptor Pharmaceutical Corp. (e)(f)	41,400	371,358
	SciClone Pharmaceuticals, Inc. (e)(f)	38,500	394,625
	Shire PLC, Sponsored ADR	1,892	366,783
	Sigma Pharmaceuticals, Ltd.	96,711	104,735
	Sucampo Pharmaceuticals, Inc. Class A (e)(f)	35,500	437,005
	Supernus Pharmaceuticals, Inc. (e)(f)	18,100	447,613
	Vanda Pharmaceuticals, Inc. (e)(f)	16,400	272,896
	Xencor, Inc. (e)(f)	500	12,245
			9,483,765
	Pipelines 3.3%
	Buckeye Partners, L.P. (e)	7,900	565,640
	Dominion Midstream Partners, L.P. (e)	28,400	679,044
	Energy Transfer Equity, L.P. (e)	59,600	1,000,684
	Energy Transfer Partners, L.P. (e)	29,300	1,084,100
	EnLink Midstream LLC	39,900	668,325
	Enterprise Products Partners, L.P. (e)	46,700	1,290,321
	EQT Midstream Partners, L.P. (e)	8,800	670,472
	Genesis Energy, L.P. (e)	32,900	1,249,213
	Magellan Midstream Partners, L.P. (e)	8,800	622,512
	MPLX, L.P. (e)	32,200	1,090,292
	NGL Energy Partners, L.P. (e)	69,300	1,305,612
	ONEOK, Inc. (e)	18,500	950,715
	Phillips 66 Partners, L.P. (e)	16,100	782,460
	SemGroup Corp. Class A (e)	33,500	1,184,560
	Shell Midstream Partners, L.P. (e)	25,300	811,624
	Sunoco Logistics Partners, L.P. (e)	39,700	1,127,877
	Tesoro Logistics, L.P. (e)	20,200	978,488
	Williams Cos., Inc. (The)	50,300	1,545,719
	Williams Partners, L.P.	20,500	762,395
			18,370,053
	Retail 1.5%
	Best Buy Co., Inc. (e)	11,800	450,524
	Big Lots, Inc. (e)	3,900	186,225
	Byggmax Group AB	14,058	106,105
	Carrols Restaurant Group, Inc. (e)(f)	9,500	125,495
	Cewe Stiftung & Co. KGAA	2,249	202,113
	CST Brands, Inc.	18,720	900,245
	Debenhams PLC	499,965	361,276
	Dick's Sporting Goods, Inc. (e)	6,400	363,008
	Fred's, Inc. Class A (e)	24,100	218,346
	GameStop Corp. Class A (e)	14,500	400,055
	Gap, Inc. (The) (e)	17,200	382,528
	JD Sports Fashion PLC (e)	17,588	336,707
	Kate Spade & Co. (e)(f)	23,500	402,555
	Kingfisher PLC	43,852	214,225
	Matas A/S	1,984	37,118
	Nu Skin Enterprises, Inc. Class A (e)	7,800	505,284
	Office Depot, Inc.	180,390	643,992
	Pandora A/S (e)	2,274	274,819
	PVH Corp. (e)	4,300	475,150
	Rallye S.A.	13,982	229,318
	RCG Corp., Ltd.	30,065	37,507
	Regis Corp. (e)(f)	30,100	377,755
	Ruby Tuesday, Inc. (f)	3,600	9,000
	Staples, Inc. (e)	53,500	457,425
	Urban Outfitters, Inc. (e)(f)	12,600	434,952
			8,131,727
	Semiconductors 0.3%
	Alpha & Omega Semiconductor, Ltd. (e)(f)	6,200	134,664
	Amkor Technology, Inc. (e)(f)	44,600	433,512
	BE Semiconductor Industries N.V. (e)	13,075	446,509
	Cree, Inc. (e)(f)	6,800	174,896
	Micron Technology, Inc. (e)(f)	28,700	510,286
			1,699,867
	Semiconductors & Semiconductor Equipment 0.1%
	STMicroelectronics N.V. (e)	59,565	486,185

	Software 1.3%
	Akamai Technologies, Inc. (e)(f)	8,700	461,013
¤	Apigee Corp. (f)	107,250	1,866,150
	First Data Corp. Class A (e)(f)	34,600	455,336
	IGG, Inc.	407,000	269,710
	Interactive Intelligence Group, Inc. (f)	12,800	769,792
	Kudelski S.A. (f)	14,212	264,784
	NetSuite, Inc. (f)	8,610	953,041
	Nuance Communications, Inc. (e)(f)	31,900	462,550
	Quality Systems, Inc. (e)	35,000	396,200
	Rackspace Hosting, Inc. (e)(f)	16,700	529,223
	Sage Group PLC (The) (e)	2,551	24,402
	Software A.G. (e)	10,131	429,221
	Synchronoss Technologies, Inc. (e)(f)	3,600	148,248
			7,029,670
	Telecommunications 0.9%
	EarthLink Holdings Corp. (e)	64,000	396,800
	EchoStar Corp. Class A (e)(f)	11,800	517,194
	General Communication, Inc. Class A (e)(f)	20,700	284,625
	GN Store Nord A/S (e)	18,972	408,184
	Inmarsat PLC (e)	11,801	107,836
	Koninklijke KPN N.V.	200,173	664,474
	Millicom International Cellular S.A.	1,258	65,255
	Sonus Networks, Inc. (e)(f)	13,000	101,140
	Spark New Zealand, Ltd.	121,524	319,440
	T-Mobile U.S., Inc. (f)	9,329	435,851
	TDC A/S	139,100	818,075
	Telecom Italia S.p.A. - RSP (f)	625,658	424,511
	Telephone & Data Systems, Inc. (e)	16,400	445,752
			4,989,137
	Transportation 0.2%
	Ansaldo STS S.p.A.	26,225	306,382
	BW LPG, Ltd. (b)	27,745	79,266
	DFDS A/S	7,646	386,459
	Overseas Shipholding Group, Inc. Class A (e)	8,000	84,560
	Ryder System, Inc. (e)	3,200	211,040
			1,067,707
	Trucking & Leasing 0.1%
	Greenbrier Cos., Inc. (The) (e)	11,900	420,070

	Venture Capital 0.1%
	3i Group PLC (e)	56,427	475,762

	Total Common Stocks (Cost $148,345,361)		159,709,614

	Convertible Preferred Stocks 0.0%‡
	Auto Components 0.0%‡
	Schaeffler A.G. (e)	1,286	20,340

	Total Convertible Preferred Stock (Cost $19,942)		20,340

	Notional Amount
Purchased Option 0.0%‡
Purchased Put Option 0.0%‡
Euro Bund Strike Price $165.00 Expires 11/25/16, American Style (h)	6,000,000	62,009

Total Purchased Option (Cost $58,073)		62,009

	Principal Amount
Short-Term Investments 55.8%
Repurchase Agreements 47.8%
Fixed Income Clearing Corp. 0.03%, dated 9/30/16 due 10/3/16 Proceeds at Maturity $227,517,597 (Collateralized by United States Treasury Notes with rates between 1.375% and 2.00% and maturity dates between 7/31/20 and 8/31/20, with a Principal Amount of $226,160,000 and a Market Value of $232,086,463)	$227,517,028	227,517,028
State Street Bank and Trust Co. 0.03%, dated 9/30/16 due 10/3/16 Proceeds at Maturity $35,972,408	35,972,318	35,972,318
Total Repurchase Agreements (Cost $263,489,346)		263,489,346
U.S. Government 8.0%
United States Treasury Bills 8.0%
0.159%, due 11/25/16 (g)(h)	35,176,100	35,167,517
0.181%, due 12/15/16 (g)	8,900,000	8,896,662
Total U.S. Government (Cost $44,044,940)		44,064,179
Total Short-Term Investments (Cost $307,534,286)		307,553,525
Total Investments, Before Investments Sold Short (Cost $581,847,718) (k)	107.8%	595,098,434

		Shares
	Investments Sold Short (20.3%)
	Common Stocks Sold Short (17.4%)
	Advertising (0.1%)
	JCDecaux S.A.	(13,051)	(421,939)
	Aerospace & Defense (0.4%)
	Aerovironment, Inc. (f)	(3,700)	(90,317)
	B/E Aerospace, Inc.	(9,000)	(464,940)
	Cobham PLC	(218,114)	(474,102)
	HEICO Corp.	(6,400)	(442,880)
	TransDigm Group, Inc. (f)	(1,600)	(462,592)
	Zodiac Aerospace	(20,745)	(505,112)
			(2,439,943)
	Agriculture (0.0%)‡
	Australian Agricultural Co., Ltd. (f)	(115,827)	(144,940)

	Airlines (0.2%)
	Copa Holdings S.A. Class A	(5,600)	(492,408)
	easyJet PLC	(31,781)	(414,813)
	Norwegian Air Shuttle ASA (f)	(10,816)	(395,862)
			(1,303,083)
	Apparel (0.3%)
	Brunello Cucinelli S.p.A.	(11,520)	(223,879)
	Gerry Weber International A.G.	(2,602)	(33,219)
	Iconix Brand Group, Inc. (f)	(36,500)	(296,380)
	Sequential Brands Group, Inc. (f)	(36,400)	(291,200)
	Ted Baker PLC	(10,814)	(345,368)
	Tod's S.p.A.	(6,611)	(348,970)
			(1,539,016)
	Auto Parts & Equipment (0.0%)‡
	ARB Corp., Ltd.	(4,270)	(59,348)
	Haldex AB	(517)	(7,262)
			(66,610)
	Banks (1.2%)
	Banca Popolare dell'Emilia Romagna S.C.	(105,568)	(392,769)
	Banca Popolare di Sondrio SCARL	(143,401)	(401,113)
	Banco Popolare S.C.	(164,086)	(386,347)
	Banco Popular Espanol S.A.	(345,245)	(427,002)
	Barclays PLC	(213,742)	(464,876)
	BOK Financial Corp.	(7,000)	(482,790)
	Credito Valtellinese S.C.	(764,963)	(265,530)
	EFG International A.G. (f)	(53,832)	(264,311)
	First Financial Bankshares, Inc.	(11,900)	(433,636)
	Independent Bank Group, Inc.	(1,000)	(44,170)
	Liberbank S.A. (f)	(430,842)	(362,022)
	Lloyds Banking Group PLC	(622,115)	(439,866)
	Park National Corp.	(2,900)	(278,400)
	Royal Bank of Scotland Group PLC (f)	(181,909)	(421,577)
	Unione di Banche Italiane S.p.A.	(172,477)	(397,191)
	Westamerica Bancorp.	(8,500)	(432,480)
	Western Alliance Bancorp. (f)	(12,700)	(476,758)
			(6,370,838)
	Beverages (0.2%)
	Brown-Forman Corp. Class A	(600)	(29,850)
	Brown-Forman Corp. Class B	(5,600)	(265,664)
	Marie Brizard Wine & Spirits S.A. (f)	(11,522)	(213,304)
	Monster Beverage Corp. (f)	(2,600)	(381,706)
	Treasury Wine Estates, Ltd.	(34,143)	(288,490)
			(1,179,014)
	Biotechnology (0.8%)
	Ablynx N.V. (f)	(13,085)	(164,555)
	Adocia (f)	(1,554)	(89,885)
	Atara Biotherapeutics, Inc. (f)	(6,900)	(147,591)
	Basilea Pharmaceutica A.G. Registered (f)	(5,836)	(461,954)
	Bellicum Pharmaceuticals, Inc. (f)	(8,300)	(165,170)
	Evolva Holding S.A. (f)	(49,999)	(30,365)
	Genfit (f)	(11,129)	(292,854)
	Genmab A/S (f)	(2,638)	(449,756)
	Illumina, Inc. (f)	(2,700)	(490,482)
	Innate Pharma S.A. (f)	(29,035)	(359,107)
	Insmed, Inc. (f)	(2,300)	(33,396)
	Lion Biotechnologies, Inc. (f)	(14,900)	(122,627)
	Loxo Oncology, Inc. (f)	(6,300)	(164,934)
	MorphoSys A.G. (f)	(9,450)	(395,168)
	Omeros Corp. (f)	(29,200)	(325,872)
	Otonomy, Inc. (f)	(2,900)	(52,751)
	Pacific Biosciences of California, Inc. (f)	(46,600)	(417,536)
	Paratek Pharmaceuticals, Inc. (f)	(3,300)	(42,933)
	Pharma Mar S.A. (f)	(16,734)	(53,199)
	Versartis, Inc. (f)	(1,500)	(18,375)
	WaVe Life Sciences, Ltd. (f)	(3,100)	(100,657)
	XBiotech, Inc. (f)	(4,600)	(61,916)
			(4,441,083)
	Building Materials (0.1%)
	James Hardie Industries PLC	(23,851)	(370,929)

	Chemicals (0.3%)
	CF Industries Holdings, Inc.	(1,000)	(24,350)
	Essentra PLC	(10,983)	(69,171)
	FMC Corp.	(9,600)	(464,064)
	Novozymes A/S Class B	(10,736)	(472,177)
	OCI N.V. (f)	(26,261)	(387,486)
	SGL Carbon S.E. (f)	(25,305)	(296,771)
			(1,714,019)
	Commercial Services (0.7%)
	Brambles, Ltd.	(40,834)	(374,402)
	Cerved Information Solutions S.p.A.	(7,902)	(66,842)
	Europcar Groupe S.A. (b)(f)	(19,983)	(173,791)
	HealthEquity, Inc. (f)	(10,000)	(378,500)
	IPH, Ltd.	(31,445)	(137,179)
	Korn/Ferry International	(16,600)	(348,600)
	LendingTree, Inc. (f)	(2,300)	(222,893)
	Macquarie Infrastructure Corp.	(5,900)	(491,116)
	Nord Anglia Education, Inc. (f)	(2,300)	(50,094)
	Rollins, Inc.	(15,800)	(462,624)
	Square, Inc. Class A (f)	(37,500)	(437,250)
	Team, Inc. (f)	(8,100)	(264,951)
	Weight Watchers International, Inc. (f)	(36,900)	(380,808)
			(3,789,050)
	Computers (0.5%)
	3D Systems Corp. (f)	(26,100)	(468,495)
	Arcam AB (f)	(12,234)	(417,840)
	Ingenico Group S.A.	(503)	(43,944)
	Manhattan Associates, Inc. (f)	(7,700)	(443,674)
	Nimble Storage, Inc. (f)	(40,800)	(360,264)
	Pure Storage, Inc. Class A (f)	(35,100)	(475,605)
	Stratasys, Ltd. (f)	(1,700)	(40,953)
	Tobii AB (f)	(28,062)	(234,700)
			(2,485,475)
	Cosmetics & Personal Care (0.1%)
	Coty, Inc. Class A (f)	(15,800)	(371,300)

	Country Funds - Closed-end (0.0%)‡
	Flow Traders (b)	(5,405)	(164,422)

	Distribution & Wholesale (0.0%)‡
	Safilo Group S.p.A. (f)	(2,416)	(23,150)

	Diversified Financial Services (0.3%)
	Air Lease Corp.	(16,100)	(460,138)
	GRENKE A.G.	(446)	(85,799)
	Hargreaves Lansdown PLC	(26,354)	(434,840)
	Julius Baer Group, Ltd. (f)	(4,382)	(178,302)
	Ocwen Financial Corp. (f)	(120,200)	(441,134)
	On Deck Capital, Inc. (f)	(22,200)	(126,540)
			(1,726,753)
	Electrical Components & Equipment (0.1%)
	SunPower Corp. (f)	(46,200)	(412,104)
	Vossloh A.G. (f)	(1,395)	(82,945)
	Zumtobel Group A.G.	(9,261)	(178,834)
			(673,883)
	Electronics (0.2%)
	Gentex Corp.	(14,900)	(261,644)
	GoPro, Inc. Class A (f)	(26,600)	(443,688)
	Mesa Laboratories, Inc.	(2,700)	(308,772)
	TASER International, Inc. (f)	(7,300)	(208,853)
			(1,222,957)
	Energy - Alternate Sources (0.2%)
	Clean Energy Fuels Corp. (f)	(70,900)	(316,923)
	Plug Power, Inc. (f)	(59,600)	(101,916)
	Sunrun, Inc. (f)	(67,600)	(425,880)
	TerraForm Global, Inc. Class A (f)	(23,500)	(96,585)
			(941,304)
	Engineering & Construction (0.4%)
	Argan, Inc.	(8,500)	(503,115)
	Cie d'Entreprises CFE	(2,471)	(271,612)
	Ferrovial S.A.	(22,272)	(474,114)
	Koninklijke BAM Groep N.V.	(45,211)	(209,601)
	SBA Communications Corp. Class A (f)	(4,100)	(459,856)
	Singapore Technologies Engineering, Ltd.	(164,800)	(390,338)
	SPIE S.A.	(5,777)	(114,963)
			(2,423,599)
	Entertainment (0.1%)
	Betsson AB (f)	(8,238)	(91,034)
	Lions Gate Entertainment Corp.	(22,000)	(439,780)
			(530,814)
	Environmental Controls (0.1%)
	Energy Recovery, Inc. (f)	(14,600)	(233,308)
	SIIC Environment Holdings, Ltd. (f)	(4,900)	(2,228)
	Stericycle, Inc. (f)	(4,400)	(352,616)
			(588,152)
	Finance - Auto Loans (0.1%)
	Credit Acceptance Corp. (f)	(2,300)	(462,461)

	Finance - Consumer Loans (0.3%)
	Navient Corp.	(32,300)	(467,381)
	OneMain Holdings, Inc. (f)	(15,400)	(476,630)
	Santander Consumer USA Holdings, Inc. (f)	(38,600)	(469,376)
			(1,413,387)
	Finance - Investment Banker/Broker (0.1%)
	Virtu Financial, Inc. Class A	(19,600)	(293,412)

	Finance - Mortgage Loan/Banker (0.0%)‡
	Arlington Asset Investment Corp. Class A	(17,800)	(263,262)

	Finance - Other Services (0.0%)‡
	OFX Group Ltd	(138,250)	(201,038)

	Food (0.5%)
	a2 Milk Co., Ltd. (f)	(67,783)	(90,322)
	Amplify Snack Brands, Inc. (f)	(25,900)	(419,580)
	Blue Buffalo Pet Products, Inc. (f)	(18,100)	(430,056)
	Chocoladefabriken Lindt & Sprungli A.G.	(62)	(358,343)
	Chocoladefabriken Lindt & Sprungli A.G. Registered	(6)	(409,501)
	Chr. Hansen Holding A/S	(7,386)	(439,066)
	Ocado Group PLC (f)	(107,430)	(368,304)
	Snyder's-Lance, Inc.	(3,200)	(107,456)
	Tassal Group, Ltd.	(27,425)	(84,588)
			(2,707,216)
	Food Services (0.0%)‡
	Do & Co. A.G.	(763)	(62,372)

	Forest Products & Paper (0.0%)‡
	Deltic Timber Corp.	(2,400)	(162,552)

	Hand & Machine Tools (0.1%)
	Konecranes OYJ	(7,872)	(278,908)

	Health Care - Products (0.5%)
	ABIOMED, Inc. (f)	(4,000)	(514,320)
	Accelerate Diagnostics, Inc. (f)	(18,300)	(498,858)
	Bio-Techne Corp.	(3,100)	(339,450)
	Cerus Corp. (f)	(63,200)	(392,472)
	GenMark Diagnostics, Inc. (f)	(12,500)	(147,500)
	Novocure, Ltd. (f)	(46,500)	(397,110)
	Rockwell Medical, Inc. (f)	(34,300)	(229,810)
			(2,519,520)
	Health Care - Services (0.6%)
	AAC Holdings, Inc. (f)	(22,000)	(382,580)
	Acadia Healthcare Co., Inc. (f)	(6,400)	(317,120)
	Adeptus Health, Inc. Class A (f)	(9,200)	(396,060)
	Amsurg Corp. (f)	(4,900)	(328,545)
	Brookdale Senior Living, Inc. (f)	(26,000)	(453,700)
	MEDNAX, Inc. (f)	(7,200)	(477,000)
	Surgery Partners, Inc. (f)	(22,800)	(461,472)
	Teladoc, Inc. (f)	(22,900)	(419,299)
			(3,235,776)
	Holding Companies - Diversified (0.1%)
	Ackermans & van Haaren N.V.	(3,213)	(425,719)
	Bollore S.A.	(82,010)	(285,130)
			(710,849)
	Home Builders (0.3%)
	Barratt Developments PLC	(72,361)	(463,607)
	CalAtlantic Group, Inc.	(12,500)	(418,000)
	LGI Homes, Inc. (f)	(11,800)	(434,712)
	Redrow PLC	(10,542)	(54,656)
	William Lyon Homes Class A (f)	(23,300)	(432,215)
			(1,803,190)
	Home Furnishing (0.0%)‡
	Rational A.G.	(17)	(8,517)

	Household Products & Wares (0.1%)
	Societe BIC S.A.	(3,063)	(452,984)

	Insurance (0.4%)
	Ambac Financial Group, Inc. (f)	(19,900)	(365,961)
	Erie Indemnity Co. Class A	(900)	(91,863)
	Greenlight Capital Re, Ltd. Class A (f)	(18,400)	(376,096)
	Grupo Catalana Occidente S.A.	(1,874)	(55,682)
	JRP Group PLC	(39,864)	(69,237)
	MBIA, Inc. (f)	(44,700)	(348,213)
	Sampo Oyj Class A	(8,772)	(390,219)
	St James's Place PLC	(36,345)	(446,589)
	Trupanion, Inc. (f)	(8,400)	(141,960)
	WMIH Corp. (f)	(45,100)	(105,534)
			(2,391,354)
	Internet (0.7%)
	Chegg, Inc. (f)	(59,200)	(419,728)
	FireEye, Inc. (f)	(28,800)	(424,224)
	Liberty Ventures Class A (f)	(11,900)	(474,453)
	Pandora Media, Inc. (f)	(32,800)	(470,024)
	Rapid7, Inc. (f)	(22,300)	(393,595)
	SEEK, Ltd.	(30,987)	(369,019)
	Splunk, Inc. (f)	(7,200)	(422,496)
	Symantec Corp.	(9,100)	(228,410)
	TripAdvisor, Inc. (f)	(5,100)	(322,218)
	Yoox Net-A-Porter Group S.p.A. (f)	(12,913)	(399,780)
	zooplus A.G. (f)	(899)	(130,276)
			(4,054,223)
	Investment Companies (0.1%)
	Aker ASA Class A	(1,215)	(41,794)
	Allied Minds PLC (f)	(22,994)	(97,368)
	Leonteq A.G. (f)	(4,582)	(247,848)
			(387,010)
	Investment Management/Advisory Services (0.1%)
	Platinum Asset Management, Ltd.	(87,221)	(335,776)
	VZ Holding A.G.	(142)	(39,830)
	WisdomTree Investments, Inc.	(40,400)	(415,716)
			(791,322)
	Iron & Steel (0.1%)
	Allegheny Technologies, Inc.	(23,300)	(421,031)

	Leisure Time (0.1%)
	Harley-Davidson, Inc.	(7,400)	(389,166)
	Piaggio & C. S.p.A.	(37,112)	(69,372)
			(458,538)
	Lodging (0.1%)
	Accor S.A.	(2,328)	(92,341)
	Extended Stay America, Inc.	(30,600)	(434,520)
	NH Hotel Group S.A. (f)	(61,989)	(282,720)
			(809,581)
	Machinery - Construction & Mining (0.1%)
	Outotec OYJ (f)	(87,734)	(421,425)

	Machinery - Diversified (0.5%)
	Cognex Corp.	(9,200)	(486,312)
	FLSmidth & Co. A/S	(10,465)	(393,470)
	Middleby Corp. (The) (f)	(3,500)	(432,670)
	Power Solutions International, Inc. (f)	(8,300)	(85,075)
	Roper Technologies, Inc.	(2,700)	(492,669)
	Zardoya Otis S.A.	(18,561)	(178,480)
	Zebra Technologies Corp. Class A (f)	(6,700)	(466,387)
			(2,535,063)
	Media (0.3%)
	Altice N.V. Class B (f)	(13,672)	(246,196)
	Cairo Communication S.p.A.	(19,769)	(75,328)
■	Liberty Broadband Corp. Class A (f)	(5,400)	(378,864)
■	Liberty Broadband Corp. Class C (f)	(6,800)	(486,064)
	NZME, Ltd. (f)	(15,145)	(7,882)
	Promotora de Informaciones S.A. Class A (f)	(14,595)	(93,502)
	Schibsted ASA	(2,221)	(59,480)
	Schibsted ASA Class A	(5,038)	(147,902)
	Singapore Press Holdings, Ltd.	(5,600)	(15,646)
	Television Francaise 1	(19,946)	(193,366)
			(1,704,230)
	Metal Fabricate & Hardware (0.1%)
	Sun Hydraulics Corp.	(8,600)	(277,522)
	Vallourec S.A. (f)	(10,346)	(46,372)
	Valmont Industries, Inc.	(3,500)	(470,995)
			(794,889)
	Mining (0.6%)
	Alumina, Ltd.	(57,447)	(64,192)
	Century Aluminum Co. (f)	(54,600)	(379,470)
	Compass Minerals International, Inc.	(6,400)	(471,680)
	Independence Group NL	(131,792)	(421,624)
	KAZ Minerals PLC (f)	(157,722)	(451,589)
	Nyrstar N.V. (f)	(53,957)	(396,588)
	Pilbara Minerals, Ltd. (f)	(451,982)	(167,773)
	Royal Gold, Inc.	(5,600)	(433,608)
	Syrah Resources, Ltd. (f)	(5,613)	(18,816)
	Vedanta Resources PLC	(58,182)	(439,655)
			(3,244,995)
	Mining, Steel, Iron & Non-Precious Metals (0.1%)
	Eramet (f)	(7,487)	(297,732)

	Miscellaneous - Manufacturing (0.1%)
	GUD Holdings, Ltd.	(15,537)	(125,215)
	Proto Labs, Inc. (f)	(7,000)	(419,370)
			(544,585)
	Oil & Gas (0.2%)
	Amerisur Resources PLC (f)	(115,034)	(36,530)
	Cabot Oil & Gas Corp.	(2,000)	(51,600)
	Cheniere Energy, Inc. (f)	(1,100)	(47,960)
	Clayton Williams Energy, Inc. (f)	(800)	(68,352)
	Cobalt International Energy, Inc. (f)	(14,400)	(17,856)
	Concho Resources, Inc. (f)	(400)	(54,940)
	Continental Resources, Inc. (f)	(1,200)	(62,352)
	Det Norske Oljeselskap ASA (f)	(4,043)	(64,277)
	Diamondback Energy, Inc. (f)	(600)	(57,924)
	DNO ASA (f)	(44,700)	(45,317)
	Etablissements Maurel et Prom (f)	(11,355)	(52,808)
	Fairmount Santrol Holdings, Inc. (f)	(7,700)	(65,296)
	Hess Corp.	(900)	(48,258)
	Liquefied Natural Gas, Ltd. (f)	(1,241)	(603)
	Oil Search, Ltd.	(9,424)	(51,138)
	Pantheon Resources PLC (f)	(26,280)	(34,744)
	Parsley Energy, Inc. Class A (f)	(1,900)	(63,669)
	Pioneer Natural Resources Co.	(200)	(37,130)
	Range Resources Corp.	(1,100)	(42,625)
	Ring Energy, Inc. (f)	(4,700)	(51,465)
	Synergy Resources Corp. (f)	(7,500)	(51,975)
			(1,006,819)
	Oil & Gas Services (0.2%)
	CGG S.A. (f)	(1,963)	(50,740)
	Core Laboratories N.V.	(400)	(44,932)
	Flotek Industries, Inc. (f)	(27,400)	(398,396)
	Frank's International N.V.	(2,900)	(37,700)
	Fugro N.V. - CVA (f)	(3,153)	(51,022)
	Petroleum Geo-Services ASA (f)	(21,149)	(46,427)
	RPC, Inc. (f)	(3,600)	(60,480)
	Saipem S.p.A (f)	(107,923)	(45,669)
	SBM Offshore N.V.	(2,194)	(31,165)
	Schoeller-Bleckmann Oilfield Equipment A.G.	(833)	(55,209)
			(821,740)
	Pharmaceuticals (0.9%)
	AB Science S.A. (f)	(14,623)	(194,821)
	Aclaris Therapeutics, Inc. (f)	(4,200)	(107,562)
■	Aerie Pharmaceuticals, Inc. (f)	(20,900)	(788,766)
	Aimmune Therapeutics, Inc. (f)	(10,200)	(153,000)
	Axovant Sciences, Ltd. (f)	(9,400)	(131,600)
	Cempra, Inc. (f)	(18,000)	(435,600)
	DBV Technologies S.A. (f)	(4,178)	(305,537)
	DexCom, Inc. (f)	(5,100)	(447,066)
	Fagron (f)	(44,556)	(484,103)
	Galapagos N.V. (f)	(682)	(43,769)
	Greencross, Ltd.	(49,554)	(244,244)
	GW Pharmaceuticals PLC (f)	(28,071)	(305,082)
	Intra-Cellular Therapies, Inc. (f)	(9,800)	(149,352)
	MannKind Corp. (f)	(78,600)	(48,732)
	MyoKardia, Inc. (f)	(2,300)	(37,582)
	NantKwest, Inc. (f)	(19,000)	(147,820)
	Premier, Inc. Class A (f)	(14,900)	(481,866)
	Revance Therapeutics, Inc. (f)	(12,500)	(202,625)
	Sirtex Medical, Ltd.	(396)	(9,562)
	Sorrento Therapeutics, Inc. (f)	(2,500)	(19,350)
	Synergy Pharmaceuticals, Inc. (f)	(2,600)	(14,326)
	TherapeuticsMD, Inc. (f)	(58,100)	(395,661)
	Vital Therapies, Inc. (f)	(3,700)	(22,644)
	Zealand Pharma A/S (f)	(3,457)	(51,376)
			(5,222,046)
	Real Estate Investment Trusts (0.0%)‡
	Infrastrutture Wireless Italiane S.p.A (b)	(21,575)	(106,106)

	Retail (1.2%)
	AO World PLC (f)	(44,574)	(97,639)
	CarMax, Inc. (f)	(8,100)	(432,135)
	Chipotle Mexican Grill, Inc. (f)	(1,200)	(508,200)
	Cie Financiere Richemont S.A. Registered	(7,616)	(464,094)
	Duluth Holdings, Inc. Class B (f)	(13,600)	(360,536)
	Dunkin' Brands Group, Inc.	(9,500)	(494,760)
	Lumber Liquidators Holdings, Inc. (f)	(24,100)	(474,047)
	Luxottica Group S.p.A	(9,423)	(450,088)
	Majestic Wine PLC (f)	(1,736)	(6,914)
	Party City Holdco, Inc. (f)	(6,800)	(116,416)
	Restoration Hardware Holdings, Inc. (f)	(11,600)	(401,128)
	Sears Holdings Corp. (f)	(26,200)	(300,252)
	Shake Shack, Inc. Class A (f)	(11,500)	(398,705)
	Signet Jewelers, Ltd.	(800)	(59,624)
	Sports Direct International PLC (f)	(102,399)	(381,317)
	Sportsman's Warehouse Holdings, Inc. (f)	(34,300)	(360,836)
	Travis Perkins PLC	(21,597)	(432,211)
	Wingstop, Inc.	(13,400)	(392,620)
	Zalando SE (b)(f)	(11,585)	(483,470)
	Zoe's Kitchen, Inc. (f)	(9,700)	(215,243)
			(6,830,235)
	Semiconductors (0.3%)
	ams A.G.	(11,590)	(375,795)
	Imagination Technologies Group PLC (f)	(20,225)	(64,685)
	IPG Photonics Corp. (f)	(5,600)	(461,160)
	Manz A.G. (f)	(876)	(35,372)
	Nanoco Group PLC (f)	(79,957)	(66,327)
	Nordic Semiconductor ASA (f)	(77,893)	(379,985)
			(1,383,324)
	Shipbuilding (0.0%)‡
	Sembcorp Marine, Ltd.	(153,400)	(146,797)

	Software (0.9%)
	Apigee Corp. (f)	(5,000)	(87,000)
	Black Knight Financial Services, Inc. Class A (f)	(12,000)	(490,800)
	Castlight Health, Inc. Class B (f)	(47,400)	(197,184)
	Hortonworks, Inc. (f)	(50,800)	(424,180)
	Inovalon Holdings, Inc. Class A (f)	(29,800)	(438,358)
	Instructure, Inc. (f)	(10,600)	(268,922)
	MINDBODY, Inc. Class A (f)	(23,600)	(463,976)
■	NetSuite, Inc. (f)	(5,600)	(619,864)
	pdvWireless, Inc. (f)	(4,400)	(100,760)
	ServiceNow, Inc. (f)	(6,400)	(506,560)
	TomTom N.V. (f)	(44,015)	(421,314)
	Tyler Technologies, Inc. (f)	(2,800)	(479,444)
	Workday, Inc. Class A (f)	(5,900)	(540,971)
			(5,039,333)
	Telecommunications (1.0%)
	Altice N.V. Class A (f)	(28,911)	(518,660)
	Arista Networks, Inc. (f)	(6,000)	(510,480)
	Ascom Holding A.G. Registered	(2,937)	(52,905)
	Drillisch A.G.	(8,976)	(435,745)
	Euskaltel S.A. (b)(f)	(32,950)	(327,762)
	Frontier Communications Corp.	(99,700)	(414,752)
	Globalstar, Inc. (f)	(335,301)	(405,714)
	Loral Space & Communications, Inc. (f)	(11,400)	(445,854)
	Palo Alto Networks, Inc. (f)	(3,300)	(525,789)
	Shenandoah Telecommunications Co.	(15,900)	(432,639)
	Telecom Plus PLC	(19,760)	(283,268)
	Telefonica Deutschland Holding A.G.	(50,643)	(203,722)
	Telenet Group Holding N.V. (f)	(5,298)	(276,329)
	TPG Telecom, Ltd.	(3,392)	(22,378)
	Vocus Communications, Ltd.	(64,943)	(309,657)
	Zayo Group Holdings, Inc. (f)	(15,800)	(469,418)
			(5,635,072)
	Transportation (0.2%)
	CAI International, Inc. (f)	(5,400)	(44,658)
	ComfortDelGro Corp., Ltd.	(141,500)	(291,571)
	D/S Norden A/S (f)	(17,258)	(246,584)
	GasLog, Ltd.	(4,000)	(58,200)
	Golar LNG, Ltd.	(2,800)	(59,360)
	Golden Ocean Group, Ltd. (f)	(7,600)	(30,780)
	Groupe Eurotunnel SE Registered	(40,939)	(443,148)
	Teekay Corp.	(7,300)	(56,283)
	Teekay Tankers, Ltd. Class A	(15,900)	(40,227)
			(1,270,811)
	Trucking & Leasing (0.1%)
	Textainer Group Holdings, Ltd.	(42,500)	(318,325)
	Total Common Stocks Sold Short (Proceeds $90,219,331)		(96,144,303)

	Exchange-Traded Funds Sold Short (2.9%) (i)
■	SPDR S&P 500 ETF Trust	(12,500)	(2,703,750)
■	United States Oil Fund, L.P. (f)	(1,233,800)	(13,485,434)
	Total Exchange-Traded Funds Sold Short (Proceeds $14,155,650)		(16,189,184)
	Total Investments Sold Short (Proceeds $104,374,981) (j)	(20.3)%	(112,333,487)
	Total Investments, Net of Investments Sold Short (Cost $477,472,737)	87.5	482,764,947
	Other Assets, Less Liabilities	12.5	69,055,829
	Net Assets	100.0%	$551,820,776

¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2016, excluding short-term investments. May be subject to change daily.
■	Among the Portfolio’s 5 largest short positions or issuers as of September 30, 2016. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Floating rate - Rate shown was the rate in effect as of September 30, 2016.
(d)	Delayed delivery security.
(e)	Security, or a portion thereof, was maintained in a segregated account at the Portfolio's custodian as collateral for securities Sold Short.
(f)	Non-income producing security.
(g)	Interest rate shown represents yield to maturity.
(h)	Security, or a portion thereof, was maintained in a segregated account at the Portfolio’s custodian as collateral for swap contracts.
(i)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(j)	As of September 30, 2016, cash in the amount of $60,517,665 was on deposit with brokers for short sale transactions.
(k)	As of September 30, 2016, cost was $581,789,645 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$18,020,095
Gross unrealized depreciation	(4,773,315)
Net unrealized appreciation	$13,246,780

As of September 30, 2016, the Portfolio held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold	Unrealized Appreciation/ (Depreciation)
Euro vs. U.S. Dollar	10/28/16	Societe Generale	EUR	483,906	$544,474	$(273)
Pound Sterling vs. U.S. Dollar	10/28/16	Societe Generale	GBP	1,048,125	1,364,550	(5,348)

Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased
Canadian Dollar vs. U.S. Dollar	12/16/16	Societe Generale	CAD	2,100,000	1,591,006	(10,519)
Euro vs. U.S. Dollar	12/16/16	Societe Generale	EUR	7,400,000	8,335,674	(4,931)
Euro vs. U.S. Dollar	10/28/16	Societe Generale		37,990,000	42,674,699	(48,915)
Pound Sterling vs. U.S. Dollar	10/28/16	Societe Generale	GBP	4,205,200	5,475,128	21,849
Swedish Krona vs. U.S. Dollar	12/16/16	UBS AG	SEK	30,200,000	3,559,962	26,717
Swiss Franc vs. U.S. Dollar	12/16/16	UBS AG	CHF	800,000	823,902	(3,180)
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$(24,600)

As of September 30, 2016, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)[2]
Euro Bund	(8)	December 2016	$(1,489,112)	$(4,364)
Euro-Bobl	(110)	December 2016	(16,322,154)	(53,333)
			$(17,811,266)	$(57,697)

1. As of September 30, 2016, cash in the amount of $224,935 was on deposit with a broker for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2016.

As of September 30, 2016, the Portfolio held the following centrally cleared interest rate swap agreements1:

Notional Amount	Currency	Expiration Date	Payments made by Fund	Payments Received by Fund	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)
$15,700,000	USD	1/22/2018	Fixed 0.870%	3-Month USD-LIBOR	$—	$18,738	$18,738
17,460,000	USD	2/25/2018	Fixed 8.000%	3-Month USD-LIBOR	—	42,476	42,476
4,090,000	USD	1/22/2026	3-Month USD-LIBOR	Fixed 1.836%	—	146,839	146,839
4,875,000	USD	2/25/2026	3-Month USD-LIBOR	Fixed 1.605%	—	72,621	72,621
					$—	$280,674	$280,674

As of September 30, 2016, the Portfolio held the following centrally cleared credit default swap contracts1:

Reference Entity	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]		(Pay)/Receive Fixed Rate[4]	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation/ (Depreciation)[5]
Markit iTraxx Europe Crossover Series 24	12/20/2020	Buy	EUR	9,200	(5.00)%	$(265,882)	$(860,236)	$(594,354)
Markit iTraxx Europe Crossover Series 24	12/20/2020	Sell		9,200	5.00%	717,094	860,236	143,142
Markit iTraxx Europe Crossover Series 25	6/20/2021	Buy		17,800	(5.00)%	(1,576,226)	(1,572,294)	3,932
Markit iTraxx Europe Crossover Series 25	6/20/2021	Sell		17,800	5.00%	1,193,962	1,572,294	378,332
Markit iTraxx Europe Crossover Series 26	12/20/2021	Buy		8,000	(5.00)%	(656,544)	(706,174)	(49,630)
Markit iTraxx Europe Senior Financials Series 24	12/20/2020	Buy		3,200	(1.00)%	3,628	(20,513)	(24,141)
Markit iTraxx Europe Senior Financials Series 24	12/20/2020	Sell		3,200	1.00%	29,933	20,513	(9,420)
Markit iTraxx Europe Senior Financials Series 25	6/20/2021	Buy		3,200	(1.00)%	(18,677)	(10,239)	8,438
Markit iTraxx Europe Senior Financials Series 25	6/20/2021	Sell		3,200	1.00%	10,084	10,239	155
Markit iTraxx Europe Senior Financials Series 26	12/20/2021	Buy		3,200	(1.00)%	2,054	2,237	183
Markit CDX North American High Yield Series 27	12/20/2021	Sell		$32,300	5.00%	1,242,351	1,415,338	172,987
Markit CDX North American Investment Grade Series 27	12/20/2021	Sell		13,600	1.00%	149,853	171,013	21,160
						$831,630	$882,414	$50,784

As of September 30, 2016, the Portfolio held the following OTC credit default swap contracts:

Reference Entity	Counterparty	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]		(Pay)/Receive Fixed Rate[4]	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation/ (Depreciation)[5]
Bayer A.G.
5.625%, 5/23/18	Societe Generale S.A.	6/20/2021	Buy	EUR	600	(1.00)%	$(14,625)	$(11,992)	$2,633
E.ON International Finance B.V.
6.375%, 5/29/17	BNP Paribas S.A.	6/20/2021	Buy		675	(1.00)%	2,422	(11,749)	(14,171)
Electricite de France S.A.
5.625%, 2/21/33	Societe Generale S.A.	6/20/2021	Buy		1,300	(1.00)%	(6,848)	(19,995)	(13,147)
Fortum OYJ
6.000%, 3/20/19	BNP Paribas S.A.	6/20/2021	Buy		500	(1.00)%	(2,884)	(9,501)	(6,617)
Orange S.A.
5.625%, 5/22/18	BNP Paribas S.A.	6/20/2021	Buy		1,200	(1.00)%	(19,038)	(28,983)	(9,945)
Total Capital S.A.
4.875%, 1/28/19	BNP Paribas S.A.	6/20/2021	Buy		500	(1.00)%	(6,898)	(14,102)	(7,204)
Total Capital S.A.
4.875%, 1/28/19	Societe Generale S.A.	6/20/2021	Buy		500	(1.00)%	(11,736)	(14,102)	(2,366)
							$(59,607)	$(110,424)	$(50,817)

1. As of September 30, 2016, cash in the amount of $2,750,709 was on deposit with a broker for centrally cleared swap agreements.

2. Buy—Portfolio pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell—Portfolio receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3. The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

4. The annual fixed rate represents the interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

5. Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at September 30, 2016.

Total Return Swap Contracts

Open OTC total return equity swap contracts as of September 30, 2016 were as follows1:

Swap Counterparty	Reference Obligation	Rate(s) (Paid)/Received by the Portfolio	Termination Date(s)	Notional Amount Long/(Short) (000)*	Unrealized Appreciation
UBS AG	Abbott Laboratories	Overnight Bank Funding Rate minus 0.40%	3/1/2025	$(508)	$120
Citibank NA	Alere, Inc.	1 Month LIBOR BBA plus 0.35%	3/1/2025	217	7,630
Citibank NA	Alibaba Group Holding, Ltd.	1 Month LIBOR BBA plus 0.35%	3/1/2025	48	3,799
UBS AG	Buzzi Unicem S.p.A.	1 Month LIBOR BBA minus 0.45%	3/1/2025	(315)	18,024
Morgan Stanley Capital Services LLC	Carmike Cinemas, Inc.	US Federal Funds Rate plus 0.45%	3/1/2025	788	15,437
UBS AG	Cepheid	1 Month LIBOR BBA plus 0.35%	3/1/2025	420	1,496
Citibank NA	CNH Industrial N.V.	1 Month LIBOR BBA minus 0.40%	3/1/2025	(66)	2,195
UBS AG	Danieli & C Officine Meccaniche S.p.A.	1 Month LIBOR BBA minus 0.45%	3/1/2025	(166)	16,498
UBS AG	Entertainment One, Ltd.	1 Month LIBOR BBA plus 0.40%	3/1/2025	329	14,130
Citibank NA	Fiat Chrysler Automobiles N.V.	1 Month LIBOR BBA minus 0.40%	3/1/2025	(319)	23,777
UBS AG	Gamesa Corp Tecnologica S.A.	1 Month LIBOR BBA plus 0.40%	3/1/2025	767	22,636
Morgan Stanley Capital Services LLC	Groupe Fnac S.A.	Euro OverNight Index Average plus 0.55%	3/1/2025	1,205	165,516
UBS AG	J Sainsbury PLC	1 Month LIBOR BBA minus 0.45%	3/1/2025	(245)	150,883
UBS AG	London Stock Exchange Group PLC	1 Month LIBOR BBA plus 0.40%	3/1/2025	447	10,337
Citibank NA	Premier Farnell PLC	1 Month LIBOR BBA plus 0.65%	3/1/2025	400	3,518
Citibank NA	SABMiller PLC	1 Month LIBOR BBA plus 0.40%	3/1/2025	1,935	80,245
Morgan Stanley Capital Services LLC	Shire PLC	Sterling OverNight Index Average plus 0.55%	3/1/2025	492	36,867
UBS AG	St Jude Medical, Inc.	1 Month LIBOR BBA plus 0.35%	3/1/2025	1,105	22,453
Citibank NA	Swatch Group A.G.	1 Month LIBOR BBA plus 0.55%	3/1/2025	324	20,394
UBS AG	Telecom Italia S.p.A.	1 Month LIBOR BBA minus 0.45%	3/1/2025	(238)	28,066
UBS AG	Vinci S.A.	1 Month LIBOR BBA minus 0.45%	3/1/2025	(226)	485
				$6,394	$644,506

Swap Counterparty	Reference Obligation	Rate(s) (Paid)/Received by the Portfolio	Termination Date(s)	Notional Amount Long/(Short) (000)*	Unrealized Depreciation
UBS AG	Alibaba Group Holding, Ltd.	Overnight Bank Funding Rate minus 0.40%	3/1/2025	$(617)	$(24,650)
UBS AG	AstraZeneca PLC	1 Month LIBOR BBA minus 0.40%	3/1/2025	(197)	(9,322)
Morgan Stanley Capital Services LLC	Cairo Communication S.p.A.	Euro OverNight Index Average plus 0.55%	3/1/2025	704	(112,867)
Morgan Stanley Capital Services LLC	Coty, Inc.	US Federal Funds Rate plus 0.45%	3/1/2025	752	(7,481)
Morgan Stanley Capital Services LLC	Depomed, Inc.	US Federal Funds Rate plus 0.45%	3/1/2025	720	(5,119)
Citibank NA	Ferrari N.V.	1 Month LIBOR BBA minus 0.57%	3/1/2025	(40)	(3,323)
UBS AG	FMC Technologies, Inc.	U.S. Federal Funds Rate minus 0.40%	3/1/2025	(648)	(18,626)
Morgan Stanley Capital Services LLC	Haldex AB	1 Month LIBOR BBA plus 0.45%	3/1/2025	2,684	(19,434)
Citibank NA	Henkel AG & Co., KGaA	1 Month LIBOR BBA minus 0.40%	3/1/2025	(701)	(10,985)
Citibank NA	iShares Nasdaq Biotechnology ETF	1 Month LIBOR BBA minus 1.40%	3/1/2025	(238)	(6,584)
Morgan Stanley Capital Services LLC	J Sainsbury PLC	1 Month LIBOR BBA plus 0.55%	3/1/2025	612	(316,496)
UBS AG	Lagardere S.C.A.	1 Month LIBOR BBA minus 0.45%	3/1/2025	(374)	(11,028)
UBS AG	Marriott International, Inc.	1 Month LIBOR BBA plus 0.35%	3/1/2025	1,535	(48,096)
UBS AG	Merck KGaA	1 Month LIBOR BBA minus 0.45%	3/1/2025	(255)	(8,596)
UBS AG	Orange S.A.	1 Month LIBOR BBA minus 0.45%	3/1/2025	(380)	(15,790)
UBS AG	Staples, Inc.	Overnight Bank Funding Rate minus 0.40%	3/1/2025	(199)	(930)
Citibank NA	Swatch Group A.G.	1 Month LIBOR BBA minus 1.82%	3/1/2025	(322)	(22,337)
UBS AG	Telecom Italia S.p.A.	1 Month LIBOR BBA plus 0.40%	3/1/2025	301	(7,195)
Morgan Stanley Capital Services LLC	Ubisoft Entertainment S.A.	Euro OverNight Index Average plus 0.55%	3/1/2025	795	(27,803)
				$4,132	$(676,662)

Open OTC total return basket swap contracts as of September 30, 2016 were as follows:

Swap Counterparty	Reference Obligation	Rate (Paid)/Received by the Portfolio	Termination Date	Notional Amount (000)*	Unrealized Appreciation / (Depreciation)
Credit Suisse	Credit Suisse Backwardation Long/Short Excess Return Index **	0.60%	5/31/2017	$7,909	$69
Credit Suisse	Credit Suisse Custom 24A Excess Return Index **	1.50%	5/31/2017	9,630	24
Credit Suisse	Credit Suisse Custom 88 Enhanced Excess Return Index **	0.60%	5/31/2017	12,297	(141)
Credit Suisse	Credit Suisse Dividend Alpha ER Index	0.25%	5/31/2017	8,945	115,430
Credit Suisse	Credit Suisse GAINS 01E Long/Short Excess Return Index **	1.25%	5/31/2017	7,809	84
JPMorgan Chase Bank	JPMorgan JMAB125E Index	0.00%	10/31/2016	5,500	-
Societe Generale	SGI BOSS 3% Index	0.60%	5/31/2017	10,899	3
Societe Generale	SGI Smart Market Neutral Commodity 2 Index **	0.60%	5/31/2017	10,890	(27)
Societe Generale	SGI US Gravity Index	0.00%	5/31/2017	4,484	5
Societe Generale	SGI NYLIM Custom U.S. Sector Reversal Index	0.00%	6/5/2017	9,365	-
				$87,728	$115,447

Open OTC Candriam proprietary total return swap contracts as of September 30, 2016 were as follows:

Swap Counterparty	Reference Obligation	Description	Unrealized Appreciation / (Depreciation)
Societe Generale Newedge UK Limited	Candriam IG Diversified Futures Index **	Total return swap with Societe Generale Newedge UK Limited (“SG Newedge UK”). The swap provides exposure to the total returns of the Candriam Alternative Return Systemat program, calculated on a daily basis with a reference to a managed account owned by SG Newedge UK, a company formed under the laws of England. (Notional Amount $104,759,396)***	$(1,418,642)
Societe Generale Newedge UK Limited	Candriam Global Alpha Index	Total return swap with SG Newedge UK. The swap provides exposure to the returns of the exchange-traded derivatives and OTC foreign exchange forwards for the Candriam Global Alpha strategy, calculated on a daily basis with a reference to a managed account owned by SG Newedge UK, a company formed under the laws of England. (Notional Amount $30,149,517)****	530,769
Societe Generale Newedge UK Limited	Candriam Global Opportunities Index	Total return swap with SG Newedge UK. The swap provides exposure to the returns of the exchange-traded derivatives and OTC foreign exchange forwards for the Candriam Global Opportunities strategy, calculated on a daily basis with a reference to a managed account owned by SG Newedge UK, a company formed under the laws of England. (Notional Amount $28,931,104)****	394,738
			$(493,135)

The summaries below provide a breakdown of the derivative contracts comprising the index components of the above Candriam proprietary total return swaps as of September 30, 2016:

Candriam IG Diversified Futures Index

Ticker	Description	Sector	Notional Amount (000)*
ADZ6	Australian Dollar CME Dec16	Foreign Currency	6,578
BPZ6	British Pound CME Dec16	Foreign Currency	(11,291)
C Z6	Corn Dec16	Agricultural	(9,227)
CDZ6	Canadian Dollar CME Dec16	Foreign Currency	(14,876)
CFV6	CAC Index Oct16	Equity Index	2,995
CLX6	Crude Oil Nov16	Energy	(4,245)
COZ6	Brent Crude Dec16	Energy	4,718
CTZ6	Cotton Dec16	Agricultural	4,391
DMZ6	Mini Dow Dec16	Equity Index	9,292
ECZ6	EUR/USD CME Dec16	Foreign Currency	(8,599)
EDH9	Euro Dollars Mar19	Financials	2,001
ESZ6	E-mini S&P Dec16	Equity Index	(7,022)
FVZ6	U.S. 5 Year Note Dec16	Financials	458
GCZ6	Gold CMX Dec16	Metals	(6,059)
GXZ6	DAX Index Dec16	Equity Index	3,838
HGZ6	High Grade Copper Dec16	Metals	19,508
HIV6	Hang Seng Index Oct16	Equity Index	6,612
HOX6	Heating Oil Nov16	Energy	7,042
IKZ6	Euro BTP Futures Dec16	Financials	(14)
JBZ6	Japan Govt Bond Tiffe Dec16	Financials	436
JYZ6	Japanese Yen CME Dec16	Foreign Currency	14,588
KEZ6	Korean Bond Dec16	Financials	1,748
L H9	3-Month Sterling Mar19	Financials	7,951
LAZ6	Aluminum LME Dec16	Metals	20,848
LCZ6	Live Cattle Dec16	Agricultural	(11,214)
LXZ6	Zinc LME Dec16	Metals	17,785
NGX6	Natural Gas Nov16	Energy	14,327
NIZ6	Nikkei Index Dec16	Equity Index	(2,018)
NQZ6	E-mini Nasdaq Dec16	Equity Index	2,338
NVZ6	New Zealand Dollar CME Dec16	Foreign Currency	15,254
OATZ6	Euro Oat Futures Dec16	Financials	414
PEZ6	Mexican Peso CME Dec16	Foreign Currency	(9,638)
RTAZ6	E-mini Russell Dec16	Equity Index	5,992
RXZ6	Euro Bund Dec16	Financials	398
RYZ6	EUR/JPY CME Dec16	Foreign Currency	(21,504)
S X6	Soybeans Nov16	Agricultural	(8,872)
SBH7	Sugar Mar17	Agricultural	7,136
SIZ6	Silver Dec17	Metals	8,838
TPZ6	Topix Index Dec16	Equity Index	1,696
TYZ6	U.S. 10 Year Notes Dec16	Financials	182
USZ6	U.S. Treasury Bond Dec16	Financials	(42)
UXV6	CFE VIX Oct16	Equity Index	(2,114)
VGZ6	Euro Stoxx50 Dec16	Equity Index	7,097
W Z6	Wheat Dec16	Agricultural	(9,326)
XBX6	Gasoline Blendstock Nov16	Energy	7,005
XPZ6	SFE SPI 200 Dec16	Equity Index	5,700
Z Z6	FTSE Index Dec16	Equity Index	10,222

Candriam Global Alpha Index

Ticker	Description	Sector	Notional Amount (000)*
2EH7C	2 Year Midcurve Mar17	Financials	2,430
2EZ6C	2 Year Midcurve Dec16	Financials	1,672
ADZ6	Australian Dollar CME Dec16	Foreign Currency	(37)
BPX6P	British Pound CME Nov16	Foreign Currency	(11)
CDZ6	Canadian Dollar CME Dec16	Foreign Currency	(165)
CDZ6C	Canadian Dollar CME Dec16	Foreign Currency	(160)
CDZ6C	Canadian Dollar CME Dec16	Foreign Currency	9
CXZ6C	Euro STOXX Banks Dec16	Equity Index	326
CXZ6P	Euro STOXX Banks Dec16	Equity Index	142
ECV6C	EUR/USD CME Oct16	Foreign Currency	-
ECV6P	EUR/USD CME Oct16	Foreign Currency	271
ECZ6	EUR/USD CME Dec16	Foreign Currency	1,373
ECZ6P	EUR/USD CME Dec16	Foreign Currency	(24)
ECZ6P	EUR/USD CME Dec16	Foreign Currency	(81)
ESZ6C	E-mini S&P Dec16	Equity Index	(2,356)
ESZ6C	E-mini S&P Dec16	Equity Index	1,447
ESZ6P	E-mini S&P Dec16	Equity Index	(40)
ESZ6P	E-mini S&P Dec16	Equity Index	1,755
FTMIB	FTSE MIB Index Oct16	Equity Index	(23)
FVZ6	U.S. 5 Year Note Dec16	Financials	(21)
FVZ6C	U.S. 5 Year Note Dec16	Financials	78
FVZ6P	U.S. 5 Year Note Dec16	Financials	(120)
FVZ6P	U.S. 5 Year Note Dec16	Financials	9
GXV6C	DAX Index Dec16	Equity Index	48
GXV6C	DAX Index Dec16	Equity Index	(80)
GXZ6P	DAX Index Dec16	Equity Index	1,960
IKZ6	Euro BTP Futures Dec16	Financials	1,682
IXV6C	Nasdaq 100 Oct16	Equity Index	(157)
IXV6C	Nasdaq 100 Oct16	Equity Index	(4,819)
IXV6P	Nasdaq 100 Oct16	Equity Index	2,537
IXX6C	Nasdaq 100 Nov16	Equity Index	(81)
IXX6C	Nasdaq 100 Nov16	Equity Index	(1,969)
JVV6C	STOXX Europe 600 Oct16	Equity Index	(86)
JYV6C	Japanese Yen CME Oct16	Foreign Currency	(1)
JYV6C	Japanese Yen CME Oct16	Foreign Currency	(23)
JYX6P	Japanese Yen CME Nov16	Foreign Currency	(12,099)
JYX6P	Japanese Yen CME Nov16	Foreign Currency	(112)
NHZ6	Nikkei Index Dec16	Equity Index	(1)
OEX6P	Euro Bobl Nov16	Financials	1,941
OEX6P	Euro Bobl Nov16	Financials	176
OEZ6	Euro Bobl Dec16	Financials	(1)
OGZ6	STOXX Europe 600 Dec16	Equity Index	(135)
OXX6P	OMX Stockholm 30 Index Nov16	Equity Index	(101)
PEZ6	Mexican Peso CME Dec16	Foreign Currency	(2,226)
RAZ6	South African Rand CME Dec16	Foreign Currency	1,023
RXF7P	Euro Bund Jan17	Foreign Currency	(119)
RXZ6	Euro Bund Dec16	Foreign Currency	(3,531)
SEZ6C	Euro STOXX 50 Dec16	Equity Index	(1,973)
SEZ6C	Euro STOXX 50 Dec16	Equity Index	-
SEZ6P	Euro STOXX 50 Dec16	Equity Index	(304)
SFV6P	Swiss Franc CME Oct16	Foreign Currency	36
SFZ6	Swiss Franc CME Dec16	Foreign Currency	447
TYZ6	U.S. 10 Year Notes Dec16	Financials	123
TYZ6C	U.S. 10 Year Notes Dec16	Financials	(55)
TYZ6P	U.S. 10 Year Notes Dec16	Financials	(124)
TYZ6P	U.S. 10 Year Notes Dec16	Financials	(82)
ULZ6	STOXX Europe 600 Dec16	Equity Index	(8)
UXV6	CFE VIX Oct16	Equity Index	(4)
UXX6	CFE VIX Nov16	Equity Index	(45)
VGZ6	Euro STOXX 50 Dec16	Equity Index	(156)
XPZ6	SFE SPI 200 Dec16	Equity Index	10,097

Candriam Global Opportunities Index

Ticker	Description	Sector	Notional Amount (000)*
2EZ6C	2 Year Midcurve Dec16	Financials	(82)
2EZ6C	2 Year Midcurve Dec16	Financials	(5)
2EZ6P	2 Year Midcurve Dec16	Financials	4
2EZ6P	2 Year Midcurve Dec16	Financials	(16)
ADZ6	Australian Dollar CME Dec16	Foreign Currency	1,530
CXZ6C	Euro STOXX Banks Dec16	Equity Index	18
CXZ6C	Euro STOXX Banks Dec16	Equity Index	(1)
CXZ6P	Euro STOXX Banks Dec16	Equity Index	(27)
ESZ6	E-mini S&P Dec16	Equity Index	4,105
FVZ6	U.S. 5 Year Notes Dec16	Financials	(12,638)
IBV6	IBEX 35 Index Oct16	Equity Index	1,181
IDZ6C	IBEX 35 Index Dec16	Equity Index	(44)
IDZ6C	IBEX 35 Index Dec16	Equity Index	83
IDZ6P	IBEX 35 Index Dec16	Equity Index	(45)
IKZ6	Euro BTP Futures Dec16	Financials	4,822
JYZ6	Japanese Yen CME Dec16	Foreign Currency	(3,214)
KEZ6	Korean Bond Dec16	Financials	14,711
MESZ6	Mini MSCI Emerging Markets Index Dec16	Equity Index	4,152
NQZ6	E-mini Nasdaq Dec16	Equity Index	5,065
NVZ6	New Zealand Dollar CME Dec16	Foreign Currency	(1,453)
PEZ6	Mexican Peso CME Dec16	Foreign Currency	997
R1V6C	Euro STOXX Oct16	Equity Index	(32)
R1V6C	Euro STOXX Oct16	Equity Index	59
RAZ6	South African Rand CME Dec16	Foreign Currency	(933)
RTAZ6	E-mini Russell Dec16	Equity Index	4,119
SEV6C	Euro STOXX 50 Oct16	Equity Index	59
SEV6C	Euro STOXX 50 Oct16	Equity Index	(12)
SEZ6C	Euro STOXX 50 Dec16	Equity Index	88
SEZ6C	Euro STOXX 50 Dec16	Equity Index	(21)
TPZ6	Topix Index Dec16	Equity Index	2,479
TYZ6	U.S. 10 Year Notes Dec16	Financials	(34,093)
VGZ6	Euro STOXX 50 Dec16	Equity Index	7,736

1. As of September 30, 2016, cash in the amount of $2,367,623 was on deposit with brokers for total return equity swap contracts.

* Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.

** The total return swap is held in the MainStay VP Multi-Strategy Cayman Fund Ltd., which is a wholly-owned subsidiary of the MainStay VP Absolute Return Multi-Strategy Portfolio.

*** The investment portfolio of the managed account is comprised at any given time of trading positions selected by Candriam France S.A.S. that include exchange traded futures in relation to any commodity, currency, interest rate, bond or equity index traded on certain exchanges. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap. The swap was effective on January 21, 2016 and has an open ended term unless terminated by one of the parties. In addition, the terms of the swap provide for a payment to the SG Newedge UK based upon 0.4% per annum accrued on the full notional level of the swap, plus a floating rate (based on LIBOR and Fed Funds) accrued on 15% of the notional of the swap.

**** The investment portfolio of the managed account is comprised at any given time of trading positions selected by Candriam France S.A.S. that include exchange traded derivatives and over the counter derivatives. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap. The swap was effective on February 26, 2016 and has an open ended term unless terminated by one of the parties. In addition, the terms of the swap provide for a payment to the SG Newedge UK based upon 0.4% per annum accrued on the full notional level of the swap, plus a floating rate (based on LIBOR and Fed Funds) accrued on 15% of the notional of the swap.

The following abbreviation is used in the preceding pages:

BTP	—Buoni del Tesoro Poliennali
CAC	—Cotation Assiste´e en Continu
CAD	—Canadian Dollar
CFE	—CBOE Futures Exchange
CHF	—Swiss Franc
CME	—Chicago Mercantile Exchange
DAX	—Deutscher Aktienindex
ETF	—Exchange-Traded Fund
EUR	—Euro
FTSE	—Financial Times Stock Exchange
GBP	—British Pound Sterling
IBEX	—Índice Bursátil Español Exchange
JPY	—Japanese Yen
LME	—London Metal Exchange
SEK	—Swedish Krona
SFE SPI	—Sydney Futures Exchange Share Price Index
SPDR	—Standard & Poor's Depositary Receipt
VIX	—CBOE Volatility Index
USD	—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$49,280,310	$—	$49,280,310
Foreign Bonds	—	36,988,094	—	36,988,094
U.S. Government	—	41,484,542	—	41,484,542
Total Long-Term Bonds	—	127,752,946	—	127,752,946
Common Stocks	159,709,614	—	—	159,709,614
Convertible Preferred Stocks	20,340	—	—	20,340
Purchased Put Option	3,936	—	—	3,936
Short-Term Investments
Repurchase Agreement	—	263,489,346	—	263,489,346
U.S. Government	—	44,064,179	—	44,064,179
Total Short-Term Investments	—	307,553,525	—	307,553,525
Total Investments in Securities	159,733,890	435,306,471	—	595,040,361
Other Financial Instruments
Candriam Proprietary Total Return Swap Contracts (b)	—	925,507	—	925,507
Credit Default Swap Contracts (b)	—	730,962	—	730,962
Foreign Currency Forward Contracts (b)	—	48,566	—	48,566
Interest Rate Swap Contracts (b)	—	280,674	—	280,674
Total Return Basket Swap Contracts (b)	—	115,615	—	115,615
Total Return Equity Swap Contracts (b)	—	644,506	—	644,506
Total Other Financial Instruments	—	2,745,830	—	2,745,830
Total Investments in Securities and Other Financial Instruments	$159,733,890	$438,052,301	$—	$597,786,191

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Common Stocks Sold Short	$(96,144,303)	$—	$—	$(96,144,303)
Exchange-Traded Funds Sold Short	(16,189,184)	—	—	(16,189,184)
Total Investments in Securities Sold Short	(112,333,487)	—	—	(112,333,487)
Other Financial Instruments
Candriam Proprietary Total Return Swap Contracts (b)	—	(1,418,642)	—	(1,418,642)
Credit Default Swap Contracts (b)		(730,995)	—	(730,995)
Foreign Currency Forward Contracts (b)	—	(73,166)	—	(73,166)
Futures Contracts (b)	(57,697)	—	—	(57,697)
Total Return Basket Swap Contracts (b)	—	(168)	—	(168)
Total Return Equity Swap Contracts (b)	—	(676,662)	—	(676,662)
Total Other Financial Instruments	(57,697)	(2,899,633)	—	(2,957,330)
Total Investments in Securities Sold Short and Other Financial Instruments	$(112,391,184)	$(2,899,633)	$—	$(115,290,817)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2016, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Balanced Portfolio

Portfolio of Investments  September 30, 2016 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 37.7%†
	Asset-Backed Securities 1.3%
	Automobile 0.1%
	Chesapeake Funding LLC Series 2013-1A, Class A 0.948%, due 1/7/25 (a)(b)	$53,983	$53,976
	Hertz Vehicle Financing LLC Series 2016-1A, Class A 2.32%, due 3/25/20 (a)	200,000	201,005
			254,981
	Other ABS 1.2%
	Apartment Investment & Management Co. CLO Series 2014-AA, Class A 2.236%, due 7/20/26 (a)(b)	250,000	249,168
	Apidos CLO XIV Series 2013-14A, Class A 1.83%, due 4/15/25 (a)(b)	475,000	470,601
	Ares XXVII CLO, Ltd. Series 2013-2A, Class A1 1.993%, due 7/28/25 (a)(b)	200,000	200,098
	Babson CLO, Ltd. Series 2013-IA, Class A 1.796%, due 4/20/25 (a)(b)	450,000	447,849
	Carlyle Global Market Strategies CLO, Ltd. Series 2014-2A, Class A 2.287%, due 5/15/25 (a)(b)	250,000	250,602
	Cedar Funding IV CLO, Ltd. Series 2014-4A, Class A1 2.215%, due 10/23/26 (a)(b)	250,000	248,785
	Dryden XXXI Senior Loan Fund Series 2014-31A, Class A 2.029%, due 4/18/26 (a)(b)	280,000	278,359
	Finn Square CLO, Ltd. Series 2012-1A, Class A1R 2.052%, due 12/24/23 (a)(b)(c)	250,000	250,000
	Galaxy XVII CLO, Ltd. Series 2014-17A, Class A 2.16%, due 7/15/26 (a)(b)	450,000	448,366
	Magnetite VIII, Ltd. Series 2014-8A, Class A 2.16%, due 4/15/26 (a)(b)	260,000	260,094
	Magnetite XII, Ltd. Series 2015-12A, Class A 2.18%, due 4/15/27 (a)(b)	250,000	250,218
	Neuberger Berman CLO XIX, Ltd. Series 2015-19A, Class A1 2.10%, due 7/15/27 (a)(b)	350,000	349,435
	Octagon Loan Funding, Ltd. Series 2014-1A, Class A1 2.251%, due 11/18/26 (a)(b)	450,000	448,074
	Race Point VIII CLO, Ltd. Series 2013-8A, Class A 2.061%, due 2/20/25 (a)(b)	270,000	269,428
	Sheridan Square CLO, Ltd. Series 2013-1A, Class A2 1.85%, due 4/15/25 (a)(b)	275,000	272,770
	THL Credit Wind River CLO, Ltd. Series 2012-1A, Class AR 2.303%, due 1/15/26 (c)	250,000	250,000
	Volvo Financial Equipment LLC Series 2016-IA, Class A3 1.67%, due 2/18/20 (a)	100,000	100,721
			5,044,568
	Total Asset-Backed Securities (Cost $5,305,160)		5,299,549

	Corporate Bonds 14.5%
	Auto Manufacturers 0.8%
	Daimler Finance North America LLC 1.50%, due 7/5/19 (a)	667,000	663,292
	Ford Motor Credit Co. LLC
	3.219%, due 1/9/22	1,200,000	1,231,347
	3.336%, due 3/18/21	450,000	462,976
	General Motors Financial Co., Inc.
	3.20%, due 7/6/21	150,000	151,842
	4.375%, due 9/25/21	700,000	747,635
	Toyota Motor Credit Corp. 1.20%, due 4/6/18	100,000	100,029
			3,357,121
	Banks 4.9%
	Bank of America Corp.
	2.625%, due 4/19/21	500,000	507,955
	4.45%, due 3/3/26	550,000	590,264
	Bank of America N.A. 2.05%, due 12/7/18	250,000	253,278
	Bank of New York Mellon Corp. (The) 2.60%, due 8/17/20	550,000	568,811
	Branch Banking & Trust Co. 2.85%, due 4/1/21	450,000	469,076
	Citigroup, Inc.
	2.35%, due 8/2/21	825,000	828,210
	4.60%, due 3/9/26	750,000	800,976
	Cooperatieve Rabobank U.A. 4.375%, due 8/4/25	475,000	501,256
	Credit Suisse Group Funding Guernsey, Ltd. 3.80%, due 9/15/22	1,500,000	1,532,374
	Discover Bank 3.10%, due 6/4/20	850,000	874,430
	Fifth Third Bancorp 4.30%, due 1/16/24	850,000	915,900
	Goldman Sachs Group, Inc. (The)
	2.35%, due 11/15/21	350,000	349,188
	2.875%, due 2/25/21	1,200,000	1,230,772
	5.375%, due 3/15/20	125,000	138,417
	6.00%, due 6/15/20	300,000	341,210
	HBOS PLC 6.75%, due 5/21/18 (a)	1,250,000	1,335,991
	HSBC Bank USA N.A. 6.00%, due 8/9/17	425,000	441,102
	Huntington National Bank (The)
	2.20%, due 11/6/18	250,000	253,122
	2.875%, due 8/20/20	500,000	513,750
¤	JPMorgan Chase & Co. 3.875%, due 9/10/24	2,200,000	2,316,103
	Korea Development Bank (The) 3.875%, due 5/4/17	475,000	482,391
	Manufacturers & Traders Trust Co. 2.30%, due 1/30/19	250,000	254,180
¤	Morgan Stanley
	3.125%, due 7/27/26	250,000	251,495
	4.35%, due 9/8/26	1,000,000	1,067,602
	5.50%, due 1/26/20	725,000	803,890
	UBS Group Funding Jersey, Ltd. 4.125%, due 4/15/26 (a)	1,450,000	1,524,652
	Wells Fargo & Co. 4.10%, due 6/3/26	225,000	238,712
			19,385,107
	Beverages 0.5%
	Anheuser-Busch InBev Finance, Inc.
	2.65%, due 2/1/21	525,000	541,745
	3.65%, due 2/1/26	1,200,000	1,288,800
			1,830,545
	Building Materials 0.4%
	Fortune Brands Home & Security, Inc. 4.00%, due 6/15/25	850,000	912,501
	Masco Corp.
	3.50%, due 4/1/21	325,000	336,375
	4.375%, due 4/1/26	475,000	499,938
			1,748,814
	Chemicals 0.6%
	Airgas, Inc. 2.375%, due 2/15/20	500,000	508,368
	Albemarle Corp. 3.00%, due 12/1/19	350,000	361,103
	LYB International Finance B.V. 4.00%, due 7/15/23	400,000	433,582
	NewMarket Corp. 4.10%, due 12/15/22	400,000	414,457
	NOVA Chemicals Corp. 5.00%, due 5/1/25 (a)	210,000	212,625
	Westlake Chemical Corp. 3.60%, due 8/15/26 (a)	600,000	601,702
			2,531,837
	Computers 0.1%
	Hewlett-Packard Enterprise Co. 3.60%, due 10/15/20 (a)	325,000	340,997

	Electric 1.4%
	Arizona Public Service Co. 2.20%, due 1/15/20	250,000	255,844
	Dominion Resources, Inc. 2.00%, due 8/15/21	275,000	274,344
	Emera U.S. Finance, L.P. 2.70%, due 6/15/21 (a)	750,000	767,518
	ENGIE S.A. 1.625%, due 10/10/17 (a)	150,000	150,318
	Entergy Corp. 4.00%, due 7/15/22	600,000	650,865
	Exelon Corp. 2.85%, due 6/15/20	425,000	440,677
	FirstEnergy Transmission LLC 4.35%, due 1/15/25 (a)	500,000	536,166
	Great Plains Energy, Inc. 4.85%, due 6/1/21	280,000	306,477
	Kansas City Power & Light Co. 7.15%, due 4/1/19	250,000	284,078
	Niagara Mohawk Power Corp. 2.721%, due 11/28/22 (a)	100,000	101,875
	Southern Co. (The)
	2.35%, due 7/1/21	750,000	764,324
	2.95%, due 7/1/23	1,000,000	1,033,207
			5,565,693
	Electronics 0.3%
	Amphenol Corp. 3.125%, due 9/15/21	175,000	181,661
	Fortive Corp. 2.35%, due 6/15/21 (a)	1,000,000	1,012,304
			1,193,965
	Finance - Credit Card 0.3%
	American Express Credit Corp. 1.407%, due 3/18/19 (b)	350,000	350,590
	Capital One Bank USA N.A. 2.15%, due 11/21/18	675,000	682,024
	Discover Financial Services
	3.85%, due 11/21/22	100,000	103,738
	5.20%, due 4/27/22	25,000	27,524
			1,163,876
	Food 0.1%
	Ingredion, Inc.
	1.80%, due 9/25/17	75,000	75,164
	4.625%, due 11/1/20	250,000	273,525
			348,689
	Health Care - Products 0.1%
	Becton, Dickinson & Co. 3.734%, due 12/15/24	325,000	352,466

	Home Furnishing 0.1%
	Samsung Electronics America, Inc. 1.75%, due 4/10/17 (a)	200,000	200,459

	Insurance 0.6%
	Assurant, Inc. 2.50%, due 3/15/18	300,000	303,497
	Chubb INA Holdings, Inc. 3.35%, due 5/3/26	425,000	455,072
	Nationwide Financial Services, Inc. 5.375%, due 3/25/21 (a)	725,000	813,093
	Pricoa Global Funding I 2.20%, due 6/3/21 (a)	250,000	253,372
	Principal Financial Group, Inc. 8.875%, due 5/15/19	90,000	106,042
	Voya Financial, Inc. 2.90%, due 2/15/18	622,000	633,675
			2,564,751
	Iron & Steel 0.1%
	Carpenter Technology Corp. 4.45%, due 3/1/23	125,000	123,576
	Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	200,000	209,036
			332,612
	Media 0.5%
	Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.908%, due 7/23/25 (a)	1,750,000	1,930,346

	Mining 0.1%
	Rio Tinto Finance USA, Ltd. 3.75%, due 6/15/25	375,000	403,444

	Miscellaneous - Manufacturing 0.1%
	General Electric Co.
	4.375%, due 9/16/20	225,000	249,294
	6.00%, due 8/7/19	225,000	254,236
			503,530
	Oil & Gas 0.8%
	Anadarko Petroleum Corp. 4.85%, due 3/15/21	350,000	375,731
	BP Capital Markets PLC
	1.846%, due 5/5/17	75,000	75,326
	3.062%, due 3/17/22	425,000	445,193
	Helmerich & Payne International Drilling Co. 4.65%, due 3/15/25	400,000	422,115
	Nabors Industries, Inc. 5.00%, due 9/15/20	540,000	532,129
	Petroleos Mexicanos
	3.50%, due 7/23/20	75,000	75,525
	3.50%, due 1/30/23	100,000	94,350
	Shell International Finance B.V. 3.25%, due 5/11/25	1,000,000	1,053,473
			3,073,842
	Oil & Gas Services 0.2%
	Schlumberger Holdings Corp. 3.00%, due 12/21/20 (a)	750,000	782,050

	Pharmaceuticals 0.4%
	Actavis Funding SCS 3.00%, due 3/12/20	350,000	361,380
	Bayer U.S. Finance LLC 2.375%, due 10/8/19 (a)	625,000	634,173
	Shire Acquisitions Investments Ireland DAC 2.40%, due 9/23/21	550,000	550,692
			1,546,245
	Pipelines 0.6%
	Energy Transfer Partners, L.P. 4.15%, due 10/1/20	375,000	392,222
	Kinder Morgan, Inc. 3.05%, due 12/1/19	750,000	766,396
	Phillips 66 Partners, L.P. 3.605%, due 2/15/25	450,000	452,578
	Plains All American Pipeline, L.P. / PAA Finance Corp. 8.75%, due 5/1/19	200,000	230,554
	Spectra Energy Partners, L.P. 2.95%, due 9/25/18	200,000	203,619
	Texas Eastern Transmission, L.P. 2.80%, due 10/15/22 (a)	175,000	174,450
	TransCanada Pipelines, Ltd. 1.625%, due 11/9/17	275,000	275,728
			2,495,547
	Real Estate Investment Trusts 0.3%
	Boston Properties, L.P. 3.70%, due 11/15/18	175,000	182,321
	Brandywine Operating Partnership, L.P. 5.70%, due 5/1/17	500,000	510,934
	DDR Corp. 4.75%, due 4/15/18	355,000	368,554
	Host Hotels & Resorts, L.P. 6.00%, due 10/1/21	150,000	172,995
	Liberty Property, L.P. 4.40%, due 2/15/24	125,000	136,498
			1,371,302
	Retail 0.1%
	Home Depot, Inc. (The) 3.00%, due 4/1/26	375,000	396,721

	Software 0.5%
	Fidelity National Information Services, Inc. 2.25%, due 8/15/21	225,000	226,303
	Fiserv, Inc. 4.75%, due 6/15/21	200,000	224,181
	Oracle Corp. 1.90%, due 9/15/21	1,450,000	1,453,678
			1,904,162
	Telecommunications 0.6%
	AT&T, Inc. 4.45%, due 4/1/24	415,000	456,148
	Orange S.A. 2.75%, due 2/6/19	225,000	231,212
	Telefonica Emisiones SAU 3.192%, due 4/27/18	475,000	486,210
	Verizon Communications, Inc. 5.15%, due 9/15/23	1,100,000	1,281,420
			2,454,990
	Transportation 0.0%‡
	Burlington Northern Santa Fe LLC 4.70%, due 10/1/19	125,000	137,375

	Total Corporate Bonds (Cost $56,051,312)		57,916,486

	Foreign Government Bonds 0.1%
	Sovereign 0.1%
	Poland Government International Bond 5.00%, due 3/23/22	50,000	57,023
	Russian Federation 3.50%, due 1/16/19 (a)	400,000	408,426
	Total Foreign Government Bonds (Cost $448,127)		465,449

	Mortgage-Backed Securities 0.6%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.6%
	Citigroup Commercial Mortgage Trust Series 2014-GC21, Class A5 3.855%, due 5/10/47	100,000	109,873
	COMM Mortgage Trust
	Series 2013-THL, Class A2 1.567%, due 6/8/30 (a)(b)	300,000	300,471
	Series 2013-LC13, Class A2 3.009%, due 8/10/46	300,000	308,176
	GRACE Mortgage Trust Series 2014-GRCE, Class A 3.369%, due 6/10/28 (a)	200,000	212,950
	JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class A2 3.019%, due 8/15/46	300,000	309,064
	JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6, Class A2 2.206%, due 5/15/45	73,116	73,216
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2013-C13, Class A2 2.936%, due 11/15/46	500,000	514,781
	Series 2013-C12, Class A4 4.259%, due 10/15/46 (b)	300,000	339,279
	Morgan Stanley Capital I Trust Series 2007-T25, Class A3 5.514%, due 11/12/49 (b)	40,192	40,295
	Wells Fargo Commercial Mortgage Trust Series 2016-C33, Class AS 3.749%, due 3/15/59	100,000	108,093
	Total Mortgage-Backed Securities (Cost $2,283,445)		2,316,198

	U.S. Government & Federal Agencies 21.2%
¤	Federal Home Loan Bank 0.6%
	0.875%, due 6/29/18	625,000	627,403
	0.875%, due 10/1/18	600,000	599,735
	0.875%, due 8/5/19	300,000	298,891
	1.00%, due 9/26/19	1,000,000	999,124
			2,525,153
¤	Federal Home Loan Mortgage Corporation 1.2%
	0.875%, due 10/12/18	800,000	799,632
	1.00%, due 3/8/17	550,000	551,263
	1.00%, due 9/27/17	75,000	75,207
	1.125%, due 8/12/21	1,050,000	1,040,533
	1.25%, due 1/29/19	475,000	475,166
	1.25%, due 8/15/19	350,000	350,002
	1.25%, due 10/2/19	350,000	352,471
	1.30%, due 4/29/19	400,000	400,092
	2.375%, due 1/13/22	875,000	921,408
			4,965,774
¤	Federal National Mortgage Association 1.0%
	0.875%, due 8/2/19	400,000	398,445
	1.00%, due 12/28/17	100,000	100,027
	1.00%, due 8/28/19	300,000	299,862
	1.125%, due 4/27/17	250,000	250,779
	1.25%, due 7/26/19	450,000	448,653
	1.25%, due 8/17/21	500,000	498,646
	1.375%, due 2/26/21	150,000	150,989
	1.75%, due 9/12/19	250,000	255,404
	1.75%, due 11/26/19	725,000	741,192
	1.875%, due 9/24/26	650,000	646,740
			3,790,737
¤	United States Treasury Notes 18.4%
	0.50%, due 4/30/17	500,000	499,890
	0.625%, due 12/31/16	2,350,000	2,352,014
	0.75%, due 6/30/17	6,150,000	6,156,716
	0.75%, due 12/31/17	4,150,000	4,151,784
	0.75%, due 9/30/18	8,300,000	8,297,410
	0.75%, due 8/15/19	7,750,000	7,723,053
	0.75%, due 9/15/19	10,300,000	10,299,598
	0.875%, due 4/30/17	1,750,000	1,753,453
	0.875%, due 5/31/18	8,450,000	8,467,491
	0.875%, due 6/15/19	8,785,000	8,787,398
	1.125%, due 7/31/21	2,875,000	2,870,846
	1.125%, due 9/30/21	4,400,000	4,394,157
	1.375%, due 9/30/23	5,100,000	5,080,676
	1.50%, due 8/15/26	1,560,000	1,544,826
	1.625%, due 5/31/23	925,000	938,225
			73,317,537
	Total U.S. Government & Federal Agencies (Cost $84,553,725)		84,599,201
	Total Long-Term Bonds (Cost $148,641,769)		150,596,883

		Shares
	Common Stocks 53.7%
	Advertising 0.0%‡
	Clear Channel Outdoor Holdings, Inc. Class A	12,321	71,955

	Aerospace & Defense 0.9%
	General Dynamics Corp.	2,866	444,689
	L-3 Communications Holdings, Inc.	8,807	1,327,479
	Raytheon Co.	3,670	499,597
	Spirit AeroSystems Holdings, Inc. Class A (d)	19,164	853,564
	United Technologies Corp.	4,368	443,789
			3,569,118
	Agriculture 0.4%
	Archer-Daniels-Midland Co.	13,765	580,470
	Philip Morris International, Inc.	4,498	437,296
	Reynolds American, Inc.	9,343	440,522
			1,458,288
	Airlines 0.7%
	Alaska Air Group, Inc.	6,453	424,995
	American Airlines Group, Inc.	2,654	97,163
	Copa Holdings S.A. Class A	5,253	461,896
	Delta Air Lines, Inc.	14,685	578,002
	JetBlue Airways Corp. (d)	62,609	1,079,379
			2,641,435
	Apparel 0.1%
	Ralph Lauren Corp.	5,330	539,076

	Auto Manufacturers 0.8%
	Ford Motor Co.	42,319	510,790
	General Motors Co.	14,017	445,320
	Oshkosh Corp.	18,068	1,011,808
	PACCAR, Inc.	18,339	1,077,967
			3,045,885
	Auto Parts & Equipment 0.3%
	Goodyear Tire & Rubber Co. (The)	13,961	450,940
	Lear Corp.	7,556	915,939
			1,366,879
	Banks 2.8%
	Bank of America Corp.	37,458	586,218
	Bank of New York Mellon Corp. (The)	14,585	581,650
	BB&T Corp.	13,589	512,577
	Capital One Financial Corp.	6,232	447,645
	Citigroup, Inc.	12,291	580,504
	Citizens Financial Group, Inc.	37,206	919,360
	Commerce Bancshares, Inc.	1,421	69,998
	Fifth Third Bancorp	52,550	1,075,173
	First Republic Bank	2,100	161,931
	Goldman Sachs Group, Inc. (The)	2,735	441,073
¤	JPMorgan Chase & Co.	8,635	575,005
	KeyCorp	95,473	1,161,906
¤	Morgan Stanley	14,075	451,245
	PNC Financial Services Group, Inc.	5,001	450,540
	State Street Corp.	8,178	569,434
	SunTrust Banks, Inc.	41,616	1,822,781
	U.S. Bancorp	10,445	447,986
	Wells Fargo & Co.	9,868	436,955
			11,291,981
	Beverages 0.2%
	Coca-Cola Co. (The)	10,608	448,931
	Molson Coors Brewing Co. Class B	144	15,811
	PepsiCo, Inc.	4,764	518,180
			982,922
	Building Materials 0.4%
	Masco Corp.	5,558	190,695
	Owens Corning	20,301	1,083,871
	USG Corp. (d)	14,472	374,101
			1,648,667
	Chemicals 1.4%
	Air Products & Chemicals, Inc.	3,415	513,411
	Cabot Corp.	18,455	967,226
	Dow Chemical Co. (The)	11,009	570,596
	Huntsman Corp.	57,834	940,959
	LyondellBasell Industries N.V. Class A	7,201	580,833
	Monsanto Co.	4,988	509,774
	Praxair, Inc.	3,778	456,496
	Westlake Chemical Corp.	17,564	939,674
			5,478,969
	Coal 0.3%
	CONSOL Energy, Inc.	53,961	1,036,051

	Commercial Services 1.0%
	Aramark	2,879	109,488
	Live Nation Entertainment, Inc. (d)	6,208	170,596
	ManpowerGroup, Inc.	13,629	984,831
	Quanta Services, Inc. (d)	35,439	991,938
	R.R. Donnelley & Sons Co.	52,483	825,033
	United Rentals, Inc. (d)	11,004	863,704
			3,945,590
	Computers 1.7%
	Amdocs, Ltd.	6,396	370,008
	Apple, Inc.	5,055	571,468
	Brocade Communications Systems, Inc.	9,289	85,737
	Computer Sciences Corp.	6,275	327,618
	Dell Technologies, Inc. (d)	10,690	510,982
	Hewlett Packard Enterprise Co.	22,206	505,186
	HP, Inc.	37,192	577,592
	International Business Machines Corp.	3,639	578,055
	Leidos Holdings, Inc.	2,413	104,435
	Lexmark International, Inc. Class A	16,602	663,416
	NetApp, Inc.	36,668	1,313,448
	Synopsys, Inc. (d)	17,989	1,067,647
			6,675,592
	Cosmetics & Personal Care 0.2%
	Colgate-Palmolive Co.	6,075	450,401
	Procter & Gamble Co. (The)	5,718	513,190
			963,591
	Distribution & Wholesale 0.3%
	Ingram Micro, Inc. Class A	30,157	1,075,399

	Diversified Financial Services 0.5%
	Lazard, Ltd. Class A	13,539	492,278
	LPL Financial Holdings, Inc.	17,293	517,233
	Raymond James Financial, Inc.	19,951	1,161,348
			2,170,859
	Electric 3.8%
	Ameren Corp.	23,779	1,169,451
	American Electric Power Co., Inc.	7,827	502,572
	Avangrid, Inc.	21,992	918,826
	CMS Energy Corp.	9,994	419,848
	Consolidated Edison, Inc.	22,713	1,710,289
	Dominion Resources, Inc.	5,893	437,673
	DTE Energy Co.	11,168	1,046,107
	Duke Energy Corp.	6,308	504,892
	Edison International	25,701	1,856,897
	Entergy Corp.	7,403	568,032
	Exelon Corp.	16,939	563,899
	FirstEnergy Corp.	2,887	95,502
	MDU Resources Group, Inc.	41,911	1,066,216
	NextEra Energy, Inc.	4,045	494,784
	NRG Energy, Inc.	13,321	149,329
	PG&E Corp.	8,202	501,716
	PPL Corp.	7,274	251,462
	Public Service Enterprise Group, Inc.	21,394	895,767
	Southern Co. (The)	9,708	498,020
	WEC Energy Group, Inc.	3,512	210,299
	Xcel Energy, Inc.	27,923	1,148,752
			15,010,333
	Electrical Components & Equipment 0.4%
	Emerson Electric Co.	9,710	529,292
	Energizer Holdings, Inc.	18,825	940,497
			1,469,789
	Electronics 0.9%
	Corning, Inc.	24,380	576,587
	Fortive Corp.	8,645	440,031
	Garmin, Ltd.	19,820	953,540
	Gentex Corp.	15,641	274,656
	Jabil Circuit, Inc.	46,648	1,017,859
	Johnson Controls International PLC	7,187	334,411
			3,597,084
	Entertainment 0.5%
	Dolby Laboratories, Inc. Class A	18,253	990,955
	International Game Technology PLC	39,146	954,380
			1,945,335
	Environmental Controls 0.3%
	Clean Harbors, Inc. (d)	12,478	598,694
	Waste Management, Inc.	8,013	510,909
			1,109,603
	Finance - Consumer Loans 0.5%
	Santander Consumer USA Holdings, Inc. (d)	13,352	162,360
	SLM Corp. (d)	98,287	734,204
	Synchrony Financial	38,069	1,065,932
			1,962,496
	Finance - Credit Card 0.3%
	American Express Co.	7,966	510,143
	Discover Financial Services	10,098	571,042
			1,081,185
	Finance - Investment Banker/Broker 0.1%
	Charles Schwab Corp. (The)	14,397	454,513

	Finance - Mortgage Loan/Banker 0.4%
	CoreLogic, Inc. (d)	22,017	863,507
	FNF Group	19,932	735,690
			1,599,197
	Finance - Other Services 0.5%
	CME Group, Inc.	4,205	439,507
	Intercontinental Exchange, Inc.	1,888	508,552
	Nasdaq, Inc.	16,243	1,097,052
			2,045,111
	Food 1.3%
	Ingredion, Inc.	6,486	863,027
	J.M. Smucker Co. (The)	1,259	170,645
	Kraft Heinz Co. (The)	4,993	446,923
	Mondelez International, Inc. Class A	10,303	452,302
	Pilgrim's Pride Corp.	39,601	836,373
	Post Holdings, Inc. (d)	11,268	869,552
	Tyson Foods, Inc. Class A	17,920	1,338,086
			4,976,908
	Forest Products & Paper 0.2%
	Domtar Corp.	18,954	703,762
	International Paper Co.	3,679	176,518
			880,280
	Gas 0.9%
	CenterPoint Energy, Inc.	55,035	1,278,463
	NiSource, Inc.	7,611	183,501
	Sempra Energy	3,632	389,314
	UGI Corp.	25,731	1,164,071
	Vectren Corp.	11,097	557,069
			3,572,418
	Hand & Machine Tools 0.2%
	Regal Beloit Corp.	10,352	615,840
	Stanley Black & Decker, Inc.	1,067	131,220
			747,060
	Health Care - Products 1.0%
	Abbott Laboratories	12,098	511,624
	Baxter International, Inc.	12,022	572,247
	Danaher Corp.	6,591	516,669
	Hill-Rom Holdings, Inc.	6,979	432,558
	Medtronic PLC	5,898	509,587
	Teleflex, Inc.	3,952	664,134
	Thermo Fisher Scientific, Inc.	3,225	512,969
	VWR Corp. (d)	2,396	67,951
	Zimmer Biomet Holdings, Inc.	758	98,555
			3,886,294
	Health Care - Services 1.0%
	Aetna, Inc.	4,955	572,055
	Anthem, Inc.	4,522	566,652
	Cigna Corp.	3,890	506,945
	DaVita Inc. (d)	215	14,205
	HCA Holdings, Inc. (d)	7,637	577,586
	Humana, Inc.	3,262	577,015
	LifePoint Health, Inc. (d)	2,396	141,915
	WellCare Health Plans, Inc. (d)	7,301	854,874
			3,811,247
	Household Products & Wares 0.1%
	Kimberly-Clark Corp.	4,045	510,236

	Insurance 4.2%
	Aflac, Inc.	7,949	571,295
	Alleghany Corp. (d)	871	457,292
	Allstate Corp. (The)	8,337	576,754
	American Financial Group, Inc.	2,570	192,750
	American International Group, Inc.	9,682	574,530
	American National Insurance Co.	4,085	498,207
	AmTrust Financial Services, Inc.	15,109	405,374
	Arch Capital Group, Ltd. (d)	1,496	118,573
	Arthur J. Gallagher & Co.	4,405	224,082
	Aspen Insurance Holdings, Ltd.	9,113	424,575
	Assurant, Inc.	11,882	1,096,114
	Assured Guaranty, Ltd.	16,979	471,167
	Axis Capital Holdings, Ltd.	7,177	389,926
	Berkshire Hathaway, Inc. Class B (d)	3,521	508,679
	Chubb, Ltd.	3,557	446,937
	Cincinnati Financial Corp.	2,909	219,397
	Everest Re Group, Ltd.	4,129	784,386
	First American Financial Corp.	11,999	471,321
	Hartford Financial Services Group, Inc. (The)	22,504	963,621
	Lincoln National Corp.	2,309	108,477
	Markel Corp. (d)	298	276,773
	MetLife, Inc.	11,593	515,077
	Old Republic International Corp.	25,177	443,619
	Principal Financial Group, Inc.	28,493	1,467,674
	Progressive Corp. (The)	31,373	988,250
	Prudential Financial, Inc.	7,055	576,041
	Reinsurance Group of America, Inc.	7,790	840,853
	Travelers Cos., Inc. (The)	5,008	573,666
	Unum Group	27,644	976,110
	Validus Holdings, Ltd.	12,093	602,473
	Voya Financial, Inc.	249	7,176
			16,771,169
	Internet 0.3%
	IAC/InterActiveCorp	14,223	888,511
	Twitter, Inc. (d)	1,631	37,595
	Yahoo!, Inc. (d)	10,235	441,128
			1,367,234
	Investment Management/Advisory Services 0.3%
	Ameriprise Financial, Inc.	156	15,564
	BlackRock, Inc.	1,414	512,518
	Franklin Resources, Inc.	14,643	520,852
			1,048,934
	Iron & Steel 0.9%
	Nucor Corp.	9,925	490,791
	Reliance Steel & Aluminum Co.	14,462	1,041,698
	Steel Dynamics, Inc.	41,810	1,044,832
	United States Steel Corp.	48,105	907,260
			3,484,581
	Leisure Time 0.1%
	Carnival Corp.	11,810	576,564

	Lodging 0.3%
	Hyatt Hotels Corp. Class A (d)	11,463	564,209
	Marriott International, Inc. Class A	7,100	478,043
			1,042,252
	Machinery - Construction & Mining 0.3%
	Caterpillar, Inc.	6,653	590,587
	Terex Corp.	19,601	498,061
			1,088,648
	Machinery - Diversified 0.4%
	Cummins, Inc.	9,016	1,155,400
	Deere & Co.	5,317	453,806
			1,609,206
	Media 1.4%
	Comcast Corp. Class A	8,639	573,111
	DISH Network Corp. Class A (d)	9,314	510,221
	John Wiley & Sons, Inc. Class A	2,174	112,200
	Liberty Broadband Corp.
	Class A (d)	4,966	348,415
	Class C (d)	4,879	348,751
	Liberty SiriusXM Group
	Class A (d)	2,941	99,935
	Class C (d)	2,993	99,996
	News Corp.
	Class A	57,857	808,841
	Class B	41,397	588,665
	Thomson Reuters Corp.	12,403	513,236
	Time Warner, Inc.	6,512	518,420
	Twenty-First Century Fox, Inc.
	Class A	18,394	445,503
	Class B	17,966	444,479
			5,411,773
	Metal Fabricate & Hardware 0.2%
	Timken Co. (The)	22,447	788,788

	Mining 0.5%
	Freeport-McMoRan, Inc.	11,334	123,087
	Newmont Mining Corp.	45,340	1,781,409
			1,904,496
	Miscellaneous - Manufacturing 0.7%
	Carlisle Cos., Inc.	9,355	959,542
	Eaton Corp. PLC	8,922	586,265
	General Electric Co.	14,955	442,967
	Trinity Industries, Inc.	40,475	978,686
			2,967,460
	Office Equipment/Supplies 0.3%
	Xerox Corp.	128,531	1,302,019

	Oil & Gas 3.8%
	Anadarko Petroleum Corp.	7,298	462,401
	Antero Resources Corp. (d)	5,889	158,709
	Apache Corp.	9,043	577,576
	Cabot Oil & Gas Corp.	232	5,986
	Chesapeake Energy Corp. (d)	2,768	17,355
	Chevron Corp.	4,377	450,481
	Cimarex Energy Co.	2,446	328,669
	Concho Resources, Inc. (d)	5,024	690,046
	ConocoPhillips	13,658	593,713
	Devon Energy Corp.	21,684	956,481
	Diamondback Energy, Inc. (d)	1,098	106,001
	Energen Corp.	1,795	103,607
	Ensco PLC Class A	13,705	116,493
	EOG Resources, Inc.	4,759	460,243
	EQT Corp.	5,734	416,403
	Exxon Mobil Corp.	5,145	449,056
	Gulfport Energy Corp. (d)	407	11,498
	Hess Corp.	9,998	536,093
	Laredo Petroleum, Inc. (d)	17,323	223,467
	Marathon Oil Corp.	28,851	456,134
	Marathon Petroleum Corp.	29,969	1,216,442
	Murphy Oil Corp.	10,953	332,971
	Murphy U.S.A., Inc. (d)	8,526	608,415
	Newfield Exploration Co. (d)	7,764	337,423
	Noble Corp. PLC	79,210	502,191
	Noble Energy, Inc.	15,096	539,531
	Occidental Petroleum Corp.	6,219	453,490
	Parsley Energy, Inc. Class A (d)	2,033	68,126
	Phillips 66	6,301	507,546
	Pioneer Natural Resources Co.	2,437	452,429
	QEP Resources, Inc.	18,683	364,879
	Range Resources Corp.	8,314	322,168
	Rice Energy, Inc. (d)	11,168	291,596
	SM Energy Co.	7,459	287,768
	Tesoro Corp.	10,781	857,736
	Valero Energy Corp.	10,453	554,009
	Whiting Petroleum Corp. (d)	13,178	115,176
	WPX Energy, Inc. (d)	27,246	359,375
			15,291,683
	Oil & Gas Services 0.9%
	Baker Hughes, Inc.	28,500	1,438,395
	Halliburton Co.	10,450	468,996
	Schlumberger, Ltd.	5,731	450,686
	Targa Resources Corp.	24,888	1,222,250
			3,580,327
	Packaging & Containers 0.1%
	WestRock Co.	11,383	551,848

	Pharmaceuticals 1.4%
	Allergan PLC (d)	1,880	432,983
	Cardinal Health, Inc.	6,537	507,925
	Express Scripts Holding Co. (d)	8,121	572,774
	Johnson & Johnson	4,285	506,187
	Mallinckrodt PLC (d)	16,121	1,124,923
	Merck & Co., Inc.	8,082	504,398
	Mylan N.V. (d)	14,323	545,993
	Pfizer, Inc.	15,052	509,811
	Quintiles Transnational Holdings, Inc. (d)	11,800	956,508
			5,661,502
	Pipelines 0.4%
	Kinder Morgan, Inc.	25,334	585,975
	Spectra Energy Corp.	10,457	447,037
	Williams Cos., Inc. (The)	14,911	458,215
			1,491,227
	Real Estate 0.0%‡
	RMR Group, Inc. (The) Class A	1	38

	Real Estate Investment Trusts 5.6%
	American Homes 4 Rent Class A	11,099	240,182
	Annaly Capital Management, Inc.	97,372	1,022,406
	Apple Hospitality REIT, Inc.	48,292	893,885
	AvalonBay Communities, Inc.	1,620	288,101
	Brixmor Property Group, Inc.	7,755	215,511
	Columbia Property Trust, Inc.	7,902	176,926
	Communications Sales & Leasing, Inc.	31,865	1,000,880
	Corporate Office Properties Trust	29,434	834,454
	Crown Castle International Corp.	4,738	446,367
	DDR Corp.	7,218	125,810
	Duke Realty Corp.	1,775	48,511
	Empire State Realty Trust, Inc. Class A	31,255	654,792
	EPR Properties	3,175	249,999
	Equity Commonwealth (d)	18,544	560,400
	Equity Residential	6,829	439,310
	General Growth Properties, Inc.	18,401	507,868
	HCP, Inc.	42,053	1,595,911
	Highwoods Properties, Inc.	7,223	376,463
	Hospitality Properties Trust	34,186	1,016,008
	Host Hotels & Resorts, Inc.	79,604	1,239,434
	Kimco Realty Corp.	10,881	315,005
	Liberty Property Trust	6,804	274,541
	Macerich Co. (The)	3,792	306,659
	Mid-America Apartment Communities, Inc.	2,371	222,850
	National Retail Properties, Inc.	2,267	115,277
	Outfront Media, Inc.	40,916	967,663
	Piedmont Office Realty Trust, Inc. Class A	200	4,354
	Prologis, Inc.	8,492	454,662
	Realty Income Corp.	11,223	751,155
	Regency Centers Corp.	1,058	81,984
	Retail Properties of America, Inc. Class A	7,261	121,985
	Senior Housing Properties Trust	45,433	1,031,783
	Simon Property Group, Inc.	2,103	435,342
	Spirit Realty Capital, Inc.	64,775	863,451
	Ventas, Inc.	10,546	744,864
	VEREIT, Inc.	121,767	1,262,724
	Welltower, Inc.	20,188	1,509,457
	Weyerhaeuser Co.	8,163	260,726
	WP Carey, Inc.	11,764	759,131
			22,416,831
	Retail 2.8%
	Best Buy Co., Inc.	34,082	1,301,251
	Burlington Stores, Inc. (d)	3,976	322,136
	CVS Health Corp.	5,673	504,840
	Dick's Sporting Goods, Inc.	14,809	839,966
	Dillard's, Inc. Class A	5,718	360,291
	Foot Locker, Inc.	4,533	306,975
	GameStop Corp. Class A	17,376	479,404
	Gap, Inc. (The)	22,112	491,771
	Genuine Parts Co.	1,476	148,264
	Kohl's Corp.	14,543	636,256
	L Brands, Inc.	4,975	352,081
	Macy's, Inc.	6,504	240,973
	Michaels Cos., Inc. (The) (d)	11,660	281,822
	Nu Skin Enterprises, Inc. Class A	15,300	991,134
	PVH Corp.	11,325	1,251,413
	Staples, Inc.	22,302	190,682
	Target Corp.	7,544	518,122
	Urban Outfitters, Inc. (d)	9,339	322,382
	Wal-Mart Stores, Inc.	8,024	578,691
	Walgreens Boots Alliance, Inc.	6,342	511,292
	World Fuel Services Corp.	14,419	667,023
			11,296,769
	Semiconductors 1.7%
	Analog Devices, Inc.	998	64,321
	Applied Materials, Inc.	19,371	584,036
	Cree, Inc. (d)	28,313	728,210
	Intel Corp.	15,387	580,859
	Lam Research Corp.	10,301	975,608
	Micron Technology, Inc. (d)	95,336	1,695,074
	ON Semiconductor Corp. (d)	41,305	508,878
	Qorvo, Inc. (d)	10,112	563,643
	QUALCOMM, Inc.	9,079	621,911
	Teradyne, Inc.	27,469	592,781
			6,915,321
	Shipbuilding 0.2%
	Huntington Ingalls Industries, Inc.	5,480	840,742

	Software 0.8%
	Akamai Technologies, Inc. (d)	12,325	653,102
	CA, Inc.	21,923	725,213
	Fidelity National Information Services, Inc.	3,177	244,724
	Nuance Communications, Inc. (d)	32,067	464,972
	Oracle Corp.	14,607	573,763
	VMware, Inc. Class A (d)	6,927	508,095
			3,169,869
	Telecommunications 1.3%
	ARRIS International PLC (d)	573	16,233
	AT&T, Inc.	14,102	572,682
	CenturyLink, Inc.	14,040	385,117
	Cisco Systems, Inc.	16,242	515,196
	EchoStar Corp. Class A (d)	4,470	195,920
	Juniper Networks, Inc.	16,124	387,943
	Sprint Corp. (d)	162,336	1,076,288
	T-Mobile U.S., Inc. (d)	10,930	510,650
	Telephone & Data Systems, Inc.	30,488	828,664
	Verizon Communications, Inc.	9,827	510,808
			4,999,501
	Transportation 0.4%
	CSX Corp.	17,048	519,964
	Expeditors International of Washington, Inc.	485	24,987
	Norfolk Southern Corp.	5,361	520,339
	Union Pacific Corp.	4,649	453,417
			1,518,707
	Total Common Stocks (Cost $181,988,052)		213,718,835

	Exchange-Traded Funds 8.1% (e)
¤	iShares Intermediate Credit Bond ETF	54,241	6,039,735
¤	iShares Intermediate Government / Credit Bond ETF	102,871	11,607,964
	iShares Russell 1000 Value ETF	22,239	2,348,883
	S&P 500 Index - SPDR Trust Series 1	6,069	1,312,725
¤	S&P Midcap 400 Index—Midcap SPDR Trust Series 1	10,631	3,000,812
¤	Vanguard Mid-Cap Value ETF	86,060	8,052,634
	Total Exchange-Traded Funds (Cost $31,399,100)		32,362,753

	Number of Rights
Rights 0.0%‡
Food & Staples Retailing 0.0%‡
Safeway Casa Ley CVR, Expires 1/30/19 (c)(d)(f)	9,999	10,148
Safeway PDC LLC CVR, Expires 1/30/17 (c)(d)(f)	9,999	488
Total Rights (Cost $10,636)		10,636

	Principal Amount
Short-Term Investments 0.5%
Repurchase Agreements 0.5%
Fixed Income Clearing Corp. 0.03%, dated 9/30/16 due 10/3/16 Proceeds at Maturity $764,086 (Collateralized by United States Treasury Note with a rate 1.375% and maturity date of 9/30/20, with a Principal Amount of $770,000 and a Market Value of $780,588)	$764,084	764,084
TD Securities (U.S.A.) LLC 0.40%, dated 9/30/16 due 10/3/16 Proceeds at Maturity $1,033,034 (Collateralized by a United States Treasury Note with a rate of 1.375% and a maturity date of 3/31/20, with a Principal Amount of $1,038,800 and a Market Value of $1,053,733)	1,033,000	1,033,000
Total Short-Term Investments (Cost $1,797,084)		1,797,084
Total Investments (Cost $363,836,641) (g)	100.0%	398,486,191
Other Assets, Less Liabilities	(0.0)‡	(105,723)
Net Assets	100.0%	$398,380,468

¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2016, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of September 30, 2016.
(c)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2016, the total market value of fair valued securities was $510,636, which represented 0.1% of the Portfolio's net assets.
(d)	Non-income producing security.
(e)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(f)	Illiquid security - As of September 30, 2016, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $10,636, which represented less than one-tenth of a percent of the Portfolio's net assets.
(g)	As of September 30, 2016, cost was $366,217,516 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$36,683,277
Gross unrealized depreciation	(4,414,602)
Net unrealized appreciation	$32,268,675

The following abbreviations are used in the preceding pages:

CVR	—Contingent Value Right
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

As of September 30, 2016, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	(16)	December 2016	$(3,495,500)	$(73)
5-Year United States Treasury Note	70	December 2016	8,506,094	4,958
10-Year United States Treasury Note	59	December 2016	7,736,375	(8,191)
10-Year United States Treasury Ultra Note	5	December 2016	720,781	(1,186)
			$13,467,750	$(4,492)

1. As of September 30, 2016, cash in the amount of $138,490 was on deposit with a broker for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2016.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$5,299,549	$—	$5,299,549
Corporate Bonds	—	57,916,486	—	57,916,486
Foreign Government Bonds	—	465,449	—	465,449
Mortgage-Backed Securities	—	2,316,198	—	2,316,198
U.S. Government & Federal Agencies	—	84,599,201	—	84,599,201
Total Long-Term Bonds	—	150,596,883	—	150,596,883
Common Stocks	213,718,835	—	—	213,718,835
Exchange-Traded Funds	32,362,753			32,362,753
Rights (b)	—	—	10,636	10,636
Short-Term Investments
Repurchase Agreements	—	1,797,084	—	1,797,084
Total Investments in Securities	246,081,588	152,393,967	10,636	398,486,191
Other Financial Instruments
Future Contracts (c)	4,958	—	—	4,958
Total Investments in Securities and Other Financial Instruments	246,086,546	152,393,967	10,636	398,491,149

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts (c)	$(9.450)	$—	$—	$(9.450)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $10,636 are held in Food & Staples Retailing within the Rights section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2016
Rights
Food & Staples Retailing	$10,636	$-	$-	$-	$-	$-	$-	$-	$10,636	$-

MainStay VP Bond Portfolio

Portfolio of Investments September 30, 2016 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 99.3%†
	Asset-Backed Securities 7.4%
	Automobile 0.2%
	Chesapeake Funding LLC Series 2013-1A, Class A 0.948%, due 1/7/25 (a)(b)	$539,826	$539,760
	Hertz Vehicle Financing LLC Series 2016-1A, Class A 2.32%, due 3/25/20 (a)	1,700,000	1,708,545
			2,248,305
	Home Equity 0.3%
	Chase Funding Trust Series 2002-2, Class 1A5 6.333%, due 4/25/32 (c)	227,031	230,389
	CIT Group Home Equity Loan Trust Series 2003-1, Class A4 4.43%, due 3/20/32 (c)	68,649	68,783
	Equity One Mortgage Pass-Through Trust Series 2003-4, Class AF6 5.333%, due 10/25/34 (c)	162,849	163,325
	Morgan Stanley Mortgage Loan Trust Series 2006-17XS, Class A3A 5.651%, due 10/25/46 (c)	1,240,154	706,528
	RAMP Trust Series 2003-RZ5, Class A7 5.47%, due 9/25/33 (c)	41,271	42,379
	Saxon Asset Securities Trust Series 2003-1, Class AF5 5.112%, due 6/25/33 (c)	1,309,913	1,328,007
			2,539,411
	Other ABS 6.9%
	Apartment Investment & Management Co. CLO Series 2014-AA, Class A 2.236%, due 7/20/26 (a)(b)	2,100,000	2,093,007
	Apidos CLO XIV Series 2013-14A, Class A 1.83%, due 4/15/25 (a)(b)	5,300,000	5,250,922
	Ares XXVII CLO, Ltd. Series 2013-2A, Class A1 1.993%, due 7/28/25 (a)(b)	2,600,000	2,601,274
	Babson CLO, Ltd. Series 2013-IA, Class A 1.796%, due 4/20/25 (a)(b)	5,400,000	5,374,188
	Carlyle Global Market Strategies CLO, Ltd. Series 2014-2A, Class A 2.287%, due 5/15/25 (a)(b)	3,200,000	3,207,712
	Cedar Funding IV CLO, Ltd. Series 2014-4A, Class A1 2.215%, due 10/23/26 (a)(b)	2,600,000	2,587,364
	Dryden XXXI Senior Loan Fund Series 2014-31A, Class A 2.029%, due 4/18/26 (a)(b)	4,300,000	4,274,802
	Finn Square CLO, Ltd. Series 2012-1A, Class A1R 2.052%, due 12/24/23 (a)(b)(d)	1,000,000	1,000,000
	Galaxy XVII CLO, Ltd. Series 2014-17A, Class A 2.16%, due 7/15/26 (a)(b)	4,200,000	4,184,754
	Highbridge Loan Management, Ltd. Series 6A-2015, Class A 2.083%, due 5/5/27 (a)(b)	1,000,000	994,820
	Hilton Grand Vacations Trust Series 2013-A, Class A 2.28%, due 1/25/26 (a)	1,430,351	1,424,925
	JPMorgan Mortgage Acquisition Corp. Series 2007-CH2, Class AF3 4.877%, due 1/25/37 (c)	860,453	615,016
	Magnetite VIII, Ltd. Series 2014-8A, Class A 2.16%, due 4/15/26 (a)(b)	4,000,000	4,001,440
	Magnetite XII, Ltd. Series 2015-12A, Class A 2.18%, due 4/15/27 (a)(b)	500,000	500,435
	MVW Owner Trust Series 2014-1A, Class A 2.25%, due 9/22/31 (a)	707,564	707,665
	Neuberger Berman CLO XIX, Ltd. Series 2015-19A, Class A1 2.10%, due 7/15/27 (a)(b)	4,300,000	4,293,055
	Octagon Loan Funding, Ltd. Series 2014-1A, Class A1 2.251%, due 11/18/26 (a)(b)	5,200,000	5,177,744
	Race Point VIII CLO, Ltd. Series 2013-8A, Class A 2.061%, due 2/20/25 (a)(b)	4,000,000	3,991,520
	Sheridan Square CLO, Ltd. Series 2013-1A, Class A2 1.85%, due 4/15/25 (a)(b)	4,100,000	4,066,749
	Sierra Receivables Funding Co. LLC Series 2014-1A, Class A 2.07%, due 3/20/30 (a)	676,572	673,109
	THL Credit Wind River CLO, Ltd. Series 2012-1A, Class AR 2.303%, due 1/15/26 (a)(b)(d)	2,500,000	2,500,000
	Volvo Financial Equipment LLC Series 2016-IA, Class A3 1.67%, due 2/18/20 (a)	900,000	906,490
	Voya CLO, Ltd.
	Series 2014-2A, Class A1 2.083%, due 7/17/26 (a)(b)	1,400,000	1,399,566
	Series 2014-1A, Class A1 2.133%, due 4/18/26 (a)(b)	2,640,000	2,638,390
	VSE VOI Mortgage LLC Series 2016-A, Class A 2.54%, due 7/20/33 (a)	4,300,000	4,314,171
			68,779,118
	Total Asset-Backed Securities (Cost $74,396,968)		73,566,834

	Corporate Bonds 30.9%
	Aerospace & Defense 0.2%
	BAE Systems PLC 4.75%, due 10/11/21 (a)	2,000,000	2,223,986

	Auto Manufacturers 1.1%
	Daimler Finance North America LLC 1.50%, due 7/5/19 (a)	1,725,000	1,715,411
	Ford Motor Credit Co. LLC
	2.943%, due 1/8/19	2,750,000	2,816,534
	3.336%, due 3/18/21	3,375,000	3,472,321
	General Motors Financial Co., Inc.
	3.20%, due 7/6/21	1,400,000	1,417,193
	4.375%, due 9/25/21	1,500,000	1,602,075
			11,023,534
	Banks 8.1%
	Bank of America Corp.
	4.45%, due 3/3/26	2,950,000	3,165,961
	5.00%, due 1/21/44	2,000,000	2,354,488
	5.625%, due 7/1/20	925,000	1,038,367
	Capital One N.A. 2.95%, due 7/23/21	3,300,000	3,390,997
	Citigroup, Inc.
	4.60%, due 3/9/26	3,850,000	4,111,677
	5.30%, due 5/6/44	4,000,000	4,495,832
	Cooperatieve Rabobank U.A. 4.375%, due 8/4/25	2,000,000	2,110,552
	Credit Suisse Group Funding Guernsey, Ltd. 3.80%, due 9/15/22	3,700,000	3,779,857
	Discover Bank 3.10%, due 6/4/20	2,650,000	2,726,164
	Fifth Third Bancorp 4.30%, due 1/16/24	3,875,000	4,175,429
	Goldman Sachs Group, Inc. (The)
	2.35%, due 11/15/21	3,000,000	2,993,040
	5.15%, due 5/22/45	2,475,000	2,699,022
	5.25%, due 7/27/21	1,250,000	1,411,201
	6.25%, due 2/1/41	550,000	719,166
	HBOS PLC 6.75%, due 5/21/18 (a)	7,547,000	8,066,181
	HSBC Bank USA N.A. 4.875%, due 8/24/20	1,500,000	1,628,362
	HSBC USA, Inc. 1.737%, due 9/24/18 (b)	2,800,000	2,804,539
	Huntington National Bank (The)
	2.20%, due 11/6/18	2,275,000	2,303,408
	2.875%, due 8/20/20	3,225,000	3,313,687
	JPMorgan Chase & Co. 5.40%, due 1/6/42	2,425,000	3,033,556
	Korea Development Bank (The) 3.875%, due 5/4/17	1,300,000	1,320,227
¤	Morgan Stanley
	3.125%, due 7/27/26	1,700,000	1,710,164
	4.35%, due 9/8/26	4,025,000	4,297,098
	5.50%, due 1/26/20	800,000	887,051
	5.625%, due 9/23/19	5,300,000	5,869,533
	UBS Group Funding Jersey, Ltd. 4.125%, due 4/15/26 (a)	5,700,000	5,993,459
			80,399,018
	Beverages 0.9%
	Anheuser-Busch InBev Finance, Inc.
	3.65%, due 2/1/26	2,500,000	2,685,000
	4.90%, due 2/1/46	3,500,000	4,164,234
	Molson Coors Brewing Co. 4.20%, due 7/15/46	2,250,000	2,344,367
			9,193,601
	Building Materials 1.5%
	CRH America, Inc. 5.125%, due 5/18/45 (a)	3,200,000	3,580,051
	Fortune Brands Home & Security, Inc. 4.00%, due 6/15/25	3,775,000	4,052,580
	Masco Corp.
	3.50%, due 4/1/21	3,825,000	3,958,875
	4.375%, due 4/1/26	3,175,000	3,341,687
			14,933,193
	Chemicals 1.2%
	Airgas, Inc. 2.375%, due 2/15/20	2,000,000	2,033,474
	NewMarket Corp. 4.10%, due 12/15/22	5,536,000	5,736,088
	NOVA Chemicals Corp. 5.00%, due 5/1/25 (a)	2,140,000	2,166,750
	Westlake Chemical Corp. 3.60%, due 8/15/26 (a)	2,000,000	2,005,672
			11,941,984
	Commercial Services 0.9%
	Equifax, Inc. 7.00%, due 7/1/37	1,799,000	2,355,276
	Experian Finance PLC 2.375%, due 6/15/17 (a)	6,769,000	6,799,210
			9,154,486
	Computers 0.4%
	Hewlett-Packard Enterprise Co. 3.60%, due 10/15/20 (a)	3,600,000	3,777,203

	Diversified Financial Services 0.1%
	GE Capital International Funding Co. 4.418%, due 11/15/35	918,000	1,030,331

	Electric 3.4%
	Appalachian Power Co. 6.375%, due 4/1/36	1,750,000	2,251,412
	Arizona Public Service Co. 5.50%, due 9/1/35	1,275,000	1,612,648
	Dominion Resources, Inc. 2.00%, due 8/15/21	475,000	473,867
	Duke Energy Progress LLC 6.125%, due 9/15/33	500,000	669,048
	Emera US Finance, L.P. 4.75%, due 6/15/46 (a)	2,350,000	2,522,128
	Entergy Corp. 4.00%, due 7/15/22	3,700,000	4,013,667
	Exelon Corp.
	2.85%, due 6/15/20	1,825,000	1,892,317
	5.10%, due 6/15/45	3,000,000	3,480,642
	FirstEnergy Transmission LLC 4.35%, due 1/15/25 (a)	5,000,000	5,361,665
	Great Plains Energy, Inc. 4.85%, due 6/1/21	385,000	421,406
	Kansas City Power & Light Co. 7.15%, due 4/1/19	900,000	1,022,680
	Ohio Edison Co. 6.875%, due 7/15/36	2,500,000	3,317,162
	Southern Co. (The) 2.35%, due 7/1/21	4,650,000	4,738,810
	Union Electric Co. 6.70%, due 2/1/19	1,500,000	1,679,606
			33,457,058
	Electronics 0.2%
	Amphenol Corp. 3.125%, due 9/15/21	1,700,000	1,764,704

	Finance - Credit Card 0.4%
	Discover Financial Services
	3.85%, due 11/21/22	3,302,000	3,425,429
	5.20%, due 4/27/22	350,000	385,334
			3,810,763
	Food 0.5%
	Ingredion, Inc.
	1.80%, due 9/25/17	1,600,000	1,603,490
	4.625%, due 11/1/20	2,150,000	2,352,315
	Kroger Co. (The) 7.70%, due 6/1/29	1,000,000	1,412,118
			5,367,923
	Gas 0.4%
	NiSource Finance Corp.
	4.80%, due 2/15/44	1,325,000	1,497,136
	5.65%, due 2/1/45	1,800,000	2,279,509
			3,776,645
	Health Care - Services 0.3%
	Aetna, Inc. 4.375%, due 6/15/46	2,450,000	2,565,510

	Insurance 1.6%
	Assurant, Inc. 2.50%, due 3/15/18	2,500,000	2,529,140
	AXIS Specialty Finance PLC 5.15%, due 4/1/45	3,950,000	4,259,036
	Farmers Exchange Capital III 5.454%, due 10/15/54 (a)(b)	3,000,000	3,030,000
	Nationwide Financial Services, Inc. 5.375%, due 3/25/21 (a)	4,944,000	5,544,731
	Voya Financial, Inc. 2.90%, due 2/15/18	1,029,000	1,048,315
			16,411,222
	Iron & Steel 0.4%
	Carpenter Technology Corp. 4.45%, due 3/1/23	1,825,000	1,804,206
	Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	2,300,000	2,403,916
			4,208,122
	Machinery - Diversified 0.1%
	Deere & Co. 5.375%, due 10/16/29	1,100,000	1,408,563

	Media 0.5%
	Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
	3.579%, due 7/23/20 (a)	1,750,000	1,829,097
	4.908%, due 7/23/25 (a)	3,000,000	3,309,165
			5,138,262
	Mining 0.3%
	Rio Tinto Finance USA, Ltd. 3.75%, due 6/15/25	2,750,000	2,958,590

	Miscellaneous - Manufacturing 0.0%‡
	General Electric Co. 5.875%, due 1/14/38	287,000	384,375

	Oil & Gas 2.2%
	Anadarko Petroleum Corp. 4.85%, due 3/15/21	2,975,000	3,193,716
	Helmerich & Payne International Drilling Co. 4.65%, due 3/15/25	2,900,000	3,060,329
	Marathon Petroleum Corp. 5.00%, due 9/15/54	2,700,000	2,367,816
	Nabors Industries, Inc. 5.00%, due 9/15/20	4,250,000	4,188,052
	Petroleos Mexicanos
	3.50%, due 7/23/20	1,450,000	1,460,150
	3.50%, due 1/30/23	1,575,000	1,486,013
	5.75%, due 3/1/18	2,000,000	2,099,000
	Statoil ASA 5.25%, due 4/15/19	1,325,000	1,450,541
	Valero Energy Corp.
	4.90%, due 3/15/45	1,500,000	1,480,547
	6.625%, due 6/15/37	550,000	644,444
			21,430,608
	Oil & Gas Services 0.3%
	Schlumberger Holdings Corp. 3.00%, due 12/21/20 (a)	3,000,000	3,128,202

	Pharmaceuticals 0.9%
	Actavis Funding SCS 3.00%, due 3/12/20	1,300,000	1,342,269
	Mylan N.V. 5.25%, due 6/15/46 (a)	2,000,000	2,106,414
	Shire Acquisitions Investments Ireland DAC 2.40%, due 9/23/21	4,000,000	4,005,036
	Teva Pharmaceutical Finance Netherlands III B.V. 4.10%, due 10/1/46	1,975,000	1,965,635
			9,419,354
	Pipelines 2.4%
	Energy Transfer Partners, L.P.
	4.15%, due 10/1/20	5,975,000	6,249,402
	6.50%, due 2/1/42	1,300,000	1,356,001
	Enterprise Products Operating LLC 5.10%, due 2/15/45	3,600,000	3,871,670
	Kinder Morgan Energy Partners, L.P. 6.375%, due 3/1/41	400,000	432,244
	Kinder Morgan, Inc. 3.05%, due 12/1/19	4,500,000	4,598,375
	Phillips 66 Partners, L.P. 3.605%, due 2/15/25	1,925,000	1,936,026
	Spectra Energy Partners, L.P. 2.95%, due 9/25/18	2,750,000	2,799,759
	Texas Eastern Transmission, L.P. 2.80%, due 10/15/22 (a)	2,350,000	2,342,619
			23,586,096
	Real Estate Investment Trusts 0.7%
	DDR Corp.
	4.625%, due 7/15/22	1,500,000	1,627,578
	4.75%, due 4/15/18	2,000,000	2,076,362
	Host Hotels & Resorts, L.P. 6.00%, due 10/1/21	1,700,000	1,960,612
	Regency Centers, L.P. 4.80%, due 4/15/21	1,050,000	1,162,433
			6,826,985
	Software 0.3%
	Fidelity National Information Services, Inc. 2.25%, due 8/15/21	1,150,000	1,156,659
	Fiserv, Inc. 4.75%, due 6/15/21	1,355,000	1,518,826
			2,675,485
	Sovereign 0.1%
	Export-Import Bank of Korea 1.75%, due 2/27/18	600,000	602,395

	Telecommunications 1.3%
	AT&T, Inc.
	4.45%, due 4/1/24	2,000,000	2,198,304
	4.50%, due 5/15/35	2,500,000	2,626,722
	Orange S.A. 5.375%, due 1/13/42	1,675,000	2,027,792
	Telefonica Emisiones SAU 3.192%, due 4/27/18	5,000,000	5,118,000
	Verizon Communications, Inc. 4.272%, due 1/15/36	866,000	902,290
			12,873,108
	Transportation 0.2%
	Norfolk Southern Corp. 5.64%, due 5/17/29	1,400,000	1,707,105

	Total Corporate Bonds (Cost $290,794,685)		307,178,411

	Foreign Government Bond 0.0%‡
	Sovereign 0.0%‡
	Poland Government International Bond 5.00%, due 3/23/22	350,000	399,162

	Total Foreign Government Bond (Cost $347,106)		399,162

	Mortgage-Backed Securities 8.0%
	Agency (Collateralized Mortgage Obligations) 0.5%
	FHLMC Multifamily Structured Pass-Through Certificates
	Series K031, Class A2 3.30%, due 4/25/23 (b)	2,300,000	2,511,074
	Series K039, Class A2 3.303%, due 7/25/24	2,400,000	2,631,332
			5,142,406
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 6.9%
	Bear Stearns Commercial Mortgage Securities Trust
	Series 2006-PW11, Class AM 5.436%, due 3/11/39 (e)	681	671
	Series 2006-T24, Class AM 5.568%, due 10/12/41 (b)	3,014,798	3,014,234
	Series 2007-PW16, Class A4 5.717%, due 6/11/40 (e)	1,211,622	1,230,434
	Citigroup Commercial Mortgage Trust
	Series 2016-P5, Class A4 2.941%, due 10/10/49	3,000,000	3,089,892
	Series 2014-GC21, Class A5 3.855%, due 5/10/47	1,100,000	1,208,602
¤	COMM Mortgage Trust
	Series 2013-THL, Class A2 1.567%, due 6/8/30 (a)(b)	3,400,000	3,405,334
	Series 2013-LC13, Class A2 3.009%, due 8/10/46	2,600,000	2,670,861
	Series 2015-LC19, Class A4 3.183%, due 2/10/48	1,400,000	1,476,870
	Series 2014-CR17, Class A5 3.977%, due 5/10/47	1,900,000	2,103,473
	Series 2007-C9, Class A4 5.813%, due 12/10/49 (e)	2,148,741	2,198,729
	GRACE Mortgage Trust Series 2014-GRCE, Class A 3.369%, due 6/10/28 (a)	1,700,000	1,810,075
	GS Mortgage Securities Trust
	Series 2016-GS3, Class AS 3.143%, due 10/10/49 (e)	4,000,000	4,120,113
	Series 2014-GC22, Class A5 3.862%, due 6/10/47	2,600,000	2,857,770
	Series 2015-GC32, Class AS 4.018%, due 7/10/48 (b)	3,000,000	3,337,266
	JPMBB Commercial Mortgage Securities Trust
	Series 2013-C14, Class A2 3.019%, due 8/15/46	2,600,000	2,678,551
	Series 2014-C19, Class A4 3.997%, due 4/15/47	3,000,000	3,319,685
	JPMorgan Chase Commercial Mortgage Securities Corp.
	Series 2012-C6, Class A2 2.206%, due 5/15/45	1,754,788	1,757,181
	Series 2016-JP3, Class A2 2.435%, due 8/15/49	1,100,000	1,133,587
	Series 2006-CB17, Class A4 5.429%, due 12/12/43	7,127	7,120
	LB-UBS Commercial Mortgage Trust Series 2007-C7, Class A3 5.866%, due 9/15/45 (b)	2,883,284	2,986,805
	ML-CFC Commercial Mortgage Trust Series 2007-6, Class A4 5.485%, due 3/12/51 (b)	4,350,000	4,393,683
¤	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2016-C30, Class AS 3.175%, due 9/15/49	4,000,000	4,105,156
	Series 2015-C21, Class AS 3.652%, due 3/15/48	1,000,000	1,060,672
	Series 2013-C13, Class A4 4.039%, due 11/15/46	2,900,000	3,244,665
	Series 2013-C12, Class A4 4.259%, due 10/15/46 (b)	2,600,000	2,940,418
	Morgan Stanley Capital I Trust
	Series 2011-C2, Class A2 3.476%, due 6/15/44 (a)	61,762	61,719
	Series 2007-T25, Class A3 5.514%, due 11/12/49 (b)	462,204	463,396
	Series 2007-IQ16, Class A4 5.809%, due 12/12/49	2,944,345	3,027,547
	Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class A4 5.308%, due 11/15/48	28,695	28,671
	Wells Fargo Commercial Mortgage Trust
	Series 2016-NXS6, Class A2 2.399%, due 11/15/49	1,900,000	1,956,943
	Series 2016-LC24, Class A2 2.501%, due 10/15/49	1,500,000	1,546,228
	Series 2016-C33, Class AS 3.749%, due 3/15/59	500,000	540,467
	WFRBS Commercial Mortgage Trust Series 2013-C11, Class A2 2.029%, due 3/15/45	129,832	130,676
			67,907,494
	Whole Loan (Collateralized Mortgage Obligations) 0.6%
	Banc of America Funding Corp. Series 2006-7, Class T2A3 5.695%, due 10/25/36 (b)	329,834	271,429
	JPMorgan Mortgage Trust
	Series 2014-2, Class 1A1 3.00%, due 6/25/29 (a)(b)	2,923,019	3,010,253
	Series 2015-6, Class A5 3.50%, due 10/25/45 (a)(b)	2,123,368	2,157,350
	TBW Mortgage-Backed Pass-Through Certificates Series 2006-6, Class A2B 5.66%, due 1/25/37 (c)	1,205,502	657,884
			6,096,916
	Total Mortgage-Backed Securities (Cost $80,107,201)		79,146,816

	Municipal Bonds 1.1%
	California 0.2%
	Sacramento Municipal Utility District 6.322%, due 5/15/36	1,650,000	2,209,697
	Connecticut 0.2%
	State of Connecticut Special Tax Revenue 5.74%, due 12/1/29	1,720,000	2,164,758
	Texas 0.6%
	City of San Antonio, Texas, Water System Revenue 5.502%, due 5/15/29	2,000,000	2,511,040
	Dallas Area Rapid Transit 5.022%, due 12/1/48	700,000	924,525
	Texas Transportation Commission, State Highway Fund 5.178%, due 4/1/30	2,150,000	2,747,936
			6,183,501
	Washington 0.1%
	City of Seattle, Washington, Water System Revenue 5.62%, due 8/1/30	340,000	435,737

	Total Municipal Bonds (Cost $10,013,213)		10,993,693

	U.S. Government & Federal Agencies 51.9%
	Federal Home Loan Bank 0.6%
	0.875%, due 6/29/18	1,000,000	1,003,844
	0.875%, due 8/5/19	1,200,000	1,195,565
	1.00%, due 9/26/19	3,500,000	3,496,934
			5,696,343
¤	Federal Home Loan Mortgage Corporation 1.9%
	0.875%, due 10/12/18	4,600,000	4,597,884
	1.00%, due 9/27/17	1,325,000	1,328,666
	1.125%, due 8/12/21	8,000,000	7,927,872
	1.25%, due 8/15/19	2,000,000	2,000,010
	2.375%, due 1/13/22	725,000	763,453
	6.25%, due 7/15/32	1,600,000	2,416,523
			19,034,408
¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 7.3%
	2.371%, due 12/1/41 (b)	555,387	573,719
	2.50%, due 6/1/28	3,820,152	3,964,575
	2.50%, due 1/1/31	1,550,539	1,608,067
	2.50%, due 10/1/31 TBA (f)	600,000	621,562
	3.00%, due 6/1/27	489,092	515,685
	3.00%, due 9/1/30	4,013,146	4,216,805
	3.00%, due 9/1/33	2,471,772	2,599,812
	3.00%, due 8/1/43	4,646,597	4,836,268
	3.00%, due 6/1/45	4,089,311	4,253,281
	3.00%, due 3/1/46	1,800,727	1,872,931
	3.00%, due 9/1/46	900,000	936,088
	3.00%, due 10/1/46	1,800,000	1,872,175
	3.00%, due 11/1/46 TBA (f)	1,100,000	1,140,498
	3.50%, due 12/1/20	772,432	816,580
	3.50%, due 9/1/25	58,194	61,520
	3.50%, due 11/1/25	30,990	32,761
	3.50%, due 3/1/26	203,077	214,723
	3.50%, due 1/1/29	230,962	244,162
	3.50%, due 3/1/29	27,504	29,076
	3.50%, due 9/1/45	15,078,094	15,905,233
	3.50%, due 10/1/45	885,937	934,537
	3.50%, due 11/1/45	565,861	596,903
	3.50%, due 3/1/46	483,986	510,536
	3.50%, due 4/1/46	764,065	806,013
	3.50%, due 10/1/46 TBA (f)	600,000	632,988
	4.00%, due 7/1/23	271,109	281,604
	4.00%, due 8/1/25	112,290	119,146
	4.00%, due 1/1/31	315,920	341,753
	4.00%, due 11/1/41	154,321	166,267
	4.00%, due 1/1/42	172,443	184,957
	4.00%, due 4/1/42	3,988,164	4,297,609
	4.00%, due 5/1/44	5,634,374	6,043,238
	4.00%, due 7/1/45	416,320	446,531
	4.00%, due 10/1/45	194,579	208,699
	4.00%, due 9/1/46	398,918	429,574
	4.50%, due 4/1/22	63,200	66,992
	4.50%, due 4/1/23	16,044	17,114
	4.50%, due 6/1/24	43,255	46,602
	4.50%, due 7/1/24	96,727	104,164
	4.50%, due 5/1/25	185,599	199,383
	4.50%, due 4/1/31	288,061	316,202
	4.50%, due 11/1/39	1,873,155	2,053,530
	4.50%, due 8/1/40	189,245	208,072
	4.50%, due 9/1/40	1,048,120	1,151,793
	4.50%, due 11/1/40	494,373	543,495
	4.50%, due 7/1/41	375,316	412,858
	4.50%, due 1/1/44	651,640	713,197
	5.00%, due 3/1/23	6,472	6,722
	5.00%, due 6/1/23	91,452	98,449
	5.00%, due 8/1/23	12,067	12,976
	5.00%, due 7/1/24	76,182	81,665
	5.00%, due 3/1/25	187,687	201,232
	5.00%, due 6/1/30	222,608	247,023
	5.00%, due 9/1/31	361,325	400,108
	5.00%, due 8/1/35	85,318	95,236
	5.00%, due 4/1/37	1,393,947	1,558,223
	5.00%, due 8/1/37	260,109	288,732
	5.00%, due 3/1/40	532,933	592,966
	5.50%, due 12/1/18	29,313	30,103
	5.50%, due 9/1/21	89,842	96,178
	5.50%, due 9/1/22	79,342	84,583
	5.50%, due 9/1/37	558,616	633,152
	5.50%, due 8/1/38	248,383	280,956
	5.50%, due 12/1/38	740,490	836,428
	6.00%, due 7/1/21	293,416	312,839
	6.00%, due 8/1/36	173,710	199,800
	6.00%, due 9/1/37	241,685	276,497
	6.00%, due 5/1/40	596,595	687,987
	6.50%, due 7/1/17	7,087	7,103
	6.50%, due 11/1/35	26,332	30,167
	6.50%, due 8/1/37	30,522	35,190
	6.50%, due 11/1/37	92,976	108,875
	6.50%, due 9/1/39	190,216	218,920
	7.00%, due 1/1/33	392,483	421,075
	7.00%, due 9/1/33	114,250	131,808
			76,124,271
¤	Federal National Mortgage Association 2.3%
	0.875%, due 8/2/19	5,000,000	4,980,560
	1.00%, due 12/28/17	1,500,000	1,500,396
	1.00%, due 8/28/19	1,800,000	1,799,172
	1.25%, due 7/26/19	2,500,000	2,492,517
	1.25%, due 8/17/21	2,000,000	1,994,584
	1.375%, due 2/26/21	500,000	503,297
	1.875%, due 9/24/26	2,200,000	2,188,967
	2.125%, due 4/24/26	1,600,000	1,628,238
	6.25%, due 5/15/29	3,000,000	4,331,460
			21,419,191
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 15.1%
	2.241%, due 6/1/42 (b)	599,266	625,767
	2.50%, due 2/1/23	876,122	908,306
	2.50%, due 2/1/28	2,369,045	2,456,072
	2.50%, due 5/1/28	2,586,177	2,681,180
	2.50%, due 6/1/30	2,128,827	2,207,030
	2.50%, due 1/1/31	265,729	275,491
	2.50%, due 5/1/43	732,495	742,380
	2.718%, due 1/1/42 (b)	1,040,058	1,098,291
	3.00%, due 12/1/24	485,999	510,906
	3.00%, due 9/1/29	1,676,351	1,760,518
	3.00%, due 3/1/30	926,664	973,125
	3.00%, due 8/1/30	3,681,469	3,868,549
	3.00%, due 10/1/30	89,697	94,231
	3.00%, due 1/1/31	272,335	286,355
	3.00%, due 3/1/35	559,356	587,073
	3.00%, due 4/1/35	910,190	955,282
	3.00%, due 9/1/43	1,927,169	2,007,311
	3.00%, due 9/1/45	15,028,126	15,633,340
	3.00%, due 3/1/46	495,228	515,172
	3.00%, due 5/1/46	387,717	403,331
	3.00%, due 7/1/46	494,415	514,326
	3.00%, due 9/1/46	7,600,001	7,906,069
	3.00%, due 10/1/46	14,000,000	14,563,810
	3.00%, due 11/1/46 TBA (f)	1,300,000	1,348,055
	3.50%, due 10/1/20	811,916	855,760
	3.50%, due 9/1/21	68,336	72,026
	3.50%, due 11/1/28	648,270	683,529
	3.50%, due 4/1/29	195,998	206,747
	3.50%, due 8/1/29	665,175	701,389
	3.50%, due 11/1/31 TBA (f)	4,700,000	4,951,891
	3.50%, due 2/1/32	600,349	640,048
	3.50%, due 4/1/32	819,695	873,989
	3.50%, due 10/1/34	548,901	583,754
	3.50%, due 11/1/40	341,085	361,348
	3.50%, due 6/1/41	981,521	1,036,721
	3.50%, due 10/1/43	2,513,339	2,651,342
	3.50%, due 8/1/45	12,888,043	13,596,292
	3.50%, due 9/1/45	1,077,722	1,136,899
	3.50%, due 10/1/45	9,007,703	9,502,303
	3.50%, due 3/1/46	899,999	949,417
	3.50%, due 4/1/46	551,015	581,270
	3.50%, due 10/1/46 TBA (f)	600,000	633,094
	4.00%, due 8/1/18	169,768	175,207
	4.00%, due 4/1/20	121,961	125,868
	4.00%, due 10/1/20	95	99
	4.00%, due 3/1/22	96,703	100,776
	4.00%, due 12/1/25	827,181	878,833
	4.00%, due 4/1/31	466,430	505,258
	4.00%, due 12/1/39	154,907	166,417
	4.00%, due 7/1/40	794,387	853,413
	4.00%, due 11/1/41	1,741,088	1,872,912
	4.00%, due 3/1/42	953,092	1,025,711
	4.00%, due 5/1/42	1,913,091	2,062,394
	4.00%, due 11/1/44	11,371,362	12,216,302
	4.00%, due 7/1/45	363,883	390,921
	4.00%, due 9/1/45	400,000	429,722
	4.00%, due 11/1/45	1,063,430	1,142,448
	4.00%, due 10/1/46 TBA (f)	600,000	644,391
	4.50%, due 5/1/24	389,016	419,061
	4.50%, due 7/1/26	688,748	743,489
	4.50%, due 4/1/31	409,734	449,837
	4.50%, due 11/1/35	292,843	321,448
	4.50%, due 4/1/41	780,642	856,126
	4.50%, due 5/1/41	1,161,539	1,275,408
	4.50%, due 7/1/41	1,107,944	1,218,587
	4.50%, due 9/1/41	601,388	661,404
	4.50%, due 3/1/44	432,802	474,097
	4.50%, due 8/1/44	2,728,090	2,993,098
	4.50%, due 11/1/44	738,544	809,294
	5.00%, due 9/1/23	311,996	346,234
	5.00%, due 12/1/23	364,799	391,269
	5.00%, due 9/1/25	1,854	2,058
	5.00%, due 4/1/29	68,705	76,296
	5.00%, due 4/1/31	329,509	366,426
	5.00%, due 3/1/34	650,562	736,022
	5.00%, due 4/1/34	366,297	415,685
	5.00%, due 4/1/35	163,385	182,622
	5.00%, due 2/1/36	280,345	311,995
	5.00%, due 5/1/37	433	481
	5.00%, due 6/1/37	322,474	357,873
	5.00%, due 2/1/38	1,096,879	1,220,186
	5.00%, due 5/1/38	450,923	500,407
	5.00%, due 1/1/39	181,437	201,347
	5.00%, due 6/1/39	376,094	417,366
	5.00%, due 3/1/44	236,669	262,681
	5.50%, due 1/1/21	2,051	2,142
	5.50%, due 12/1/21	7,146	7,737
	5.50%, due 1/1/22	41,791	44,667
	5.50%, due 2/1/22	2,506	2,721
	5.50%, due 2/1/26	830,589	940,029
	5.50%, due 10/1/28	588,367	662,315
	5.50%, due 4/1/34	174,307	198,124
	5.50%, due 8/1/37	152,602	172,872
	5.50%, due 3/1/38	424,741	480,406
	5.50%, due 6/1/38	367,058	415,309
	5.50%, due 1/1/39	786,984	890,670
	5.50%, due 11/1/39	151,543	171,312
	5.50%, due 6/1/40	114,025	129,115
	5.50%, due 2/1/42	815,690	938,653
	6.00%, due 3/1/36	55,963	64,085
	6.00%, due 11/1/37	162,861	186,762
	6.00%, due 10/1/38	641,308	735,331
	6.00%, due 12/1/38	526,474	603,117
	6.00%, due 4/1/40	253,399	290,844
	6.00%, due 10/1/40	350,892	402,244
	6.50%, due 10/1/36	71,132	81,933
	6.50%, due 1/1/37	243,404	295,610
	6.50%, due 8/1/37	12,061	13,893
	6.50%, due 10/1/37	88,249	101,651
	7.00%, due 9/1/37	63,120	75,431
	7.00%, due 10/1/37	1,290	1,532
	7.00%, due 11/1/37	8,238	9,531
	7.50%, due 7/1/28	26,000	29,244
			149,488,538
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 7.8%
	2.50%, due 11/21/46 TBA (f)	400,000	405,734
	3.00%, due 7/15/43	588,855	618,730
	3.00%, due 7/20/43	352,604	371,088
	3.00%, due 8/15/43	858,771	900,120
	3.00%, due 8/20/43	73,685	77,543
	3.00%, due 12/20/43	150,735	158,622
	3.00%, due 4/20/45	171,541	179,941
	3.00%, due 7/20/45	10,976,320	11,513,819
	3.00%, due 8/20/45	454,090	476,327
	3.00%, due 11/20/45	270,889	284,155
	3.00%, due 12/20/45	90,799	95,246
	3.00%, due 10/1/46 TBA (f)	2,800,000	2,933,219
	3.00%, due 11/1/46 TBA (f)	1,300,000	1,359,287
	3.50%, due 8/20/43	2,567,576	2,733,509
	3.50%, due 11/20/43	2,497,153	2,658,554
	3.50%, due 2/15/45	554,890	589,881
	3.50%, due 4/20/45	900,001	956,112
	3.50%, due 5/15/45	1,040,171	1,106,558
	3.50%, due 7/20/45	1,493,319	1,586,764
	3.50%, due 8/20/45	1,010,419	1,073,578
	3.50%, due 12/20/45	15,791,966	16,782,616
	3.50%, due 1/20/46	475,176	505,118
	3.50%, due 10/1/46 TBA (f)	1,200,000	1,274,531
	4.00%, due 1/20/42	1,839,422	1,981,019
	4.00%, due 2/20/42	720,880	775,091
	4.00%, due 8/20/43	2,169,864	2,369,639
	4.00%, due 10/20/43	755,626	810,054
	4.00%, due 3/15/44	131,582	141,377
	4.00%, due 6/20/44	730,233	782,636
	4.00%, due 7/15/44	748,825	804,565
	4.00%, due 8/20/44	2,368,080	2,538,243
	4.00%, due 9/20/44	665,634	713,467
	4.00%, due 12/20/44	457,450	490,311
	4.00%, due 1/20/45	355,397	380,935
	4.00%, due 4/20/45	467,929	501,555
	4.00%, due 7/15/45	613,225	659,031
	4.00%, due 8/15/45	359,310	386,343
	4.00%, due 2/20/46	500,000	535,938
	4.50%, due 6/15/39	1,777,636	1,966,088
	4.50%, due 6/15/40	418,634	463,118
	4.50%, due 6/20/40	804,074	880,395
	4.50%, due 9/15/40	522,801	584,429
	4.50%, due 3/20/41	318,889	349,325
	4.50%, due 4/20/41	247,848	271,504
	4.50%, due 9/20/41	478,094	524,454
	4.50%, due 12/20/41	83,730	91,961
	4.50%, due 4/20/42	170,822	187,681
	4.50%, due 8/20/43	503,949	544,386
	4.50%, due 3/20/44	776,098	846,644
	4.50%, due 12/20/44	284,323	307,137
	4.50%, due 4/20/45	230,540	249,038
	5.00%, due 9/15/39	398,216	450,712
	5.00%, due 6/15/40	493,975	551,622
	5.00%, due 7/15/40	435,085	488,875
	5.00%, due 9/20/40	1,668,582	1,852,835
	5.00%, due 10/20/41	138,013	153,478
	5.00%, due 8/20/43	113,725	124,409
	5.50%, due 1/20/35	7,278	8,251
	5.50%, due 7/15/35	109,489	125,256
	5.50%, due 8/15/35	69,963	79,078
	5.50%, due 5/15/36	74,863	85,558
	5.50%, due 6/15/38	38,907	44,048
	5.50%, due 1/15/39	165,626	187,513
	5.50%, due 3/20/39	512,864	566,924
	5.50%, due 7/15/39	123,330	139,613
	5.50%, due 12/15/39	42,028	47,577
	5.50%, due 2/15/40	240,421	272,191
	6.00%, due 11/15/37	38,769	44,428
	6.00%, due 12/15/37	291,922	334,430
	6.00%, due 9/15/38	257,435	295,060
	6.00%, due 10/15/38	73,160	83,813
	6.50%, due 3/15/36	109,315	126,065
	6.50%, due 6/15/36	87,933	101,407
	6.50%, due 9/15/36	33,827	39,010
	6.50%, due 7/15/37	100,253	116,828
	7.00%, due 7/15/31	38,435	41,273
			76,137,670
¤	United States Treasury Bonds 3.9%
	2.50%, due 5/15/46	26,670,000	27,603,450
	4.25%, due 5/15/39	7,325,000	10,043,549
	4.25%, due 11/15/40	400,000	550,781
			38,197,780
¤	United States Treasury Notes 13.0%
	0.75%, due 8/15/19	16,700,000	16,641,934
	0.75%, due 9/15/19	67,300,000	67,297,375
	1.00%, due 3/15/19	10,900,000	10,941,725
	1.125%, due 2/28/21	3,800,000	3,802,375
	1.125%, due 9/30/21	10,200,000	10,186,454
	1.375%, due 9/30/23	10,100,000	10,061,731
	1.50%, due 3/31/23	400,000	402,859
	1.50%, due 8/15/26	9,685,000	9,590,794
			128,925,247
	Total U.S. Government & Federal Agencies (Cost $506,514,693)		515,023,448
	Total Long-Term Bonds (Cost $962,173,866)		986,308,364

	Short-Term Investment 1.6%
	Repurchase Agreement 1.6%
	TD Securities (U.S.A.) LLC 0.40%, dated 9/30/16 due 10/3/16 Proceeds at Maturity $15,474,516 (Collateralized by United States Treasury securities with rates between 1.50% and 1.625% and maturity dates between 2/28/19 and 8/31/19, with a Principal Amount of $15,462,300 and a Market Value of $15,783,499)	15,474,000	15,474,000
	Total Short-Term Investment (Cost $15,474,000)		15,474,000
	Total Investments, Before Investments Sold Short (Cost $977,647,866)	100.9%	1,001,782,364

	Investment Sold Short (0.5%)
	Federal Agencies Security Sold Short (0.5%)
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 3.00%, due 11/1/31 TBA (f)	(4,700,000)	(4,927,473)
	Total Investment Sold Short (Cost $4,930,594)		(4,927,473)
	Total Investment, Net of Investment Sold Short (Cost $972,717,272) (g)	100.4	996,854,891
	Other Assets, Less Liabilities	(0.4)	(4,458,072)
	Net Assets	100.0%	$992,396,819

¤	Among the Portfolio's 10 largest issuers held, as of September 30, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of September 30, 2016.
(c)	Step coupon - Rate shown was the rate in effect as of September 30, 2016.
(d)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2016, the total market value of fair valued securities was $3,500,000, which represented 0.4% of the Portfolio's net assets.
(e)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2016.
(f)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of September 30, 2016, the total net market value of these securities was $11,017,777, which represented 1.1% of the Portfolio's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(g)	As of September 30, 2016, cost was $977,794,961 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$28,719,427
Gross unrealized depreciation	(4,732,024)
Net unrealized appreciation	$23,987,403

As of September 30, 2016, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	103	December 2016	$22,502,281	$(3,591)
5-Year United States Treasury Note	214	December 2016	26,004,344	11,811
10-Year United States Treasury Note	255	December 2016	33,436,875	(33,303)
10-Year United States Treasury Ultra Note	(84)	December 2016	(12,109,125)	36,528
United States Treasury Long Bond	55	December 2016	9,248,594	(151,889)
United States Treasury Ultra Long Bond	56	December 2016	10,297,000	(211,966)
			$89,379,969	$(352,410)

1. As of September 30, 2016, cash in the amount of $939,705 was on deposit with a broker for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2016.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$73,566,834	$—	$73,566,834
Corporate Bonds	—	307,178,411	—	307,178,411
Foreign Government Bond	—	399,162	—	399,162
Mortgage-Backed Securities	—	79,146,816	—	79,146,816
Municipal Bonds	—	10,993,693	—	10,993,693
U.S. Government & Federal Agencies	—	515,023,448	—	515,023,448
Total Long-Term Bonds	—	986,308,364	—	986,308,364
Short-Term Investment
Repurchase Agreement	—	15,474,000	—	15,474,000
Total Investments in Securities	—	1,001,782,364	—	1,001,782,364
Other Financial Instruments
Futures Contracts (b)	48,339	—	—	48,339
Total Investments in Securities and Other Financial Instruments	$48,339	$1,001,782,364	$—	$1,001,830,703

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short
Federal Agencies Security Sold Short	$—	$(4,927,473)	$—	$(4,927,473)
Other Financial Instruments
Futures Contracts (b)	(400,749)	—	—	(400,749)
Total Short-Term Investments Sold Short and Other Financial Instruments	$(400,749)	$(4,927,473)	$—	$(5,328,222)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2016, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Common Stock Portfolio

Portfolio of Investments September 30, 2016 (Unaudited)

		Shares	Value
	Common Stocks 98.3% †
	Aerospace & Defense 3.0%
	Boeing Co. (The)	48,337	$6,367,916
	Curtiss-Wright Corp.	28,091	2,559,371
	Huntington Ingalls Industries, Inc.	20,190	3,097,550
	L-3 Communications Holdings, Inc.	25,388	3,826,733
	Lockheed Martin Corp.	16,029	3,842,472
	Northrop Grumman Corp.	4,418	945,231
	Raytheon Co.	10,913	1,485,587
			22,124,860
	Air Freight & Logistics 0.1%
	FedEx Corp.	3,432	599,502
	United Parcel Service, Inc. Class B	3,723	407,147
			1,006,649
	Banks 4.4%
	Bank of America Corp.	617,143	9,658,288
	Citigroup, Inc.	92,062	4,348,088
¤	JPMorgan Chase & Co.	192,892	12,844,679
	SunTrust Banks, Inc.	32,739	1,433,968
	Wells Fargo & Co.	109,954	4,868,763
			33,153,786
	Beverages 2.2%
	Coca-Cola Co. (The)	75,944	3,213,950
	Dr. Pepper Snapple Group, Inc.	41,687	3,806,440
	PepsiCo., Inc.	87,573	9,525,315
			16,545,705
	Biotechnology 1.9%
	AbbVie, Inc.	55,241	3,484,050
	Amgen, Inc.	18,095	3,018,427
	Celgene Corp. (a)	398	41,603
	Gilead Sciences, Inc.	93,844	7,424,937
			13,969,017
	Building Products 0.0%‡
	Masco Corp.	2,583	88,623

	Capital Markets 1.9%
	Ameriprise Financial, Inc.	2,884	287,737
	Bank of New York Mellon Corp. (The)	102,554	4,089,853
	Nasdaq, Inc.	51,992	3,511,539
	Raymond James Financial, Inc.	32,137	1,870,695
	State Street Corp.	62,876	4,378,056
			14,137,880
	Chemicals 0.9%
	Dow Chemical Co. (The)	48,511	2,514,325
	E.I. du Pont de Nemours & Co.	17,179	1,150,478
	LyondellBasell Industries N.V. Class A	35,338	2,850,363
			6,515,166
	Commercial Services & Supplies 0.8%
	R.R. Donnelley & Sons Co.	194,774	3,061,847
	Waste Management, Inc.	44,049	2,808,564
			5,870,411
	Communications Equipment 0.9%
	Cisco Systems, Inc.	91,299	2,896,004
	F5 Networks, Inc. (a)	29,906	3,727,484
			6,623,488
	Construction & Engineering 0.6%
	EMCOR Group, Inc.	13,729	818,523
	Quanta Services, Inc. (a)	125,683	3,517,867
			4,336,390
	Consumer Finance 0.1%
	Discover Financial Services	1,125	63,619
	Synchrony Financial	32,019	896,532
			960,151
	Distributors 0.5%
	Genuine Parts Co.	36,977	3,714,340

	Diversified Financial Services 1.9%
¤	Berkshire Hathaway, Inc. Class B (a)	96,698	13,969,960

	Diversified Telecommunication Services 3.3%
¤	AT&T, Inc.	322,345	13,090,430
	Verizon Communications, Inc.	223,710	11,628,446
			24,718,876
	Electric Utilities 1.4%
	American Electric Power Co., Inc.	2,954	189,676
	Duke Energy Corp.	2,848	227,954
	Edison International	40,296	2,911,386
	Exelon Corp.	95,279	3,171,838
	NextEra Energy, Inc.	25,765	3,151,575
	Southern Co. (The)	23,160	1,188,108
	Xcel Energy, Inc.	398	16,374
			10,856,911
	Electronic Equipment, Instruments & Components 0.9%
	Arrow Electronics, Inc. (a)	11,841	757,469
	Corning, Inc.	93,897	2,220,664
	Ingram Micro, Inc. Class A	95,312	3,398,826
	Jabil Circuit, Inc.	7,113	155,205
			6,532,164
	Energy Equipment & Services 1.4%
	Baker Hughes, Inc.	83,302	4,204,252
	FMC Technologies, Inc. (a)	19,546	579,930
	National Oilwell Varco, Inc.	101,611	3,733,188
	Schlumberger, Ltd.	12,759	1,003,368
	Transocean, Ltd. (a)	75,767	807,676
			10,328,414
	Food & Staples Retailing 2.4%
	CVS Health Corp.	65,227	5,804,551
	Kroger Co. (The)	49,364	1,465,123
	Sysco Corp.	32,488	1,592,237
	Wal-Mart Stores, Inc.	105,364	7,598,852
	Walgreens Boots Alliance, Inc.	15,745	1,269,362
			17,730,125
	Food Products 2.6%
	Archer-Daniels-Midland Co.	75,170	3,169,919
	Campbell Soup Co.	64,629	3,535,206
	Ingredion, Inc.	14,143	1,881,868
	J.M. Smucker Co. (The)	26,816	3,634,641
	Post Holdings, Inc. (a)	40,797	3,148,304
	Tyson Foods, Inc. Class A	56,211	4,197,275
			19,567,213
	Gas Utilities 0.1%
	UGI Corp.	15,073	681,902

	Health Care Equipment & Supplies 2.7%
	Baxter International, Inc.	50,604	2,408,750
	Becton Dickinson & Co.	27,304	4,907,348
	Boston Scientific Corp. (a)	102,834	2,447,449
	Danaher Corp.	23,728	1,860,038
	Hill-Rom Holdings, Inc.	24,136	1,495,949
	Hologic, Inc. (a)	96,630	3,752,143
	Medtronic PLC	17,617	1,522,109
	ResMed, Inc.	24,835	1,609,060
			20,002,846
	Health Care Providers & Services 4.3%
	Aetna, Inc.	42,053	4,855,019
	AmerisourceBergen Corp.	45,425	3,669,432
	Anthem, Inc.	36,179	4,533,590
	Express Scripts Holding Co. (a)	44,755	3,156,570
	McKesson Corp.	24,264	4,046,022
	UnitedHealth Group, Inc.	59,135	8,278,900
	WellCare Health Plans, Inc. (a)	29,003	3,395,961
			31,935,494
	Hotels, Restaurants & Leisure 1.0%
	Carnival Corp.	16,124	787,174
	Cracker Barrel Old Country Store, Inc.	1,114	147,293
	McDonald's Corp.	5,666	653,630
	Starbucks Corp.	28,813	1,559,936
	Wyndham Worldwide Corp.	52,313	3,522,234
	Yum! Brands, Inc.	9,694	880,312
			7,550,579
	Household Durables 0.3%
	Garmin, Ltd.	30,658	1,474,956
	Tempur Sealy International, Inc. (a)	10,248	581,472
			2,056,428
	Household Products 1.7%
	Kimberly-Clark Corp.	898	113,274
¤	Procter & Gamble Co. (The)	142,519	12,791,080
			12,904,354
	Independent Power & Renewable Electricity Producers 0.3%
	AES Corp.	53,761	690,829
	NRG Energy, Inc.	174,061	1,951,224
			2,642,053
	Industrial Conglomerates 2.6%
	3M Co.	36,087	6,359,612
	Carlisle Cos., Inc.	7,441	763,223
	General Electric Co.	356,735	10,566,491
	Honeywell International, Inc.	12,689	1,479,411
			19,168,737
	Insurance 3.4%
	Aflac, Inc.	60,917	4,378,105
	Allstate Corp. (The)	41,709	2,885,429
	American International Group, Inc.	64,309	3,816,096
	Aon PLC	4,173	469,421
	Assurant, Inc.	26,516	2,446,101
	First American Financial Corp.	78,272	3,074,524
	Hartford Financial Services Group, Inc. (The)	404	17,299
	Principal Financial Group, Inc.	15,383	792,378
	Progressive Corp. (The)	14,428	454,482
	Prudential Financial, Inc.	32,291	2,636,560
	Travelers Cos., Inc. (The)	39,886	4,568,941
	XL Group, Ltd.	4,285	144,105
			25,683,441
	Internet & Catalog Retail 2.7%
¤	Amazon.com, Inc. (a)	19,626	16,433,046
	Expedia, Inc.	34,394	4,014,468
			20,447,514
	Internet Software & Services 5.4%
	Akamai Technologies, Inc. (a)	44,502	2,358,161
¤	Alphabet, Inc.
	Class A (a)	13,634	10,962,554
	Class C (a)	13,725	10,668,305
	eBay, Inc. (a)	93,155	3,064,800
	Facebook, Inc. Class A (a)	91,323	11,714,001
	VeriSign, Inc. (a)	17,337	1,356,447
			40,124,268
	IT Services 3.7%
	CoreLogic, Inc. (a)	5,513	216,220
	Fidelity National Information Services, Inc.	5,932	456,942
	Fiserv, Inc. (a)	2,192	218,038
	International Business Machines Corp.	45,852	7,283,590
	Mastercard, Inc.	37,920	3,859,119
	PayPal Holdings, Inc. (a)	21,654	887,164
	Teradata Corp. (a)	112,586	3,490,166
	Visa, Inc. Class A	74,468	6,158,504
	Western Union Co. (The)	64,154	1,335,686
	Xerox Corp.	371,564	3,763,943
			27,669,372
	Leisure Products 0.0%‡
	Brunswick Corp.	182	8,878

	Life Sciences Tools & Services 0.7%
	Charles River Laboratories International, Inc. (a)	40,333	3,361,352
	PAREXEL International Corp. (a)	24,117	1,674,926
			5,036,278
	Machinery 0.8%
	Cummins, Inc.	4,417	566,038
	PACCAR, Inc.	35,678	2,097,153
	Trinity Industries, Inc.	108,877	2,632,646
	Woodward, Inc.	13,004	812,490
			6,108,327
	Media 2.3%
	AMC Networks, Inc. Class A (a)	23	1,193
	Comcast Corp. Class A	144,318	9,574,056
	Interpublic Group of Cos., Inc. (The)	39,471	882,177
	News Corp. Class A	28,740	401,785
	Omnicom Group, Inc.	48,658	4,135,930
	Walt Disney Co. (The)	23,507	2,182,860
			17,178,001
	Metals & Mining 1.6%
	Newmont Mining Corp.	100,989	3,967,858
	Nucor Corp.	38,457	1,901,699
	Reliance Steel & Aluminum Co.	38,027	2,739,085
	Steel Dynamics, Inc.	107,954	2,697,770
	United States Steel Corp.	42,444	800,494
			12,106,906
	Multi-Utilities 0.5%
	Ameren Corp.	11,852	582,881
	CenterPoint Energy, Inc.	105,877	2,459,523
	Consolidated Edison, Inc.	10,111	761,358
			3,803,762
	Multiline Retail 0.9%
	Kohl's Corp.	39,857	1,743,744
	Macy's, Inc.	47,926	1,775,658
	Nordstrom, Inc.	33,227	1,723,817
	Target Corp.	19,004	1,305,195
			6,548,414
	Oil, Gas & Consumable Fuels 4.8%
	Apache Corp.	33,435	2,135,493
	Chevron Corp.	41,157	4,235,878
	ConocoPhillips	12,866	559,285
	Devon Energy Corp.	8,688	383,228
	EOG Resources, Inc.	5,345	516,915
¤	Exxon Mobil Corp.	143,808	12,551,562
	Marathon Petroleum Corp.	67	2,720
	Murphy Oil Corp.	36,414	1,106,986
	Newfield Exploration Co. (a)	26,724	1,161,425
	ONEOK, Inc.	78,147	4,015,974
	QEP Resources, Inc.	79,515	1,552,928
	Southwestern Energy Co. (a)	90,482	1,252,271
	Tesoro Corp.	35,044	2,788,101
	Valero Energy Corp.	67,334	3,568,702
	WPX Energy, Inc. (a)	11,628	153,373
			35,984,841
	Pharmaceuticals 5.4%
	Allergan PLC (a)	4,993	1,149,938
	Bristol-Myers Squibb Co.	7,847	423,110
¤	Johnson & Johnson	135,564	16,014,175
	Mallinckrodt PLC (a)	36,451	2,543,551
	Merck & Co., Inc.	96,819	6,042,474
	Mylan N.V. (a)	91,662	3,494,155
	Pfizer, Inc.	327,994	11,109,157
			40,776,560
	Professional Services 0.0%‡
	ManpowerGroup, Inc.	442	31,939

	Real Estate Investment Trusts 1.9%
	American Tower Corp.	26,565	3,010,612
	Communications Sales & Leasing, Inc.	35,896	1,127,493
	Crown Castle International Corp.	1,447	136,322
	Digital Realty Trust, Inc.	376	36,517
	HCP, Inc.	78,845	2,992,168
	Hospitality Properties Trust	19,412	576,925
	Host Hotels & Resorts, Inc.	214,292	3,336,526
	Iron Mountain, Inc.	11,078	415,757
	Lamar Advertising Co. Class A	8,280	540,767
	Public Storage	858	191,454
	Senior Housing Properties Trust	42,692	969,535
	Ventas, Inc.	13,534	955,906
	Welltower, Inc.	24	1,795
			14,291,777
	Semiconductors & Semiconductor Equipment 4.2%
	Applied Materials, Inc.	125,146	3,773,152
	Intel Corp.	277,133	10,461,771
	KLA-Tencor Corp.	26,639	1,857,005
	Lam Research Corp.	42,599	4,034,551
	Micron Technology, Inc. (a)	152,730	2,715,539
	Qorvo, Inc. (a)	64,202	3,578,620
	QUALCOMM, Inc.	73,312	5,021,872
	Texas Instruments, Inc.	3,268	229,348
			31,671,858
	Software 4.2%
	Activision Blizzard, Inc.	102,912	4,559,002
	Citrix Systems, Inc. (a)	44,952	3,830,809
¤	Microsoft Corp.	349,685	20,141,856
	Oracle Corp.	65,990	2,592,087
			31,123,754
	Specialty Retail 3.9%
	Best Buy Co., Inc.	78,108	2,982,163
	Dick's Sporting Goods, Inc.	55,272	3,135,028
	Foot Locker, Inc.	28,417	1,924,399
	Gap, Inc. (The)	69,604	1,547,993
	Home Depot, Inc. (The)	68,143	8,768,641
	L Brands, Inc.	6,224	440,473
	Lowe's Cos., Inc.	77,953	5,628,986
	Ross Stores, Inc.	19,402	1,247,549
	Staples, Inc.	195,096	1,668,071
	TJX Cos., Inc. (The)	6,950	519,721
	Urban Outfitters, Inc. (a)	47,441	1,637,663
			29,500,687
	Technology Hardware, Storage & Peripherals 3.9%
¤	Apple, Inc.	203,642	23,021,728
	Hewlett Packard Enterprise Co.	65,270	1,484,893
	HP, Inc.	67,391	1,046,582
	NCR Corp. (a)	45,743	1,472,467
	NetApp, Inc.	51,341	1,839,035
	Seagate Technology PLC	3,900	150,345
			29,015,050
	Textiles, Apparel & Luxury Goods 1.2%
	Carter's, Inc.	4,894	424,359
	Michael Kors Holdings, Ltd. (a)	36,954	1,729,077
	NIKE, Inc. Class B	26,157	1,377,166
	PVH Corp.	34,160	3,774,680
	Ralph Lauren Corp.	16,469	1,665,675
			8,970,957
	Tobacco 2.0%
	Altria Group, Inc.	128,093	8,099,320
	Philip Morris International, Inc.	73,463	7,142,073
			15,241,393
	Trading Companies & Distributors 0.6%
	MSC Industrial Direct Co., Inc. Class A	13,110	962,405
	United Rentals, Inc. (a)	45,530	3,573,650
			4,536,055
	Total Common Stocks (Cost $659,366,723)		735,552,554

	Exchange-Traded Fund 1.6% (b)
	S&P 500 Index - SPDR Trust Series 1	55,499	12,004,434

	Total Exchange-Traded Fund (Cost $12,062,974)		12,004,434

	Principal Amount
Short-Term Investment 0.1%
Repurchase Agreement 0.1%
Fixed Income Clearing Corp. 0.03%, dated 9/30/16 due 10/3/16 Proceeds at Maturity $344,247 (Collateralized by a United States Treasury Note with a rate of 1.375% and a maturity date of 8/31/20, with a Principal Amount of $350,000 and a Market Value of $355,250)	$344,246	344,246
Total Short-Term Investment (Cost $344,246)		344,246
Total Investments (Cost $671,773,943) (c)	100.0%	747,901,234
Other Assets, Less Liabilities	0.0 ‡	207,264
Net Assets	100.0%	$748,108,498

¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	As of September 30, 2016, cost was $674,337,367 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$89,647,269
Gross unrealized depreciation	(16,083,402)
Net unrealized appreciation	$73,563,867

The following abbreviation is used in the preceding pages:

SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$735,552,554	$—	$—	$735,552,554
Exchange-Traded Fund	12,004,434	—	—	12,004,434
Short-Term Investment
Repurchase Agreement	—	344,246	—	344,246
Total Investments in Securities	$747,556,988	$344,246	$—	$747,901,234

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2016, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Conservative Allocation Portfolio

Portfolio of Investments September 30, 2016 (Unaudited)

	Shares	Value
Affiliated Investment Companies 97.6% †
Equity Funds 46.2%
IQ 50 Percent Hedged FTSE International ETF (a)	716,687	$13,065,204
IQ Global Resources ETF	154,039	4,001,933
MainStay Cushing MLP Premier Fund Class I	417,649	6,218,793
MainStay Emerging Markets Opportunities Fund Class I	234,343	2,045,818
MainStay Epoch Capital Growth Fund Class I (a)	645,518	6,771,482
MainStay Epoch Global Choice Fund Class I (a)	1,086,309	19,629,609
MainStay Epoch U.S. All Cap Fund Class I	1,025,335	26,730,488
MainStay Epoch U.S. Equity Yield Fund Class I	171,782	2,511,450
MainStay ICAP Equity Fund Class I	212,846	9,052,332
MainStay ICAP International Fund Class I	283,721	8,809,526
MainStay International Opportunities Fund Class I	1,048,435	8,513,290
MainStay MAP Fund Class I	735,194	27,577,141
MainStay U.S. Equity Opportunities Fund Class I	3,180,887	27,641,905
MainStay VP Absolute Return Multi Strategy Portfolio Initial Class (a)	8,467,716	75,038,151
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class	355,789	3,168,148
MainStay VP Eagle Small Cap Growth Portfolio Initial Class	1,043,250	12,830,973
MainStay VP Emerging Markets Equity Portfolio Initial Class (a)	3,173,224	24,568,024
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class (a)	2,044,818	25,644,655
MainStay VP Large Cap Growth Portfolio Initial Class (a)	1,491,198	31,480,722
MainStay VP Mid Cap Core Portfolio Initial Class	1,995,508	27,702,440
MainStay VP S&P 500 Index Portfolio Initial Class	141,955	6,306,615
MainStay VP Small Cap Core Portfolio Initial Class (a)	1,287,684	13,918,681
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	2,155,502	28,582,318
		411,809,698
Fixed Income Funds 51.4%
IQ Enhanced Core Plus Bond U.S. ETF (a)	2,025,259	41,214,021
MainStay High Yield Opportunities Fund Class I	493,509	5,246,000
MainStay Short Duration High Yield Fund Class I	2,122,278	21,031,779
MainStay Total Return Bond Fund Class I	2,633,904	28,340,808
MainStay VP Bond Portfolio Initial Class (a)	15,429,063	233,604,288
MainStay VP Floating Rate Portfolio Initial Class (a)	5,846,282	52,896,204
MainStay VP High Yield Corporate Bond Portfolio Initial Class (a)	4,256,758	44,371,090
MainStay VP PIMCO Real Return Portfolio Initial Class (a)	702,623	6,125,707
MainStay VP Unconstrained Bond Portfolio Initial Class (a)	2,479,946	24,861,594
		457,691,491
Total Affiliated Investment Company (Cost $855,398,457)		869,501,189

	Principal Amount
Short-Term Investment 2.5%
Repurchase Agreement 2.5%
Fixed Income Clearing Corp. 0.03%, dated 9/30/16 due 10/3/16 Proceeds at Maturity $22,336,650 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 7/31/20, with a Principal Amount of $22,205,000 and a Market Value of $22,787,881)	$22,336,594	22,336,594
Total Short-Term Investment (Cost $22,336,594)		22,336,594
Total Investments (Cost $877,735,051) (b)	100.1%	891,837,783
Other Assets, Less Liabilities	(0.1)	(1,286,020)
Net Assets	100.0%	$890,551,763

†	Percentages indicated are based on Portfolio net assets.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	As of September 30, 2016, cost was $881,442,214 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$22,570,082
Gross unrealized depreciation	(12,174,513)
Net unrealized appreciation	$10,395,569

The following abbreviation is used in the preceding pages:

ETF	—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments
Affiliated Investment Companies
Equity Funds	$411,809,698	$—	$—	$411,809,698
Fixed Income Funds	457,691,491	—	—	457,691,491
Short-Term Investment
Repurchase Agreement	—	22,336,594	—	22,336,594
Total Investments in Securities	$869,501,189	$22,336,594	$—	$891,837,783

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2016, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Convertible Portfolio

Portfolio of Investments September 30, 2016 (Unaudited)

		Principal Amount	Value
	Convertible Securities 95.5%†
	Convertible Bonds 79.6%
	Auto Manufacturers 1.8%
	Fiat Chrysler Automobiles N.V. 7.875%, due 12/15/16	$5,124,700	$3,295,823
	Wabash National Corp. 3.375%, due 5/1/18	5,944,000	7,972,390
			11,268,213
	Biotechnology 6.3%
¤	BioMarin Pharmaceutical, Inc. 0.75%, due 10/15/18	13,105,000	15,783,334
	Illumina, Inc.
	(zero coupon), due 6/15/19	2,699,000	2,806,960
	0.50%, due 6/15/21	7,153,000	7,841,476
	Intercept Pharmaceuticals, Inc. 3.25%, due 7/1/23	5,052,000	5,674,028
	Ionis Pharmaceuticals, Inc. 1.00%, due 11/15/21	2,993,000	2,792,843
	Medicines Co. (The) 1.375%, due 6/1/17	2,787,000	4,015,022
			38,913,663
	Commercial Services 3.8%
	Carriage Services, Inc. 2.75%, due 3/15/21	4,631,000	5,450,108
¤	Macquarie Infrastructure Corp. 2.875%, due 7/15/19	15,467,000	18,202,726
			23,652,834
	Finance - Leasing Companies 2.5%
¤	Air Lease Corp. 3.875%, due 12/1/18	12,427,000	15,425,014

	Health Care - Products 7.5%
¤	Danaher Corp. (zero coupon), due 1/22/21	6,483,000	19,428,741
	Hologic, Inc. 2.00%, due 3/1/42 (a)	7,429,000	10,140,585
¤	Teleflex, Inc. 3.875%, due 8/1/17	5,964,000	16,322,722
			45,892,048
	Health Care - Services 3.1%
	Anthem, Inc. 2.75%, due 10/15/42	4,852,000	8,521,325
	Molina Healthcare, Inc. 1.625%, due 8/15/44	8,742,000	10,392,052
			18,913,377
	Home Builders 1.0%
	Lennar Corp. 3.25%, due 11/15/21	3,454,000	6,230,153

	Insurance 1.4%
	MGIC Investment Corp. 2.00%, due 4/1/20	3,752,000	4,753,315
	Radian Group, Inc. 2.25%, due 3/1/19	3,014,000	3,925,735
			8,679,050
	Internet 6.2%
¤	Priceline Group, Inc. (The)
	0.35%, due 6/15/20	7,553,000	9,705,605
	1.00%, due 3/15/18	8,317,000	13,203,238
	Twitter, Inc. 0.25%, due 9/15/19	9,402,000	9,072,930
	WebMD Health Corp.
	1.50%, due 12/1/20	2,620,000	3,035,925
	2.625%, due 6/15/23 (b)	3,379,000	3,307,196
			38,324,894
	Machinery - Diversified 1.6%
	Chart Industries, Inc. 2.00%, due 8/1/18	9,728,000	9,606,400

	Media 1.9%
	DISH Network Corp. 3.375%, due 8/15/26 (b)	6,864,000	7,550,400
	Liberty Media Corp. 1.375%, due 10/15/23	3,916,000	4,102,010
			11,652,410
	Oil & Gas 0.9%
	Oasis Petroleum, Inc. 2.625%, due 9/15/23	4,947,000	5,605,569

	Oil & Gas Services 5.6%
	Helix Energy Solutions Group, Inc. 3.25%, due 3/15/32	10,543,000	9,982,903
	JPMorgan Chase & Co. (Convertible into Schlumberger, Ltd.) (zero coupon), due 5/3/17 (b)(c)	10,185,000	14,016,597
	Newpark Resources, Inc. 4.00%, due 10/1/17	2,237,000	2,227,213
	SEACOR Holdings, Inc. 2.50%, due 12/15/27	1,751,000	1,766,321
	Weatherford International, Ltd. 5.875%, due 7/1/21	6,037,000	6,787,852
			34,780,886
	Pharmaceuticals 2.6%
	Depomed, Inc. 2.50%, due 9/1/21	7,442,000	10,623,455
	Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26	4,333,000	5,191,476
			15,814,931
	Real Estate Investment Trusts 1.5%
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (b)	6,391,000	8,931,422

	Semiconductors 17.0%
	Advanced Micro Devices, Inc. 2.125%, due 9/1/26	6,816,000	7,429,440
	Lam Research Corp. 1.25%, due 5/15/18	4,539,000	7,248,216
¤	Microchip Technology, Inc. 1.625%, due 2/15/25	14,914,000	19,089,920
	Micron Technology, Inc. 3.00%, due 11/15/43	5,775,000	5,161,406
	NVIDIA Corp. 1.00%, due 12/1/18	3,272,000	11,149,340
¤	NXP Semiconductors N.V. 1.00%, due 12/1/19	13,018,000	15,393,785
	ON Semiconductor Corp.
	1.00%, due 12/1/20	8,174,000	8,327,262
	2.625%, due 12/15/26	5,466,000	6,531,870
	Rambus, Inc. 1.125%, due 8/15/18	2,076,000	2,452,275
¤	Xilinx, Inc. 2.625%, due 6/15/17	11,775,000	22,210,594
			104,994,108
	Software 10.3%
	Citrix Systems, Inc. 0.50%, due 4/15/19	2,999,000	3,405,739
	CSG Systems International, Inc. 4.25%, due 3/15/36 (b)	1,195,000	1,309,272
	Medidata Solutions, Inc. 1.00%, due 8/1/18	11,423,000	13,400,607
	Proofpoint, Inc.
	0.75%, due 6/15/20	1,386,000	1,609,492
	1.25%, due 12/15/18	2,561,000	4,955,535
	Red Hat, Inc. 0.25%, due 10/1/19	7,259,000	9,223,467
	Salesforce.com, Inc. 0.25%, due 4/1/18	8,471,000	10,149,317
	ServiceNow, Inc. (zero coupon), due 11/1/18	6,556,000	8,014,710
	Verint Systems, Inc. 1.50%, due 6/1/21	12,098,000	11,523,345
			63,591,484
	Transportation 4.6%
	Atlas Air Worldwide Holdings, Inc. 2.25%, due 6/1/22	3,996,000	3,893,603
	Echo Global Logistics, Inc. 2.50%, due 5/1/20	7,629,000	7,218,941
¤	XPO Logistics, Inc. 4.50%, due 10/1/17	7,586,000	17,087,465
			28,200,009
	Total Convertible Bonds (Cost $433,787,836)		490,476,465

	Shares
Convertible Preferred Stocks 15.9%
Chemicals 1.5%
A. Schulman, Inc. 6.00%	11,643	9,372,615

Food 2.3%
Post Holdings, Inc. 3.75%	41,824	7,037,599
Tyson Foods, Inc. 4.75%	87,752	7,183,379
		14,220,978
Hand & Machine Tools 1.0%
Stanley Black & Decker, Inc. 6.25%	50,521	6,381,813

Mining 0.3%
Alcoa, Inc. 5.375%	59,015	1,929,200

Oil, Gas 2.9%
Hess Corp. 8.00%	201,906	13,291,472
Sanchez Energy Corp. Series A 4.875%	23,784	658,817
Southwestern Energy Co. Series B 6.25%	129,303	4,082,095
		18,032,384
Pharmaceuticals 3.4%
Allergan PLC Series A 5.50%	12,145	9,978,696
Teva Pharmaceutical Industries, Ltd. 7.00%	13,044	10,608,805
		20,587,501
Real Estate Investment Trusts 3.7%
American Tower Corp. Series A 5.25%	93,532	10,371,764
Crown Castle International Corp. Series A 4.50%	92,863	10,495,376
Welltower, Inc. Series I 6.50%	26,800	1,783,540
		22,650,680
Telecommunications 0.8%
T-Mobile U.S., Inc. 5.50%	60,081	4,690,524

Total Convertible Preferred Stocks (Cost $95,146,938)		97,865,695
Total Convertible Securities (Cost $528,934,774)		588,342,160

Common Stocks 3.4%
Aerospace & Defense 0.6%
United Technologies Corp.	35,244	3,580,791

Airlines 0.9%
Delta Air Lines, Inc.	147,180	5,793,005

Auto Manufacturers 0.4%
General Motors Co.	72,307	2,297,193

Banks 0.7%
Bank of America Corp.	267,678	4,189,161

Oil & Gas 0.0%‡
Sanchez Energy Corp. (d)	3,512	31,046

Oil & Gas Services 0.8%
Baker Hughes, Inc.	38,643	1,950,312
Halliburton Co.	73,392	3,293,833
		5,244,145
Total Common Stocks (Cost $22,201,599)		21,135,341

	Number of Warrants
Warrants 0.0%‡
Auto Manufacturers 0.0%‡
General Motors Co. Strike Price $18.33 Expires 7/10/19 (d)	634	8,851

Total Warrants (Cost $234)		8,851

	Principal Amount
Short-Term Investment 0.9%
Repurchase Agreement 0.9%
Fixed Income Clearing Corp. 0.03%, dated 9/30/16 due 10/3/16 Proceeds at Maturity $5,148,752 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 7/31/20, with a Principal Amount of $5,120,000 and a Market Value of $5,254,400)	$5,148,739	5,148,739
Total Short-Term Investment (Cost $5,148,739)		5,148,739
Total Investments (Cost $556,285,346) (e)	99.8%	614,635,091
Other Assets, Less Liabilities	0.2	1,434,643
Net Assets	100.0%	$616,069,734

¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Step coupon - Rate shown was the rate in effect as of September 30, 2016.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Synthetic Convertible Bond - Security structured by an investment bank that provides exposure to a specific company's stock. As of September 30, 2016, the total market value of this security was $14,016,597, which represented 2.3% of the Portfolio's net assets.
(d)	Non-income producing security.
(e)	As of September 30, 2016, cost was $564,267,066 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$81,686,419
Gross unrealized depreciation	(31,318,394)
Net unrealized appreciation	$50,368,025

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Convertible Securities
Convertible Bonds	$—	$490,476,465	$—	$490,476,465
Convertible Preferred Stocks (b)	90,169,279	7,696,416	—	97,865,695
Total Convertible Securities	90,169,279	498,172,881	—	588,342,160
Common Stocks	21,135,341	—	—	21,135,341
Warrants	8,851	—	—	8,851
Short-Term Investment
Repurchase Agreement	—	5,148,739	—	5,148,739
Total Investments in Securities	$111,313,471	$503,321,620	$—	$614,635,091

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 2 securities valued at $7,037,599 and $658,817 are held in Food and Oil & Gas, respectively, within the Convertible Preferred Stocks section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2016, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Cornerstone Growth Portfolio

Portfolio of Investments September 30, 2016 (Unaudited)

		Shares	Value
	Common Stocks 97.9% †
	Aerospace & Defense 3.5%
	Boeing Co. (The)	34,088	$4,490,753
	BWX Technologies, Inc.	21,589	828,370
	Huntington Ingalls Industries, Inc.	12,130	1,860,985
	Lockheed Martin Corp.	12,938	3,101,497
	Northrop Grumman Corp.	10,108	2,162,606
	Spirit AeroSystems Holdings, Inc. Class A (a)	35,240	1,569,590
			14,013,801
	Air Freight & Logistics 0.2%
	United Parcel Service, Inc. Class B	7,054	771,425

	Automobiles 0.0%‡
	Thor Industries, Inc.	1,545	130,862

	Beverages 1.9%
	Coca-Cola Co. (The)	59,227	2,506,487
	Constellation Brands, Inc. Class A	408	67,928
	Dr. Pepper Snapple Group, Inc.	7,672	700,530
	PepsiCo., Inc.	38,970	4,238,767
			7,513,712
	Biotechnology 4.4%
	AbbVie, Inc.	38,378	2,420,501
	Amgen, Inc.	29,011	4,839,325
	Biogen, Inc. (a)	14,214	4,449,408
	Celgene Corp. (a)	8,923	932,721
	Gilead Sciences, Inc.	64,023	5,065,500
			17,707,455
	Building Products 0.6%
	AO Smith Corp.	2,753	271,969
	Fortune Brands Home & Security, Inc.	1,354	78,667
	Owens Corning	25,746	1,374,579
	USG Corp. (a)	27,572	712,736
			2,437,951
	Capital Markets 0.5%
	LPL Financial Holdings, Inc.	32,799	981,018
	State Street Corp.	15,235	1,060,813
			2,041,831
	Chemicals 0.5%
	E.I. du Pont de Nemours & Co.	32,812	2,197,420

	Commercial Services & Supplies 0.9%
	Clean Harbors, Inc. (a)	4,905	235,342
	KAR Auction Services, Inc.	9,418	406,481
	R.R. Donnelley & Sons Co.	92,996	1,461,897
	Waste Management, Inc.	23,290	1,484,970
			3,588,690
	Communications Equipment 0.6%
	F5 Networks, Inc. (a)	20,358	2,537,421

	Construction Materials 0.4%
	Eagle Materials, Inc.	4,748	367,020
	Martin Marietta Materials, Inc.	6,233	1,116,393
			1,483,413
	Containers & Packaging 1.1%
	Berry Plastics Group, Inc. (a)	44,161	1,936,460
	Packaging Corp. of America	30,374	2,468,191
			4,404,651
	Distributors 0.4%
	Genuine Parts Co.	14,528	1,459,338

	Diversified Telecommunication Services 0.9%
	Verizon Communications, Inc.	73,826	3,837,476

	Electronic Equipment, Instruments & Components 0.5%
	Ingram Micro, Inc. Class A	52,134	1,859,098

	Food & Staples Retailing 1.4%
	Costco Wholesale Corp.	2,766	421,843
	CVS Health Corp.	15,485	1,378,010
	Kroger Co. (The)	25,559	758,591
	Sysco Corp.	62,074	3,042,247
			5,600,691
	Food Products 3.3%
	Campbell Soup Co.	43,818	2,396,845
	General Mills, Inc.	9,919	633,626
	Hain Celestial Group, Inc. (The) (a)	31,090	1,106,182
	Hershey Co. (The)	9,616	919,290
	Ingredion, Inc.	16,046	2,135,081
	Pilgrim's Pride Corp.	74,934	1,582,606
	Post Holdings, Inc. (a)	26,209	2,022,548
	Tyson Foods, Inc. Class A	34,662	2,588,211
			13,384,389
	Health Care Equipment & Supplies 3.3%
	Becton Dickinson & Co.	20,248	3,639,173
	Boston Scientific Corp. (a)	42,347	1,007,859
	Danaher Corp.	5,998	470,183
	Hill-Rom Holdings, Inc.	18,558	1,150,225
	Hologic, Inc. (a)	67,409	2,617,491
	IDEXX Laboratories, Inc. (a)	12,081	1,361,891
	Intuitive Surgical, Inc. (a)	1,096	794,414
	ResMed, Inc.	32,831	2,127,121
			13,168,357
	Health Care Providers & Services 5.4%
	Aetna, Inc.	22,979	2,652,925
	AmerisourceBergen Corp.	31,928	2,579,144
	Anthem, Inc.	10,439	1,308,111
	Express Scripts Holding Co. (a)	34,776	2,452,751
	McKesson Corp.	20,080	3,348,340
¤	UnitedHealth Group, Inc.	50,756	7,105,840
	WellCare Health Plans, Inc. (a)	20,318	2,379,035
			21,826,146
	Hotels, Restaurants & Leisure 4.1%
	Brinker International, Inc.	40,780	2,056,535
	International Game Technology PLC	64,481	1,572,047
	Las Vegas Sands Corp.	52,197	3,003,415
	McDonald's Corp.	14,435	1,665,222
	Six Flags Entertainment Corp.	23,102	1,238,498
	Starbucks Corp.	33,996	1,840,544
	Vail Resorts, Inc.	12,949	2,031,439
	Wyndham Worldwide Corp.	35,374	2,381,731
	Yum! Brands, Inc.	8,570	778,242
			16,567,673
	Household Durables 1.5%
	Garmin, Ltd.	9,635	463,540
	Leggett & Platt, Inc.	15,542	708,404
	Newell Brands, Inc.	23,024	1,212,444
	Tempur Sealy International, Inc. (a)	30,213	1,714,286
	Tupperware Brands Corp.	27,319	1,785,843
			5,884,517
	Household Products 0.3%
	Energizer Holdings, Inc.	3,018	150,780
	Spectrum Brands Holdings, Inc.	7,183	989,027
			1,139,807
	Industrial Conglomerates 1.4%
	3M Co.	13,539	2,385,978
	General Electric Co.	67,014	1,984,955
	Honeywell International, Inc.	12,478	1,454,810
			5,825,743
	Insurance 0.2%
	First American Financial Corp.	16,528	649,220

	Internet & Catalog Retail 4.0%
¤	Amazon.com, Inc. (a)	17,437	14,600,174
	Expedia, Inc.	8,320	971,110
	Netflix, Inc. (a)	3,830	377,447
	Priceline Group, Inc. (The) (a)	296	435,561
			16,384,292
	Internet Software & Services 9.8%
	Akamai Technologies, Inc. (a)	1,681	89,076
¤	Alphabet, Inc.
	Class A (a)	12,310	9,897,979
	Class C (a)	12,625	9,813,286
	eBay, Inc. (a)	40,050	1,317,645
¤	Facebook, Inc. Class A (a)	101,411	13,007,989
	GoDaddy, Inc. Class A (a)	46,798	1,615,935
	IAC/InterActiveCorp	31,372	1,959,809
	VeriSign, Inc. (a)	24,264	1,898,415
			39,600,134
	IT Services 4.9%
	Accenture PLC Class A	4,105	501,508
	Alliance Data Systems Corp. (a)	3,354	719,534
	CoreLogic, Inc. (a)	12,522	491,113
	Euronet Worldwide, Inc. (a)	7,734	632,873
	Fidelity National Information Services, Inc.	3,445	265,368
	Fiserv, Inc. (a)	2,069	205,804
	International Business Machines Corp.	21,524	3,419,087
	Mastercard, Inc.	36,174	3,681,428
	PayPal Holdings, Inc. (a)	42,445	1,738,972
	Teradata Corp. (a)	59,735	1,851,785
	Vantiv, Inc. Class A (a)	4,649	261,599
¤	Visa, Inc. Class A	71,521	5,914,787
	Western Union Co. (The)	8,448	175,887
			19,859,745
	Life Sciences Tools & Services 0.7%
	Bruker Corp.	9,575	216,874
	Charles River Laboratories International, Inc. (a)	19,603	1,633,714
	Quintiles Transnational Holdings, Inc. (a)	2,796	226,644
	Waters Corp. (a)	3,826	606,382
			2,683,614
	Machinery 0.1%
	Trinity Industries, Inc.	10,833	261,942

	Media 4.4%
	AMC Networks, Inc. Class A (a)	197	10,216
	Charter Communications, Inc. Class A (a)	8,404	2,268,828
	Clear Channel Outdoor Holdings, Inc. Class A	4,335	25,316
¤	Comcast Corp. Class A	104,406	6,926,294
	Interpublic Group of Cos., Inc. (The)	82,466	1,843,115
	Liberty Broadband Corp. Class A (a)	2,498	175,260
	Omnicom Group, Inc.	34,793	2,957,405
	Walt Disney Co. (The)	38,029	3,531,373
			17,737,807
	Metals & Mining 1.5%
	Newmont Mining Corp.	51,842	2,036,872
	Reliance Steel & Aluminum Co.	10,295	741,549
	Steel Dynamics, Inc.	62,291	1,556,652
	United States Steel Corp.	101,590	1,915,988
			6,251,061
	Multiline Retail 0.5%
	Dollar General Corp.	21,537	1,507,374
	Nordstrom, Inc.	12,018	623,494
			2,130,868
	Oil, Gas & Consumable Fuels 1.2%
	Apache Corp.	4,656	297,379
	Newfield Exploration Co. (a)	10,372	450,767
	ONEOK, Inc.	49,916	2,565,183
	QEP Resources, Inc.	21,554	420,950
	Rice Energy, Inc. (a)	7,105	185,512
	SM Energy Co.	12,668	488,731
	Southwestern Energy Co. (a)	517	7,155
	Targa Resources Corp.	6,700	329,037
			4,744,714
	Personal Products 1.0%
	Herbalife, Ltd. (a)	36,206	2,244,410
	Nu Skin Enterprises, Inc. Class A	29,177	1,890,086
			4,134,496
	Pharmaceuticals 2.3%
	Allergan PLC (a)	2,198	506,221
	Bristol-Myers Squibb Co.	29,002	1,563,788
	Eli Lilly & Co.	9,864	791,685
	Johnson & Johnson	27,048	3,195,180
	Mallinckrodt PLC (a)	22,641	1,579,889
	Mylan N.V. (a)	42,899	1,635,310
			9,272,073
	Professional Services 0.0%‡
	TransUnion (a)	2,357	81,317

	Real Estate Investment Trusts 2.9%
	American Tower Corp.	34,054	3,859,340
	Communications Sales & Leasing, Inc.	21,084	662,249
	CyrusOne, Inc.	3,568	169,730
	Digital Realty Trust, Inc.	5,317	516,387
	Equity LifeStyle Properties, Inc.	6,111	471,647
	Gaming and Leisure Properties, Inc.	18,084	604,910
	Iron Mountain, Inc.	26,936	1,010,908
	Lamar Advertising Co. Class A	9,433	616,069
	Outfront Media, Inc.	11,776	278,502
	Public Storage	7,667	1,710,814
	Senior Housing Properties Trust	72,554	1,647,701
	Simon Property Group, Inc.	594	122,964
			11,671,221
	Semiconductors & Semiconductor Equipment 4.5%
	Applied Materials, Inc.	85,526	2,578,609
	Broadcom, Ltd.	799	137,843
	Cree, Inc. (a)	18,079	464,992
	Intel Corp.	76,306	2,880,551
	KLA-Tencor Corp.	17,609	1,227,523
	Lam Research Corp.	28,593	2,708,043
	NVIDIA Corp.	46,224	3,167,268
	Qorvo, Inc. (a)	24,536	1,367,637
	QUALCOMM, Inc.	13,585	930,573
	Texas Instruments, Inc.	38,542	2,704,878
			18,167,917
	Software 7.1%
	Activision Blizzard, Inc.	73,288	3,246,658
	Citrix Systems, Inc. (a)	30,811	2,625,713
	Electronic Arts, Inc. (a)	19,748	1,686,479
¤	Microsoft Corp.	316,403	18,224,813
	Nuance Communications, Inc. (a)	9,503	137,794
	Oracle Corp.	7,176	281,873
	Symantec Corp.	34,756	872,376
	VMware, Inc. Class A (a)	23,689	1,737,588
			28,813,294
	Specialty Retail 5.8%
	Best Buy Co., Inc.	35,286	1,347,219
	Burlington Stores, Inc. (a)	13,888	1,125,206
	Dick's Sporting Goods, Inc.	19,293	1,094,299
	Foot Locker, Inc.	20,341	1,377,492
	GameStop Corp. Class A	17,644	486,798
	Gap, Inc. (The)	40,453	899,675
	Home Depot, Inc. (The)	43,516	5,599,639
	Lowe's Cos., Inc.	61,629	4,450,230
	Michaels Cos., Inc. (The) (a)	66,541	1,608,296
	Murphy USA, Inc. (a)	20,033	1,429,555
	Ross Stores, Inc.	15,320	985,076
	TJX Cos., Inc. (The)	23,523	1,759,050
	Urban Outfitters, Inc. (a)	32,583	1,124,765
			23,287,300
	Technology Hardware, Storage & Peripherals 6.5%
¤	Apple, Inc.	209,228	23,653,225
	NCR Corp. (a)	51,816	1,667,957
	NetApp, Inc.	30,986	1,109,919
			26,431,101
	Textiles, Apparel & Luxury Goods 0.6%
	Carter's, Inc.	3,628	314,584
	Michael Kors Holdings, Ltd. (a)	13,784	644,953
	NIKE, Inc. Class B	30,518	1,606,773
			2,566,310
	Tobacco 1.7%
¤	Altria Group, Inc.	106,257	6,718,630

	Trading Companies & Distributors 0.5%
	HD Supply Holdings, Inc. (a)	25,954	830,009
	United Rentals, Inc. (a)	15,129	1,187,475
			2,017,484
	Wireless Telecommunication Services 0.6%
	T-Mobile U.S., Inc. (a)	53,942	2,520,170

	Total Common Stocks (Cost $383,517,984)		395,366,577

	Exchange-Traded Funds 2.1% (b)
¤	iShares Russell 1000 Growth ETF	82,318	8,575,066

	Total Exchange-Traded Funds (Cost $8,632,984)		8,575,066
	Total Investments (Cost $392,150,968) (c)	100.0%	403,941,643
	Other Assets, Less Liabilities	(0.0)‡	(1,743)
	Net Assets	100.0%	$403,939,900

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	As of September 30, 2016, cost was $394,160,667 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$23,840,325
Gross unrealized depreciation	(14,059,349)
Net unrealized appreciation	$9,780,976

The following abbreviation is used in the preceding pages:

ETF	—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities
Common Stocks	$395,366,577	$—	$—	$395,366,577
Exchange-Traded Funds
Equity Funds	8,575,066	—	—	8,575,066
Total Investments in Securities	$403,941,643	$—	$—	$403,941,643

(a)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2016, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Cushing Renaissance Advantage Portfolio

Portfolio of Investments September 30, 2016 (Unaudited)

		Shares	Value
	Common Stocks 73.2% †
	Air Freight & Logistics 3.1%
¤	XPO Logistics, Inc. (a)	56,620	$2,076,255

	Chemicals 10.7%
	Albemarle Corp.	8,392	717,432
¤	Axalta Coating Systems, Ltd. (a)	98,051	2,771,902
	LyondellBasell Industries N.V. Class A	6,125	494,043
	Olin Corp.	68,162	1,398,684
	Platform Specialty Products Corp. (a)	53,407	433,131
	PPG Industries, Inc.	3,670	379,331
	Sherwin-Williams Co. (The)	2,008	555,533
	Westlake Chemical Corp.	9,442	505,147
			7,255,203
	Commercial Services & Supplies 1.0%
	Team, Inc. (a)	21,028	687,826

	Construction Materials 1.3%
	Vulcan Materials Co.	7,771	883,796

	Containers & Packaging 3.4%
	Berry Plastics Group, Inc. (a)	22,745	997,368
	Sealed Air Corp.	28,815	1,320,304
			2,317,672
	Energy Equipment & Services 8.8%
	Baker Hughes, Inc.	30,485	1,538,578
	Halliburton Co.	16,390	735,583
	Independence Contract Drilling, Inc. (a)	145,200	762,300
	Precision Drilling Corp.	118,362	494,753
¤	U.S. Silica Holdings, Inc.	52,280	2,434,157
			5,965,371
	Independent Power & Renewable Electricity Producers 1.9%
	Dynegy, Inc. (a)	104,141	1,290,307

	Machinery 5.7%
	Flowserve Corp.	34,905	1,683,817
	ITT, Inc.	41,675	1,493,632
	Xylem, Inc.	13,456	705,767
			3,883,216
	Marine 0.5%
	Kirby Corp. (a)	5,737	356,612

	Oil, Gas & Consumable Fuels 30.3%
¤	Golar LNG, Ltd.	193,407	4,100,228
	Marathon Petroleum Corp.	30,494	1,237,751
	Newfield Exploration Co. (a)	21,820	948,297
¤	Parsley Energy, Inc. Class A (a)	65,318	2,188,806
	PDC Energy, Inc. (a)	10,029	672,545
	Phillips 66	7,793	627,726
	Range Resources Corp.	32,617	1,263,909
	Rice Energy, Inc. (a)	52,380	1,367,642
	Scorpio Tankers, Inc.	277,691	1,285,709
¤	Synergy Resources Corp. (a)	441,285	3,058,105
	Teekay Corp.	143,425	1,105,807
	Teekay Tankers, Ltd. Class A	95,613	241,901
	Western Refining, Inc.	30,332	802,585
	Whiting Petroleum Corp. (a)	102,371	894,723
	Williams Cos., Inc. (The)	21,847	671,358
			20,467,092
	Road & Rail 4.4%
	Canadian Pacific Railway, Ltd.	7,864	1,200,833
	Covenant Transportation Group, Inc. Class A (a)	16,930	327,257
	CSX Corp.	26,807	817,614
	Ryder System, Inc.	9,191	606,146
			2,951,850
	Trading Companies & Distributors 2.1%
	United Rentals, Inc. (a)	17,907	1,405,520

	Total Common Stocks (Cost $47,462,032)		49,540,720

	MLPs and Related Companies 22.2%
	Oil, Gas & Consumable Fuels 22.2%
	American Midstream Partners, L.P.	54,495	804,891
	Energy Transfer Equity, L.P.	78,710	1,321,541
¤	Energy Transfer Partners, L.P.	80,712	2,986,344
¤	GasLog Partners, L.P.	163,945	3,572,362
	MPLX, L.P.	21,349	722,877
¤	NGL Energy Partners, L.P.	163,096	3,072,729
¤	VTTI Energy Partners, L.P.	131,505	2,499,910
			14,980,654
	Total MLPs and Related Companies (Cost $14,229,325)		14,980,654

	Principal Amount
Short-Term Investment 3.4%
Repurchase Agreement 3.4%
Fixed Income Clearing Corp. 0.03%, dated 9/30/16 due 10/3/16 Proceeds at Maturity $2,326,225 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 7/31/20, with a Principal Amount of $2,315,000 and a Market Value of $2,375,769)	$2,326,219	2,326,219
Total Short-Term Investment (Cost $2,326,219)		2,326,219
Total Investments (Cost $64,017,576) (b)	98.8%	66,847,593
Other Assets, Less Liabilities	1.2	797,471
Net Assets	100.0%	$67,645,064

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	As of September 30, 2016, cost was $65,368,659 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$3,871,113
Gross unrealized depreciation	(2,392,179)
Net unrealized appreciation	$1,478,934

The following abbreviation is used in the preceding pages:

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$49,540,720	$—	$—	$49,540,720
MLPs and Related Companies	14,980,654	—	—	14,980,654
Short-Term Investment
Repurchase Agreement	—	2,326,219	—	2,326,219
Total Investments in Securities	$64,521,374	$2,326,219	$—	$66,847,593

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2016, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Eagle Small Cap Growth Portfolio

Portfolio of Investments September 30, 2016 (Unaudited)

		Shares	Value
	Common Stocks 98.8% †
	Aerospace & Defense 1.7%
¤	Hexcel Corp.	133,653	$5,920,828

	Air Freight & Logistics 1.0%
	Echo Global Logistics, Inc. (a)	147,055	3,391,088

	Airlines 1.6%
¤	JetBlue Airways Corp. (a)	322,178	5,554,349

	Banks 2.9%
	Bank of The Ozarks, Inc.	73,837	2,835,341
	Synovus Financial Corp.	121,694	3,958,706
	UMB Financial Corp.	58,396	3,471,642
			10,265,689
	Biotechnology 7.8%
	ACADIA Pharmaceuticals, Inc. (a)	53,461	1,700,594
	Acceleron Pharma, Inc. (a)	40,976	1,482,921
	Acorda Therapeutics, Inc. (a)	104,718	2,186,512
	Aimmune Therapeutics, Inc. (a)	123,941	1,859,115
	Akebia Therapeutics, Inc. (a)	219,558	1,987,000
	Alder Biopharmaceuticals, Inc. (a)	85,578	2,804,391
	Atara Biotherapeutics, Inc. (a)	72,950	1,560,401
	Edge Therapeutics, Inc. (a)	173,067	1,801,627
	Exact Sciences Corp. (a)	52,082	967,163
	Genomic Health, Inc. (a)	53,740	1,554,161
	Neurocrine Biosciences, Inc. (a)	51,932	2,629,836
	Ophthotech Corp. (a)	29,587	1,364,848
	Sage Therapeutics, Inc. (a)	33,410	1,538,531
	Sarepta Therapeutics, Inc. (a)	37,178	2,283,101
	Ultragenyx Pharmaceutical, Inc. (a)	23,940	1,698,304
			27,418,505
	Building Products 3.3%
	Apogee Enterprises, Inc.	50,253	2,245,807
	Builders FirstSource, Inc. (a)	275,395	3,169,796
	Masonite International Corp. (a)	64,801	4,028,678
	PGT, Inc. (a)	218,973	2,336,442
			11,780,723
	Capital Markets 1.4%
	Stifel Financial Corp. (a)	128,753	4,950,553

	Chemicals 3.0%
¤	Quaker Chemical Corp.	98,485	10,432,516

	Commercial Services & Supplies 2.6%
	Ritchie Brothers Auctioneers, Inc.	45,780	1,605,505
¤	Waste Connections, Inc.	100,376	7,498,087
			9,103,592
	Communications Equipment 1.2%
	Finisar Corp. (a)	95,822	2,855,496
	Infinera Corp. (a)	145,167	1,310,858
			4,166,354
	Construction Materials 2.1%
	Headwaters, Inc. (a)	151,656	2,566,020
	Summit Materials, Inc. Class A (a)	267,733	4,966,447
			7,532,467
	Distributors 1.0%
	Pool Corp.	37,107	3,507,354

	Diversified Consumer Services 1.0%
	Bright Horizons Family Solutions, Inc. (a)	53,731	3,594,067

	Electrical Equipment 0.8%
	Thermon Group Holdings, Inc. (a)	134,814	2,662,576

	Electronic Equipment, Instruments & Components 5.3%
	Cognex Corp.	77,461	4,094,589
¤	Coherent, Inc. (a)	59,528	6,580,225
	IPG Photonics Corp. (a)	41,427	3,411,513
	Orbotech, Ltd. (a)	100,272	2,969,054
	Zebra Technologies Corp. Class A (a)	26,334	1,833,110
			18,888,491
	Energy Equipment & Services 0.1%
	Geospace Technologies Corp. (a)	21,193	412,840

	Food & Staples Retailing 1.2%
	Casey's General Stores, Inc.	32,166	3,864,745
	Natural Grocers by Vitamin Cottage, Inc. (a)	47,930	534,899
			4,399,644
	Food Products 1.0%
	Snyder's-Lance, Inc.	105,832	3,553,838

	Health Care Equipment & Supplies 4.9%
	ABIOMED, Inc. (a)	14,852	1,909,670
¤	Natus Medical, Inc. (a)	143,357	5,632,497
	NuVasive, Inc. (a)	66,586	4,438,623
	West Pharmaceutical Services, Inc.	36,271	2,702,189
	Zeltiq Aesthetics, Inc. (a)	70,120	2,750,106
			17,433,085
	Health Care Providers & Services 3.3%
	Adeptus Health, Inc. Class A (a)	37,072	1,595,950
	Air Methods Corp. (a)	50,064	1,576,515
	Centene Corp. (a)	30,719	2,056,944
	HealthSouth Corp.	59,639	2,419,554
	Surgery Partners, Inc. (a)	129,036	2,611,689
	Team Health Holdings, Inc. (a)	43,685	1,422,384
			11,683,036
	Health Care Technology 2.3%
	Cotiviti Holdings, Inc. (a)	103,338	3,464,923
	HMS Holdings Corp. (a)	206,433	4,576,620
			8,041,543
	Hotels, Restaurants & Leisure 3.5%
	Belmond, Ltd. Class A (a)	74,119	942,053
	Bojangles', Inc. (a)	133,970	2,138,161
	Buffalo Wild Wings, Inc. (a)	12,756	1,795,279
	Chuy's Holdings, Inc. (a)	69,423	1,939,679
	Jack in the Box, Inc.	14,460	1,387,292
	Penn National Gaming, Inc. (a)	185,729	2,520,343
	Vail Resorts, Inc.	10,174	1,596,097
			12,318,904
	Household Durables 3.0%
¤	Universal Electronics, Inc. (a)	141,549	10,539,738

	Insurance 0.9%
	Enstar Group, Ltd. (a)	18,394	3,025,261

	Internet & Catalog Retail 1.1%
	Duluth Holdings, Inc. Class B (a)	80,116	2,123,875
	HSN, Inc.	43,758	1,741,568
			3,865,443
	Internet Software & Services 4.9%
	Cornerstone OnDemand, Inc. (a)	115,293	5,297,714
	LogMeIn, Inc.	53,329	4,820,408
	Nutanix, Inc. Class A (a)	50,000	1,850,000
	WebMD Health Corp. (a)	56,197	2,792,991
	Zillow Group, Inc. Class A (a)	74,736	2,574,655
			17,335,768
	IT Services 0.5%
	MAXIMUS, Inc.	31,346	1,772,930

	Life Sciences Tools & Services 2.4%
	PAREXEL International Corp. (a)	41,497	2,881,967
	Patheon N.V. (a)	76,163	2,256,710
	PRA Health Sciences, Inc. (a)	56,562	3,196,318
			8,334,995
	Machinery 3.3%
	Chart Industries, Inc. (a)	59,032	1,938,021
	John Bean Technologies Corp.	56,582	3,991,860
	WABCO Holdings, Inc. (a)	27,684	3,142,964
	Woodward, Inc.	40,064	2,503,199
			11,576,044
	Multiline Retail 0.5%
	Ollie's Bargain Outlet Holdings, Inc. (a)	65,533	1,717,620

	Oil, Gas & Consumable Fuels 1.7%
¤	RSP Permian, Inc. (a)	153,744	5,962,192

	Pharmaceuticals 2.3%
	Dermira, Inc. (a)	63,747	2,155,923
	Horizon Pharma PLC (a)	76,915	1,394,469
	Medicines Co. (The) (a)	43,321	1,634,935
	Prestige Brands Holdings, Inc. (a)	64,189	3,098,403
			8,283,730
	Real Estate Investment Trusts 3.7%
	CubeSmart	94,795	2,584,111
	Equity One, Inc.	113,139	3,463,185
	GEO Group, Inc. (The)	59,783	1,421,640
	Physicians Realty Trust	81,370	1,752,710
	Seritage Growth Properties Class A	74,736	3,787,620
			13,009,266
	Road & Rail 1.0%
	Landstar System, Inc.	52,990	3,607,559

	Semiconductors & Semiconductor Equipment 2.3%
	Cavium, Inc. (a)	44,838	2,609,572
	MKS Instruments, Inc.	53,159	2,643,597
	Veeco Instruments, Inc. (a)	140,583	2,759,644
			8,012,813
	Software 10.9%
	Aspen Technology, Inc. (a)	83,438	3,904,064
	Ellie Mae, Inc. (a)	20,914	2,202,244
	Gigamon, Inc. (a)	47,296	2,591,821
	Guidewire Software, Inc. (a)	84,544	5,070,949
	Imperva, Inc. (a)	81,997	4,404,059
	Paylocity Holding Corp. (a)	99,945	4,443,555
	PTC, Inc. (a)	108,982	4,828,993
	RealPage, Inc. (a)	80,515	2,069,236
	Tableau Software, Inc. Class A (a)	39,357	2,175,261
	Take-Two Interactive Software, Inc. (a)	47,005	2,118,985
	Ultimate Software Group, Inc. (The) (a)	23,598	4,823,195
			38,632,362
	Specialty Retail 5.2%
¤	Burlington Stores, Inc. (a)	66,964	5,425,423
¤	Genesco, Inc. (a)	124,476	6,778,963
	MarineMax, Inc. (a)	162,761	3,409,843
	Vitamin Shoppe, Inc. (a)	97,519	2,618,385
			18,232,614
	Textiles, Apparel & Luxury Goods 1.6%
	Sequential Brands Group, Inc. (a)	320,334	2,562,672
	Steven Madden, Ltd. (a)	93,926	3,246,082
			5,808,754
	Trading Companies & Distributors 0.5%
	Air Lease Corp.	66,662	1,905,200

	Total Common Stocks (Cost $306,748,739)		348,634,331

	Principal Amount
Short-Term Investment 1.5%
Repurchase Agreement 1.5%
Fixed Income Clearing Corp. 0.03%, dated 9/30/16 due 10/3/16 Proceeds at Maturity $5,490,856 (Collateralized by a United States Treasury Note with a rate of 1.375% and a maturity date of 8/31/20, with a Principal Amount of $5,520,000 and a Market Value of $5,602,800)	$5,490,842	5,490,842
Total Short-Term Investment (Cost $5,490,842)		5,490,842
Total Investments (Cost $312,239,581) (b)	100.3%	354,125,173
Other Assets, Less Liabilities	(0.3)	(1,130,024)
Net Assets	100.0%	$352,995,149

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	As of September 30, 2016, cost was $312,979,843 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$63,754,888
Gross unrealized depreciation	(22,609,558)
Net unrealized appreciation	$41,145,330

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$348,634,331	$—	$—	$348,634,331
Short-Term Investment
Repurchase Agreement	—	5,490,842	—	5,490,842
Total Investments in Securities	$348,634,331	$5,490,842	$—	$354,125,173

(a)	For complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2016, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Emerging Markets Equity Portfolio

Portfolio of Investments September 30, 2016 (Unaudited)

		Shares	Value
	Common Stocks 93.7% †
	Argentina 0.4%
	Pampa Energia S.A., Sponsored ADR (Electric Utilities) (a)	57,500	$1,863,000

	Brazil 4.9%
	BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros (Capital Markets)	89,200	461,065
	BTG Pactual Group (Capital Markets)	52,151	228,030
	CCR S.A. (Transportation Infrastructure)	302,000	1,573,076
	Cia de Saneamento Basico do Estado de Sao Paulo (Water Utilities)	285,000	2,645,681
	Cia de Saneamento de Minas Gerais-COPASA (Water Utilities)	38,800	390,010
	Cosan S.A. Industria e Comercio (Oil, Gas & Consumable Fuels)	96,400	1,117,797
	Equatorial Energia S.A. (Electric Utilities)	77,000	1,191,409
	JBS S.A. (Food Products)	324,400	1,179,038
	Kroton Educacional S.A. (Diversified Consumer Services)	394,100	1,792,272
	Lojas Renner S.A. (Multiline Retail)	170,000	1,279,123
	M Dias Branco S.A. (Food Products)	27,700	1,131,968
	MRV Engenharia e Participacoes S.A. (Household Durables)	197,600	725,472
	Multiplus S.A. (Media)	9,200	124,443
	QGEP Participacoes S.A. (Oil, Gas & Consumable Fuels)	113,800	162,714
	Qualicorp S.A. (Health Care Providers & Services)	164,500	970,161
	Raia Drogasil S.A. (Food & Staples Retailing)	75,000	1,528,527
	Sao Martinho S.A. (Food Products)	8,500	153,291
	Ser Educacional S.A. (Diversified Consumer Services) (b)	90,530	480,188
	SLC Agricola S.A. (Food Products)	22,900	99,003
	Smiles S.A. (Media)	26,400	438,113
	Sul America S.A. (Insurance)	82,300	410,722
	Transmissora Alianca de Energia Eletrica S.A. (Electric Utilities)	154,700	997,988
	Ultrapar Participacoes S.A. (Oil, Gas & Consumable Fuels)	55,000	1,201,759
	Vale S.A. (Metals & Mining)	180,800	990,129
			21,271,979
	Chile 0.2%
	Banco de Chile (Banks)	1,410,290	157,622
	Banco de Credito e Inversiones (Banks)	3,521	159,847
	Cencosud S.A. (Food & Staples Retailing)	126,032	377,775
	Itau CorpBanca (Banks)	26,348,901	238,077
			933,321
	China 26.9%
	361 Degrees International, Ltd. (Textiles, Apparel & Luxury Goods)	62,000	21,982
	AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)	142,000	1,427,067
	Agricultural Bank of China, Ltd. Class H (Banks)	2,198,000	940,818
	Air China, Ltd. Class H (Airlines)	778,000	522,585
¤	Alibaba Group Holding, Ltd., Sponsored ADR (Internet Software & Services) (a)	79,700	8,431,463
	Anhui Conch Cement Co., Ltd. Class H (Construction Materials)	70,000	191,777
	AVIC International Holdings, Ltd. Class H (Electronic Equipment, Instruments & Components)	176,000	99,159
	BAIC Motor Corp., Ltd. Class H (Automobiles) (b)	340,500	358,218
	Bank of China, Ltd. Class H (Banks)	2,743,000	1,251,898
	Bank of Communications Co., Ltd. Class H (Banks)	408,000	310,876
	Beijing Enterprises Holdings, Ltd. (Industrial Conglomerates) (c)	194,000	982,956
	Beijing Enterprises Water Group, Ltd. (Water Utilities) (a)	3,880,000	2,621,216
	Belle International Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	329,000	225,656
	Best Pacific International Holdings, Ltd. Class H (Textiles, Apparel & Luxury Goods)	76,000	64,571
	BYD Co., Ltd. Class H (Automobiles) (a)	530,000	3,478,031
	BYD Electronic International Co., Ltd. (Communications Equipment)	833,500	694,189
	Chaowei Power Holdings, Ltd. (Auto Components)	382,000	314,213
	China Agri-Industries Holdings, Ltd. (Food Products) (a)	788,000	284,462
	China Cinda Asset Management Co., Ltd. Class H (Capital Markets)	2,300,000	812,490
	China Communications Construction Co., Ltd. Class H (Construction & Engineering)	1,300,000	1,365,969
	China Communications Services Corp., Ltd. Class H (Diversified Telecommunication Services)	1,450,000	906,671
¤	China Construction Bank Corp. Class H (Banks)	9,367,000	6,943,975
	China Everbright Bank Co., Ltd. Class H (Banks)	681,000	316,952
	China Everbright International, Ltd. (Commercial Services & Supplies)	530,000	630,009
	China Everbright, Ltd. (Capital Markets) (c)	308,000	629,787
	China Evergrande Group (Real Estate Management & Development)	1,085,000	732,995
	China Galaxy Securities Co., Ltd. Class H (Capital Markets)	909,000	828,558
	China High Speed Transmission Equipment Group Co., Ltd. (Electrical Equipment)	777,000	786,376
	China Lodging Group, Ltd., ADR (Hotels, Restaurants & Leisure) (c)	16,600	748,494
	China Lumena New Materials Corp. (Chemicals) (a)(d)(e)	260,000	0
	China Medical System Holdings, Ltd. (Pharmaceuticals)	800,000	1,344,954
	China Merchants Bank Co., Ltd. Class H (Banks)	1,230,000	3,098,628
¤	China Mobile, Ltd. (Wireless Telecommunication Services) (c)	541,500	6,551,980
	China Overseas Land & Investment, Ltd. (Real Estate Management & Development)	340,000	1,152,854
	China Petroleum & Chemical Corp. Class H (Oil, Gas & Consumable Fuels)	5,090,000	3,707,712
	China Railway Construction Corp., Ltd. Class H (Construction & Engineering)	951,000	1,078,954
	China Resources Land, Ltd. (Real Estate Management & Development) (c)	160,000	445,568
	China Resources Power Holdings Co., Ltd. (Independent Power & Renewable Electricity Producers)	100,000	172,245
	China Shenhua Energy Co., Ltd. Class H (Oil, Gas & Consumable Fuels)	234,500	458,334
	China Southern Airlines Co., Ltd. Class H (Airlines)	910,000	510,353
	China State Construction International Holdings, Ltd. (Construction & Engineering)	1,110,000	1,459,698
	China Telecom Corp., Ltd. Class H (Diversified Telecommunication Services)	2,956,000	1,490,119
	China Vanke Co., Ltd. Class H (Real Estate Management & Development)	352,300	912,953
	China Yongda Automobiles Services Holdings, Ltd. (Specialty Retail)	250,000	114,744
	Chongqing Rural Commercial Bank Co., Ltd. Class H (Banks)	1,450,000	893,585
	CNOOC, Ltd. (Oil, Gas & Consumable Fuels)	793,000	983,531
	CSPC Pharmaceutical Group, Ltd. (Pharmaceuticals)	1,900,000	1,900,882
	Dah Chong Hong Holdings, Ltd. (Distributors)	199,000	80,304
	Dongfeng Motor Group Co., Ltd. Class H (Automobiles)	506,000	505,582
	Dongyue Group, Ltd. (Chemicals) (a)(d)(e)	686,000	121,167
	Far East Horizon, Ltd. (Diversified Financial Services)	181,000	170,816
	Fufeng Group, Ltd. (Chemicals)	412,000	190,692
	Geely Automobile Holdings, Ltd. (Automobiles)	965,000	860,941
	Great Wall Motor Co., Ltd. Class H (Automobiles)	826,500	804,507
	Guangzhou Automobile Group Co., Ltd. Class H (Automobiles)	494,000	634,983
	Guangzhou R&F Properties Co., Ltd. Class H (Real Estate Management & Development)	243,200	382,528
	Haitian International Holdings, Ltd. (Machinery)	99,000	194,773
	Harbin Electric Co., Ltd. Class H (Electrical Equipment)	158,000	75,777
	Hisense Kelon Electrical Holdings Co., Ltd. Class H (Household Durables)	285,000	263,086
	Huaneng Power International, Inc. Class H (Independent Power & Renewable Electricity Producers)	198,000	123,807
	Huaneng Renewables Corp., Ltd. Class H (Independent Power & Renewable Electricity Producers)	8,808,000	3,066,062
	Industrial & Commercial Bank of China, Ltd. Class H (Banks)	2,139,000	1,337,496
	Jiangsu Expressway Co., Ltd. Class H (Transportation Infrastructure)	424,000	586,004
	Kingboard Chemical Holdings, Ltd. (Electronic Equipment, Instruments & Components)	259,500	786,222
	Kunlun Energy Co., Ltd. (Oil, Gas & Consumable Fuels)	1,852,000	1,418,297
	Metallurgical Corp. of China, Ltd. Class H (Construction & Engineering)	1,272,000	414,904
	NetEase, Inc., ADR (Internet Software & Services) (c)	8,500	2,046,630
	NQ Mobile, Inc., ADR (Software) (a)	70,900	270,838
	PICC Property & Casualty Co., Ltd. Class H (Insurance)	418,000	691,960
¤	Ping An Insurance Group Co. of China, Ltd. Class H (Insurance) (c)	954,000	4,944,407
	Qingdao Port International Co., Ltd. (Transportation Infrastructure) (b)	178,000	105,105
	Shanghai Industrial Holdings, Ltd. (Industrial Conglomerates) (c)	174,000	500,258
	Shanghai Pharmaceuticals Holding Co., Ltd. Class H (Health Care Providers & Services)	170,800	460,229
	SINA Corp. (Internet Software & Services) (a)	8,200	605,406
	Sinopec Engineering Group Co., Ltd. Class H (Construction & Engineering)	85,500	73,524
	Sinopec Shanghai Petrochemical Co., Ltd. Class H (Chemicals)	1,804,000	909,396
	Sinopharm Group Co., Ltd. Class H (Health Care Providers & Services)	86,400	414,935
	Sunny Optical Technology Group Co., Ltd. (Electronic Equipment, Instruments & Components)	375,000	1,851,697
	TAL Education Group, ADR (Diversified Consumer Services) (a)	22,000	1,558,480
¤	Tencent Holdings, Ltd. (Internet Software & Services) (c)	598,700	16,441,016
	Tianneng Power International, Ltd. (Auto Components)	846,000	719,870
	Vipshop Holdings, Ltd., ADR (Internet & Catalog Retail) (a)	50,000	733,500
	Weichai Power Co., Ltd. Class H (Machinery)	928,000	1,244,289
	Weiqiao Textile Co., Ltd. Class H (Textiles, Apparel & Luxury Goods)	321,000	228,032
	Xingda International Holdings, Ltd. (Auto Components)	595,000	243,940
	Xinhua Winshare Publishing and Media Co., Ltd. Class H (Distributors) (a)	222,000	226,969
	Xinyi Solar Holdings, Ltd. (Semiconductors & Semiconductor Equipment) (a)	7,220,000	2,699,448
	Xtep International Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	888,500	413,528
	YY, Inc., ADR (Internet Software & Services) (a)(c)	26,200	1,395,936
	Zhongsheng Group Holdings, Ltd. (Specialty Retail)	680,500	645,722
	Zhuzhou CRRC Times Electric Co., Ltd. Class H (Electrical Equipment)	100,000	518,282
	Zijin Mining Group Co., Ltd. Class H (Metals & Mining)	2,246,000	721,023
			115,882,875
	Colombia 0.2%
	Almacenes Exito S.A. (Food & Staples Retailing)	38,622	196,904
	Grupo de Inversiones Suramericana S.A. (Diversified Financial Services)	43,277	564,649
	Interconexion Electrica S.A. ESP (Electric Utilities)	26,438	89,400
			850,953
	Egypt 0.3%
	Commercial International Bank Egypt S.A.E. (Banks)	133,651	718,679
	Talaat Moustafa Group (Real Estate Management & Development)	216,783	131,828
	Telecom Egypt Co. (Diversified Telecommunication Services)	510,180	509,034
			1,359,541
	Greece 0.3%
	Alpha Bank AE (Banks) (a)	536,411	891,814
	FF Group (Specialty Retail) (a)	4,627	114,870
	Jumbo S.A. (Specialty Retail)	8,133	101,412
	OPAP S.A. (Hotels, Restaurants & Leisure)	4,018	33,942
			1,142,038
	Hong Kong 1.3%
	China Metal Recycling Holdings, Ltd. (Metals & Mining) (a)(d)(e)	75,000	0
	China Water Affairs Group, Ltd. (Water Utilities)	182,000	117,322
	GCL-Poly Energy Holdings, Ltd. (Semiconductors & Semiconductor Equipment)	2,308,000	306,488
	Huabao International Holdings, Ltd. (Chemicals) (a)	392,000	150,606
	Ju Teng International Holdings, Ltd. (Electronic Equipment, Instruments & Components)	102,000	30,246
	Kingboard Laminates Holdings, Ltd. (Electronic Equipment, Instruments & Components)	416,000	379,723
	Man Wah Holdings, Ltd. (Household Durables)	3,340,000	2,140,142
	Nine Dragons Paper Holdings, Ltd. (Paper & Forest Products)	1,578,000	1,474,976
	Pou Sheng International Holdings, Ltd. (Specialty Retail)	1,768,000	581,249
	Real Nutriceutical Group, Ltd. (Personal Products)	734,000	61,510
	Skyworth Digital Holdings, Ltd. (Household Durables)	312,000	224,455
	Texhong Textile Group, Ltd. (Textiles, Apparel & Luxury Goods)	160,000	213,707
			5,680,424
	Hungary 0.2%
	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	11,556	715,231
	OTP Bank PLC (Banks)	9,668	253,879
	Richter Gedeon Nyrt (Pharmaceuticals)	69	1,402
			970,512
	India 9.5%
	Adani Ports & Special Economic Zone, Ltd. (Transportation Infrastructure)	320,000	1,227,996
	Ashok Leyland, Ltd. (Machinery)	50,000	60,003
	Asian Paints, Ltd. (Chemicals)	92,500	1,611,595
	Balrampur Chini Mills, Ltd. (Food Products)	470,130	760,484
	Bharat Financial Inclusion, Ltd. (Consumer Finance) (a)	170,000	2,251,006
	Bharat Petroleum Corp., Ltd. (Oil, Gas & Consumable Fuels)	390,000	3,594,232
	Chennai Petroleum Corp., Ltd. (Oil, Gas & Consumable Fuels)	149,364	648,336
	Dishman Pharmaceuticals & Chemicals, Ltd. (Life Sciences Tools & Services)	32,759	126,057
	Divi's Laboratories, Ltd. (Life Sciences Tools & Services)	97,000	1,893,962
	Eicher Motors, Ltd. (Machinery)	4,200	1,570,269
	Escorts, Ltd. (Machinery)	136,379	768,130
	Gail India, Ltd. (Gas Utilities)	27,304	153,375
	Hindalco Industries, Ltd. (Metals & Mining)	605,967	1,390,229
	Housing Development Finance Corp., Ltd. (Thrifts & Mortgage Finance)	36,961	774,388
	Indiabulls Housing Finance, Ltd. (Thrifts & Mortgage Finance)	256,816	3,189,564
	Indian Bank (Banks)	91,587	290,250
	Infosys, Ltd. (IT Services)	74,080	1,150,254
	Jain Irrigation Systems, Ltd. (Machinery)	539,884	725,332
	Jammu & Kashmir Bank, Ltd. (The) (Banks)	105,585	123,537
	JSW Steel, Ltd. (Metals & Mining)	27,790	725,011
	Karnataka Bank, Ltd. (The) (Banks)	314,562	697,583
	Karur Vysya Bank, Ltd. (The) (Banks)	9,824	69,349
	KPIT Technologies, Ltd. (Software)	71,000	132,552
	Manappuram Finance, Ltd. (Consumer Finance)	553,726	764,305
	Mangalore Refinery & Petrochemicals, Ltd. (Oil, Gas & Consumable Fuels) (a)	102,020	132,696
	Marico, Ltd. (Personal Products)	430,000	1,774,121
	Motherson Sumi Systems, Ltd. (Auto Components)	410,000	1,961,941
	Muthoot Finance, Ltd. (Consumer Finance)	85,059	447,141
	NHPC, Ltd. (Independent Power & Renewable Electricity Producers)	394,101	148,276
	NIIT Technologies, Ltd. (Software)	697	4,397
	Oil & Natural Gas Corp., Ltd. (Oil, Gas & Consumable Fuels)	240,000	926,404
	Power Finance Corp., Ltd. (Diversified Financial Services)	714,104	1,288,133
	Shree Cement, Ltd. (Construction Materials)	10,200	2,612,046
	Sintex Industries, Ltd. (Building Products)	322,376	379,608
	Tata Consultancy Services, Ltd. (IT Services)	14,542	531,226
	Tata Motors, Ltd. Class A DVR (Automobiles)	123,892	636,207
	Tata Steel, Ltd. (Metals & Mining)	123,243	695,162
	Tech Mahindra, Ltd. (IT Services)	72,360	457,168
	Union Bank of India (Banks)	333,016	687,740
	Vedanta, Ltd. (Metals & Mining)	529,359	1,371,897
	Yes Bank, Ltd. (Banks)	118,000	2,226,546
	Zensar Technologies, Ltd. (Software)	816	12,241
			40,990,749
	Indonesia 2.7%
	Bank Danamon Indonesia Tbk PT (Banks)	290,200	90,055
	Bank Negara Indonesia Persero Tbk PT (Banks)	2,350,400	999,519
	Bank Rakyat Indonesia Persero Tbk PT (Banks)	2,550,000	2,383,725
	Charoen Pokphand Indonesia Tbk PT (Food Products)	880,700	236,185
	Global Mediacom Tbk PT (Media)	1,942,800	132,487
	Indo Tambangraya Megah Tbk PT (Oil, Gas & Consumable Fuels)	37,200	31,069
	Indofood Sukses Makmur Tbk PT (Food Products)	1,847,100	1,231,306
	Matahari Department Store Tbk PT (Multiline Retail)	750,000	1,061,700
	Pembangunan Perumahan Persero Tbk PT (Construction & Engineering)	5,000,000	1,605,241
	Telekomunikasi Indonesia Persero Tbk PT (Diversified Telecommunication Services)	9,047,800	2,987,972
	Waskita Karya Persero Tbk PT (Construction & Engineering)	3,247,000	651,838
			11,411,097
	Malaysia 1.1%
	AirAsia BHD (Airlines)	1,853,000	1,250,119
	CIMB Group Holdings BHD (Banks)	538,400	613,194
	Dialog Group BHD (Construction & Engineering)	1,400,000	494,257
	My EG Services BHD (IT Services)	3,000,000	1,653,972
	Padini Holdings BHD (Specialty Retail)	290,200	199,993
	Press Metal BHD (Metals & Mining)	126,900	131,641
	Unisem M BHD (Semiconductors & Semiconductor Equipment)	265,100	161,541
	VS Industry BHD (Electronic Equipment, Instruments & Components)	312,600	104,313
			4,609,030
	Mexico 2.1%
	Alfa S.A.B. de C.V. Class A (Industrial Conglomerates)	177,200	275,993
	Arca Continental S.A.B. de C.V. (Beverages)	100	595
	Cemex SAB de CV (Construction Materials) (a)	1,000,000	793,718
	Coca-Cola Femsa S.A.B. de C.V. Series L (Beverages)	66,100	495,978
	Gentera S.A.B. de C.V. (Consumer Finance)	161,100	291,047
	Gruma S.A.B. de C.V. Class B (Food Products)	86,000	1,128,260
	Grupo Financiero Banorte S.A.B. de C.V. Class O (Banks)	310,000	1,627,401
	Grupo Financiero Santander Mexico S.A.B de C.V. Class B (Banks)	336,400	590,226
	Grupo Lala S.A.B. de C.V. (Food Products)	5,900	11,259
	Grupo Mexico S.A.B. de C.V. Series B (Metals & Mining)	395,000	966,021
	Industrias Penoles S.A.B. de C.V. (Metals & Mining)	7,825	187,254
	OHL Mexico S.A.B. de C.V. (Transportation Infrastructure) (a)	720,075	955,532
	Unifin Financiera SAPI de C.V. SOFOM ENR (Consumer Finance)	525,000	1,583,955
	Urbi Desarrollos Urbanos S.A.B. de C.V. (Household Durables) (a)(d)(e)	101,900	0
	Wal-Mart de Mexico S.A.B. de C.V. (Food & Staples Retailing)	700	1,533
			8,908,772
	Netherlands 0.2%
	Steinhoff International Holdings N.V. (Household Durables) (c)	165,789	949,005

	Peru 0.1%
	Cia de Minas Buenaventura SAA, ADR (Metals & Mining) (a)	42,000	581,280

	Philippines 0.9%
	Ayala Land, Inc. (Real Estate Management & Development)	2,000,000	1,618,724
	DMCI Holdings, Inc. (Industrial Conglomerates)	31,900	7,933
	GT Capital Holdings, Inc. (Diversified Financial Services)	50,000	1,484,689
	Metro Pacific Investments Corp. (Diversified Financial Services)	2,059,800	301,569
	Universal Robina Corp. (Food Products)	175,000	642,334
			4,055,249
	Poland 0.4%
	Bank Zachodni WBK S.A. (Banks)	1,783	145,036
	Enea S.A. (Electric Utilities) (a)	19,669	43,773
	Energa S.A. (Electric Utilities)	254,738	499,630
	Powszechna Kasa Oszczednosci Bank Polski S.A. (Banks)	44,920	306,719
	Tauron Polska Energia S.A. (Electric Utilities) (a)	1,069,416	727,132
			1,722,290
	Republic of Korea 16.5%
	BNK Financial Group, Inc. (Banks)	56,324	438,789
	Cosmax, Inc. (Personal Products)	10,500	1,444,364
	Daelim Industrial Co., Ltd. (Construction & Engineering)	19,342	1,455,897
	DGB Financial Group, Inc. (Banks)	87,674	718,842
	Dong-A Socio Holdings Co., Ltd. (Pharmaceuticals)	3,066	503,878
	Dongbu HiTek Co., Ltd. (Semiconductors & Semiconductor Equipment) (a)	8,302	134,177
	DongKook Pharmaceutical Co., Ltd. (Pharmaceuticals)	2,874	156,050
	Doosan Infracore Co., Ltd. (Machinery) (a)	90,790	650,414
	Eugene Corp. (Construction Materials)	54,414	261,361
	Eugene Technology Co., Ltd. (Semiconductors & Semiconductor Equipment)	16,049	280,513
	Hana Financial Group, Inc. (Banks)	46,911	1,186,245
	Hanjin Heavy Industries & Construction Co., Ltd. (Machinery) (a)	58,009	223,851
	Hankook Tire Co., Ltd. (Auto Components)	15,971	861,377
	Hankook Tire Worldwide Co., Ltd. (Diversified Financial Services)	10,378	216,257
	Hanon Systems (Auto Components)	128,000	1,441,140
	Hansol Chemical Co., Ltd. (Chemicals)	3,000	237,799
	Hanwha Chemical Corp. (Chemicals)	20,374	447,679
	Hanwha Corp. (Industrial Conglomerates)	40,518	1,289,468
	Hyosung Corp. (Chemicals)	5,784	682,726
	Hyundai Development Co.-Engineering & Construction (Construction & Engineering)	66,454	3,095,374
	Hyundai Engineering & Construction Co., Ltd. (Construction & Engineering)	23,264	829,084
	Hyundai Heavy Industries Co., Ltd. (Machinery) (a)	7,500	939,756
	Hyundai Marine & Fire Insurance Co., Ltd. (Insurance)	23,275	766,077
	Hyundai Mobis Co., Ltd. (Auto Components)	11,802	2,946,883
	Hyundai Motor Co. (Automobiles)	5,152	633,855
	Industrial Bank of Korea (Banks)	90,118	977,809
	KB Financial Group, Inc. (Banks)	22,221	763,667
	KB Insurance Co., Ltd. (Insurance)	24,868	615,293
	KC Tech Co., Ltd. (Semiconductors & Semiconductor Equipment)	9,899	154,145
	Kia Motors Corp. (Automobiles)	16,056	614,483
	KISCO Corp. (Metals & Mining)	2,186	81,974
	Korea Aerospace Industries, Ltd. (Aerospace & Defense)	13,000	900,622
	Korea Electric Power Corp. (Electric Utilities)	55,050	2,699,142
	Korea Zinc Co., Ltd. (Metals & Mining)	5,000	2,183,684
	KT Corp. (Diversified Telecommunication Services)	7,440	215,495
	Kumho Petrochemical Co., Ltd. (Chemicals)	30,000	1,904,027
	LG Corp. (Industrial Conglomerates)	13,179	774,215
	LG Electronics, Inc. (Household Durables)	29,611	1,287,844
	LG Uplus Corp. (Diversified Telecommunication Services)	132,790	1,416,700
	Lotte Chemical Corp. (Chemicals)	5,607	1,517,125
	LS Corp. (Electrical Equipment)	13,330	704,414
¤	NAVER Corp. (Internet Software & Services)	5,900	4,730,286
	Osstem Implant Co., Ltd. (Health Care Equipment & Supplies) (a)	18,000	996,958
	POSCO (Metals & Mining)	4,457	918,635
	Posco Daewoo Corp. (Trading Companies & Distributors)	23,244	517,073
	S-Oil Corp. (Oil, Gas & Consumable Fuels)	8,989	662,738
	Samjin Pharmaceutical Co., Ltd. (Pharmaceuticals)	7,697	225,385
¤	Samsung Electronics Co., Ltd. (Technology Hardware, Storage & Peripherals)	11,155	16,185,309
	Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	5,500	1,395,787
	Samyang Corp. (Food Products)	6,540	602,724
	Shinhan Financial Group Co., Ltd. (Banks)	31,598	1,151,913
	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	46,000	1,679,030
	SK Innovation Co., Ltd. (Oil, Gas & Consumable Fuels)	7,070	1,036,732
	SL Corp. (Auto Components)	6,655	99,400
	Songwon Industrial Co., Ltd. (Chemicals)	10,762	204,716
	Tongyang Life Insurance (Insurance)	15,742	162,230
	Vieworks Co., Ltd. (Health Care Equipment & Supplies)	11,213	661,774
	Woori Bank (Banks)	99,002	1,024,763
			70,907,948
	Russia 2.3%
	Alrosa PAO (Metals & Mining) (a)	1,250,000	1,721,872
	Gazprom PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels)	397,976	1,675,479
	Lukoil PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels)	12,257	596,793
	Megafon PJSC, GDR (Wireless Telecommunication Services)	10,250	97,888
	MMC Norilsk Nickel PJSC, ADR (Metals & Mining)	27,007	431,572
	PhosAgro PJSC, GDR (Chemicals)	7,940	102,426
	RusHydro PJSC, ADR (Electric Utilities)	74,941	89,180
	Severstal PJSC, GDR (Metals & Mining)	62,940	759,686
	Surgutneftegas OAO, Sponsored ADR (Oil, Gas & Consumable Fuels)	75,013	363,063
	Surgutneftegas OJSC, Sponsored ADR (Oil, Gas & Consumable Fuels)	103,750	499,038
	Tatneft PAO (Oil, Gas & Consumable Fuels) (a)	250,000	1,279,958
	Tatneft PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels)	11,789	362,865
	Yandex N.V. Class A (Internet Software & Services) (a)	100,000	2,105,000
			10,084,820
	South Africa 5.8%
	African Bank Investments, Ltd. (Diversified Financial Services) (a)(d)(e)	30,700	22
	African Rainbow Minerals, Ltd. (Metals & Mining)	86,572	519,653
	AngloGold Ashanti, Ltd. (Metals & Mining) (a)	78,000	1,260,391
	Astral Foods, Ltd. (Food Products)	28,101	241,129
	Barclays Africa Group, Ltd. (Banks)	101,315	1,114,853
	Bid Corp., Ltd. (Food & Staples Retailing)	88	1,662
	Capitec Bank Holdings, Ltd. (Banks)	40,500	1,895,863
	DataTec, Ltd. (Electronic Equipment, Instruments & Components)	111,817	395,199
	Exxaro Resources, Ltd. (Oil, Gas & Consumable Fuels)	54,882	338,391
	FirstRand, Ltd. (Diversified Financial Services)	894,102	3,094,906
	Fortress Income Fund, Ltd. Class A (Real Estate Investment Trusts)	24,357	28,843
	Foschini Group, Ltd. (The) (Specialty Retail)	22,917	232,969
	Gold Fields, Ltd. (Metals & Mining)	53,088	259,202
	Harmony Gold Mining Co., Ltd. (Metals & Mining)	70,240	248,252
	Imperial Holdings, Ltd. (Distributors)	115,413	1,405,478
	Kumba Iron Ore, Ltd. (Metals & Mining) (a)	42,401	382,961
	Liberty Holdings, Ltd. (Insurance)	121,237	1,030,238
	MMI Holdings, Ltd. (Insurance)	259,496	423,590
¤	Naspers, Ltd. Class N (Media)	31,000	5,365,773
	Nedbank Group, Ltd. (Banks)	66,126	1,071,460
	Peregrine Holdings, Ltd. (Capital Markets)	26,709	55,647
	RMB Holdings, Ltd. (Diversified Financial Services)	186,794	799,447
	Sappi, Ltd. (Paper & Forest Products) (a)	143,043	740,102
	Sasol, Ltd. (Oil, Gas & Consumable Fuels)	8,000	219,202
	Sibanye Gold, Ltd. (Metals & Mining)	302,505	1,090,319
	Standard Bank Group, Ltd. (Banks)	2,391	24,510
	Telkom S.A. SOC, Ltd. (Diversified Telecommunication Services)	208,156	917,570
	Tiger Brands, Ltd. (Food Products)	44,879	1,243,563
	Tsogo Sun Holdings, Ltd. (Hotels, Restaurants & Leisure)	150,067	340,542
			24,741,737
	Taiwan 11.2%
	Accton Technology Corp. (Communications Equipment)	467,000	727,045
	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	321,000	385,051
	Advantech Co., Ltd. (Technology Hardware, Storage & Peripherals)	85,000	729,451
	AmTRAN Technology Co., Ltd. (Household Durables)	961,000	738,865
	Basso Industry Corp. (Household Durables)	217,000	688,823
	Chaun-Choung Technology Corp. (Electronic Equipment, Instruments & Components)	131,000	693,752
	China Metal Products Co., Ltd. (Metals & Mining)	138,000	134,278
	Coretronic Corp. (Electronic Equipment, Instruments & Components)	76,000	82,557
	CTBC Financial Holding Co., Ltd. (Banks)	1,107,379	642,973
	E.Sun Financial Holding Co., Ltd. (Banks)	3,300,867	1,879,711
	Ennoconn Corp. (Technology Hardware, Storage & Peripherals)	121,568	2,028,363
	First Financial Holding Co., Ltd. (Banks)	1,794,000	952,931
	Formosa Taffeta Co., Ltd. (Textiles, Apparel & Luxury Goods)	312,000	295,621
	Fubon Financial Holding Co., Ltd. (Diversified Financial Services)	454,462	671,280
	Grape King Bio, Ltd. (Personal Products)	250,000	2,073,663
	Highwealth Construction Corp. (Real Estate Management & Development)	127,100	196,658
	Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)	317,625	800,510
	Hota Industrial Manufacturing Co., Ltd. (Auto Components)	330,000	1,605,494
	Inventec Corp. (Technology Hardware, Storage & Peripherals)	246,000	200,909
	King Yuan Electronics Co., Ltd. (Semiconductors & Semiconductor Equipment)	579,000	514,433
	King's Town Bank Co., Ltd. (Banks)	140,000	118,135
	Largan Precision Co., Ltd. (Electronic Equipment, Instruments & Components)	12,500	1,507,393
	LCY Chemical Corp. (Chemicals)	191,000	234,290
	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	661,284	951,457
	Mega Financial Holding Co., Ltd. (Banks)	251,137	176,662
	Merry Electronics Co., Ltd. (Electronic Equipment, Instruments & Components)	199,000	780,878
	Micro-Star International Co., Ltd. (Technology Hardware, Storage & Peripherals)	146,000	379,608
	Nanya Technology Corp. (Semiconductors & Semiconductor Equipment)	63,000	78,887
	Pchome Online, Inc. (Internet Software & Services)	116,524	1,371,723
	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	450,000	1,157,104
	Phison Electronics Corp. (Semiconductors & Semiconductor Equipment)	121,000	918,728
	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	937,000	1,318,266
	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	541,000	1,403,178
	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	346,000	1,136,942
	Rechi Precision Co., Ltd. (Machinery)	266,000	322,471
	Ruentex Industries, Ltd. (Textiles, Apparel & Luxury Goods)	52,000	83,610
	Taishin Financial Holding Co., Ltd. (Banks)	1,587,000	589,831
	Taiwan Business Bank (Banks)	497,700	126,547
¤	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)	2,327,000	13,548,276
	Tong Yang Industry Co., Ltd. (Auto Components)	344,000	816,500
	Tung Thih Electronic Co., Ltd. (Auto Components)	82,000	1,148,426
	Uni-President Enterprises Corp. (Food Products)	512,000	960,444
	United Integrated Services Co., Ltd. (Construction & Engineering)	76,000	115,532
	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	116,000	216,860
	Walsin Technology Corp. (Electronic Equipment, Instruments & Components)	524,475	639,165
	Wistron Corp. (Technology Hardware, Storage & Peripherals)	1,293,088	961,189
	WPG Holdings, Ltd. (Electronic Equipment, Instruments & Components)	59,000	69,831
	WT Microelectronics Co., Ltd. (Electronic Equipment, Instruments & Components)	186,000	255,453
	Yageo Corp. (Electronic Equipment, Instruments & Components) (d)	64,022	132,964
	Yuanta Financial Holding Co., Ltd. (Capital Markets)	1,563,000	558,473
			48,121,191
	Thailand 3.7%
	Advanced Info Service PCL, NVDR (Wireless Telecommunication Services)	117,700	543,492
	Bangkok Chain Hospital PCL, NVDR (Health Care Providers & Services)	678,300	236,867
	Banpu PCL, NVDR (Oil, Gas & Consumable Fuels)	255,300	115,677
	Beauty Community PCL, NVDR (Specialty Retail)	1,996,100	547,271
	Charoen Pokphand Foods PCL, NVDR (Food Products)	1,509,200	1,382,889
	CP ALL PCL, NVDR (Food & Staples Retailing)	1,470,000	2,609,091
	Electricity Generating PCL, NVDR (Independent Power & Renewable Electricity Producers)	99,200	568,289
	Home Product Center PCL, NVDR (Specialty Retail)	787,300	227,215
	IRPC PCL, NVDR (Oil, Gas & Consumable Fuels)	4,993,500	703,269
	Kasikornbank PCL (Banks)	50,000	270,563
	Kasikornbank PCL, NVDR (Banks)	150,000	811,688
	KCE Electronics PCL, NVDR (Electronic Equipment, Instruments & Components)	300,000	917,749
	Kiatnakin Bank PCL, NVDR (Banks)	415,600	635,694
	Krung Thai Bank PCL, NVDR (Banks)	1,829,900	929,473
	PTT Exploration & Production PCL, NVDR (Oil, Gas & Consumable Fuels)	273,800	640,052
	PTT Global Chemical PCL, NVDR (Chemicals)	43,800	74,264
	PTT PCL, NVDR (Oil, Gas & Consumable Fuels)	155,200	1,518,407
	Siam Cement PCL, NVDR (The) (Construction Materials)	100,000	1,489,178
	Srisawad Power 1979 PCL, NVDR (Consumer Finance)	811,250	842,857
	Thai Oil PCL, NVDR (Oil, Gas & Consumable Fuels)	52,400	103,590
	Thai Union Group PCL, NVDR (Food Products)	592,700	366,054
	Thai Vegetable Oil PCL, NVDR (Food Products)	91,800	80,805
	Tisco Financial Group PCL, NVDR (Banks)	115,200	174,546
			15,788,980
	Turkey 1.8%
	Arcelik A.S. (Household Durables)	22,824	160,628
	Gentas Genel Metal Sanayi ve Ticaret A.S. (Commercial Services & Supplies)	42,325	17,912
	Haci Omer Sabanci Holding A.S. (Diversified Financial Services)	47,154	145,972
	KOC Holding AS (Industrial Conglomerates)	350,000	1,503,332
	Petkim Petrokimya Holding AS (Chemicals)	483,886	733,649
	Tekfen Holding A.S. (Construction & Engineering)	308,601	793,869
	Turkiye Garanti Bankasi A.S. (Banks)	633,593	1,678,462
	Turkiye Halk Bankasi A.S. (Banks)	168,319	511,519
	Turkiye Is Bankasi Class C (Banks)	281,283	445,216
	Turkiye Sise ve Cam Fabrikalari A.S. (Industrial Conglomerates)	768,593	814,437
	Turkiye Vakiflar Bankasi TAO Class D (Banks)	323,625	494,981
	Yapi ve Kredi Bankasi A.S. (Banks) (a)	361,416	441,985
			7,741,962
	Ukraine 0.1%
	Kernel Holding S.A. (Food Products)	37,827	584,830

	United Arab Emirates 0.5%
	NMC Health PLC (Health Care Providers & Services)	122,000	2,166,384

	United States 0.1%
	Luxoft Holding, Inc. (IT Services) (a)	7,500	396,375

	Total Common Stocks (Cost $363,655,659)		403,716,342

	Preferred Stocks 5.6%
	Brazil 4.0%
	Banco ABC Brasil S.A. 7.10% (Banks)	91,400	379,411
	Banco Bradesco S.A. 4.68% (Banks)	75,482	688,637
	Banco do Estado do Rio Grande do Sul S.A. Class B 8.07% (Banks)	200,000	643,267
	Bradespar S.A. 0.00% (Metals & Mining)	156,800	470,571
	Braskem S.A. Class A 6.73% (Chemicals)	150,300	1,160,473
	Cia Energetica de Minas Gerais 5.73% (Electric Utilities)	393,800	1,038,945
	Cia Paranaense de Energia Class B 3.64% (Electric Utilities)	101,400	1,048,562
¤	Itau Unibanco Holding S.A. 4.05% (Banks)	433,800	4,737,966
	Petroleo Brasileiro S.A. 0.00% (Oil, Gas & Consumable Fuels) (a)	820,000	3,421,552
	Telefonica Brasil S.A. 4.53% (Diversified Telecommunication Services)	47,700	688,626
	Vale S.A. 2.76% (Metals & Mining)	623,100	2,950,583
			17,228,593
	Chile 0.0%‡
	Embotelladora Andina S.A. Class B 2.78% (Beverages)	362	1,384

	Colombia 0.3%
	Banco Davivienda S.A. 1.46% (Banks)	18,002	184,181
	Bancolombia S.A. 3.31% (Banks)	104,618	1,013,761
	Grupo Aval Acciones y Valores S.A. 5.02% (Banks)	509,243	222,535
	Grupo de Inversiones Suramericana S.A. 1.12% (Diversified Financial Services)	5,490	71,020
			1,491,497
	Republic of Korea 1.3%
	Amorepacific Corp. 0.57% (Personal Products)	6,400	1,231,943
	Hyundai Motor Co. 3.14% (Automobiles)	11,032	1,056,772
	Hyundai Motor Co. 3.24% (Automobiles)	7,179	655,096
	LG Chem, Ltd. 2.53% (Chemicals)	10,000	1,493,621
	LG Household & Health Care, Ltd. 1.17% (Personal Products)	60	28,056
¤	Samsung Electronics Co., Ltd. 1.69% (Technology Hardware, Storage & Peripherals)	873	1,022,536
			5,488,024
	Total Preferred Stocks (Cost $19,845,804)		24,209,498
		Number of Warrants
	Warrants 0.0%‡
	Hong Kong 0.0%‡
	Ju Teng International Holdings, Ltd. Expires 10/14/16 (Electronic Equipment, Instruments & Components) (a)(e)	20,750	13

	Total Warrants (Cost $0)		13

	Principal Amount
Short-Term Investment 0.6%
Repurchase Agreement 0.6%
Fixed Income Clearing Corp. 0.03%, dated 9/30/16 due 10/3/16 Proceeds at Maturity $2,446,842 (Collateralized by a United States Treasury Note with a rate of 1.375% and a maturity date of 9/30/20, with a Principal Amount of $2,465,000 and a Market Value of $2,498,894) (Capital Markets)	$2,446,836	2,446,836
Total Short-Term Investment (Cost $2,446,836)		2,446,836
Total Investments, Before Investments Sold Short (g) (Cost $385,948,299)	99.9%	430,372,689

	Shares
Investment Sold Short (0.7%)
Exchange-Traded Fund Sold Short (0.7%) (f)
United States (0.7%)
iShares MSCI Emerging Markets ETF (Capital Markets)	(75,323)	(2,820,846)
Total Exchange-Traded Funds Sold Short (Proceeds $2,825,055)		(2,820,846)
Total Investments, Net of Investments Sold Short (Cost $383,123,244)	99.2	427,551,843
Other Assets, Less Liabilities	0.8	3,270,557
Net Assets	100.0%	$430,822,400

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Security, or a portion thereof, was maintained in a segregated account at the Portfolio's custodian as collateral for securities Sold Short.
(d)	Illiquid security - As of September 30, 2016, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $254,153, which represented 0.1% of the Portfolio's net assets.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2016, the total market value of these securities was $121,202, which represented less than one-tenth of a percent of the Portfolio's net assets.
(f)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(g)	As of September 30, 2016, cost was $390,343,075 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$55,091,894
Gross unrealized depreciation	(15,062,280)
Net unrealized appreciation	$40,029,614

Total Return Equity Swap Contracts
Open OTC total return equity swap contracts as of September 30, 2016 were as follows:

Counterparty	Reference Obligation	Rate (Paid) by the Portfolio	Termination Date	Shares Long/ (Short)	Notional Amount Long/ (Short) (000)*	Unrealized Appreciation
Brazil
Deutsche Bank	Ambev S.A.	1 Month LIBOR BBA plus 0.75%	3/3/2017	38,600	$182	$55,501
Deutsche Bank	Embraer S.A.	1 Month LIBOR BBA minus 0.75%	3/3/2017	(131,500)	(635)	60,865
Deutsche Bank	Itau Unibanco Holding S.A.	1 Month LIBOR BBA plus 0.75%	3/3/2017	91,300	788	195,976
Deutsche Bank	Kroton Educacional S.A.	1 Month LIBOR BBA plus 0.75%	9/27/2017	228,000	743	282,885
Deutsche Bank	Smiles S.A.	1 Month LIBOR BBA plus 0.75%	3/3/2017	19,200	134	186,483
Chile
Deutsche Bank	Cencosud S.A.	1 Month LIBOR BBA plus 0.60%	6/21/2017	353,967	983	82,447
China
Deutsche Bank	China Construction Bank Corp.	1 Month LIBOR BBA plus 0.50%	3/1/2017	1,623,000	1,132	70,718
Deutsche Bank	China International Marine Containers Group Co., Ltd.	1 Month LIBOR BBA minus 4.75%	3/1/2017	(111,500)	(138)	7,081
Deutsche Bank	China Molybdenum Co., Ltd.	1 Month LIBOR BBA minus 2.50%	3/1/2017	(2,373,000)	(517)	30,648
Deutsche Bank	CSSC Offshore and Marine Engineering Group Co., Ltd.	1 Month LIBOR BBA minus 10.50%	3/1/2017	(244,000)	(536)	158,922
Deutsche Bank	Dalian Port PDA Co., Ltd.	1 Month LIBOR BBA minus 6.50%	3/1/2017	(1,067,400)	(197)	12,363
Deutsche Bank	Dongfang Electric Corp., Ltd.	1 Month LIBOR BBA minus 2.00%	3/1/2017	(191,000)	(245)	94,302
Deutsche Bank	Dongjiang Environmental Co., Ltd.	1 Month LIBOR BBA minus 7.00%	3/1/2017	(120,000)	(203)	8,794
Deutsche Bank	First Tractor Co., Ltd.	1 Month LIBOR BBA minus 1.75%	3/1/2017	(128,000)	(73)	3,830
Deutsche Bank	Nanjing Panda Electronics Co., Ltd.	1 Month LIBOR BBA minus 2.00%	3/1/2017	(264,000)	(282)	5,989
Deutsche Bank	Ping An Insurance Group Co of China, Ltd.	1 Month LIBOR BBA plus 0.50%	3/1/2017	370,000	1,883	35,067
Deutsche Bank	Sinopec Oilfield Service Corp.	1 Month LIBOR BBA minus 6.00%	3/1/2017	(1,026,000)	(363)	165,634
Deutsche Bank	Zhuzhou CRRC Times Electric Co., Ltd.	1 Month LIBOR BBA minus 0.50%	3/1/2017	(110,000)	(607)	37,405
Greece
Deutsche Bank	Eurobank Ergasias S.A.	1 Month LIBOR BBA minus 12.00%	7/28/2017	(216,405)	(125)	1,579
Hong Kong
Deutsche Bank	Brilliance China Automotive Holdings, Ltd.	1 Month LIBOR BBA minus 0.50%	3/1/2017	(522,000)	(601)	15,887
Deutsche Bank	CAR, Inc.	1 Month LIBOR BBA minus 10.75%	3/1/2017	(590,000)	(629)	18,085
Deutsche Bank	Chiho-Tiande Group, Ltd.	1 Month LIBOR BBA minus 5.25%	3/1/2017	(100,000)	(74)	1,818
Deutsche Bank	China Electronics Corp Holdings Co., Ltd.	1 Month LIBOR BBA minus 6.50%	3/1/2017	(448,000)	(114)	7,606
Deutsche Bank	China Lilang, Ltd.	1 Month LIBOR BBA minus 1.25%	3/1/2017	(83,000)	(48)	1,327
Deutsche Bank	China State Construction International Holdings, Ltd.	1 Month LIBOR BBA minus 0.50%	3/1/2017	(500,000)	(674)	16,397
Deutsche Bank	China Taiping Insurance Holdings Co., Ltd.	1 Month LIBOR BBA minus 0.50%	3/1/2017	(157,800)	(335)	23,883
Deutsche Bank	China Travel International Investment Hong Kong, Ltd.	1 Month LIBOR BBA minus 1.25%	3/1/2017	(1,474,000)	(436)	9,955
Deutsche Bank	CIMC Enric Holdings, Ltd.	1 Month LIBOR BBA minus 2.75%	3/1/2017	(272,000)	(119)	1,408
Deutsche Bank	Cosmo Lady China Holdings Co., Ltd.	1 Month LIBOR BBA minus 5.75%	3/1/2017	(483,000)	(259)	59,450
Deutsche Bank	Fu Shou Yuan International Group, Ltd.	1 Month LIBOR BBA minus 4.75%	3/1/2017	(294,000)	(181)	11,569
Deutsche Bank	Geely Automobile Holdings, Ltd.	1 Month LIBOR BBA plus 0.50%	3/1/2017	775,000	663	28,271
Deutsche Bank	Goodbaby International Holdings, Ltd.	1 Month LIBOR BBA minus 2.25%	3/1/2017	(166,000)	(86)	119
Deutsche Bank	Haier Electronics Group Co., Ltd.	1 Month LIBOR BBA minus 0.50%	3/1/2017	(237,000)	(406)	14,657
Deutsche Bank	HC International, Inc.	1 Month LIBOR BBA minus 8.75%	3/1/2017	(572,000)	(441)	16,514
Deutsche Bank	Sinopec Kantons Holdings, Ltd.	1 Month LIBOR BBA minus 3.75%	3/1/2017	(506,000)	(258)	19,584
Deutsche Bank	Sinosoft Technology Group, Ltd.	1 Month LIBOR BBA minus 9.00%	3/1/2017	(238,000)	(115)	54
Deutsche Bank	Tencent Holdings, Ltd.	1 Month LIBOR BBA plus 0.50%	3/1/2017	127,700	3,015	476,223
Deutsche Bank	Uni-President China Holdings, Ltd.	1 Month LIBOR BBA minus 1.50%	3/1/2017	(447,000)	(340)	22,973
Hungary
Deutsche Bank	OTP Bank PLC	1 Month LIBOR BBA plus 0.90%	10/24/2016	33,808	709	178,105
India
Deutsche Bank	HCL Technologies, Ltd.	1 Month LIBOR BBA plus 0.80%	6/21/2017	138,493	1,627	36,484
Deutsche Bank	Vedanta, Ltd.	1 Month LIBOR BBA plus 0.80%	6/21/2017	20,471	51	1,707
Indonesia
Deutsche Bank	AKR Corporindo Tbk PT	1 Month LIBOR BBA minus 4.25%	3/9/2017	(867,000)	(441)	12,763
Malaysia
Deutsche Bank	Lafarge Malaysia Bhd	1 Month LIBOR BBA minus 6.75%	3/9/2017	(33,100)	(65)	1,284
Mexico
Deutsche Bank	Axtel S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00%	12/28/2016	(207,500)	(50)	1,995
Deutsche Bank	Fomento Economico Mexicano S.A.B. de C.V.	1 Month LIBOR BBA plus 0.50%	3/23/2017	233,300	2,110	57,654
Deutsche Bank	Infraestructura Energetica Nova S.A.B. de C.V.	1 Month LIBOR BBA minus 2.25%	3/23/2017	(14,900)	(61)	2,517
Deutsche Bank	OHL Mexico S.A.B. de C.V.	1 Month LIBOR BBA plus 0.50%	3/23/2017	223,800	274	24,193
Deutsche Bank	Telesites S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00%	12/28/2016	(204,400)	(118)	1,701
Peru
Deutsche Bank	Cia de Minas Buenaventura S.A.A.	1 Month LIBOR BBA plus 0.40%	12/23/2016	11,000	121	31,594
Philippines
Deutsche Bank	Xurpas, Inc.	1 Month LIBOR BBA minus 4.25%	6/21/2017	(162,700)	(56)	7,647
Poland
Deutsche Bank	Alior Bank S.A.	1 Month LIBOR BBA minus 3.25%	9/7/2017	(12,678)	(162,925)	8,474
Deutsche Bank	CD Projekt S.A.	1 Month LIBOR BBA minus 2.50%	3/22/2017	(31,475)	(334)	5,943
Deutsche Bank	Cyfrowy Polsat S.A.	1 Month LIBOR BBA plus 0.90%	3/22/2017	6,243	32	8,116
Deutsche Bank	Eurocash S.A.	1 Month LIBOR BBA minus 2.50%	3/22/2017	(25,145)	(281)	1,311
Deutsche Bank	Getin Noble Bank S.A.	1 Month LIBOR BBA minus 7.75%	3/22/2017	(71,162)	(17)	8,257
Deutsche Bank	Grupa Azoty S.A.	1 Month LIBOR BBA minus 2.50%	3/22/2017	(5,904)	(101)	6,265
Deutsche Bank	LPP S.A.	1 Month LIBOR BBA minus 5.75%	3/22/2017	(592)	(937)	313,094
Deutsche Bank	PKP Cargo S.A.	1 Month LIBOR BBA minus 2.50%	3/22/2017	(7,995)	(86)	6,123
Republic of Korea
Deutsche Bank	Boditech Med, Inc.	1 Month LIBOR BBA minus 5.25%	3/9/2017	(9,107)	(231)	15,984
Deutsche Bank	CJ CGV Co., Ltd.	1 Month LIBOR BBA minus 6.00%	3/9/2017	(8,438)	(650)	8,760
Deutsche Bank	Eo Technics Co., Ltd.	1 Month LIBOR BBA minus 9.75%	3/9/2017	(5,000)	(315)	19,955
Deutsche Bank	Hana Tour Service, Inc.	1 Month LIBOR BBA minus 8.00%	3/9/2017	(10,136)	(652)	10,039
Deutsche Bank	Hanjin Shipping Co., Ltd.	1 Month LIBOR BBA minus 12.00%	3/9/2017	(90,236)	(248)	152,029
Deutsche Bank	Hansae Co., Ltd.	1 Month LIBOR BBA minus 5.00%	3/9/2017	(27,197)	(703)	40,817
Deutsche Bank	Hyundai Engineering & Construction Co., Ltd.	1 Month LIBOR BBA plus 0.55%	3/2/2017	16,371	483	100,192
Deutsche Bank	Hyundai Livart Furniture Co., Ltd.	1 Month LIBOR BBA minus 6.00%	3/9/2017	(5,103)	(115)	2,282
Deutsche Bank	JVM Co., Ltd.	1 Month LIBOR BBA minus 6.00%	3/9/2017	(2,680)	(144)	4,370
Deutsche Bank	KEPCO Plant Service & Engineering Co., Ltd.	1 Month LIBOR BBA minus 0.65%	3/9/2017	(10,666)	(592)	33,128
Deutsche Bank	Kolmar BNH Co., Ltd.	1 Month LIBOR BBA minus 8.75%	3/9/2017	(1,245)	(40)	4,008
Deutsche Bank	LOTTE Fine Chemical Co., Ltd.	1 Month LIBOR BBA minus 2.00%	3/9/2017	(5,449)	(162)	6,174
Deutsche Bank	Muhak Co., Ltd.	1 Month LIBOR BBA minus 3.75%	3/9/2017	(12,428)	(271)	1,712
Deutsche Bank	Samkwang Glass	1 Month LIBOR BBA minus 6.50%	3/9/2017	(1,062)	(77)	7,347
Deutsche Bank	Samsung Electronics Co., Ltd.	1 Month LIBOR BBA plus 0.55%	3/2/2017	3,035	3,121	929,750
Deutsche Bank	Shinsegae International, Inc.	1 Month LIBOR BBA minus 7.25%	3/9/2017	(4,575)	(340)	9,554
Deutsche Bank	SK Innovation Co., Ltd.	1 Month LIBOR BBA plus 0.55%	3/2/2017	5,469	747	56,663
Deutsche Bank	S-Oil Corp.	1 Month LIBOR BBA plus 0.55%	3/2/2017	12,126	805	90,242
Deutsche Bank	Yuhan Corp.	1 Month LIBOR BBA plus 0.55%	3/2/2017	256	65	57
Russia
Deutsche Bank	Gazprom PJSC	1 Month LIBOR BBA plus 0.45%	3/20/2017	388,705	1,611	25,156
Deutsche Bank	Lukoil PJSC	1 Month LIBOR BBA plus 0.45%	3/20/2017	32,186	1,347	205,369
Singapore
Deutsche Bank	Technovator International, Ltd.	1 Month LIBOR BBA minus 2.75%	3/1/2017	(168,000)	(101)	32,965
South Africa
Deutsche Bank	FirstRand, Ltd.	1 Month LIBOR BBA plus 0.80%	3/9/2017	441,015	1,433	95,267
Deutsche Bank	Grindrod, Ltd.	1 Month LIBOR BBA minus 0.80%	3/9/2017	(400,865)	(345)	8,426
Deutsche Bank	Naspers, Ltd.	1 Month LIBOR BBA plus 0.80%	3/9/2017	22,489	3,110	773,340
Deutsche Bank	Shoprite Holdings, Ltd.	1 Month LIBOR BBA plus 0.80%	3/9/2017	118,291	1,504	146,010
Taiwan
Deutsche Bank	Advanced Semiconductor Engineering, Inc.	1 Month LIBOR BBA plus 0.55%	3/9/2017	831,000	965	31,968
Deutsche Bank	China Steel Chemical Corp.	1 Month LIBOR BBA minus 6.25%	3/9/2017	(75,000)	(248)	275
Deutsche Bank	Epistar Corp.	1 Month LIBOR BBA minus 5.75%	3/9/2017	(795,000)	(604)	3,220
Deutsche Bank	Evergreen Marine Corp Taiwan, Ltd.	1 Month LIBOR BBA minus 6.00%	3/9/2017	(403,000)	(156)	174
Deutsche Bank	Hon Hai Precision Industry Co., Ltd.	1 Month LIBOR BBA plus 0.55%	3/9/2017	74,115	2	185,153
Deutsche Bank	Hota Industrial Manufacturing Co., Ltd.	1 Month LIBOR BBA minus 6.25%	3/9/2017	(46,000)	(227)	2,976
Deutsche Bank	International Games System Co., Ltd.	1 Month LIBOR BBA minus 4.50%	3/9/2017	(27,000)	(245)	64,849
Deutsche Bank	Kingpak Technology, Inc.	1 Month LIBOR BBA minus 4.50%	3/9/2017	(80,000)	(560)	134,779
Deutsche Bank	Oriental Union Chemical Corp.	1 Month LIBOR BBA minus 5.00%	3/9/2017	(121,000)	(86)	10,100
Deutsche Bank	Taiwan Semiconductor Manufacturing Co., Ltd.	1 Month LIBOR BBA plus 0.55%	3/9/2017	735,000	3,243	1,021,588
Thailand
Deutsche Bank	BEC World PCL	1 Month LIBOR BBA minus 5.00%	6/7/2017	(30,700)	(21)	1,358
Deutsche Bank	Charoen Pokphand Foods PCL	1 Month LIBOR BBA plus 0.75%	6/7/2017	53,200	43	6,056
Deutsche Bank	PTT PCL	1 Month LIBOR BBA plus 0.75%	6/7/2017	33,000	311	12,254
Turkey
Deutsche Bank	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	1 Month LIBOR BBA minus 1.00%	3/22/2017	(72,290)	(495)	56,632
Deutsche Bank	BIM Birlesik Magazalar A.S.	1 Month LIBOR BBA minus 2.50%	3/22/2017	(20,136)	(346)	9,739
Deutsche Bank	Coca-Cola Icecek A.S.	1 Month LIBOR BBA minus 5.00%	3/22/2017	(32,302)	(403)	9,709
Deutsche Bank	Tupras Turkiye Petrol Rafinerileri A.S.	1 Month LIBOR BBA minus 2.50%	3/22/2017	(31,007)	(597)	10,279
United States
Deutsche Bank	21Vianet Group, Inc.	U.S. Overnight Bank Funding Rate minus 0.40%	3/23/2017	(66,000)	(567)	42,637
Deutsche Bank	Alibaba Group Holding, Ltd.	1 Month LIBOR BBA plus 0.40%	12/23/2016	46,300	3,859	1,024,048
Deutsche Bank	Cheetah Mobile, Inc.	U.S. Overnight Bank Funding Rate minus 0.40%	3/23/2017	(10,000)	(126)	1,655
Deutsche Bank	CN Insurance,, Inc.	U.S. Overnight Bank Funding Rate minus 0.40%	3/23/2017	(10,900)	(89)	5,373
Deutsche Bank	eHi Car Services, Ltd.	U.S. Overnight Bank Funding Rate minus 5.00%	3/23/2017	(16,400)	(169)	674
Deutsche Bank	Fang Holdings, Ltd.	U.S. Overnight Bank Funding Rate minus 0.40%	3/23/2017	(140,900)	(694)	61,476
Deutsche Bank	iKang Healthcare Group, Inc.	U.S. Overnight Bank Funding Rate minus 0.40%	3/23/2017	(13,100)	(239)	1,875
Deutsche Bank	JA Solar Holdings Co., Ltd.	U.S. Overnight Bank Funding Rate minus 0.40%	3/23/2017	(37,400)	(253)	28,079
Deutsche Bank	NetEase, Inc.	1 Month LIBOR BBA plus 0.40%	12/23/2016	1,300	213	100,416
Deutsche Bank	Trina Solar, Ltd.	U.S. Overnight Bank Funding Rate minus 0.40%	3/23/2017	(60,400)	(634)	15,734
					$(148,945)	$8,580,168

Counterparty	Reference Obligation	Rate (Paid) by the Portfolio	Termination Date	Shares Long/ (Short)	Notional Amount Long/ (Short) (000)*	Unrealized Depreciation
Brazil
Deutsche Bank	AES Tiete Energia S.A.	1 Month LIBOR BBA minus 0.75%	3/3/2017	(25)	$- **	$(26)
Deutsche Bank	Arezzo Industria e Comercio S.A.	1 Month LIBOR BBA minus 7.40%	3/3/2017	(60,300)	(348)	(142,008)
Deutsche Bank	B2W Cia Digital	1 Month LIBOR BBA minus 40.00%	3/3/2017	(96,300)	(276)	(200,604)
Deutsche Bank	Cia Brasileira de Distribuicao	1 Month LIBOR BBA minus 0.75%	3/3/2017	(39,600)	(613)	(41,645)
Deutsche Bank	Duratex S.A.	1 Month LIBOR BBA minus 4.25%	3/3/2017	(111,900)	(236)	(61,262)
Deutsche Bank	Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	1 Month LIBOR BBA minus 4.00%	3/3/2017	(161,000)	(321)	(207,574)
Deutsche Bank	Iochpe Maxion S.A.	1 Month LIBOR BBA minus 0.75%	3/3/2017	(100,600)	(460)	(83,986)
Deutsche Bank	Klabin S.A.	1 Month LIBOR BBA minus 2.00%	3/3/2017	(116,400)	(557)	(56,425)
Deutsche Bank	Light S.A.	1 Month LIBOR BBA minus 0.75%	3/3/2017	(125,500)	(389)	(225,936)
Deutsche Bank	Linx S.A.	1 Month LIBOR BBA minus 10.00%	3/3/2017	(119,100)	(470)	(246,346)
Deutsche Bank	Lojas Americanas S.A.	1 Month LIBOR BBA minus 2.00%	3/3/2017	(142,480)	(592)	(38,678)
Deutsche Bank	Marfrig Global Foods S.A.	1 Month LIBOR BBA minus 4.50%	3/3/2017	(233,500)	(353)	(23,912)
Deutsche Bank	Minerva S.A.	1 Month LIBOR BBA minus 5.50%	3/3/2017	(70,700)	(207)	(4,282)
Deutsche Bank	Rumo Logistica Operadora Multimodal S.A.	1 Month LIBOR BBA minus 0.75%	3/3/2017	(145,100)	(268)	(14,978)
Deutsche Bank	Ultrapar Participacoes S.A.	1 Month LIBOR BBA minus 1.25%	3/3/2017	(28,500)	(625)	(5,626)
Deutsche Bank	Usinas Siderurgicas de Minas Gerais S.A.	1 Month LIBOR BBA minus 6.00%	3/3/2017	(505,198)	(268)	(282,390)
Deutsche Bank	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	1 Month LIBOR BBA minus 0.75%	3/3/2017	(61,400)	(507)	(72,799)
Deutsche Bank	WEG S.A.	1 Month LIBOR BBA minus 1.25%	3/3/2017	(27,000)	(102)	(45,543)
China
Deutsche Bank	500.com, Ltd.	U.S. Overnight Bank Funding Rate minus 2.00%	3/23/2017	(34,000)	(577)	(22,553)
Deutsche Bank	51job, Inc.	U.S. Overnight Bank Funding Rate minus 0.40%	3/23/2017	(9,800)	(280)	(46,856)
Deutsche Bank	58.com, Inc.	U.S. Overnight Bank Funding Rate minus 0.40%	3/23/2017	(12,900)	(601)	(13,931)
Deutsche Bank	Aluminum Corp. of China, Ltd.	1 Month LIBOR BBA minus 7.25%	3/1/2017	(488,000)	(166)	(10,332)
Deutsche Bank	Baidu, Inc.	1 Month LIBOR BBA plus 0.40%	12/23/2016	7,100	1,294	(925)
Deutsche Bank	CGN Power Co., Ltd.	1 Month LIBOR BBA minus 0.50%	3/1/2017	(1,971,000)	(577)	(4,763)
Deutsche Bank	China Galaxy Securities Co., Ltd.	1 Month LIBOR BBA plus 0.50%	3/1/2017	479,500	473	(35,456)
Deutsche Bank	China Petroleum & Chemical Corp.	1 Month LIBOR BBA plus 0.50%	3/1/2017	2,306,000	1,819	(139,459)
Deutsche Bank	China Railway Construction Corp., Ltd.	1 Month LIBOR BBA plus 0.50%	3/1/2017	217,500	265	(18,548)
Deutsche Bank	China Shipping Container Lines Co., Ltd.	1 Month LIBOR BBA minus 2.00%	3/1/2017	(2,688,000)	(567)	(8,519)
Deutsche Bank	Guangzhou Automobile Group Co., Ltd.	1 Month LIBOR BBA plus 0.50%	3/1/2017	466,000	674	(75,175)
Deutsche Bank	Industrial & Commercial Bank of China, Ltd.	1 Month LIBOR BBA plus 0.50%	3/1/2017	616,000	410	(24,530)
Deutsche Bank	Sinopharm Group Co., Ltd.	1 Month LIBOR BBA plus 0.50%	3/1/2017	228,400	1,120	(22,859)
Hong Kong
Deutsche Bank	3SBio, Inc.	1 Month LIBOR BBA minus 5.00%	3/1/2017	(610,000)	(622)	(68,863)
Deutsche Bank	Beijing Enterprises Holdings, Ltd.	1 Month LIBOR BBA plus 0.50%	3/1/2017	69,500	362	(10,122)
Deutsche Bank	Bloomage BioTechnology Corp., Ltd.	1 Month LIBOR BBA minus 7.25%	3/1/2017	(72,500)	(121)	(774)
Deutsche Bank	Boyaa Interactive International, Ltd.	1 Month LIBOR BBA minus 5.00%	3/1/2017	(199,000)	(91)	(26,110)
Deutsche Bank	China Mobile, Ltd.	1 Month LIBOR BBA plus 0.50%	3/1/2017	195,500	2,399	(33,630)
Deutsche Bank	CNOOC, Ltd.	1 Month LIBOR BBA plus 0.50%	3/1/2017	845,000	1,101	(53,201)
Deutsche Bank	Credit China Holdings, Ltd.	1 Month LIBOR BBA minus 14.50%	3/1/2017	(920,000)	(40)	(76,584)
Deutsche Bank	Hopewell Highway Infrastructure, Ltd.	1 Month LIBOR BBA minus 1.00%	3/1/2017	(200,500)	(120)	(2,543)
Deutsche Bank	Intime Retail Group Co., Ltd.	1 Month LIBOR BBA minus 1.50%	3/1/2017	(711,000)	(590)	(29,646)
Deutsche Bank	Li Ning Co., Ltd.	1 Month LIBOR BBA minus 1.25%	3/1/2017	(907,500)	(392)	(229,611)
Deutsche Bank	Luye Pharma Group, Ltd.	1 Month LIBOR BBA minus 2.50%	3/1/2017	(501,000)	(299)	(29,301)
Deutsche Bank	Phoenix Healthcare Group Co., Ltd.	1 Month LIBOR BBA minus 4.75%	3/1/2017	(396,000)	(438)	(265,740)
Deutsche Bank	SSY Group, Ltd.	1 Month LIBOR BBA minus 1.50%	3/1/2017	(210,982)	(51)	(21,017)
Deutsche Bank	Tian Ge Interactive Holdings, Ltd.	1 Month LIBOR BBA minus 15.00%	3/1/2017	(163,000)	(103)	(12,043)
Deutsche Bank	Wisdom Sports Group	1 Month LIBOR BBA minus 7.50%	3/1/2017	(321,000)	(94)	(19,814)
Hungary
Deutsche Bank	Richter Gedeon Nyrt	1 Month LIBOR BBA plus 0.90%	10/24/2016	28,504	593	(13,819)
Indonesia
Deutsche Bank	Gudang Garam Tbk PT	1 Month LIBOR BBA plus 0.75%	3/9/2017	56,500	307	(39,145)
Deutsche Bank	XL Axiata Tbk PT	1 Month LIBOR BBA minus 4.25%	3/9/2017	(1,648,700)	(332)	(8,292)
Malaysia
Deutsche Bank	CIMB Group Holdings Bhd	1 Month LIBOR BBA plus 0.75%	3/9/2017	153,200	183	(8,152)
Deutsche Bank	Pos Malaysia BHD	1 Month LIBOR BBA minus 3.50%	3/9/2017	(148,500)	(116)	(21,995)
Deutsche Bank	UMW Holdings Bhd	1 Month LIBOR BBA minus 5.50%	3/9/2017	(29,500)	(37)	(4,053)
Mexico
Deutsche Bank	Arca Continental S.A.B. de C.V.	1 Month LIBOR BBA plus 0.50%	3/23/2017	191,600	1,211	(56,263)
Deutsche Bank	Banregio Grupo Financiero S.A.B. de C.V.	1 Month LIBOR BBA minus 3.50%	3/23/2017	(12,500)	(70)	(1,709)
Deutsche Bank	Genomma Lab Internacional S.A.B. de C.V.	1 Month LIBOR BBA minus 2.25%	3/23/2017	(290,100)	(254)	(51,813)
Deutsche Bank	Hoteles City Express S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00%	12/28/2016	(191,800)	(181)	(818)
Deutsche Bank	Minera Frisco S.A.B. de C.V.	1 Month LIBOR BBA minus 2.50%	3/23/2017	(80,900)	(51)	(5,662)
Deutsche Bank	Wal-Mart de Mexico S.A.B. de C.V.	1 Month LIBOR BBA plus 0.50%	3/23/2017	300,300	705	(41,155)
Poland
Deutsche Bank	CCC S.A.	1 Month LIBOR BBA minus 5.00%	3/22/2017	(8,237)	(332)	(49,022)
Deutsche Bank	Jastrzebska Spolka Weglowa S.A.	1 Month LIBOR BBA minus 5.00%	3/22/2017	(43,648)	(209)	(393,430)
Deutsche Bank	Orange Polska S.A.	1 Month LIBOR BBA minus 3.00%	3/22/2017	(205,742)	(271)	(52,625)
Republic of Korea
Deutsche Bank	Cosmax, Inc.	1 Month LIBOR BBA minus 5.00%	3/9/2017	(4,555)	(599)	(28,134)
Deutsche Bank	Fila Korea, Ltd.	1 Month LIBOR BBA minus 2.75%	3/9/2017	(7,552)	(623)	(30,894)
Deutsche Bank	Hanssem Co., Ltd.	1 Month LIBOR BBA minus 1.50%	3/9/2017	(4,780)	(607)	(156,571)
Deutsche Bank	Hotel Shilla Co., Ltd.	1 Month LIBOR BBA minus 7.75%	3/9/2017	(10,699)	(580)	(7,637)
Deutsche Bank	Hyundai Mobis Co., Ltd.	1 Month LIBOR BBA plus 0.55%	3/2/2017	5,909	1,496	(17,753)
Deutsche Bank	Iljin Materials Co., Ltd.	1 Month LIBOR BBA minus 7.50%	3/9/2017	(27,164)	(385)	(8,942)
Deutsche Bank	iMarketKorea, Inc.	1 Month LIBOR BBA minus 4.75%	3/9/2017	(34,110)	(387)	(11,513)
Deutsche Bank	InBody Co., Ltd.	1 Month LIBOR BBA minus 6.00%	3/9/2017	(7,113)	(233)	(4,710)
Deutsche Bank	Interpark Corp.	1 Month LIBOR BBA minus 6.25%	3/9/2017	(9,687)	(116)	(6,295)
Deutsche Bank	Korea Aerospace Industries, Ltd.	1 Month LIBOR BBA minus 1.00%	3/9/2017	(8,672)	(498)	(102,215)
Deutsche Bank	Korea Electric Power Corp.	1 Month LIBOR BBA plus 0.55%	3/2/2017	6,279	313	(5,129)
Deutsche Bank	Korea Electric Terminal Co., Ltd.	1 Month LIBOR BBA minus 2.75%	3/9/2017	(1,596)	(105)	(7,598)
Deutsche Bank	Kumho Tire Co, Inc.	1 Month LIBOR BBA minus 4.00%	3/9/2017	(63,098)	(521)	(125,651)
Deutsche Bank	LG Corp.	1 Month LIBOR BBA plus 0.55%	3/2/2017	12,447	743	(10,807)
Deutsche Bank	LG Display Co., Ltd.	1 Month LIBOR BBA plus 0.55%	3/2/2017	57,210	1,474	(14,406)
Deutsche Bank	LG Electronics, Inc.	1 Month LIBOR BBA plus 0.55%	3/2/2017	3,052	144	(11,133)
Deutsche Bank	Lock&Lock Co., Ltd.	1 Month LIBOR BBA minus 4.00%	3/9/2017	(14,416)	(150)	(12,701)
Deutsche Bank	Loen Entertainment, Inc.	1 Month LIBOR BBA minus 8.00%	3/9/2017	(978)	(61)	(7,850)
Deutsche Bank	Lotte Chilsung Beverage Co., Ltd.	1 Month LIBOR BBA minus 0.75%	3/9/2017	(161)	(227)	(6,319)
Deutsche Bank	NICE Information Service Co., Ltd.	1 Month LIBOR BBA minus 6.00%	3/9/2017	(96,715)	(693)	(20,105)
Deutsche Bank	POSCO Chemtech Co., Ltd.	1 Month LIBOR BBA minus 4.00%	3/9/2017	(18,512)	(190)	(5,627)
Deutsche Bank	Samlip General Foods Co., Ltd.	1 Month LIBOR BBA minus 7.75%	3/9/2017	(2,500)	(398)	(51,339)
Deutsche Bank	Samsung Engineering Co., Ltd.	1 Month LIBOR BBA minus 5.75%	3/9/2017	(62,565)	(532)	(81,292)
Deutsche Bank	Seegene, Inc.	1 Month LIBOR BBA minus 7.75%	3/9/2017	(12,303)	(382)	(16,894)
Deutsche Bank	Shinsegae Food Co., Ltd.	1 Month LIBOR BBA minus 6.50%	3/9/2017	(1,820)	(234)	(20,300)
Deutsche Bank	Ssangyong Motor Co.	1 Month LIBOR BBA minus 5.25%	3/9/2017	(15,936)	(101)	(12,773)
Deutsche Bank	Tonymoly Co., Ltd.	1 Month LIBOR BBA minus 9.50%	3/9/2017	(5,922)	(246)	(6,807)
Deutsche Bank	Wonik Materials Co., Ltd.	1 Month LIBOR BBA minus 6.50%	3/9/2017	(2,640)	(150)	(17,708)
Russia
Deutsche Bank	Novatek OJSC	1 Month LIBOR BBA minus 1.50%	3/20/2017	(4,160)	(304)	(153,539)
Deutsche Bank	VTB Bank PJSC	1 Month LIBOR BBA minus 1.75%	3/20/2017	(148,703)	(297)	(34,588)
South Africa
Deutsche Bank	ArcelorMittal South Africa, Ltd.	1 Month LIBOR BBA minus 0.80%	3/9/2017	(196,572)	(118)	(11,119)
Deutsche Bank	Bid Corp., Ltd.	1 Month LIBOR BBA plus 0.80%	3/9/2017	17,138	336	(12,807)
Deutsche Bank	Clicks Group, Ltd.	1 Month LIBOR BBA minus 0.80%	3/9/2017	(43,749)	(381)	(24,806)
Deutsche Bank	Coronation Fund Managers, Ltd.	1 Month LIBOR BBA minus 0.80%	3/9/2017	(23,717)	(85)	(36,987)
Deutsche Bank	Curro Holdings, Ltd.	1 Month LIBOR BBA minus 0.80%	3/9/2017	(21,351)	(60)	(9,147)
Deutsche Bank	EOH Holdings, Ltd.	1 Month LIBOR BBA minus 0.80%	3/9/2017	(20,638)	(205)	(47,238)
Deutsche Bank	Famous Brands, Ltd.	1 Month LIBOR BBA minus 0.80%	3/9/2017	(10,504)	(104)	(22,540)
Deutsche Bank	Mpact, Ltd.	1 Month LIBOR BBA minus 0.80%	3/9/2017	(79,373)	(179)	(12,624)
Deutsche Bank	Mr Price Group, Ltd.	1 Month LIBOR BBA minus 0.80%	3/9/2017	(54,717)	(593)	(12,501)
Deutsche Bank	Nampak, Ltd.	1 Month LIBOR BBA minus 0.80%	3/9/2017	(466,092)	(571)	(89,015)
Deutsche Bank	New Europe Property Investments PLC	1 Month LIBOR BBA plus 0.80%	3/9/2017	39,264	460	(15,040)
Deutsche Bank	Northam Platinum, Ltd.	1 Month LIBOR BBA minus 0.80%	3/9/2017	(178,979)	(409)	(267,183)
Deutsche Bank	PSG Group, Ltd.	1 Month LIBOR BBA minus 0.80%	3/9/2017	(43,497)	(558)	(77,947)
Deutsche Bank	Santam, Ltd.	1 Month LIBOR BBA minus 0.80%	3/9/2017	(4,471)	(69)	(3,870)
Deutsche Bank	Telkom S.A. SOC, Ltd.	1 Month LIBOR BBA plus 0.80%	3/9/2017	96,729	465	(39,961)
Deutsche Bank	Zeder Investments, Ltd.	1 Month LIBOR BBA minus 0.80%	3/9/2017	(200,931)	(100)	(7,226)
Taiwan
Deutsche Bank	China Petrochemical Development Corp.	1 Month LIBOR BBA minus 5.25%	3/9/2017	(426,000)	(102)	(2,234)
Deutsche Bank	Chroma ATE, Inc.	1 Month LIBOR BBA minus 8.00%	3/9/2017	(5,000)	(10)	(3,653)
Deutsche Bank	eMemory Technology, Inc.	1 Month LIBOR BBA minus 6.25%	3/9/2017	(44,000)	(448)	(21,666)
Deutsche Bank	General Interface Solution Holding, Ltd.	1 Month LIBOR BBA minus 4.00%	3/9/2017	(244,000)	(628)	(13,335)
Deutsche Bank	HannStar Display Corp.	1 Month LIBOR BBA minus 3.75%	3/9/2017	(450,000)	(97)	(3,529)
Deutsche Bank	Merida Industry Co., Ltd.	1 Month LIBOR BBA minus 7.25%	3/9/2017	(8,000)	(33)	(4,470)
Deutsche Bank	Nan Kang Rubber Tire Co., Ltd.	1 Month LIBOR BBA minus 4.00%	3/9/2017	(63,000)	(59)	(2,342)
Deutsche Bank	Neo Solar Power Corp.	1 Month LIBOR BBA minus 8.75%	3/9/2017	(250,000)	(128)	(1,491)
Deutsche Bank	PChome Online, Inc.	1 Month LIBOR BBA minus 7.25%	3/9/2017	(19,000)	(215)	(9,049)
Deutsche Bank	Pou Chen Corp.	1 Month LIBOR BBA plus 0.55%	3/9/2017	67,000	94	(213)
Deutsche Bank	Realtek Semiconductor Corp.	1 Month LIBOR BBA plus 0.55%	3/9/2017	6,000	20	(392)
Deutsche Bank	ScinoPharm Taiwan, Ltd.	1 Month LIBOR BBA minus 7.25%	3/9/2017	(59,000)	(76)	(5,336)
Thailand
Deutsche Bank	Energy Absolute PCL	1 Month LIBOR BBA minus 8.50%	6/7/2017	(101,100)	(72)	(3,140)
Turkey
Deutsche Bank	Dogan Sirketler Grubu Holding A.S.	1 Month LIBOR BBA minus 11.31%	3/22/2017	(1,986,751)	(359)	(172,145)
Deutsche Bank	Migros Ticaret A.S.	1 Month LIBOR BBA minus 6.50%	3/22/2017	(85,040)	(482)	(36,398)
Deutsche Bank	Otokar Otomotiv Ve Savunma Sanayi A.S.	1 Month LIBOR BBA minus 10.00%	3/22/2017	(2,657)	(86)	(4,546)
Deutsche Bank	Yazicilar Holding A.S.	1 Month LIBOR BBA minus 12.00%	3/22/2017	(43,738)	(189)	(731)
United States
Deutsche Bank	Ctrip.com International, Ltd.	U.S. Overnight Bank Funding Rate minus 0.40%	3/23/2017	(4,400)	(193)	(11,733)
Deutsche Bank	JD.com, Inc.	U.S. Overnight Bank Funding Rate minus 0.40%	3/23/2017	(11,500)	(257)	(43,193)
Deutsche Bank	Sohu.com, Inc.	U.S. Overnight Bank Funding Rate minus 0.40%	3/23/2017	(15,100)	(633)	(34,707)
Deutsche Bank	Tuniu Corp.	U.S. Overnight Bank Funding Rate minus 6.00%	3/23/2017	(53,000)	(457)	(79,166)
Deutsche Bank	Xunlei, Ltd.	U.S. Overnight Bank Funding Rate minus 0.40%	3/23/2017	(7,200)	(39)	(307)
Deutsche Bank	Zhaopin, Ltd.	U.S. Overnight Bank Funding Rate minus 0.40%	3/23/2017	(7,600)	(109)	(5,241)
					$(12,436)	$(5,951,136)

* Shares and Notional amounts reflected as a positive value indicate a long position held by the Portfolio and a negative value indicates a short position.

** Represents less than one thousand dollars.

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt
DVR	—Differential Voting Rights
ETF	—Exchange-Traded Fund
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks (b)	358,474,276	45,120,877	121,189	403,716,342
Preferred Stocks	19,981,473	4,228,025	—	24,209,498
Warrants (c)	—	—	13	13
Short-Term Investment
Repurchase Agreement	—	2,446,836	—	2,446,836
Total Investments in Securities	378,455,749	51,795,738	121,202	430,372,689
Other Financial Instruments
Total Return Equity Swap Contracts (d)	—	8,571,911	8,257	8,580,168
Total Investments in Securities and Other Financial Instruments	$378,455,749	$60,367,649	$129,459	$438,952,857

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Exchange Traded Fund Sold Short	$(2,820,846)	$—	$—	$(2,820,846)
Total Investments in Securities Sold Short	(2,820,846)	—	—	(2,820,846)
Other Financial Instruments
Total Return Equity Swap Contracts (d)	—	(5,951,136)	—	(5,951,136)
Total Investments in Securities Sold Short and Other Financial Instruments	$(2,820,846)	$(5,951,136)	$—	$(8,771,982)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $121,167, $0, and $22, are held in China, Mexico and South Africa, respectively, within the Common Stocks section of the Portfolio of Investments.

(c)	The Level 3 security valued at $13 is held in Hong Kong within the Warrants section of the Portfolio of Investments.

(d)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of September 30, 2016, foreign securities with a market value of $21,798,304 transferred from Level 1 to Level 2 as the prices of these securities were based on evaluated bid pricing compared with the prior year prices which based on quoted prices.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2016 (a)
Common Stocks
China	$193,717	$-	$(592,287)	$635,538	$176	$(290,098)	$174,121	$-	$121,167	$635,538
Mexico	10	-	-	(10)	-	-	-	-	-	(10)
South Africa	20	-	-	2	-	-	-	-	22	2
Warrants
Hong Kong	-	-	-	(469)	-	-	482	-	13	(469)
Total	$193,747	$-	$(592,287)	$635,061	$176	$(290,098)	$174,603	$-	$121,202	$635,061

(a) Included in “Net change in unrealized appreciation (depreciation) on investments” in the Statement of Operations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2015	Accrued Discounts (Premiums)	Change in Unrealized Appreciation (Depreciation)	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2016
Total Return Equity Swap Contracts (a)(b)	$-	$-	$(104,447)	$-	$112,704	$-	$8,257	$(104,447)

(a) Total Return Equity swap contracts (expressed in terms of unrealized appreciation/depreciation)

(b) Total Return Equity swap contracts with reference obligations of Getin Noble Bank S.A.

MainStay VP Epoch U.S. Small Cap Portfolio

Portfolio of Investments September 30, 2016 (Unaudited)

		Shares	Value
	Common Stocks 98.6% †
	Aerospace & Defense 2.0%
¤	Hexcel Corp.	221,118	$9,795,527

	Auto Components 0.6%
	Visteon Corp.	42,947	3,077,582

	Banks 10.1%
¤	Bank of Hawaii Corp.	149,103	10,827,860
¤	BankUnited, Inc.	366,867	11,079,383
¤	CVB Financial Corp.	553,413	9,745,603
¤	Glacier Bancorp, Inc.	353,443	10,080,194
	Texas Capital Bancshares, Inc. (a)	158,480	8,703,722
			50,436,762
	Building Products 4.6%
¤	Armstrong Flooring, Inc. (a)	507,110	9,574,236
	Armstrong World Industries, Inc. (a)	193,290	7,986,743
	Insteel Industries, Inc.	149,220	5,407,733
			22,968,712
	Capital Markets 3.0%
	Diamond Hill Investment Group, Inc.	31,185	5,762,676
	Morningstar, Inc.	83,132	6,589,874
	Pzena Investment Management, Inc. Class A	311,563	2,399,035
			14,751,585
	Chemicals 1.5%
	Flotek Industries, Inc. (a)	155,797	2,265,289
	Valvoline, Inc. (a)	213,817	5,022,561
			7,287,850
	Commercial Services & Supplies 4.3%
	KAR Auction Services, Inc.	219,770	9,485,273
	Stericycle, Inc. (a)	73,606	5,898,785
	US Ecology, Inc.	131,671	5,904,128
			21,288,186
	Communications Equipment 3.4%
	Harmonic, Inc. (a)	1,183,932	7,020,717
¤	NetScout Systems, Inc. (a)	334,980	9,798,165
			16,818,882
	Containers & Packaging 1.3%
	Silgan Holdings, Inc.	125,828	6,365,639

	Diversified Consumer Services 1.9%
	Service Corp. International	351,577	9,330,854

	Diversified Telecommunication Services 1.0%
	Lumos Networks Corp. (a)	371,667	5,203,338

	Electronic Equipment, Instruments & Components 2.6%
	National Instruments Corp.	156,665	4,449,286
	Universal Display Corp. (a)	151,773	8,424,919
			12,874,205
	Energy Equipment & Services 3.0%
	Core Laboratories N.V.	45,159	5,072,711
	Dril-Quip, Inc. (a)	73,115	4,075,430
	Oil States International, Inc. (a)	184,649	5,829,369
			14,977,510
	Food & Staples Retailing 1.6%
	United Natural Foods, Inc. (a)	197,584	7,911,263

	Food Products 4.2%
	B&G Foods, Inc.	177,135	8,711,500
	Fresh Del Monte Produce, Inc.	108,900	6,523,110
	TreeHouse Foods, Inc. (a)	64,912	5,659,677
			20,894,287
	Health Care Equipment & Supplies 0.5%
	Integer Holdings Corp. (a)	116,670	2,530,572

	Health Care Providers & Services 4.8%
	Air Methods Corp. (a)	275,567	8,677,605
	Molina Healthcare, Inc. (a)	147,615	8,608,906
	U.S. Physical Therapy, Inc.	38,197	2,394,952
	WellCare Health Plans, Inc. (a)	34,587	4,049,792
			23,731,255
	Hotels, Restaurants & Leisure 2.6%
	Cedar Fair, L.P.	140,691	8,060,188
	Darden Restaurants, Inc.	81,904	5,022,353
			13,082,541
	Household Durables 1.2%
	M/I Homes, Inc. (a)	261,723	6,168,811

	Insurance 2.1%
¤	Markel Corp. (a)	11,276	10,472,811

	IT Services 4.3%
	CSRA, Inc.	310,946	8,364,447
	EVERTEC, Inc.	314,506	5,277,411
	Forrester Research, Inc.	35,892	1,396,199
	WEX, Inc. (a)	56,550	6,112,489
			21,150,546
	Leisure Products 1.5%
	Brunswick Corp.	151,374	7,384,024

	Life Sciences Tools & Services 1.7%
	Bio-Rad Laboratories, Inc. Class A (a)	50,689	8,303,365

	Machinery 5.0%
	John Bean Technologies Corp.	80,198	5,657,969
	Mueller Industries, Inc.	239,150	7,753,243
¤	Woodward, Inc.	183,490	11,464,455
			24,875,667
	Metals & Mining 0.5%
	Compass Minerals International, Inc.	34,210	2,521,277

	Multi-Utilities 4.6%
	Black Hills Corp.	137,825	8,437,646
	NorthWestern Corp.	108,456	6,239,474
	Vectren Corp.	161,260	8,095,252
			22,772,372
	Real Estate Investment Trusts 5.9%
	Blackstone Mortgage Trust, Inc. Class A	203,522	5,993,723
	CubeSmart	270,392	7,370,886
	GEO Group, Inc. (The)	216,498	5,148,322
	Kite Realty Group Trust	252,713	7,005,204
	NorthStar Realty Europe Corp.	336,683	3,686,679
			29,204,814
	Real Estate Management & Development 1.3%
	Jones Lang LaSalle, Inc.	57,814	6,578,655

	Road & Rail 2.3%
	Genesee & Wyoming, Inc. Class A (a)	89,605	6,178,265
	Werner Enterprises, Inc.	223,195	5,193,747
			11,372,012
	Semiconductors & Semiconductor Equipment 1.6%
	Cypress Semiconductor Corp.	652,169	7,930,375

	Software 5.2%
	CommVault Systems, Inc. (a)	143,008	7,598,015
	Microstrategy, Inc. Class A (a)	14,694	2,460,364
¤	PTC, Inc. (a)	244,449	10,831,535
	TiVo Corp. (a)	259,398	5,053,073
			25,942,987
	Specialty Retail 5.0%
	Advance Auto Parts, Inc.	30,887	4,605,869
	Caleres, Inc.	166,271	4,204,994
	Hibbett Sports, Inc. (a)	235,780	9,407,622
	Sally Beauty Holdings, Inc. (a)	266,079	6,832,909
			25,051,394
	Textiles, Apparel & Luxury Goods 3.4%
	Oxford Industries, Inc.	76,860	5,203,422
	PVH Corp.	50,050	5,530,525
	Steven Madden, Ltd. (a)	186,174	6,434,173
			17,168,120
	Total Common Stocks (Cost $455,116,746)		490,223,780

	Principal Amount
Short-Term Investment 1.3%
Repurchase Agreement 1.3%
Fixed Income Clearing Corp. 0.03%, dated 9/30/16 due 10/3/16 Proceeds at Maturity $6,446,738 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 7/31/20, with a Principal Amount of $6,410,000 and a Market Value of $6,578,263)	$6,446,722	6,446,722
Total Short-Term Investment (Cost $6,446,722)		6,446,722
Total Investments (Cost $461,563,468) (b)	99.9%	496,670,502
Other Assets, Less Liabilities	0.1	360,779
Net Assets	100.0%	$497,031,281

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	As of September 30, 2016, cost was $461,535,967 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$51,627,753
Gross unrealized depreciation	(16,493,218)
Net unrealized appreciation	$35,134,535

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$490,223,780	$—	$—	$490,223,780
Short-Term Investment
Repurchase Agreement	—	6,446,722	—	6,446,722
Total Investments in Securities	$490,223,780	$6,446,722	$—	$496,670,502

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2016, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Floating Rate Portfolio

Portfolio of Investments September 30, 2016 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 96.8%†
	Corporate Bonds 1.4%
	Chemicals, Plastics & Rubber 0.1%
	Versum Materials, Inc. 5.50%, due 9/30/24 (a)	$1,050,000	$1,078,876

	Containers, Packaging & Glass 0.3%
	ARD Finance S.A. 7.125%, due 9/15/23 (a)	670,000	666,650
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 7.25%, due 5/15/24 (a)	600,000	639,000
	Greif, Inc. 7.75%, due 8/1/19	650,000	729,625
			2,035,275
	Healthcare, Education & Childcare 0.0%‡
	MPH Acquisition Holdings LLC 7.125%, due 6/1/24 (a)	170,000	182,750

	Media 0.3%
	SFR Group S.A. 6.00%, due 5/15/22 (a)	2,000,000	2,040,000

	Mining, Steel, Iron & Non-Precious Metals 0.0%‡
	FMG Resources (August 2006) Pty, Ltd. 9.75%, due 3/1/22 (a)	170,000	197,200

	Oil & Gas 0.1%
	FTS International, Inc. 8.35%, due 6/15/20 (a)(b)	830,000	705,002

	Software 0.2%
¤	First Data Corp. 6.75%, due 11/1/20 (a)	1,696,000	1,755,360

	Telecommunications 0.1%
	CommScope, Inc. 4.375%, due 6/15/20 (a)	445,000	458,350
	T-Mobile USA, Inc. 6.25%, due 4/1/21	400,000	419,750
			878,100
	Utilities 0.3%
	Dynegy, Inc. 7.375%, due 11/1/22	1,000,000	987,500
	NRG Energy, Inc. 7.25%, due 5/15/26 (a)	1,300,000	1,322,750
			2,310,250
	Total Corporate Bonds (Cost $10,988,207)		11,182,813

	Floating Rate Loans 86.3% (c)
	Aerospace & Defense 2.0%
	American Airlines, Inc. New Term Loan 3.25%, due 6/27/20	3,109,611	3,113,983
	BE Aerospace, Inc. 2014 Term Loan B 3.787%, due 12/16/21	3,283,636	3,309,633
	DAE Aviation Holdings, Inc. 1st Lien Term Loan 5.25%, due 7/7/22	3,415,500	3,426,884
	Engility Corp. Term Loan B2 5.773%, due 8/12/23	941,176	948,530
	TransDigm, Inc. 2016 Extended Term Loan F 3.75%, due 6/9/23	3,762,127	3,758,365
	U.S. Airways Group, Inc. New Term Loan B1 3.50%, due 5/23/19	1,803,808	1,805,500
			16,362,895
	Automobile 2.6%
	Allison Transmission, Inc. New Term Loan B3 3.25%, due 8/23/19	1,741,467	1,747,603
	FCA U.S. LLC New Term Loan B 3.50%, due 5/24/17	2,235,078	2,238,152
	Federal-Mogul Holdings Corp. New Term Loan C 4.75%, due 4/15/21	2,172,824	2,095,145
	Goodyear Tire & Rubber Co. (The) New 2nd Lien Term Loan 3.86%, due 4/30/19	3,075,000	3,088,727
	KAR Auction Services, Inc.
	Term Loan B2 4.063%, due 3/11/21	1,583,980	1,589,259
	Term Loan B3 4.375%, due 3/9/23	2,985,000	3,024,178
	MPG Holdco I, Inc. 2015 Term Loan B 3.75%, due 10/20/21	2,494,728	2,497,400
	Tower Automotive Holdings USA LLC New Term Loan 4.00%, due 4/23/20	2,819,088	2,812,040
	Truck Hero Inc. Term Loan B 5.75%, due 8/24/23	2,375,000	2,372,031
			21,464,535
	Banking 0.5%
	Capital Automotive L.P.
	New Term Loan B 4.00%, due 4/10/19	3,307,079	3,315,346
	New 2nd Lien Term Loan 6.00%, due 4/30/20	666,667	669,167
			3,984,513
	Beverage, Food & Tobacco 3.5%
	Acosta Holdco, Inc. 2015 Term Loan 4.25%, due 9/26/21	4,070,616	3,860,300
	Advantage Sales & Marketing, Inc.
	2014 1st Lien Term Loan 4.25%, due 7/23/21	4,402,538	4,350,808
	2014 2nd Lien Term Loan 7.50%, due 7/25/22	625,000	592,708
	Albertsons LLC
	2016 Term Loan B4 4.50%, due 8/25/21	3,737,024	3,757,577
	2016 Term Loan B6 4.75%, due 6/22/23	2,725,805	2,750,337
	ASP MSG Acquisition Co., Inc. Term Loan B 6.00%, due 8/16/23	2,250,000	2,258,438
	B&G Foods, Inc. 2015 Term Loan B 3.839%, due 11/2/22	746,795	750,155
	Crossmark Holdings, Inc.
	1st Lien Term Loan 4.50%, due 12/20/19 (d)	108,984	69,750
	2nd Lien Term Loan 8.75%, due 12/21/20 (d)	800,000	324,000
	Hostess Brands LLC 1st Lien Term Loan 4.50%, due 8/3/22	2,482,462	2,493,544
	Oak Tea, Inc. USD Term Loan B1 4.25%, due 7/2/22	2,074,589	2,097,929
	Pinnacle Foods Finance LLC
	Term Loan G 3.252%, due 4/29/20	2,075,521	2,083,628
	2016 Term Loan I 3.275%, due 1/13/23	992,500	998,525
	U.S. Foods, Inc. 2016 Term Loan B 4.00%, due 6/27/23	2,489,913	2,505,921
			28,893,620
	Broadcasting & Entertainment 3.7%
	Charter Communications Operating LLC 2016 Term Loan I 3.50%, due 1/24/23	2,771,786	2,787,954
	CSC Holdings LLC 2015 Term Loan B 5.00%, due 10/9/22	5,985,000	5,985,000
	Cumulus Media Holdings, Inc. 2013 Term Loan 4.25%, due 12/23/20	2,027,594	1,410,867
	iHeartCommunications, Inc. Term Loan D 7.274%, due 1/30/19	1,750,000	1,339,480
	Mission Broadcasting, Inc.
	2016 Term Loan B2 TBD, due 9/26/23	163,636	163,227
	Term Loan B2 3.75%, due 10/1/20	543,629	542,964
	Nexstar Broadcasting, Inc.
	2016 Term Loan B TBD, due 9/21/23	1,836,364	1,844,398
	Term Loan B2 3.75%, due 10/1/20	616,484	615,730
	Numericable U.S. LLC USD Term Loan B7 5.002%, due 1/15/24	3,217,742	3,238,860
	Salem Communications Corp. Term Loan B 4.50%, due 3/13/20	1,731,149	1,700,853
¤	Univision Communications, Inc.
	Term Loan C3 4.00%, due 3/1/20	2,314,202	2,316,373
	Term Loan C4 4.00%, due 3/1/20	6,051,106	6,056,147
	Wideopenwest Finance LLC 2016 Term Loan B 4.50%, due 8/18/23	2,000,000	1,989,688
			29,991,541
	Buildings & Real Estate 3.3%
	DTZ U.S. Borrower LLC 2015 1st Lien Term Loan 4.25%, due 11/4/21	3,466,611	3,459,390
	GYP Holdings III Corp. 1st Lien Term Loan 4.75%, due 4/1/21	2,000,000	1,990,000
	HD Supply, Inc.
	Incremental Term Loan B TBD, due 9/14/23	2,500,000	2,502,083
	2015 Term Loan B 3.75%, due 8/13/21	990,000	991,443
	Headwaters, Inc. 2016 Term Loan B 4.00%, due 3/24/22	3,471,212	3,479,890
	Priso Acquisition Corp. 1st Lien Term Loan 4.50%, due 5/8/22 (d)	1,186,014	1,187,497
	Realogy Corp. 2016 Term Loan B 3.75%, due 7/20/22	5,966,816	6,002,247
	Safway Group Holding LLC Term Loan B 5.75%, due 8/19/23	2,375,000	2,386,875
	Wilsonart LLC Term Loan B 4.00%, due 10/31/19	5,133,311	5,129,035
			27,128,460
	Cargo Transport 0.2%
	XPO Logistics, Inc. Term Loan B2 4.25%, due 10/30/21	1,986,023	1,994,463

	Chemicals, Plastics & Rubber 5.3%
	Allnex USA, Inc. USD Term Loan B3 5.00%, due 9/13/23	837,734	844,540
	Avantor Performance Materials Holdings, Inc.
	2016 Incremental 1st Lien Term Loan TBD, due 6/7/22	1,991,018	1,995,996
	2016 1st Lien Term Loan 6.00%, due 6/21/22	1,596,000	1,599,324
	Axalta Coating Systems U.S. Holdings, Inc. USD Term Loan 3.75%, due 2/1/20	2,843,612	2,859,607
	Chemours Co. (The) Term Loan B 3.75%, due 5/12/22	2,131,331	2,107,354
	Colouroz Investment 2 LLC USD 2nd Lien Term Loan B2 8.25%, due 9/6/22	642,857	609,107
	Emerald Performance Materials LLC
	New 1st Lien Term Loan 4.50%, due 8/1/21	1,690,450	1,696,789
	New 2nd Lien Term Loan 7.75%, due 8/1/22	700,000	698,250
	Flint Group U.S. LLC USD 1st Lien Term Loan B2 4.50%, due 9/7/21	2,477,446	2,459,898
	GCP Applied Technologies Inc. 2016 Term Loan B 4.088%, due 2/3/22	2,736,250	2,763,613
	Huntsman International LLC 2016 Term Loan B 4.25%, due 4/1/23	1,492,500	1,502,761
	Ineos U.S. Finance LLC 2015 USD Term Loan 4.25%, due 3/31/22	3,260,429	3,269,744
	Kraton Polymers LLC Term Loan B 6.00%, due 1/6/22	750,000	754,805
	MacDermid, Inc.
	Term Loan B2 5.50%, due 6/7/20	982,500	983,027
	USD 1st Lien Term Loan 5.50%, due 6/7/20	2,484,322	2,486,653
	Nexeo Solutions, LLC 2016 Term Loan 5.25%, due 6/9/23	2,565,000	2,581,031
	OXEA Finance LLC USD Term Loan B2 4.25%, due 1/15/20	2,489,763	2,363,201
	PQ Corp. USD Term Loan 5.75%, due 11/4/22	870,545	875,442
	Solenis International, L.P.
	USD 1st Lien Term Loan 4.25%, due 7/31/21	1,380,728	1,374,400
	USD 2nd Lien Term Loan 7.75%, due 7/31/22	750,000	732,500
¤	Univar, Inc. 2015 Term Loan 4.25%, due 7/1/22	6,930,000	6,928,559
	Zep, Inc. Term Loan 5.50%, due 6/27/22	1,382,500	1,382,500
			42,869,101
	Commercial Services 0.4%
	RP Crown Parent LLC 2016 Term Loan B TBD, due 9/22/23	900,000	895,500
	USAGM HoldCo. LLC
	2016 Incremental Term Loan 5.50%, due 7/28/22	1,599,338	1,602,336
	2016 Incremental Delayed Draw Term Loan 5.536%, due 7/28/22	317,329	317,924
			2,815,760
	Containers, Packaging & Glass 4.7%
	Anchor Glass Container Corp. 2015 1st Lien Term Loan 4.75%, due 7/1/22	2,952,918	2,968,420
	Ardagh Holdings USA Inc. USD 2016 Term Loan B TBD, due 9/29/21	1,397,735	1,397,735
	Incremental Term Loan 4.00%, due 12/17/19	3,719,160	3,726,134
	Berlin Packaging LLC 2014 1st Lien Term Loan 4.50%, due 10/1/21	1,492,401	1,494,889
¤	Berry Plastics Holding Corp.
	Term Loan G 3.50%, due 1/6/21	4,622,173	4,620,889
	Term Loan H 3.75%, due 10/1/22	2,999,605	3,005,979
	BWAY Holding Co., Inc. New Term Loan B 5.50%, due 8/14/20	2,869,971	2,880,734
	Caraustar Industries, Inc.
	Add on Term Loan B 8.00%, due 5/1/19	965,217	971,973
	Term Loan B 8.00%, due 5/1/19	885,464	891,662
	Klockner-Pentaplast of America, Inc. USD Term Loan 5.00%, due 4/28/20	761,025	764,831
	Mauser U.S. Corp. LLC USD 1st Lien Term Loan 4.50%, due 7/31/21	1,598,380	1,595,715
	Owens-Illinois, Inc. Term Loan B 3.50%, due 9/1/22	1,264,000	1,270,320
	Rack Merger Sub, Inc. 2nd Lien Term Loan 8.25%, due 10/3/22	571,429	537,143
	Ranpak Corp. 2015 Term Loan 4.25%, due 10/1/21	1,303,769	1,297,250
¤	Reynolds Group Holdings, Inc. 2016 USD Term Loan 4.25%, due 2/5/23	7,319,423	7,338,556
	Signode Industrial Group U.S., Inc. USD Term Loan B 3.75%, due 5/1/21	2,225,248	2,216,903
	Tekni-Plex, Inc. 2015 USD Term Loan B 4.50%, due 6/1/22	1,580,000	1,573,680
			38,552,813
	Diversified/Conglomerate Manufacturing 2.1%
	Atkore International, Inc.
	1st Lien Term Loan 4.50%, due 4/9/21	1,564,000	1,565,955
	2nd Lien Term Loan 7.75%, due 10/9/21	1,050,000	1,050,438
	Doosan Infracore International, Inc. Term Loan B 4.50%, due 5/28/21	2,194,038	2,215,979
	Filtration Group Corp. 1st Lien Term Loan 4.25%, due 11/21/20	3,275,251	3,280,983
	Gardner Denver, Inc. USD Term Loan 4.25%, due 7/30/20	1,628,216	1,575,706
	Mueller Water Products, Inc. New Term Loan B 4.027%, due 11/26/21	1,522,875	1,533,661
	North American Lifting Holdings, Inc. 1st Lien Term Loan 5.50%, due 11/27/20 (d)	1,379,864	1,103,891
	Quikrete Holdings, Inc. 1st Lien Term Loan 4.00%, due 9/28/20	4,806,574	4,834,611
			17,161,224
	Diversified/Conglomerate Service 7.7%
	Applied Systems, Inc.
	New 1st Lien Term Loan 4.00%, due 1/25/21	1,383,504	1,384,946
	New 2nd Lien Term Loan 7.50%, due 1/24/22	581,745	583,684
	Aspen Merger Sub, Inc.
	1st Lien Term Loan 5.25%, due 9/21/23	1,500,000	1,508,775
	2nd Lien Term Loan 9.75%, due 9/21/24	1,000,000	990,000
	Brickman Group, Ltd. LLC 1st Lien Term Loan 4.00%, due 12/18/20	3,483,979	3,470,914
	Brock Holdings III, Inc. New Term Loan B 7.00%, due 3/16/17	218,414	215,138
	CCC Information Services, Inc. Term Loan 4.00%, due 12/20/19	1,495,512	1,491,773
	CompuCom Systems, Inc. REFI Term Loan B 4.25%, due 5/9/20 (d)	2,017,752	1,425,038
	Connolly Corp. Term Loan B 3.61%, due 9/22/23	1,520,992	1,523,851
	Emdeon Business Services LLC Term Loan B2 3.75%, due 11/2/18	984,694	985,678
¤	First Data Corp.
	2022 Term Loan 4.275%, due 7/8/22	2,400,000	2,413,001
	Extended 2021 Term Loan 4.525%, due 3/24/21	4,409,314	4,433,367
	Genesys Telecom Holdings U.S., Inc.
	USD Term Loan B 4.00%, due 2/8/20	2,251,692	2,239,026
	Series 2 Term Loan 4.50%, due 11/13/20	972,500	970,879
	Global Payments, Inc. Term Loan B 4.024%, due 4/22/23	1,745,625	1,759,808
	Information Resources, Inc. Term Loan B 4.75%, due 9/30/20	1,960,840	1,963,144
	J.D. Power and Associates
	1st Lien Term Loan 5.25%, due 9/7/23	2,000,000	2,015,000
	2nd Lien Term Loan 9.50%, due 9/7/24	375,000	378,750
	Kronos, Inc. Initial Incremental Term Loan 4.50%, due 10/30/19	2,914,851	2,920,316
	Mitchell International, Inc. New 1st Lien Term Loan 4.50%, due 10/13/20	2,141,639	2,137,891
	MKS Instruments, Inc. 2016 Term Loan B 4.25%, due 5/1/23	1,771,943	1,792,985
	Monitronics International, Inc. Term Loan B2 6.50%, due 9/22/22	3,200,000	3,184,000
	MX Holdings U.S., Inc. Term Loan B1A 4.00%, due 8/14/20	3,329,211	3,350,018
	Prime Security Services Borrower LLC 1st Lien Term Loan 4.75%, due 7/1/21	2,315,863	2,337,284
	Sabre, Inc. Term Loan B 4.00%, due 2/19/19	2,045,237	2,052,907
	ServiceMaster Co. 2014 Term Loan B 4.25%, due 7/1/21	4,199,189	4,239,871
	Sophia L.P. 2015 Term Loan B 4.75%, due 9/30/22	1,965,897	1,965,078
	Sungard Availability Services Capital, Inc. Term Loan B 6.00%, due 3/31/19	1,496,623	1,414,309
	TruGreen, Ltd. Partnership 1st Lien Term Loan B 6.50%, due 4/13/23	1,795,500	1,806,722
	Vantiv LLC 2014 Term Loan B 3.50%, due 6/13/21	2,496,429	2,499,030
	Verint Systems, Inc. USD Term Loan 3.507%, due 9/6/19	2,403,358	2,409,367
	WEX, Inc. Term Loan B 4.25%, due 7/1/23	997,500	1,006,976
			62,869,526
	Ecological 0.8%
	ADS Waste Holdings, Inc. Term Loan B2 3.75%, due 10/9/19	3,575,708	3,579,284
	Multi Packaging Solutions, Inc.
	2014 Term Loan B 4.25%, due 9/30/20	128,830	128,428
	Incremental Term Loan 4.25%, due 9/30/20	1,674,198	1,670,012
	Waste Industries USA, Inc. 2016 Term Loan 3.50%, due 2/27/20	1,313,333	1,318,669
			6,696,393
	Electronics 7.9%
	Avast Software B.V. USD Term Loan B TBD, due 7/19/22	2,666,667	2,677,779
	BMC Software Finance, Inc. USD Term Loan 5.00%, due 9/10/20	3,525,966	3,395,212
	Cision U.S., Inc. USD Term Loan B 7.00%, due 6/16/23	2,720,183	2,586,894
	CommScope, Inc. Term Loan B5 3.75%, due 12/29/22	1,980,000	1,991,757
	CPI International, Inc. New Term Loan B 4.25%, due 11/17/17	1,982,291	1,972,379
	Dell Software Group Term Loan B TBD, due 9/23/22	4,050,000	4,009,500
¤	Dell, Inc. 2016 Term Loan B 4.00%, due 9/7/23	7,100,000	7,138,461
	Diebold, Inc. USD Term Loan 5.25%, due 11/6/23	2,000,000	2,011,250
	EIG Investors Corp. 2013 Term Loan 6.48%, due 11/9/19	4,252,239	4,116,698
	Epicor Software Corp. 1st Lien Term Loan 4.75%, due 6/1/22	5,366,848	5,275,166
	Evertec Group LLC New Term Loan B 3.25%, due 4/17/20	1,226,400	1,214,135
	Eze Castle Software, Inc.
	New 1st Lien Term Loan 4.00%, due 4/6/20	1,000,000	995,313
	2016 1st Lien Term Loan 4.50%, due 4/6/20	997,500	992,512
	Go Daddy Operating Co. LLC New Term Loan B 4.25%, due 5/13/21	2,937,412	2,950,998
	Hyland Software, Inc.
	2015 Term Loan 4.75%, due 7/1/22	1,493,954	1,499,556
	2nd Lien Term Loan 8.25%, due 7/1/23 (d)	700,000	701,750
	Infor (U.S.), Inc.
	USD Term Loan B3 3.75%, due 6/3/20	939,474	930,667
	USD Term Loan B5 3.75%, due 6/3/20	4,720,698	4,683,608
	Informatica Corp. USD Term Loan 4.50%, due 8/5/22	1,786,975	1,732,090
	Riverbed Technology, Inc. 2016 Term Loan 5.00%, due 4/24/22	1,262,922	1,272,867
	SS&C Technologies, Inc.
	2015 Term Loan B1 4.00%, due 7/8/22	3,214,944	3,237,332
	2015 Term Loan B2 4.00%, due 7/8/22	399,522	402,304
	Veritas U.S., Inc. USD Term Loan B1 6.625%, due 1/27/23	1,990,000	1,857,333
	VF Holding Corp.. 2016 1st Lien Term Loan 4.75%, due 6/30/23	2,000,000	2,004,062
	Western Digital Corp. USD 2016 Term Loan B1 4.50%, due 4/29/23	2,194,500	2,217,817
	Zebra Technologies Corp. 2016 Term Loan B 4.089%, due 10/27/21	2,805,195	2,835,438
			64,702,878
	Finance 1.3%
	Alliant Holdings I, Inc. 2015 Term Loan B 4.753%, due 8/12/22	1,843,333	1,841,359
	Brand Energy & Infrastructure Services, Inc. New Term Loan B 4.75%, due 11/26/20	1,327,085	1,309,666
	Duff & Phelps Investment Management Co.
	Term Loan B 4.75%, due 4/23/20	1,614,566	1,616,084
	Term Loan B1 4.75%, due 4/23/20	982,500	983,424
	Istar Financial, Inc. 2016 Term Loan B 5.50%, due 7/1/20	1,399,932	1,413,063
	On Assignment, Inc. 2016 Term Loan 3.50%, due 6/3/22	1,708,000	1,718,675
	UFC Holdings LLC 1st Lien Term Loan 5.00%, due 8/18/23	1,875,000	1,885,380
			10,767,651
	Healthcare, Education & Childcare 9.0%
	Acadia Healthcare Co., Inc. Term Loan B2 3.75%, due 2/16/23	1,302,160	1,311,926
	Akorn, Inc. Term Loan B 5.25%, due 4/16/21	2,308,726	2,331,813
	Alvogen Pharma U.S., Inc. Term Loan 6.00%, due 4/2/22	2,231,762	2,232,693
	AmSurg Corp. 1st Lien Term Loan B 3.50%, due 7/16/21	3,719,400	3,721,260
¤	Community Health Systems, Inc.
	Term Loan G 3.75%, due 12/31/19	2,353,553	2,306,155
	Term Loan H 4.00%, due 1/27/21	4,330,475	4,248,196
	Term Loan F 4.083%, due 12/31/18	1,187,407	1,180,135
	Concentra, Inc. 1st Lien Term Loan 4.001%, due 6/1/22	2,779,954	2,776,479
	Curo Health Services Holdings, Inc. 2015 1st Lien Term Loan 6.50%, due 2/7/22	1,032,522	1,033,382
	DaVita HealthCare Partners, Inc. Term Loan B 3.50%, due 6/24/21	5,331,774	5,355,100
	Envision Healthcare Corp. Initial Term Loan 4.25%, due 5/25/18	3,104,082	3,106,668
	ExamWorks Group, Inc. Term Loan 4.75%, due 7/27/23	1,500,000	1,507,032
	Grifols Worldwide Operations USA, Inc. USD Term Loan B 3.448%, due 2/27/21	2,947,103	2,970,341
	HCA, Inc.
	Term Loan B7 3.588%, due 2/15/24	2,612,200	2,631,791
	Term Loan B6 3.774%, due 3/17/23	1,849,754	1,869,987
	IMS Health, Inc. New USD Term Loan 3.50%, due 3/17/21	1,540,149	1,545,283
	Inventiv Health, Inc. 2016 Term Loan B TBD, due 9/28/23	1,500,000	1,500,450
	Jaguar Holding Co. II 2015 Term Loan B 4.25%, due 8/18/22	3,815,126	3,825,618
	Kindred Healthcare, Inc. New Term Loan 4.25%, due 4/9/21	2,038,796	2,031,150
	Kinetic Concepts, Inc. USD Term Loan F1 5.00%, due 11/4/20	4,311,501	4,345,635
	Lasis Healthcare LLC Term Loan B2 4.50%, due 5/3/18	553,459	546,886
	Onex Carestream Finance, L.P.
	1st Lien Term Loan 5.00%, due 6/7/19	5,089,078	4,712,486
	2nd Lien Term Loan 9.50%, due 12/7/19 (d)	1,723,401	1,563,986
	Opal Acquisition, Inc. Term Loan B 5.00%, due 11/27/20	2,718,941	2,526,350
	Ortho-Clinical Diagnostics, Inc. Term Loan B 4.75%, due 6/30/21	2,614,053	2,558,505
	Press Ganey Holdings, Inc. 1st Lien Term Loan TBD, due 9/20/23	1,000,000	1,001,250
	Quintiles Transnational Corp. 2015 Term Loan B 3.25%, due 5/12/22	1,185,000	1,183,519
	RPI Finance Trust Term Loan B4 3.588%, due 11/9/20	2,025,259	2,032,130
	Select Medical Corp. Series E Term Loan B 6.00%, due 6/1/18	2,468,735	2,471,821
	Sterigenics-Nordion Holdings LLC 2015 Term Loan B 4.25%, due 5/15/22	1,732,500	1,730,334
	Surgical Care Affiliates, Inc. Term Loan B 4.25%, due 3/17/22	985,000	987,052
			73,145,413
	Home and Office Furnishings, Housewares & Durable Consumer Products 0.5%
	Serta Simmons Holdings LLC Term Loan 4.25%, due 10/1/19	3,985,334	3,993,428

	Hotels, Motels, Inns & Gaming 4.7%
	Affinity Gaming, LLC Initial Term Loan 5.00%, due 7/1/23	1,662,500	1,661,115
	Caesars Entertainment Operating Co.
	Extended Term Loan B5 10.25%, due 3/1/17 (e)	2,415,033	2,586,097
	Extended Term Loan B6 11.25%, due 3/1/17 (e)	1,850,914	2,019,810
	Term Loan B7 (Non RSA) 13.25%, due 3/1/17 (e)	1,075,423	1,231,359
	Caesars Entertainment Resort Properties LLC Term Loan B 7.00%, due 10/11/20	2,418,940	2,403,822
	CityCenter Holdings LLC Term Loan B 4.25%, due 10/16/20	2,884,859	2,901,086
	ESH Hospitality, Inc. 2016 Term Loan B 3.75%, due 8/30/23	1,000,000	1,006,429
	Hilton Worldwide Finance LLC
	Term Loan B2 3.097%, due 10/25/23	3,114,116	3,134,690
	Term Loan B1 3.50%, due 10/26/20	304,626	305,497
	La Quinta Intermediate Holdings LLC Term Loan B 3.75%, due 4/14/21	3,323,413	3,302,642
	MGM Growth Properties Operating Partnership L.P. 2016 Term Loan B 4.00%, due 4/25/23	5,107,667	5,150,765
	Pinnacle Entertainment, Inc. Term Loan B 3.75%, due 4/28/23	586,250	586,250
¤	Scientific Games International, Inc. 2014 Term Loan B1 6.00%, due 10/18/20	7,293,750	7,313,290
	Station Casinos LLC 2016 Term Loan B 3.75%, due 6/8/23	4,707,303	4,723,191
			38,326,043
	Insurance 2.1%
	Asurion LLC
	New Term Loan B1 5.00%, due 5/24/19	808,597	810,281
	Term Loan B4 5.00%, due 8/4/22	2,599,409	2,609,157
	New 2nd Lien Term Loan 8.50%, due 3/3/21	1,000,000	992,250
	Hub International, Ltd. Term Loan B 4.00%, due 10/2/20	4,338,801	4,336,089
	MPH Acquisition Holdings LLC 2016 Term Loan B 5.00%, due 6/7/23	2,870,317	2,904,657
	Sedgwick Claims Management Services, Inc.
	1st Lien Term Loan 3.75%, due 3/1/21	2,018,949	1,997,917
	2nd Lien Term Loan 6.75%, due 2/28/22	3,400,000	3,374,500
			17,024,851
	Leisure, Amusement, Motion Pictures & Entertainment 2.1%
	Boyd Gaming Corp.
	Term Loan B2 3.845%, due 9/15/23	2,500,000	2,513,750
	Term Loan B 4.00%, due 8/14/20	503,348	504,921
	Creative Artists Agency LLC Term Loan B 5.00%, due 12/17/21	1,358,839	1,362,236
	Fitness International LLC Term Loan B 6.00%, due 7/1/20	2,350,665	2,343,809
	LTF Merger Sub, Inc. Term Loan B 4.25%, due 6/10/22	1,618,140	1,618,140
	Regal Cinemas Corp. 2016 Term Loan 3.50%, due 4/1/22	1,630,701	1,638,402
	SeaWorld Parks & Entertainment, Inc. Incremental Term Loan B3 4.088%, due 5/14/20	1,316,786	1,319,090
	William Morris Endeavor Entertainment LLC
	1st Lien Term Loan 5.25%, due 5/6/21	1,869,469	1,874,610
	2nd Lien Term Loan 8.25%, due 5/6/22	1,200,000	1,197,750
	WMG Acquisition Corp. New Term Loan 3.75%, due 7/1/20	2,491,632	2,486,182
			16,858,890
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 1.9%
	Apex Tool Group LLC Term Loan B 4.50%, due 1/31/20	3,499,087	3,446,601
	CPM Holdings, Inc. Term Loan B 6.00%, due 4/11/22	1,481,250	1,486,805
	Generac Power Systems, Inc. Term Loan B 3.50%, due 5/31/20	1,726,251	1,724,633
	Manitowoc Foodservice, Inc. 2016 Term Loan B 5.75%, due 3/3/23	1,547,009	1,563,445
	Rexnord LLC 1st Lien Term Loan B 4.00%, due 8/21/20	6,368,639	6,363,334
	Silver II U.S. Holdings LLC Term Loan 4.00%, due 12/13/19	1,283,416	1,198,069
			15,782,887
	Mining, Steel, Iron & Non-Precious Metals 1.7%
	Ameriforge Group, Inc. 1st Lien Term Loan 5.00%, due 12/19/19 (d)	2,928,684	1,317,908
	Fairmount Minerals, Ltd. New Term Loan B2 4.50%, due 9/5/19	1,959,596	1,750,164
	Gates Global, Inc. Term Loan B 4.25%, due 7/6/21	1,360,023	1,338,166
	McJunkin Red Man Corp. New Term Loan 5.00%, due 11/8/19 (d)	1,288,418	1,251,376
	Minerals Technologies, Inc. 2015 Term Loan B1 3.75%, due 5/9/21	1,432,220	1,439,381
	Novelis, Inc. 2015 Term Loan B 4.00%, due 6/2/22	5,283,125	5,301,616
	Zekelman Industries, Inc. Term Loan B 6.00%, due 6/14/21	1,791,195	1,815,824
			14,214,435
	Oil & Gas 1.9%
	Ascent Resources-Marcellus LLC
	1st Lien Term Loan 5.25%, due 8/4/20 (d)	1,000,000	545,833
	2nd Lien Term Loan 8.50%, due 8/4/21 (d)	250,000	19,062
	Chesapeake Energy Corp. Term Loan 8.50%, due 8/23/21	2,166,667	2,267,417
	CITGO Holding, Inc. 2015 Term Loan B 9.50%, due 5/12/18	1,296,959	1,310,334
	Energy Transfer Equity, L.P. 2015 Term Loan 4.042%, due 12/2/19	3,717,647	3,712,071
	EP Energy LLC 2016 Term Loan 9.75%, due 6/30/21	2,437,500	2,388,750
	Fieldwood Energy LLC
	New 1st Lien Term Loan 8.00%, due 8/31/20	305,556	248,264
	1st Lien Last Out Term Loan 8.375%, due 9/30/20	412,500	288,750
	HGIM Corp. Term Loan B 5.50%, due 6/18/20 (d)	788,927	493,079
	Philadelphia Energy Solutions LLC Term Loan B 6.25%, due 4/4/18	1,258,690	1,120,234
	Samson Investment Co. New 2nd Lien Term Loan TBD, due 9/25/18 (d)(e)	2,612,500	711,906
	Seadrill Partners Finco LLC Term Loan B 4.00%, due 2/21/21 (d)	2,027,094	1,007,847
	Western Refining, Inc. Term Loan B 5.25%, due 11/12/20	1,458,750	1,454,191
			15,567,738
	Personal & Nondurable Consumer Products (Manufacturing Only) 1.7%
	ABC Supply Co., Inc. Term Loan 3.50%, due 4/16/20	2,152,500	2,156,267
	Hillman Group, Inc. (The) Term Loan B 4.50%, due 6/30/21	2,464,704	2,470,866
	Prestige Brands, Inc. Term Loan B3 3.50%, due 9/3/21	719,583	721,382
	Revlon Consumer Products Corp. 2016 Term Loan B 4.25%, due 9/7/23	1,583,333	1,586,726
	Spectrum Brands, Inc. USD Term Loan 3.503%, due 6/23/22	1,913,953	1,918,499
	SRAM LLC New Term Loan B 4.011%, due 4/10/20	3,119,869	3,026,273
	Varsity Brands, Inc. 1st Lien Term Loan 5.00%, due 12/11/21	1,965,000	1,968,930
			13,848,943
	Personal Transportation 0.2%
	United Airlines, Inc. New Term Loan B 3.25%, due 4/1/19	1,432,805	1,432,805
	Personal, Food & Miscellaneous Services 0.5%
	Weight Watchers International, Inc. Term Loan B2 4.00%, due 4/2/20	1,294,521	982,218
	Yum! Brands, Inc. 1st Lien Term Loan B 3.281%, due 6/16/23	2,992,500	3,013,875
			3,996,093
	Printing & Publishing 2.0%
	Cengage Learning Acquisitions, Inc. 2016 Term Loan B 5.25%, due 6/7/23	1,295,642	1,293,790
	Checkout Holding Corp. 1st Lien Term Loan 4.50%, due 4/9/21	1,369,454	1,246,203
	Getty Images, Inc. Term Loan B 4.75%, due 10/18/19	1,161,293	972,583
	McGraw-Hill Global Education Holdings LLC 2016 Term Loan B 5.00%, due 5/4/22	2,244,375	2,254,475
	Penton Media, Inc.
	2015 Term Loan 4.75%, due 10/3/19	1,655,514	1,653,445
	New 2nd Lien Term Loan 9.00%, due 10/2/20	1,159,386	1,159,386
	SRS Distribution, Inc. 2015 Term Loan B TBD, due 8/25/22	1,500,000	1,505,625
	Tribune Media Co. Term Loan 3.75%, due 12/27/20	3,422,434	3,439,546
	Vertiv Co. Term Loan B TBD, due 9/29/23	2,666,667	2,586,664
			16,111,717
	Retail Store 5.6%
	American Tire Distributors Holdings, Inc. 2015 Term Loan 5.25%, due 9/1/21	1,072,823	1,056,731
	Belk, Inc. Term Loan 5.75%, due 12/12/22	1,465,967	1,332,460
	BJ's Wholesale Club, Inc.
	New 1st Lien Term Loan 4.50%, due 9/26/19	3,816,027	3,818,195
	New 2nd Lien Term Loan 8.50%, due 3/26/20	522,499	523,544
	CNT Holdings III Corp. Term Loan B 5.25%, due 1/22/23	1,995,000	1,998,491
	Harbor Freight Tools USA, Inc. 2016 Term Loan B 4.00%, due 8/19/23	4,591,261	4,614,218
	J. Crew Group, Inc. Term Loan B 4.00%, due 3/5/21	994,911	783,137
	Leslie's Poolmart, Inc. 2016 Term Loan 5.25%, due 8/16/23	4,000,000	4,025,000
¤	Michaels Stores, Inc. 2016 Term Loan B1 3.75%, due 1/27/23	8,169,111	8,192,940
	NBTY, Inc. USD Term Loan B 5.00%, due 5/5/23	2,660,000	2,668,866
	Neiman Marcus Group, Inc. (The) 2020 Term Loan 4.25%, due 10/25/20	1,876,934	1,730,801
	Party City Holdings, Inc. 2015 Term Loan B 4.472%, due 8/19/22	4,474,551	4,484,936
	Petco Animal Supplies, Inc. 2016 Term Loan B1 5.00%, due 1/26/23	2,653,333	2,674,340
	PetSmart, Inc. Term Loan B1 4.25%, due 3/11/22	5,832,734	5,840,024
	Pilot Travel Centers LLC 2016 Term Loan B 3.274%, due 5/25/23	2,329,833	2,340,900
			46,084,583
	Telecommunications 2.2%
	Avaya, Inc. Term Loan B6 6.50%, due 3/30/18	355,954	268,968
	Level 3 Financing, Inc.
	2015 Term Loan B2 3.50%, due 5/31/22	1,440,000	1,447,800
	New 2019 Term Loan 4.00%, due 8/1/19	3,200,000	3,213,002
	2013 Term Loan B 4.00%, due 1/15/20	2,000,000	2,009,376
	LTS Buyer LLC 1st Lien Term Loan 4.088%, due 4/13/20	2,902,500	2,895,969
	Mitel U.S. Holdings, Inc. 2015 Term Loan 5.50%, due 4/29/22	2,689,312	2,706,120
	Syniverse Holdings, Inc. Term Loan 4.00%, due 4/23/19	2,547,482	2,246,031
	T-Mobile USA, Inc. Term Loan B 3.50%, due 11/9/22	3,374,500	3,396,195
			18,183,461
	Utilities 4.2%
	Astoria Energy LLC Term Loan B 5.00%, due 12/24/21	2,452,221	2,390,915
	Calpine Corp. Term Loan B5 3.59%, due 5/27/22	4,772,917	4,781,866
	Dayton Power & Light Co. (The) Term Loan B 4.00%, due 8/24/22	500,000	505,000
	Dynegy Holdings, Inc. Term Loan B2 4.00%, due 4/23/20	3,031,196	3,037,510
	Dynegy, Inc. Escrow 5.00%, due 6/27/23	1,666,667	1,674,768
	EIF Channelview Cogeneration LLC Term Loan B 4.255%, due 5/8/20	769,240	730,778
	Energy Future Intermediate Holding Co. LLC DIP Term Loan 4.25%, due 12/19/16	5,000,000	5,010,415
	Entergy Rhode Island State Energy, L.P. Term Loan B 5.75%, due 12/17/22	992,500	957,763
	Essential Power LLC Term Loan B 4.75%, due 8/8/19	3,137,087	3,117,480
	Granite Acquisition, Inc.
	Term Loan B 5.00%, due 12/19/21	1,978,558	1,943,438
	Term Loan C 5.00%, due 12/19/21	88,607	87,034
	2nd Lien Term Loan B 8.25%, due 12/19/22	800,000	751,666
	NRG Energy, Inc. 2016 Term Loan B 3.50%, due 6/30/23	2,992,500	2,997,488
	Southeast PowerGen LLC Term Loan B 4.50%, due 12/2/21	875,140	853,262
	Texas Competitive Electric Holdings Co. LLC
	Non-Extended Term Loan TBD, due 10/10/16	1,750,000	505,313
	Extended Term Loan TBD, due 10/10/17	1,750,000	507,773
	2016 DIP Term Loan B 5.00%, due 10/31/17	3,257,143	3,274,243
	2016 DIP Term Loan C 5.00%, due 10/31/17	742,857	746,757
			33,873,469
	Total Floating Rate Loans (Cost $711,779,117)		704,700,129

	Foreign Floating Rate Loans 9.1% (c)
	Broadcasting & Entertainment 0.4%
	Virgin Media Investment Holdings, Ltd. USD Term Loan F 3.649%, due 6/30/23	3,366,606	3,377,827
	Chemicals, Plastics & Rubber 0.7%
	Allnex (Luxembourg) & Cy S.C.A. 2016 USD Term Loan B2 5.00%, due 9/13/23	1,111,952	1,120,986
	Flint Group GmbH USD Term Loan C 4.50%, due 9/7/21	409,551	408,527
	Trinseo Materials Operating S.C.A. Term Loan B 4.25%, due 11/5/21	3,695,725	3,706,812
			5,236,325
	Commercial Services 0.2%
	Camelot UK Holdco, Ltd. Term Loan B TBD, due 9/7/23	1,500,000	1,500,470

	Containers, Packaging & Glass 0.1%
	KP Germany Erste GmbH 1st Lien Term Loan 5.00%, due 4/28/20	325,225	326,851

	Electronics 0.9%
	Avago Technologies Cayman, Ltd. USD Term Loan B3 3.524%, due 2/1/23	5,870,903	5,938,788
	NXP B.V. Term Loan F 3.405%, due 12/7/20	1,599,602	1,606,101
			7,544,889
	Healthcare, Education & Childcare 1.4%
	DPx Holdings B.V. 2014 USD Incremental Term Loan 4.25%, due 3/11/21	1,675,715	1,672,921
	Endo Luxembourg Finance Co., I S.A R.L. 2015 Term Loan B 3.75%, due 9/26/22	1,980,013	1,975,063
	Mallinckrodt International Finance S.A.
	Term Loan B 3.338%, due 3/19/21	975,000	971,953
	Incremental Term Loan B1 3.588%, due 3/19/21	1,473,684	1,470,921
	Valeant Pharmaceuticals International, Inc.
	Series D2 Term Loan B 5.00%, due 2/13/19	484,902	483,790
	Series E Term Loan B 5.25%, due 8/5/20	3,206,155	3,203,930
	Term Loan B F1 5.50%, due 4/1/22	1,484,924	1,488,265
			11,266,843
	Hotels, Motels, Inns & Gaming 0.3%
	Amaya Holdings B.V.
	USD 1st Lien Term Loan 5.00%, due 8/1/21	2,352,225	2,345,610
	USD 2nd Lien Term Loan 8.00%, due 8/1/22	243,750	242,760
			2,588,370
	Leisure, Amusement, Motion Pictures & Entertainment 1.6%
	Bombardier Recreational Products, Inc. 2016 Term Loan B 3.75%, due 6/30/23	2,743,848	2,745,563
	Delta 2 (Luxembourg) S.A.R.L.
	USD Term Loan B3 4.75%, due 7/30/21	4,766,667	4,769,646
	USD 2nd Lien Term Loan 7.75%, due 7/31/22	1,200,000	1,201,500
	Travelport Finance (Luxembourg) S.A.R.L. 2016 Term Loan B 5.00%, due 9/2/21	4,333,602	4,348,951
			13,065,660
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.4%
	Husky Injection Molding Systems, Ltd.
	1st Lien Term Loan 4.25%, due 6/30/21	2,949,185	2,940,892
	2nd Lien Term Loan 7.25%, due 6/30/22	509,304	506,917
			3,447,809
	Media 0.2%
	Trader Corp. Term Loan TBD, due 8/9/23	1,400,000	1,398,250

	Mining, Steel, Iron & Non-Precious Metals 0.4%
	FMG Resources (August 2006) Pty, Ltd. New Term Loan B 3.75%, due 6/30/19	3,557,289	3,552,842

	Oil & Gas 0.1%
	Drillships Financing Holding, Inc. Term Loan B1 6.00%, due 3/31/21 (d)	1,447,466	725,542
	Pacific Drilling S.A. Term Loan B 4.50%, due 6/3/18 (d)	1,505,000	415,129
			1,140,671
	Personal, Food & Miscellaneous Services 0.7%
	1011778 B.C. Unlimited Liability Co. Term Loan B2 3.75%, due 12/10/21	5,632,007	5,662,516

	Printing & Publishing 0.4%
	Springer Science+Business Media Deutschland GmbH USD Term Loan B9 4.75%, due 8/14/20	3,630,313	3,513,841

	Telecommunications 1.3%
	Intelsat Jackson Holdings S.A. Term Loan B2 3.75%, due 6/30/19	4,139,180	3,934,440
	Telesat USD Term Loan B2 3.50%, due 3/28/19	6,608,561	6,606,499
			10,540,939
	Total Foreign Floating Rate Loans (Cost $75,844,226)		74,164,103
	Total Long-Term Bonds (Cost $798,611,550)		790,047,045

		Shares
	Affiliated Investment Company 1.0%
	Fixed Income Fund 1.0%
¤	MainStay High Yield Corporate Bond Fund Class I	1,354,128	7,799,778

	Total Affiliated Investment Company (Cost $7,902,447)		7,799,778

	Common Stocks 0.0%‡
	Healthcare, Education & Childcare 0.0%‡
	Millennium Laboratories, Inc. (f)	14,763	6,348

	Oil & Gas 0.0%‡
	Templar Energy Corp. Class B (d)(f)(g)	36,393	3,639
	Templar Energy LLC Class A (d)(f)(g)	36,029	360,292
			363,931
	Total Common Stocks (Cost $360,291)		370,279

Preferred Stock 0.0%‡
Oil & Gas 0.0%‡
Templar Energy Corp. (d)(f)(g)	45,288	227,580

Total Preferred Stock (Cost $227,580)		227,580

Short-Term Investments 5.6%	Principal Amount
Repurchase Agreement 0.2%
Fixed Income Clearing Corp. 0.03%, dated 9/30/16 due 10/3/16 Proceeds at Maturity $1,481,643 (Collateralized by a United States Treasury Note with a rate of 2.50% and a maturity date of 8/15/23, with a Principal Amount of $1,405,000 and a Market Value of $1,515,644)	$1,481,640	1,481,640
Total Repurchase Agreement (Cost $1,481,640)		1,481,640

U.S. Government 5.4%
United States Treasury Bills
0.128%, due 11/3/16 (h)	2,247,000	2,246,740
0.159%, due 11/3/16 (h)	1,205,000	1,204,827
0.167%, due 10/20/16 (h)	1,750,000	1,749,848
0.224%, due 10/27/16 (h)	21,752,000	21,748,536
0.239%, due 10/6/16 (h)	17,069,000	17,068,450
Total U.S. Government (Cost $44,018,401)		44,018,401
Total Short-Term Investments (Cost $45,500,041)		45,500,041
Total Investments (Cost $852,601,909) (i)	103.4%	843,944,723
Other Assets, Less Liabilities	(3.4)	(27,430,018)
Net Assets	100.0%	$816,514,705

¤	Among the Portfolio's 10 largest issuers held, as of September 30, 2016, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of September 30, 2016.
(c)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown was the weighted average interest rate of all contracts within the floating rate loan facility as of September 30, 2016.
(d)	Illiquid security - As of September 30, 2016, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $13,455,105, which represented 1.6% of the Portfolio's net assets.
(e)	Issue in default.
(f)	Non-income producing security.
(g)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2016, the total market value of these securities was $591,511, which represented 0.1% of the Portfolio's net assets.
(h)	Interest rate shown represents yield to maturity.
(i)	As of September 30, 2016, cost was $852,014,150 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$5,517,219
Gross unrealized depreciation	(13,586,646)
Net unrealized depreciation	$(8,069,427)

The following abbreviation is used in the preceding pages:
TBD	—To be determined

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$11,182,813	$—	$11,182,813
Floating Rate Loans (b)	—	650,341,705	54,358,424	704,700,129
Foreign Floating Rate Loans (c)	—	73,755,576	408,527	74,164,103
Total Long-Term Bonds	—	735,280,094	54,766,951	790,047,045
Affiliated Investment Company
Fixed Income Fund	7,799,778	—	—	7,799,778
Common Stocks (d)	6,348	—	363,931	370,279
Preferred Stock (e)	—	—	227,580	227,580
Short-Term Investments
Repurchase Agreement	—	1,481,640	—	1,481,640
U.S. Government	—	44,018,401	—	44,018,401
Total Short-Term Investments	—	45,500,041	—	45,500,041
Total Investments in Securities	$7,806,126	$780,780,135	$55,358,462	$843,944,723

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $54,358,424 are held within the Floating Rate Loans section of the Portfolio of Investments.

(c)	The Level 3 security valued at $408,527 is held within the Foreign Floating Rate Loans section of the Portfolio of Investments.

(d)	The Level 3 securities valued at $363,931 are held in Oil & Gas within the Common Stocks section of the Portfolio of Investments.

(e)	The Level 3 security valued at $227,580 is held in Oil & Gas within the Preferred Stock Section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2016, securities with a market value of $16,348,041 transferred from Level 2 to Level 3. The transfer occurred as a result of utilizing significant unobservable inputs. As of December 31, 2015, the fair value obtained from these floating rate loans, from an independent pricing service, utilized significant observable inputs.

As of September 30, 2016, securities with a market value of $13,572,954 transferred from Level 3 to Level 2. The transfer occurred as a result of utilizing significant observable inputs. As of December 31, 2015, the fair value obtained from these floating rate loans, from an independent pricing service, utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		Sales (a)	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of September 30, 2016
Long-Term Bonds
Floating Rate Loans
Automobile	$4,846,258	$2,118	$29,043	$5,601	$2,357,535		$(1,781,250)	$-	$(3,087,274)	$2,372,031	$5,601
Banking	656,667	-	-	-	-		-	-	(656,667)	-	-
Beverage, Food & Tobacco	-	2,427	6,127	37,777	-		(377,842)	2,429,440	-	2,097,929	37,777
Buildings & Real Estate	-	12	-	(31)	1,990,019		-	-	-	1,990,000	(31)
Chemicals, Plastics & Rubber	1,039,708	597	(1,475)	127,973	7,279,330		(1,060,060)	1,061,344	-	8,447,417	127,973
Containers, Packaging & Glass	-	614	78	(25,454)	-		(39,917)	1,899,072	-	1,834,393	(25,454)
Diversified/Conglomerate Manufacturing	6,843,580	375	10,344	272,734	-		(3,807,163)	-	-	3,319,870	258,545
Diversified/Conglomerate Service	4,391,708	8,594	458	185,840	4,025,675		(644,962)	654,040	(473,276)	8,148,077	185,665
Ecological	1,783,119	21	(102)	64,883	-		(50,500)	-	(127,409)	1,670,012	62,965
Electronics	2,334,163	4,158	17,939	161,235	996,894		(1,515,890)	1,188,015	-	3,186,514	161,033
Finance	2,695,000	4,906	16,658	33,436	-		(2,750,000)	-	-	-	33,436
Healthcare, Education & Childcare	5,428,349	674	(4,059)	207,316	4,457,458		(577,989)	4,474,674	(5,428,350)	8,558,073	207,316
Media	-	-	-	1,500	1,396,750		-	-	-	1,398,250	1,500
Mining, Steel, Iron & Non-Precious Metals	1,192,403	489	(111)	479,470	1,800,458		(27,018)	880,444	(1,192,403)	3,133,732	479,470
Oil & Gas	2,655,891	(123)	8	71,816	417,638		(936,527)	-	(1,919,953)	288,750	71,816
Personal & Nondurable Consumer Products	-	1,570	314	488,278	-		(123,233)	2,659,344	-	3,026,273	488,278
Printing & Publishing	-	740	36	154,263	2,586,667		(10,507)	1,101,668	-	3,832,867	154,263
Utilities	1,677,624	1,612	105	(18,987)	497,531		(7,500)	`	(687,622)	1,462,763	(19,166)
Foreign Floating Rate Loans		-			-
Chemicals, Plastics & Rubber	2,003,869	(692)	(2,997)	11,231	-		(2,011,411)	-	-	-	11,231
Common Stocks
Oil & Gas	-		-	3,639	360,292	(b)	-	-	-	363,931	3,639
Preferred Stocks
Oil & Gas	-		-	-	227,580	(b)	-	-	-	227,580	-
Total	$37,548,339	$28,092	$72,366	$2,262,520	$28,393,827		$(15,721,769)	$16,348,041	$(13,572,954)	$55,358,462	$2,245,857

(a) Sales include principal reduction.

(b) Security received through a restructure.

MainStay VP Government Portfolio

Portfolio of Investments September 30, 2016 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 99.1% †
	Asset-Backed Securities 2.9%
	Other ABS 2.3%
	Small Business Administration Participation Certificates
	Series 2012-20L, Class 1 1.93%, due 12/1/32	$844,453	$843,429
	Series 2014-20H, Class 1 2.88%, due 8/1/34	851,362	882,733
	Series 2015-20G, Class 1 2.88%, due 7/1/35	1,906,339	1,984,637
	Series 2014-20I, Class 1 2.92%, due 9/1/34	867,375	905,272
	Series 2014-20C, Class 1 3.21%, due 3/1/34	1,647,268	1,748,379
			6,364,450
	Utilities 0.6%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	1,457,940	1,592,102

	Total Asset-Backed Securities (Cost $7,660,656)		7,956,552

	Corporate Bonds 4.9%
	Agriculture 0.4%
	Altria Group, Inc. 2.85%, due 8/9/22	1,170,000	1,221,645

	Banks 0.3%
	Bank of America Corp. 6.875%, due 4/25/18	900,000	970,972

	Electric 1.6%
	Duke Energy Florida Project Finance LLC 2.538%, due 9/1/31	1,900,000	1,915,120
	PECO Energy Co. 1.70%, due 9/15/21	2,420,000	2,428,124
			4,343,244
	Pipelines 0.5%
	Plains All American Pipeline, L.P. / PAA Finance Corp. 5.00%, due 2/1/21	1,200,000	1,302,031

	Real Estate Investment Trusts 0.9%
	Host Hotels & Resorts, L.P. 3.75%, due 10/15/23	2,350,000	2,379,998

	Telecommunications 1.2%
	Crown Castle Towers LLC 4.883%, due 8/15/40 (a)	3,100,000	3,388,133

	Total Corporate Bonds (Cost $13,458,673)		13,606,023

	Mortgage-Backed Securities 1.6%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.2%
	CD 2006-CD3 Mortgage Trust Series 2006-CD3, Class A5 5.617%, due 10/15/48	29,956	29,935
	CD 2007-CD5 Mortgage Trust Series 2007-CD5, Class A4 5.886%, due 11/15/44 (b)	1,044,789	1,071,049
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (a)	530,000	595,563
	GS Mortgage Securities Trust Series 2011-GC5, Class A2 2.999%, due 8/10/44	21,883	21,872
	JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C4, Class A3 4.106%, due 7/15/46 (a)	1,480,640	1,538,825
	LB-UBS Commercial Mortgage Trust Series 2004-C1, Class A4 4.568%, due 1/15/31	105,575	105,553
	Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class A4 5.308%, due 11/15/48	86,084	86,013
			3,448,810
	Residential Mortgages (Collateralized Mortgage Obligations) 0.4%
	Citigroup Mortgage Loan Trust, Inc. Series 2006-AR6, Class 1A1 3.199%, due 8/25/36 (c)	280,541	257,935
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 1.05%, due 2/25/42 (a)(b)(d)(e)	1,020,939	867,961
			1,125,896
	Total Mortgage-Backed Securities (Cost $4,733,015)		4,574,706

	U.S. Government & Federal Agencies 89.7%
	Fannie Mae Strip (Collateralized Mortgage Obligations) 0.0%‡
	Series 360, Class 2, IO 5.00%, due 8/25/35 (f)	169,809	35,207
	Series 361, Class 2, IO 6.00%, due 10/25/35 (f)	35,994	6,414
			41,621
	Federal Home Loan Bank 0.9%
	5.00%, due 11/17/17	2,400,000	2,514,684

	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 24.8%
	2.50%, due 8/1/46	2,026,592	2,044,057
	2.65%, due 2/1/37 (b)	148,383	157,297
	2.707%, due 3/1/35 (b)	25,377	26,574
	2.755%, due 6/1/35 (b)	162,601	171,862
	3.00%, due 4/1/45	3,708,150	3,856,836
	3.00%, due 5/1/45	2,696,221	2,804,332
	3.00%, due 6/1/45	2,544,460	2,646,486
	3.00%, due 7/1/45	1,375,808	1,430,975
	3.00%, due 5/1/46	1,448,187	1,506,255
	3.00%, due 10/1/46 TBA (g)	2,000,000	2,078,281
	3.50%, due 10/1/25	426,677	453,239
	3.50%, due 11/1/25	2,636,439	2,807,531
	3.50%, due 12/1/41	318,104	342,144
	3.50%, due 5/1/42	434,525	459,886
	3.50%, due 7/1/42	336,634	356,267
	3.50%, due 8/1/42	1,116,460	1,204,271
	3.50%, due 6/1/43	1,645,187	1,741,965
	3.50%, due 8/1/43	1,406,372	1,488,844
	3.50%, due 1/1/44	1,399,420	1,481,416
	3.50%, due 5/1/44	1,766,432	1,888,258
	3.50%, due 12/1/45	2,370,693	2,500,742
	3.50%, due 5/1/46	1,269,692	1,339,486
	3.50%, due 10/1/46 TBA (g)	1,810,000	1,909,515
	4.00%, due 3/1/25	1,035,058	1,095,344
	4.00%, due 7/1/25	350,047	371,516
	4.00%, due 8/1/31	657,445	711,429
	4.00%, due 8/1/39	670,735	741,434
	4.00%, due 12/1/40	3,160,479	3,464,318
¤	4.00%, due 2/1/41	5,437,104	5,935,988
¤	4.00%, due 3/1/41	6,041,441	6,622,167
	4.00%, due 1/1/42	3,084,474	3,387,893
	4.00%, due 12/1/42	1,142,270	1,242,665
	4.00%, due 8/1/44	593,246	652,348
	4.00%, due 12/1/45	878,309	942,044
	4.00%, due 2/1/46	2,533,675	2,717,534
	4.50%, due 3/1/41	716,850	793,713
	4.50%, due 5/1/41	1,073,925	1,194,511
	4.50%, due 8/1/41	1,200,714	1,335,538
	5.00%, due 1/1/20	165,366	171,444
	5.00%, due 6/1/33	516,340	577,929
	5.00%, due 8/1/33	286,523	320,542
	5.00%, due 5/1/36	169,438	188,468
	5.00%, due 10/1/39	888,104	1,003,881
	5.50%, due 1/1/21	162,426	172,931
	5.50%, due 1/1/33	349,289	397,109
	6.50%, due 4/1/37	66,743	80,446
			68,817,711
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 39.1%
	2.432%, due 11/1/34 (b)	137,544	143,178
	2.50%, due 9/1/46	299,559	302,352
	2.732%, due 4/1/34 (b)	212,144	226,250
	3.00%, due 10/1/32	1,135,192	1,194,058
	3.00%, due 4/1/43	1,681,394	1,751,507
	3.00%, due 9/1/46	2,987,700	3,066,139
	3.50%, due 11/1/20	1,300,424	1,370,649
	3.50%, due 10/1/25	973,603	1,033,740
¤	3.50%, due 11/1/25	6,827,783	7,255,107
	3.50%, due 9/1/32	3,196,525	3,436,239
	3.50%, due 11/1/32	832,540	888,062
	3.50%, due 2/1/41	1,819,902	1,928,138
	3.50%, due 11/1/41	2,955,991	3,172,759
	3.50%, due 12/1/41	1,025,098	1,101,908
	3.50%, due 1/1/42	2,547,951	2,746,402
	3.50%, due 3/1/42	2,457,625	2,601,398
	3.50%, due 5/1/42	1,151,848	1,222,889
	3.50%, due 8/1/42	2,752,703	2,935,813
	3.50%, due 11/1/42	1,140,548	1,216,458
	3.50%, due 12/1/42	1,418,334	1,523,571
	3.50%, due 2/1/43	1,460,087	1,566,709
	3.50%, due 5/1/43	2,663,295	2,841,339
	3.50%, due 6/1/43	815,808	870,755
	3.50%, due 3/1/45	1,552,753	1,655,954
¤	3.50%, due 10/1/46 TBA (g)	6,220,000	6,563,072
	4.00%, due 9/1/31	1,421,034	1,538,884
	4.00%, due 1/1/41	953,568	1,047,198
	4.00%, due 2/1/41	1,256,881	1,370,395
	4.00%, due 3/1/41	2,023,636	2,231,808
	4.00%, due 10/1/41	577,753	637,022
	4.00%, due 3/1/42	1,694,238	1,835,879
	4.00%, due 6/1/42	807,434	879,194
	4.00%, due 7/1/42	2,326,812	2,532,327
	4.00%, due 8/1/42	1,177,052	1,282,452
	4.00%, due 9/1/42	1,067,604	1,150,806
	4.00%, due 10/1/46 TBA (g)	1,000,000	1,073,984
	4.50%, due 7/1/18	321,965	330,111
	4.50%, due 11/1/18	263,490	270,337
	4.50%, due 6/1/23	374,004	401,950
	4.50%, due 10/1/33	598,252	659,815
	4.50%, due 5/1/39	535,496	597,329
	4.50%, due 6/1/39	731,683	809,699
	4.50%, due 7/1/39	2,353,370	2,633,320
	4.50%, due 8/1/39	3,105,235	3,464,574
	4.50%, due 9/1/39	98,824	110,512
	4.50%, due 9/1/40	2,717,491	3,038,727
	4.50%, due 12/1/40	2,171,278	2,393,698
¤	4.50%, due 1/1/41	4,741,001	5,300,312
	4.50%, due 2/1/41	419,272	467,605
	4.50%, due 8/1/41	2,059,295	2,282,531
	5.00%, due 11/1/17	97,792	100,488
	5.00%, due 9/1/20	14,943	15,355
	5.00%, due 11/1/33	976,678	1,097,340
	5.00%, due 7/1/34	114,398	128,495
	5.00%, due 6/1/35	708,422	790,329
	5.00%, due 10/1/35	184,554	205,402
	5.00%, due 1/1/36	84,392	93,930
	5.00%, due 2/1/36	1,006,280	1,119,884
	5.00%, due 5/1/36	969,559	1,078,562
	5.00%, due 3/1/40	1,395,215	1,578,404
	5.00%, due 2/1/41	2,483,513	2,827,124
	5.50%, due 11/1/17	58,201	59,182
	5.50%, due 6/1/19	173,258	180,045
	5.50%, due 11/1/19	200,367	208,814
	5.50%, due 4/1/21	320,066	339,855
	5.50%, due 6/1/21	28,248	30,243
	5.50%, due 6/1/33	1,191,383	1,353,537
	5.50%, due 11/1/33	777,088	883,419
	5.50%, due 12/1/33	803,319	914,817
	5.50%, due 6/1/34	246,056	280,110
	5.50%, due 3/1/35	350,199	398,501
	5.50%, due 12/1/35	137,501	156,346
	5.50%, due 4/1/36	697,784	791,451
	5.50%, due 1/1/37	234,869	267,937
	5.50%, due 7/1/37	193,069	223,600
	5.50%, due 8/1/37	172,417	195,867
	6.00%, due 12/1/16	1,810	1,813
	6.00%, due 1/1/33	129,704	150,345
	6.00%, due 3/1/33	154,340	178,836
	6.00%, due 9/1/34	26,941	31,093
	6.00%, due 9/1/35	389,215	455,706
	6.00%, due 10/1/35	90,545	105,911
	6.00%, due 4/1/36	297,729	342,194
	6.00%, due 6/1/36	200,287	229,278
	6.00%, due 11/1/36	288,763	332,701
	6.00%, due 4/1/37	46,201	50,012
	6.50%, due 10/1/31	51,301	59,904
	6.50%, due 7/1/32	13,102	15,091
	6.50%, due 2/1/37	54,954	66,935
	6.50%, due 8/1/47	38,109	42,592
			108,336,363
	Government National Mortgage Association (Mortgage Pass-Through Securities) 8.8%
	3.00%, due 8/20/45	2,530,515	2,654,432
	3.00%, due 6/20/46	1,475,248	1,523,946
	3.50%, due 10/1/46 TBA (g)	1,500,000	1,593,164
	4.00%, due 7/15/39	489,037	525,439
	4.00%, due 9/20/40	1,699,633	1,829,481
	4.00%, due 11/20/40	294,569	324,744
	4.00%, due 1/15/41	2,056,164	2,217,446
¤	4.00%, due 10/15/41	4,988,289	5,486,996
	4.50%, due 5/20/40	4,256,618	4,660,364
	5.00%, due 4/15/34	731,415	823,371
	5.00%, due 2/20/41	482,195	535,452
	5.50%, due 6/15/33	1,013,881	1,184,170
	5.50%, due 12/15/35	142,562	161,134
	6.00%, due 8/15/32	152,573	178,797
	6.00%, due 10/15/32	258,021	298,953
	6.50%, due 7/15/28	30,817	35,539
	6.50%, due 8/15/28	33,670	38,829
	6.50%, due 7/15/32	147,772	178,284
			24,250,541
	Overseas Private Investment Corporation 1.1%
	5.142%, due 12/15/23	2,913,609	3,183,337

	Tennessee Valley Authority 3.4%
¤	4.65%, due 6/15/35	4,395,000	5,580,248
	6.25%, due 12/15/17	3,485,000	3,710,019
			9,290,267
	United States Treasury Notes 11.6%
	0.625%, due 10/15/16	2,320,000	2,320,376
	1.625%, due 8/15/22	2,170,000	2,209,162
	1.75%, due 9/30/22	2,000,000	2,049,454
	1.75%, due 5/15/23	2,500,000	2,556,153
¤	1.875%, due 11/30/21	6,900,000	7,127,217
¤	2.00%, due 11/30/20	5,000,000	5,182,810
	2.00%, due 8/15/25	1,500,000	1,552,266
	2.125%, due 12/31/22	2,000,000	2,092,812
¤	2.375%, due 8/15/24	6,500,000	6,925,548
			32,015,798
	Total U.S. Government & Federal Agencies (Cost $238,168,824)		248,450,322

	Total Long-Term Bonds (Cost $264,021,168)		274,587,603

	Short-Term Investment 5.5%
	Repurchase Agreement 5.5%
	Fixed Income Clearing Corp. 0.03%, dated 9/30/16 due 10/3/16 Proceeds at Maturity $15,177,495 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 7/31/20, with a Principal Amount of $15,090,000 and a Market Value of $15,486,113	15,177,457	15,177,457
	Total Short-Term Investment (Cost $15,177,457)		15,177,457
	Total Investments (Cost $279,198,625) (h)	104.6%	289,765,060
	Other Assets, Less Liabilities	(4.6)	(12,720,412)
	Net Assets	100.0%	$277,044,648

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of September 30, 2016.
(c)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2016.
(d)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2016, the total market value of this security was $867,961, which represented 0.3% of the Portfolio's net assets.
(e)	Illiquid security - As of September 30, 2016, the total market value of this security deemed illiquid under procedures approved by the Board of Trustees was $867,961, which represented 0.3% of the Portfolio's net assets.
(f)	Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(g)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of September 30, 2016, the total net market value of these securities was $13,218,016, which represented 4.8% of the Portfolio's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(h)	As of September 30, 2016, cost was $279,198,625 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$10,951,072
Gross unrealized depreciation	(384,637)
Net unrealized appreciation	$10,566,435

As of September 30, 2016, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
5-Year United States Treasury Note	69	December 2016	$8,384,578	$1,465

1.	As of September 30, 2016, cash in the amount of $55,200 was on deposit with a broker for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2016.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$7,956,552	$—	$7,956,552
Corporate Bonds	—	13,606,023	—	13,606,023
Mortgage-Backed Securities (b)	—	3,706,745	867,961	4,574,706
U.S. Government & Federal Agencies	—	248,450,322	—	248,450,322
Total Long-Term Bonds	—	273,719,642	867,961	274,587,603
Short-Term Investment
Repurchase Agreement	—	15,177,457	—	15,177,457
Total Investments in Securities	—	288,897,099	867,961	289,765,060
Other Financial Instruments
Futures Contracts Long (c)	1,465	—	—	1,465
Total Investments in Securities and Other Financial Instruments	$1,465	$288,897,099	$867,961	$289,766,525

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $867,961 is held in Residential Mortgages (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended Septermber 30, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales		Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2016
Long-Term Bonds
Mortgage-Backed Securities
Residential Mortgages (Collateralized Mortgage Obligations)	$906,504	$913	$1,512	$2,061	$-	$(43,029	)(a)	$-	$-	$867,961	$(5,819)

(a)	Sales include principal reductions.

MainStay VP Growth Allocation Portfolio

Portfolio of Investments September 30, 2016 (Unaudited)

	Shares	Value
Affiliated Investment Companies 97.8% †
Equity Funds 97.8%
IQ 50 Percent Hedged FTSE International ETF (a)	623,294	$11,362,650
IQ Global Resources ETF (a)	397,466	10,326,167
MainStay Cushing MLP Premier Fund Class I	413,759	6,160,872
MainStay Emerging Markets Opportunities Fund Class I	605,215	5,283,523
MainStay Epoch Capital Growth Fund Class I (a)	600,164	6,295,723
MainStay Epoch Global Choice Fund Class I (a)	971,836	17,561,070
MainStay Epoch U.S. All Cap Fund Class I (a)	2,598,029	67,730,619
MainStay Epoch U.S. Equity Yield Fund Class I (a)	392,693	5,741,167
MainStay ICAP Equity Fund Class I	793,995	33,768,587
MainStay ICAP International Fund Class I (a)	1,635,767	50,790,563
MainStay International Opportunities Fund Class I (a)	6,019,811	48,880,868
MainStay MAP Fund Class I (a)	1,791,988	67,217,483
MainStay U.S. Equity Opportunities Fund Class I (a)	7,858,531	68,290,631
MainStay VP Absolute Return Multi Strategy Portfolio Initial Class	124,846	1,106,348
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class (a)	1,953,598	17,395,932
MainStay VP Eagle Small Cap Growth Portfolio Initial Class (a)	2,508,188	30,848,296
MainStay VP Emerging Markets Equity Portfolio Initial Class (a)	6,185,815	47,892,382
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class (a)	4,440,753	55,692,767
MainStay VP International Equity Portfolio Initial Class (a)	1,162,878	16,948,353
MainStay VP Large Cap Growth Portfolio Initial Class (a)	4,087,937	86,300,524
MainStay VP Mid Cap Core Portfolio Initial Class (a)	4,553,223	63,209,659
MainStay VP S&P 500 Index Portfolio Initial Class	230,173	10,225,902
MainStay VP Small Cap Core Portfolio Initial Class (a)	3,025,078	32,698,308
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	5,690,645	75,458,919
		837,187,313
Total Affiliated Investment Companies (Cost $858,985,350)		837,187,313

	Principal Amount
Short-Term Investment 2.2%
Repurchase Agreement 2.2%
Fixed Income Clearing Corp. 0.03%, dated 9/30/16 due 10/3/16 Proceeds at Maturity $19,155,318 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 7/31/20, with a Principal Amount of $19,040,000 and a Market Value of $19,539,800)	$19,155,270	19,155,270
Total Short-Term Investment (Cost $19,155,270)		19,155,270
Total Investments (Cost $878,140,620) (b)	100.0%	856,342,583
Other Assets, Less Liabilities	(0.0)‡	(212,012)
Net Assets	100.0%	$856,130,571

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	As of September 30, 2016, cost was $882,515,401 for federal income tax purposes and net unrealized depreciation was as follows:
Gross unrealized appreciation	$8,367,109
Gross unrealized depreciation	(34,539,927)
Net unrealized depreciation	$(26,172,818)

The following abbreviation is used in the preceding pages:

ETF	—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$837,187,313	$—	$—	$837,187,313
Short-Term Investment
Repurchase Agreement	—	19,155,270	—	19,155,270
Total Investments in Securities	$837,187,313	$19,155,270	$—	$856,342,583

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2016, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP High Yield Corporate Bond Portfolio

Portfolio of Investments September 30, 2016 (Unaudited)

		Principal Amount	Value
	Convertible Bonds 2.7% †
	Auto Parts & Equipment 0.6%
¤	Exide Technologies 7.00% (7.00% PIK), due 4/30/25 (a)(b)(c)(d)	$23,894,214	$17,203,834

	Media 0.3%
	DISH Network Corp. 3.375%, due 8/15/26 (d)	9,475,000	10,422,500

	Mining 0.7%
	Detour Gold Corp. 5.50%, due 11/30/17	18,642,000	19,399,331

	Oil & Gas 0.6%
¤	Comstock Resources, Inc.
	7.75% (7.75% PIK), due 4/1/19 (a)	9,659,000	7,099,365
	9.50%, (9.50% PIK), due 6/15/20 (a)	9,185,000	6,750,975
	Stone Energy Corp. 1.75%, due 3/1/17 (e)	9,110,000	5,403,369
			19,253,709
	Real Estate Investment Trusts 0.5%
	VEREIT, Inc. 3.75%, due 12/15/20	14,055,000	14,380,092
	Total Convertible Bonds (Cost $86,752,156)		80,659,466
	Corporate Bonds 91.3%
	Advertising 0.6%
	Lamar Media Corp.
	5.375%, due 1/15/24	5,447,000	5,719,350
	5.75%, due 2/1/26	2,935,000	3,162,463
	5.875%, due 2/1/22	1,525,000	1,587,906
	Outfront Media Capital LLC / Outfront Media Capital Corp.
	5.25%, due 2/15/22	3,495,000	3,634,800
	5.625%, due 2/15/24	2,880,000	2,995,200
			17,099,719
	Aerospace & Defense 1.3%
	KLX, Inc. 5.875%, due 12/1/22 (d)	9,575,000	9,910,125
	Orbital ATK, Inc.
	5.25%, due 10/1/21	4,270,000	4,440,800
	5.50%, due 10/1/23	2,775,000	2,906,813
	Spirit AeroSystems, Inc. 5.25%, due 3/15/22	5,809,000	6,105,764
	TransDigm, Inc.
	5.50%, due 10/15/20	5,780,000	5,953,400
	6.00%, due 7/15/22	2,760,000	2,911,800
	6.375%, due 6/15/26 (d)	1,950,000	2,013,375
	6.50%, due 7/15/24	2,000,000	2,105,000
	6.50%, due 5/15/25	2,280,000	2,374,050
			38,721,127
	Apparel 0.3%
	Hanesbrands, Inc. 4.875%, due 5/15/26 (d)	2,750,000	2,811,875
	William Carter Co. (The) 5.25%, due 8/15/21	5,380,000	5,625,489
			8,437,364
	Auto Manufacturers 0.9%
	Allied Specialty Vehicles, Inc. 8.50%, due 11/1/19 (d)	9,875,000	10,195,937
	Ford Holdings LLC 9.30%, due 3/1/30	6,970,000	10,110,090
	General Motors Financial Co., Inc.
	4.75%, due 8/15/17	1,000,000	1,027,046
	6.75%, due 6/1/18	6,125,000	6,591,780
			27,924,853
	Auto Parts & Equipment 4.1%
	Adient Global Holdings, Ltd. 4.875%, due 8/15/26 (d)	4,770,000	4,775,962
	Allison Transmission, Inc. 5.00%, due 10/1/24 (d)	3,595,000	3,684,875
¤	Exide Technologies 11.00% (4.00% Cash and 7.00% PIK), due 4/30/20 (a)(b)(c)(d)	21,145,821	18,164,260
¤	Exide Technologies, Inc. (Escrow Claim Shares) 8.625%, due 2/1/18 (b)(c)(d)(f)	20,190,000	20,190
	Goodyear Tire & Rubber Co. (The) 5.125%, due 11/15/23	2,780,000	2,898,150
	IHO Verwaltungs GmbH
	4.125% (4.125% Cash or 4.875% PIK), due 9/15/21 (a)(d)	4,230,000	4,272,300
	4.50% (4.50% Cash or 5.25% PIK), due 9/15/23 (a)(d)	8,830,000	8,912,737
	4.75% (4.75% Cash or 5.50% PIK), due 9/15/26 (a)(d)	5,510,000	5,537,550
	International Automotive Components Group S.A. 9.125%, due 6/1/18 (d)	4,775,000	4,673,531

	Meritor, Inc.
	6.25%, due 2/15/24	4,000,000	3,830,000
	6.75%, due 6/15/21	970,000	977,275
	Nexteer Automotive Group, Ltd. 5.875%, due 11/15/21 (d)	3,840,000	4,070,400
¤	Schaeffler Finance B.V.
	4.25%, due 5/15/21 (d)	6,335,000	6,493,375
	4.75%, due 5/15/21 (d)	14,280,000	14,786,940
	4.75%, due 5/15/23 (d)	7,045,000	7,291,575
	Schaeffler Holding Finance B.V.
	6.25% (6.25% Cash or 7.00% PIK), due 11/15/19 (a)(d)	5,380,000	5,575,025
	6.75% (6.75% Cash or 7.50% PIK), due 11/15/22 (a)(d)	8,686,560	9,924,395
	6.875% (6.875% Cash or 7.625% PIK), due 8/15/18 (a)(d)	6,495,000	6,609,312
	Tenneco, Inc. 5.00%, due 7/15/26	3,375,000	3,417,188
	Titan International, Inc. 6.875%, due 10/1/20	1,480,000	1,394,900
	ZF North America Capital, Inc.
	4.50%, due 4/29/22 (d)	70,000	74,227
	4.75%, due 4/29/25 (d)	5,980,000	6,279,000
			123,663,167
	Banks 0.2%
	Provident Funding Associates, L.P. / PFG Finance Corp. 6.75%, due 6/15/21 (d)	6,965,000	7,025,944

	Biotechnology 0.2%
	AMAG Pharmaceuticals, Inc. 7.875%, due 9/1/23 (d)	7,530,000	7,191,150

	Building Materials 1.5%
	BMC East LLC 5.50%, due 10/1/24 (d)	2,345,000	2,345,000
	Boise Cascade Co. 6.375%, due 11/1/20	8,070,000	8,345,994
	Gibraltar Industries, Inc. 6.25%, due 2/1/21	5,525,000	5,704,562
	James Hardie International Finance, Ltd. 5.875%, due 2/15/23 (d)	8,385,000	8,888,100
	Standard Industries, Inc. 5.125%, due 2/15/21 (d)	2,500,000	2,625,000
	Summit Materials LLC / Summit Materials Finance Corp.
	6.125%, due 7/15/23	10,455,000	10,664,100
	8.50%, due 4/15/22 (d)	3,860,000	4,207,400
	Vulcan Materials Co. 7.50%, due 6/15/21	480,000	582,000
			43,362,156
	Chemicals 1.5%
	Blue Cube Spinco, Inc.
	9.75%, due 10/15/23 (d)	12,200,000	14,335,000
	10.00%, due 10/15/25 (d)	6,875,000	8,112,500
	GCP Applied Technologies, Inc. 9.50%, due 2/1/23 (d)	5,375,000	6,140,669
	Olin Corp. 5.50%, due 8/15/22	3,261,000	3,293,610
	PolyOne Corp. 5.25%, due 3/15/23	6,634,000	6,866,986
	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 6.75%, due 5/1/22 (d)	4,530,000	4,790,475
	Westlake Chemical Corp. 4.625%, due 2/15/21 (d)	1,000,000	1,045,000
			44,584,240
	Coal 0.7%
	Arch Coal, Inc. 8.00%, due 1/15/19 (d)(g)	7,225,000	334,156
	CONSOL Energy, Inc.
	5.875%, due 4/15/22	14,960,000	13,763,200
	8.00%, due 4/1/23	5,435,000	5,271,950
			19,369,306
	Commercial Services 3.6%
	AMN Healthcare, Inc. 5.125%, due 10/1/24 (d)	980,000	989,800
	Ashtead Capital, Inc.
	5.625%, due 10/1/24 (d)	4,245,000	4,467,863
	6.50%, due 7/15/22 (d)	13,036,000	13,704,095
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	5.50%, due 4/1/23	10,250,000	10,339,688
	6.375%, due 4/1/24 (d)	6,465,000	6,594,300
	Cimpress N.V. 7.00%, due 4/1/22 (d)	11,005,000	11,472,712
	Flexi-Van Leasing, Inc. 7.875%, due 8/15/18 (d)	4,865,000	4,390,663
	Great Lakes Dredge & Dock Corp. 7.375%, due 2/1/19	14,467,000	14,177,660
	Hertz Corp. (The) 5.50%, due 10/15/24 (d)	2,885,000	2,874,181
	IHS Markit, Ltd. 5.00%, due 11/1/22 (d)	18,475,000	19,548,397
	Modular Space Corp. 10.25%, due 1/31/19 (d)(g)	3,155,000	1,325,100
	Nielsen Co. Luxembourg S.A.R.L. (The) 5.50%, due 10/1/21 (d)	1,340,000	1,398,625
	Team Health, Inc. 7.25%, due 12/15/23 (d)	6,753,000	7,267,916
	United Rentals North America, Inc.
	4.625%, due 7/15/23	1,980,000	2,029,500
	7.625%, due 4/15/22	1,905,000	2,028,825
	WEX, Inc. 4.75%, due 2/1/23 (d)	4,915,000	4,847,419
			107,456,744
	Computers 0.2%
	NCR Corp. 6.375%, due 12/15/23	6,300,000	6,662,250

	Cosmetics & Personal Care 0.6%
	Edgewell Personal Care Co.
	4.70%, due 5/19/21	6,235,000	6,575,543
	4.70%, due 5/24/22	7,225,000	7,468,844
	First Quality Finance Co., Inc. 4.625%, due 5/15/21 (d)	2,960,000	2,937,800
			16,982,187
	Distribution & Wholesale 0.4%
	American Tire Distributors, Inc. 10.25%, due 3/1/22 (d)	6,660,000	6,060,600
	H&E Equipment Services, Inc. 7.00%, due 9/1/22	5,290,000	5,580,950
			11,641,550
	Diversified Financial Services 0.3%
	BCD Acquisition, Inc. 9.625%, due 9/15/23 (d)	6,625,000	6,923,125
	Double Eagle Acquistion Sub, Inc. 7.50%, due 10/1/24 (d)	1,500,000	1,526,250
	E*TRADE Financial Corp. 5.875%, due 12/29/49	1,475,000	1,522,937
			9,972,312
	Electric 1.7%
	Calpine Corp.
	5.875%, due 1/15/24 (d)	6,235,000	6,585,719
	6.00%, due 1/15/22 (d)	8,255,000	8,647,112
¤	GenOn Energy, Inc.
	7.875%, due 6/15/17	17,232,000	14,259,480
	9.50%, due 10/15/18	16,986,000	13,418,940
	NRG REMA LLC
	Series B 9.237%, due 7/2/17	970,546	873,492
	Series C 9.681%, due 7/2/26	6,640,000	5,312,000
	Public Service Co. of New Mexico 7.95%, due 5/15/18	1,805,000	1,982,309
			51,079,052
	Electrical Components & Equipment 1.4%
	Anixter, Inc. 5.125%, due 10/1/21	2,895,000	3,018,038
	Belden, Inc. 5.50%, due 9/1/22 (d)	15,333,000	15,984,652
	General Cable Corp. 5.75%, due 10/1/22	14,730,000	13,993,500
	WESCO Distribution, Inc. 5.375%, due 12/15/21	7,160,000	7,321,100
			40,317,290
	Electronics 0.6%
	Allegion PLC 5.875%, due 9/15/23	3,000,000	3,232,500
	Allegion U.S. Holding Co., Inc. 5.75%, due 10/1/21	7,105,000	7,415,844
	Kemet Corp. 10.50%, due 5/1/18	8,305,000	8,325,762
			18,974,106
	Engineering & Construction 0.9%
	Broadspectrum, Ltd. 8.375%, due 5/15/20 (d)	9,520,000	10,138,800
	New Enterprise Stone & Lime Co., Inc. 11.00%, due 9/1/18	9,705,000	9,607,950
	Weekley Homes LLC / Weekley Finance Corp. 6.00%, due 2/1/23	7,219,000	6,424,910
			26,171,660
	Entertainment 1.0%
	Churchill Downs, Inc.
	5.375%, due 12/15/21	6,720,000	6,988,800
	5.375%, due 12/15/21 (d)	1,245,000	1,294,800
	GLP Capital, L.P. / GLP Financing II, Inc.
	4.875%, due 11/1/20	2,420,000	2,607,550
	5.375%, due 4/15/26	1,660,000	1,784,500
	NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp. 5.00%, due 8/1/18 (d)	4,830,000	4,914,525
	Rivers Pittsburgh Borrower, L.P. / Rivers Pittsburgh Finance Corp. 6.125%, due 8/15/21 (d)	2,930,000	3,025,225
	Sterling Entertainment Enterprises LLC 9.75%, due 12/31/19 (b)(c)(f)	10,000,000	10,375,000
			30,990,400
	Finance - Auto Loans 0.3%
	Ally Financial, Inc. 6.25%, due 12/1/17	1,395,000	1,450,800
	Credit Acceptance Corp.
	6.125%, due 2/15/21	2,105,000	2,115,525
	7.375%, due 3/15/23	4,195,000	4,341,825
			7,908,150
	Finance - Consumer Loans 0.6%
	CFG Holdings, Ltd. / CFG Finance LLC 11.50%, due 11/15/19 (d)	6,915,000	7,087,875
	OneMain Financial Holdings LLC
	6.75%, due 12/15/19 (d)	2,600,000	2,733,250
	7.25%, due 12/15/21 (d)	3,326,000	3,496,457
	Speedy Cash Intermediate Holdings Corp. 10.75%, due 5/15/18 (d)	2,440,000	1,756,800
	Springleaf Finance Corp. 8.25%, due 12/15/20	2,725,000	2,990,688
			18,065,070
	Finance - Credit Card 0.0%‡
	Alliance Data Systems Corp. 6.375%, due 4/1/20 (d)	1,000,000	1,018,750

	Finance - Investment Banker/Broker 0.6%
	E*TRADE Financial Corp.
	4.625%, due 9/15/23	3,145,000	3,268,646
	5.375%, due 11/15/22	5,700,000	6,075,955
	KCG Holdings, Inc. 6.875%, due 3/15/20 (d)	7,580,000	7,542,100
			16,886,701
	Finance - Leasing Companies 0.5%
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust
	4.625%, due 10/30/20	2,495,000	2,619,750
	5.00%, due 10/1/21	5,465,000	5,833,887
	Aircastle, Ltd. 5.50%, due 2/15/22	1,795,000	1,934,113
	Lincoln Finance, Ltd. 7.375%, due 4/15/21 (d)	5,545,000	5,981,669
			16,369,419
	Finance - Mortgage Loan/Banker 0.4%
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
	5.875%, due 8/1/21 (d)	8,560,000	8,132,000
	7.375%, due 10/1/17	5,115,000	5,153,362
			13,285,362
	Finance - Other Services 0.6%
	Cantor Commercial Real Estate Co., L.P. / CCRE Finance Corp. 7.75%, due 2/15/18 (d)	8,245,000	8,203,775
	Nationstar Mortgage LLC / Nationstar Capital Corp.
	6.50%, due 8/1/18	1,304,000	1,325,190
	6.50%, due 7/1/21	1,520,000	1,489,600
	7.875%, due 10/1/20	5,476,000	5,564,711
			16,583,276
	Food 1.8%
	B&G Foods, Inc. 4.625%, due 6/1/21	5,820,000	5,994,600
	C&S Group Enterprises LLC 5.375%, due 7/15/22 (d)	14,335,000	14,119,975
	Fresh Market, Inc. (The) 9.75%, due 5/1/23 (d)	6,200,000	5,533,500
	Ingles Markets, Inc. 5.75%, due 6/15/23	3,500,000	3,631,250
	KeHE Distributors LLC / KeHE Finance Corp. 7.625%, due 8/15/21 (d)	6,540,000	6,490,950
	Land O' Lakes, Inc. 6.00%, due 11/15/22 (d)	7,880,000	8,738,920
	TreeHouse Foods, Inc. 6.00%, due 2/15/24 (d)	2,590,000	2,787,488
	Wells Enterprises, Inc. 6.75%, due 2/1/20 (d)	6,897,000	7,121,152
			54,417,835
	Forest Products & Paper 0.6%
	Smurfit Kappa Treasury Funding, Ltd. 7.50%, due 11/20/25	15,768,000	18,921,600

	Gas 0.5%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	5.625%, due 5/20/24	7,385,000	7,828,100
	5.875%, due 8/20/26	6,495,000	6,884,700
			14,712,800
	Health Care - Products 0.7%
	Alere, Inc. 6.375%, due 7/1/23 (d)	600,000	612,000
	ConvaTec Healthcare E S.A. 10.50%, due 12/15/18 (d)	9,680,000	9,849,400
	Hill-Rom Holdings, Inc. 5.75%, due 9/1/23 (d)	4,705,000	5,021,646
	Hologic, Inc. 5.25%, due 7/15/22 (d)	3,760,000	3,990,300
	Sterigenics-Nordion Holdings LLC 6.50%, due 5/15/23 (d)	1,000,000	1,040,000
	Universal Hospital Services, Inc. 7.625%, due 8/15/20	120,000	114,300
			20,627,646
	Health Care - Services 3.8%
	Acadia Healthcare Co., Inc.
	5.625%, due 2/15/23	5,595,000	5,678,925
	6.50%, due 3/1/24	1,865,000	1,953,587
	Centene Corp.
	4.75%, due 5/15/22	450,000	464,625
	5.625%, due 2/15/21	4,465,000	4,732,900
	5.75%, due 6/1/17	2,000	2,045
	6.125%, due 2/15/24	6,315,000	6,851,775
	Fresenius Medical Care U.S. Finance II, Inc.
	5.625%, due 7/31/19 (d)	460,000	499,100
	5.875%, due 1/31/22 (d)	2,000,000	2,265,000
	6.50%, due 9/15/18 (d)	3,750,000	4,068,750
	Fresenius Medical Care U.S. Finance, Inc. 6.875%, due 7/15/17	40,000	41,500
¤	HCA, Inc.
	4.25%, due 10/15/19	1,000,000	1,042,500
	5.00%, due 3/15/24	13,637,000	14,387,035
	5.25%, due 4/15/25	2,985,000	3,182,756
	5.375%, due 2/1/25	1,855,000	1,915,288
	5.875%, due 3/15/22	5,130,000	5,655,825
	5.875%, due 5/1/23	4,200,000	4,473,000
	5.875%, due 2/15/26	3,655,000	3,897,144
	7.50%, due 2/15/22	1,570,000	1,801,575
	7.58%, due 9/15/25	575,000	648,313
	7.69%, due 6/15/25	5,490,000	6,170,266
	8.00%, due 10/1/18	1,738,000	1,940,042
	8.36%, due 4/15/24	1,020,000	1,184,302
	HealthSouth Corp. 5.75%, due 11/1/24	4,675,000	4,841,523
	Kindred Healthcare, Inc. 8.00%, due 1/15/20	2,650,000	2,696,375
	Molina Healthcare, Inc. 5.375%, due 11/15/22	5,400,000	5,575,500
	MPH Acquisition Holdings LLC 7.125%, due 6/1/24 (d)	13,780,000	14,813,500
	Quorum Health Corp. 11.625%, due 4/15/23 (d)	4,365,000	3,622,950
	Tenet Healthcare Corp.
	6.75%, due 6/15/23	2,585,000	2,404,050
	8.125%, due 4/1/22	5,650,000	5,650,000
			112,460,151
	Holding Company - Diversified 0.7%
	Carlson Travel Holdings, Inc. 7.50% (7.50% Cash or 8.235% PIK), due 8/15/19 (a)(d)	21,158,000	20,946,420

	Home Builders 2.6%
	Ashton Woods USA LLC / Ashton Woods Finance Co. 6.875%, due 2/15/21 (d)	11,465,000	11,121,050
	AV Homes, Inc. 8.50%, due 7/1/19	8,215,000	8,523,063
	Brookfield Residential Properties, Inc.
	6.375%, due 5/15/25 (d)	3,520,000	3,515,600
	6.50%, due 12/15/20 (d)	12,695,000	13,139,325
	Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. 6.125%, due 7/1/22 (d)	4,100,000	4,141,000
	CalAtlantic Group, Inc. 6.625%, due 5/1/20	2,460,000	2,752,125
	Century Communities, Inc. 6.875%, due 5/15/22	7,340,000	7,413,400
	D.R. Horton, Inc. 4.75%, due 2/15/23	2,505,000	2,717,925
	Mattamy Group Corp. 6.50%, due 11/15/20 (d)	10,465,000	10,432,297
	Meritage Homes Corp. 7.00%, due 4/1/22	315,000	351,225
	Taylor Morrison Communities, Inc. / Monarch Communities, Inc. 5.25%, due 4/15/21 (d)	968,000	999,460
	WCI Communities, Inc. 6.875%, due 8/15/21	3,175,000	3,365,500
	Woodside Homes Co. LLC / Woodside Homes Finance, Inc. 6.75%, due 12/15/21 (d)	10,179,000	9,860,906
			78,332,876
	Household Products & Wares 0.4%
	Prestige Brands, Inc.
	5.375%, due 12/15/21 (d)	2,665,000	2,758,275
	6.375%, due 3/1/24 (d)	1,970,000	2,093,125
	Spectrum Brands, Inc.
	5.75%, due 7/15/25	1,225,000	1,323,000
	6.625%, due 11/15/22	5,560,000	6,004,800
			12,179,200
	Housewares 0.1%
	RSI Home Products, Inc. 6.50%, due 3/15/23 (d)	4,125,000	4,351,875

	Insurance 1.4%
	American Equity Investment Life Holding Co. 6.625%, due 7/15/21	7,970,000	8,307,729
	Fairfax Financial Holdings, Ltd. 8.30%, due 4/15/26	4,645,000	5,704,538
	Fidelity & Guaranty Life Holdings, Inc. 6.375%, due 4/1/21 (d)	7,858,000	7,858,000
	Ironshore Holdings (U.S.), Inc. 8.50%, due 5/15/20 (d)	4,000,000	4,545,776
	MGIC Investment Corp. 5.75%, due 8/15/23	6,625,000	6,890,000
	USI, Inc. 7.75%, due 1/15/21 (d)	8,835,000	8,967,525
			42,273,568
	Internet 1.4%
	Match Group, Inc.
	6.375%, due 6/1/24	1,250,000	1,359,375
	6.75%, due 12/15/22	17,700,000	18,828,375
	Netflix, Inc.
	5.50%, due 2/15/22	7,455,000	8,023,444
	5.75%, due 3/1/24	7,469,000	8,029,175
	5.875%, due 2/15/25	1,925,000	2,079,000
	VeriSign, Inc. 5.25%, due 4/1/25	3,375,000	3,543,750
			41,863,119
	Investment Management/Advisory Services 0.4%
	Drawbridge Special Opportunities Fund, L.P. / Drawbridge Special Opportunities Finance 5.00%, due 8/1/21 (d)	8,115,000	7,799,529
	NFP Corp. 9.00%, due 7/15/21 (d)	5,315,000	5,460,498
			13,260,027
	Iron & Steel 1.1%
	Allegheny Ludlum Corp. 6.95%, due 12/15/25	3,315,000	3,089,776
	Allegheny Technologies, Inc. 7.875%, due 8/15/23	5,968,000	5,744,200
	BlueScope Steel Finance, Ltd. / BlueScope Steel Finance USA LLC
	6.50%, due 5/15/21 (d)	11,144,000	11,784,780
	7.125%, due 5/1/18 (d)	4,946,000	5,049,866
	Evraz, Inc. N.A. 7.50%, due 11/15/19 (d)	5,970,000	6,014,775
			31,683,397
	Leisure Time 1.0%
	Brunswick Corp. 4.625%, due 5/15/21 (d)	5,900,000	6,062,250
	Carlson Wagonlit B.V. 6.875%, due 6/15/19 (d)	24,186,000	25,032,510
			31,094,760
	Lodging 0.9%
	Boyd Gaming Corp. 6.375%, due 4/1/26 (d)	2,935,000	3,147,787
	Choice Hotels International, Inc. 5.75%, due 7/1/22	6,863,000	7,514,985
	FelCor Lodging, L.P. 5.625%, due 3/1/23	2,685,000	2,758,838
	Hilton Domestic Operating Co., Inc. 4.25%, due 9/1/24 (d)	4,410,000	4,498,200
	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 5.625%, due 10/15/21	8,570,000	8,827,100
			26,746,910
	Machinery - Construction & Mining 0.3%
	BlueLine Rental Finance Corp. 7.00%, due 2/1/19 (d)	5,565,000	4,855,463
	Cortes NP Acquisition Corp. 9.25%, due 10/15/24	3,875,000	3,875,000
	Vander Intermediate Holding II Corp. 9.75% (9.75% Cash or 10.50% PIK), due 2/1/19 (a)(d)	2,489,162	1,294,364
			10,024,827
	Machinery - Diversified 0.6%
	Briggs & Stratton Corp. 6.875%, due 12/15/20	5,030,000	5,608,450
	SPX FLOW, Inc. 5.625%, due 8/15/24 (d)	1,950,000	1,979,250
	Zebra Technologies Corp. 7.25%, due 10/15/22	8,520,000	9,233,550
			16,821,250
	Media 5.7%
	Altice Financing S.A. 7.50%, due 5/15/26 (d)	4,165,000	4,336,806
	Altice U.S. Finance I Corp. 5.375%, due 7/15/23 (d)	6,840,000	7,070,850
	Cablevision Systems Corp. 7.75%, due 4/15/18	5,326,000	5,632,245
¤	CCO Holdings LLC / CCO Holdings Capital Corp.
	5.125%, due 2/15/23	5,130,000	5,348,025
	5.125%, due 5/1/23 (d)	5,805,000	6,058,969
	5.25%, due 9/30/22	500,000	522,500
	5.375%, due 5/1/25 (d)	2,596,000	2,722,555
	5.75%, due 1/15/24	4,118,000	4,375,375
	5.75%, due 2/15/26 (d)	4,175,000	4,425,500
	5.875%, due 4/1/24 (d)	8,005,000	8,540,534
	5.875%, due 5/1/27 (d)	3,750,000	3,993,750
	6.625%, due 1/31/22	800,000	838,000
	Cogeco Communications, Inc. 4.875%, due 5/1/20 (d)	7,110,000	7,341,075
	CSC Holdings LLC
	7.625%, due 7/15/18	95,000	102,363
	7.875%, due 2/15/18	965,000	1,032,550
	Midcontinent Communications & Midcontinent Finance Corp. 6.875%, due 8/15/23 (d)	2,665,000	2,838,225
	Nielsen Finance LLC / Nielsen Finance Co.
	4.50%, due 10/1/20	6,120,000	6,257,700
	5.00%, due 4/15/22 (d)	20,569,000	21,237,492
	Quebecor Media, Inc. 5.75%, due 1/15/23	15,047,000	15,648,880
	SFR Group S.A.
	6.00%, due 5/15/22 (d)	8,420,000	8,588,400
	7.375%, due 5/1/26 (d)	13,000,000	13,288,470
	Videotron, Ltd.
	5.00%, due 7/15/22	4,865,000	5,077,844
	5.375%, due 6/15/24 (d)	8,505,000	8,845,200
	Virgin Media Secured Finance PLC 5.25%, due 1/15/21	23,257,000	24,768,705
			168,892,013
	Metal Fabricate & Hardware 1.3%
	Novelis Corp.
	5.875%, due 9/30/26 (d)	7,240,000	7,411,950
	6.25%, due 8/15/24 (d)	6,385,000	6,776,081
	Optimas OE Solutions Holding LLC / Optimas OE Solutions, Inc. 8.625%, due 6/1/21 (d)	3,870,000	3,047,625
	Wise Metals Group LLC / Wise Alloys Finance Corp. 8.75%, due 12/15/18 (d)	20,680,000	21,093,600
			38,329,256
	Mining 3.0%
	Alamos Gold, Inc. 7.75%, due 4/1/20 (d)	18,827,000	19,485,945
	Alcoa Nederland Holding Co.
	6.75%, due 9/30/24 (d)	2,315,000	2,404,706
	7.00%, due 9/30/26 (d)	1,695,000	1,752,206
	Aleris International, Inc.
	7.875%, due 11/1/20	2,995,000	3,032,438
	9.50%, due 4/1/21 (d)	11,050,000	11,906,375
	Constellium N.V. 5.75%, due 5/15/24 (d)	4,000,000	3,700,000
	First Quantum Minerals, Ltd. 7.25%, due 10/15/19 (d)	6,615,000	6,284,250
	Hecla Mining Co. 6.875%, due 5/1/21	13,260,000	13,309,725
	New Gold, Inc. 7.00%, due 4/15/20 (d)	12,890,000	13,244,475
	Petra Diamonds U.S. Treasury PLC 8.25%, due 5/31/20 (d)	5,125,000	5,253,125
	St. Barbara, Ltd. 8.875%, due 4/15/18 (d)	7,683,000	7,913,490
			88,286,735
	Miscellaneous - Manufacturing 0.9%
	Amsted Industries, Inc. 5.00%, due 3/15/22 (d)	2,715,000	2,728,575
	CTP Transportation Products LLC / CTP Finance, Inc. 8.25%, due 12/15/19 (d)	7,235,000	5,661,387
	EnPro Industries, Inc. 5.875%, due 9/15/22	5,180,000	5,335,400
	Gates Global LLC / Gates Global Co. 6.00%, due 7/15/22 (d)	9,320,000	8,854,000
	Koppers, Inc. 7.875%, due 12/1/19	5,005,000	5,105,100
			27,684,462
	Oil & Gas 7.8%
	Antero Resources Corp. 5.125%, due 12/1/22	1,491,000	1,502,183
	California Resources Corp.
	5.00%, due 1/15/20	18,260,000	11,001,650
	8.00%, due 12/15/22 (d)	170,000	113,050
	Callon Petroleum Co. 6.125%, due 10/1/24 (d)	3,950,000	4,088,250
	Calumet Specialty Products Partners, L.P. / Calumet Finance Corp.
	6.50%, due 4/15/21	9,775,000	7,991,062
	7.625%, due 1/15/22	8,218,000	6,636,035
	11.50%, due 1/15/21 (d)	10,555,000	12,085,475
	Carrizo Oil & Gas, Inc.
	6.25%, due 4/15/23	1,415,000	1,400,850
	7.50%, due 9/15/20	4,480,000	4,636,800
	Chesapeake Energy Corp. (Escrow Claim Shares) 6.775%, due 3/15/19 (b)(c)(f)	6,820,000	2,165,350
¤	Comstock Resources, Inc. 10.00% (10.00% Cash or 12.25% PIK), due 3/15/20 (a)	19,150,000	17,713,750
	Concho Resources, Inc.
	5.50%, due 10/1/22	3,255,000	3,377,063
	6.50%, due 1/15/22	7,710,000	7,999,125
	Continental Resources, Inc.
	5.00%, due 9/15/22	7,287,000	7,268,782
	7.125%, due 4/1/21	8,265,000	8,512,950
	7.375%, due 10/1/20	1,150,000	1,181,625
	EnQuest PLC 7.00%, due 4/15/22 (d)	9,937,000	5,167,240
	Gulfport Energy Corp. 7.75%, due 11/1/20	2,625,000	2,726,719
	Halcon Resources Corp. 8.625%, due 2/1/20 (d)	13,039,000	13,104,195
	Jones Energy Holdings LLC / Jones Energy Finance Corp. 6.75%, due 4/1/22	7,470,000	6,349,500
	Murphy Oil Corp. 6.875%, due 8/15/24	1,615,000	1,669,429
	Murphy Oil USA, Inc. 6.00%, due 8/15/23	6,410,000	6,738,513
	Newfield Exploration Co. 5.625%, due 7/1/24	4,980,000	5,104,500
	Oasis Petroleum, Inc.
	6.50%, due 11/1/21	2,460,000	2,349,300
	6.875%, due 1/15/23	1,000,000	955,000
	PDC Energy, Inc. 7.75%, due 10/15/22	10,310,000	11,005,925
	PetroQuest Energy, Inc. 10.00%, due 9/1/17 (b)	18,070,000	13,371,800
	Rex Energy Corp. 1.00%, due 10/1/20 (h)	43,555,000	23,737,475
	RSP Permian, Inc. 6.625%, due 10/1/22	5,935,000	6,216,913
	SM Energy Co.
	6.50%, due 11/15/21	3,090,000	3,159,525
	6.50%, due 1/1/23	2,525,000	2,550,250
	Stone Energy Corp. 7.50%, due 11/15/22 (e)	26,945,000	15,426,012
	WPX Energy, Inc.
	6.00%, due 1/15/22	9,425,000	9,407,328
	7.50%, due 8/1/20	7,285,000	7,703,887
			234,417,511
	Oil & Gas Services 1.9%
	Forum Energy Technologies, Inc. 6.25%, due 10/1/21	13,005,000	12,322,237
¤	Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.
	6.50%, due 11/15/20	8,530,000	8,753,912
	6.625%, due 5/1/21	7,725,000	7,898,813
	6.75%, due 2/1/22	4,079,000	4,191,173
	6.875%, due 2/15/23	20,780,000	21,533,275
	FTS International, Inc.
	6.25%, due 5/1/22	2,402,000	918,765
	8.35%, due 6/15/20 (d)(i)	1,000,000	849,400
			56,467,575
	Packaging & Containers 0.2%
	AEP Industries, Inc. 8.25%, due 4/15/19	7,082,000	7,312,165

	Pharmaceuticals 2.2%
	DPx Holdings B.V. 7.50%, due 2/1/22 (d)	7,290,000	7,709,175
	Endo Finance LLC 5.75%, due 1/15/22 (d)	2,150,000	1,983,375
	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc.
	6.00%, due 7/15/23 (d)	3,990,000	3,630,900
	6.50%, due 2/1/25 (d)	4,735,000	4,184,556
	Grifols Worldwide Operations, Ltd. 5.25%, due 4/1/22	10,925,000	11,307,375
	NBTY, Inc. 7.625%, due 5/15/21 (d)	12,965,000	13,254,379
	Quintiles Transnational Corp. 4.875%, due 5/15/23 (d)	4,870,000	5,003,925
	Valeant Pharmaceuticals International, Inc.
	6.375%, due 10/15/20 (d)	1,790,000	1,678,125
	6.75%, due 8/15/18 (d)	5,305,000	5,331,525
	7.00%, due 10/1/20 (d)	1,975,000	1,915,750
	7.25%, due 7/15/22 (d)	1,000,000	927,500
	7.50%, due 7/15/21 (d)	8,865,000	8,582,207
			65,508,792
	Pipelines 4.0%
	ANR Pipeline Co.
	7.375%, due 2/15/24	395,000	467,058
	9.625%, due 11/1/21	5,950,000	7,952,812
	Antero Midstream Partners L.P. / Antero Midstream Finance Corp. 5.375%, due 9/15/24 (d)	3,115,000	3,153,937
	EnLink Midstream Partners, L.P. 4.15%, due 6/1/25	2,246,000	2,150,085
	Genesis Energy, L.P. / Genesis Energy Finance Corp.
	5.75%, due 2/15/21	2,570,000	2,570,000
	6.75%, due 8/1/22	12,305,000	12,678,826
	Hiland Partners Holdings LLC / Hiland Partners Finance Corp. 7.25%, due 10/1/20 (d)	5,950,000	6,165,687
	Holly Energy Partners, L.P. / Holly Energy Finance Corp. 6.00%, due 8/1/24 (d)	2,930,000	3,032,550
	MPLX L.P.
	4.875%, due 12/1/24	5,790,000	5,988,748
	4.875%, due 6/1/25	9,383,000	9,695,285
	MPLX, L.P. 5.50%, due 2/15/23	9,420,000	9,731,774
	Northwest Pipeline LLC 7.125%, due 12/1/25	2,195,000	2,647,429
	NuStar Logistics, L.P. 6.75%, due 2/1/21	4,115,000	4,433,912
	Rockies Express Pipeline LLC 6.00%, due 1/15/19 (d)	4,463,000	4,686,150
	Sabine Pass Liquefaction LLC 5.875%, due 6/30/26 (d)	6,485,000	7,048,384
	Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 7.50%, due 7/1/21	7,780,000	8,052,300
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
	5.00%, due 1/15/18	6,012,000	6,222,420
	6.625%, due 10/1/20	12,696,000	13,124,490
	Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp.
	6.125%, due 10/15/21	2,225,000	2,325,125
	6.25%, due 10/15/22	1,405,000	1,499,837
	6.375%, due 5/1/24	1,690,000	1,812,525
	Williams Partners, L.P. / ACMP Finance Corp. 6.125%, due 7/15/22	4,800,000	4,983,533
			120,422,867
	Real Estate 1.7%
	AAF Holdings LLC / AAF Finance Co. 12.00% (12.00% Cash or 12.375% PIK), due 7/1/19 (a)(d)	9,975,778	10,225,173
	CBRE Services, Inc.
	5.00%, due 3/15/23	10,860,000	11,438,979
	5.25%, due 3/15/25	2,895,000	3,102,864
	Howard Hughes Corp. (The) 6.875%, due 10/1/21 (d)	9,093,000	9,559,016
	Realogy Group LLC / Realogy Co-Issuer Corp. 4.875%, due 6/1/23 (d)	4,975,000	5,055,844
	Rialto Holdings LLC / Rialto Corp. 7.00%, due 12/1/18 (d)	10,480,000	10,637,200
			50,019,076
	Real Estate Investment Trusts 3.2%
¤	Crown Castle International Corp. 5.25%, due 1/15/23	32,390,000	36,676,493
	Equinix, Inc.
	5.375%, due 1/1/22	4,715,000	4,986,112
	5.375%, due 4/1/23	9,830,000	10,309,212
	5.75%, due 1/1/25	5,595,000	5,944,687
	5.875%, due 1/15/26	5,700,000	6,127,500
	MGM Growth Properties Operating Partnership, L.P. / MGP Finance Co-issuer, Inc.
	4.50%, due 9/1/26 (d)	4,410,000	4,410,000
	5.625%, due 5/1/24 (d)	15,920,000	17,268,424
	Sabra Health Care, L.P. / Sabra Capital Corp.
	5.375%, due 6/1/23	2,000,000	2,050,000
	5.50%, due 2/1/21	2,350,000	2,458,688
	VEREIT Operating Partnership, L.P.
	4.125%, due 6/1/21	1,285,000	1,326,763
	4.875%, due 6/1/26	2,375,000	2,508,594
			94,066,473
	Retail 5.3%
	AmeriGas Finance LLC / AmeriGas Finance Corp. 7.00%, due 5/20/22	9,650,000	10,204,875
	Asbury Automotive Group, Inc. 6.00%, due 12/15/24	10,775,000	11,098,250
	AutoNation, Inc. 6.75%, due 4/15/18	3,926,000	4,195,335
	Brinker International, Inc. 5.00%, due 10/1/24 (d)	3,465,000	3,513,032
	Dollar Tree, Inc. 5.75%, due 3/1/23	8,000,000	8,610,000
	DriveTime Automotive Group, Inc. / DT Acceptance Corp. 8.00%, due 6/1/21 (d)	12,035,000	11,643,862
	First Cash Financial Services, Inc. 6.75%, due 4/1/21	4,175,000	4,362,875
	GameStop Corp.
	5.50%, due 10/1/19 (d)	5,795,000	5,918,144
	6.75%, due 3/15/21 (d)	1,590,000	1,641,675
	Group 1 Automotive, Inc.
	5.00%, due 6/1/22	6,235,000	6,254,453
	5.25%, due 12/15/23 (d)	2,740,000	2,750,275
	Guitar Center, Inc. 6.50%, due 4/15/19 (d)	5,105,000	4,492,400
	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
	5.00%, due 6/1/24 (d)	7,615,000	7,957,675
	5.25%, due 6/1/26 (d)	2,245,000	2,374,087
	L Brands, Inc.
	5.625%, due 2/15/22	2,525,000	2,821,687
	6.625%, due 4/1/21	3,610,000	4,160,525
	6.75%, due 7/1/36	7,060,000	7,593,877
	6.875%, due 11/1/35	2,610,000	2,844,900
	8.50%, due 6/15/19	1,555,000	1,815,463
	Men's Wearhouse, Inc. (The) 7.00%, due 7/1/22	24,580,000	22,859,400
	Penske Automotive Group, Inc.
	5.375%, due 12/1/24	3,000,000	3,015,000
	5.50%, due 5/15/26	1,255,000	1,251,863
	5.75%, due 10/1/22	6,670,000	6,920,125
	Radio Systems Corp. 8.375%, due 11/1/19 (d)	9,865,000	10,296,594
	Sonic Automotive, Inc. 7.00%, due 7/15/22	4,220,000	4,452,100
	Yum! Brands, Inc.
	3.875%, due 11/1/20	1,250,000	1,285,163
	3.875%, due 11/1/23	3,080,000	3,033,800
	5.30%, due 9/15/19	1,330,000	1,438,063
			158,805,498
	Semiconductors 1.4%
¤	Micron Technology, Inc.
	5.25%, due 8/1/23 (d)	2,930,000	2,893,375
	5.25%, due 1/15/24 (d)	2,000,000	1,920,000
	5.50%, due 2/1/25	11,263,000	11,037,740
	5.625%, due 1/15/26 (d)	2,815,000	2,695,363
	7.50%, due 9/15/23 (d)	18,510,000	20,559,797
	Qorvo, Inc. 7.00%, due 12/1/25	2,185,000	2,370,725
			41,477,000
	Software 2.1%
	ACI Worldwide, Inc. 6.375%, due 8/15/20 (d)	12,995,000	13,433,581
	Activision Blizzard, Inc.
	5.625%, due 9/15/21 (d)	1,000,000	1,043,401
	6.125%, due 9/15/23 (d)	2,372,000	2,606,235
	Camelot Finance S.A. 7.875%, due 10/15/24 (d)	1,540,000	1,588,125
	Change Healthcare Holdings, Inc. 6.00%, due 2/15/21 (d)	4,733,000	4,993,315
	Donnelley Financial Solutions, Inc. 8.25%, due 10/15/24 (d)	5,070,000	5,133,375
	IMS Health, Inc. 5.00%, due 10/15/26 (d)	8,045,000	8,366,800
	JDA Escrow LLC / JDA Bond Finance, Inc. 7.375%, due 10/15/24 (d)	1,480,000	1,520,700
	MSCI, Inc.
	4.75%, due 8/1/26 (d)	3,790,000	3,837,375
	5.25%, due 11/15/24 (d)	3,682,000	3,897,949
	5.75%, due 8/15/25 (d)	4,195,000	4,478,163
	PTC, Inc. 6.00%, due 5/15/24	11,025,000	11,769,188
			62,668,207
	Storage & Warehousing 0.2%
	Algeco Scotsman Global Finance PLC 8.50%, due 10/15/18 (d)	7,455,000	6,744,538

	Telecommunications 6.1%
	CenturyLink, Inc. 5.625%, due 4/1/25	3,975,000	3,806,063
	Cogent Communications Finance, Inc. 5.625%, due 4/15/21 (d)	10,935,000	11,099,025
	DigitalGlobe, Inc. 5.25%, due 2/1/21 (d)	8,995,000	8,927,537
	Frontier Communications Corp.
	8.875%, due 9/15/20	1,650,000	1,779,938
	10.50%, due 9/15/22	9,350,000	9,911,000
	Hughes Satellite Systems Corp.
	5.25%, due 8/1/26 (d)	5,035,000	4,972,063
	6.50%, due 6/15/19	4,239,000	4,636,406
	6.625%, due 8/1/26 (d)	6,175,000	5,958,875
	7.625%, due 6/15/21	10,195,000	10,870,419
	Intelsat Jackson Holdings S.A. 7.25%, due 4/1/19	15,585,000	12,536,184
	NeuStar, Inc. 4.50%, due 1/15/23	10,540,000	9,433,300
	Sprint Capital Corp. 6.875%, due 11/15/28	5,200,000	4,881,500
	Sprint Communications, Inc.
	7.00%, due 3/1/20 (d)	12,085,000	12,961,162
	9.00%, due 11/15/18 (d)	2,630,000	2,902,863
	9.25%, due 4/15/22	1,750,000	1,863,750
	Sprint Corp.
	7.125%, due 6/15/24	4,280,000	4,173,000
	7.875%, due 9/15/23	2,775,000	2,792,344
¤	T-Mobile USA, Inc.
	6.00%, due 4/15/24	6,840,000	7,318,800
	6.125%, due 1/15/22	6,844,000	7,271,750
	6.25%, due 4/1/21	7,960,000	8,353,025
	6.375%, due 3/1/25	8,670,000	9,428,625
	6.464%, due 4/28/19	4,595,000	4,681,156
	6.50%, due 1/15/24	7,505,000	8,119,059
	6.50%, due 1/15/26	6,415,000	7,096,594
	6.625%, due 4/1/23	5,470,000	5,873,412
	6.731%, due 4/28/22	8,885,000	9,329,250
			180,977,100
	Transportation 0.9%
¤	Florida East Coast Holdings Corp.
	6.75%, due 5/1/19 (d)	15,695,000	16,087,375
	9.75%, due 5/1/20 (d)	12,970,000	11,770,275
			27,857,650
	Trucking & Leasing 0.1%
	TRAC Intermodal LLC / TRAC Intermodal Corp. 11.00%, due 8/15/19	1,825,000	1,925,375

	Total Corporate Bonds (Cost $2,638,773,662)		2,730,323,859
	Loan Assignments 0.4% (j)
	Lodging 0.1%
	Cannery Casino Resorts LLC New 2nd Lien Term Loan 12.50%, due 10/2/19	3,198,136	3,204,798

	Pharmaceuticals 0.2%
	Phibro Animal Health Corp. Term Loan B 4.00%, due 4/16/21	4,139,713	4,108,665

	Transportation 0.1%
	Commercial Barge Line Co. 2015 1st Lien Term Loan 9.75%, due 11/12/20	3,900,000	3,773,250

	Total Loan Assignments (Cost $11,023,796)		11,086,713

		Shares
	Common Stocks 0.3%
	Auto Parts & Equipment 0.1%
¤	Exide Technologies (b)(c)(d)(f)(k)	447,050	1,314,327
	Commercial Services 0.0%‡
	Avis Budget Group, Inc. (k)	21,600	738,936

	Electric 0.0%‡
	Upstate New York Power Producers, Inc. (b)(c)(f)(k)	130,037	156,044

	Entertainment 0.0%‡
	Affinity Gaming LLC (b)(f)(k)	75,000	1,106,250

	Media 0.0%‡
	ION Media Networks, Inc. (b)(c)(f)(k)	725	388,150

	Metal Fabricate & Hardware 0.1%
	Neenah Enterprises, Inc. (b)(c)(f)(k)	230,859	3,042,722

	Oil & Gas 0.1%
¤	Comstock Resources, Inc. (k)	36,200	276,568
	Rex Energy Corp. (b)(c)(f)	653,325	381,542
	Titan Energy LLC (c)(k)	25,911	771,111
			1,152,653
	Total Common Stocks (Cost $37,046,710)		8,175,650
	Preferred Stock 0.1%
	Banks 0.1%
	GMAC Capital Trust I 6.602%	124,200	3,155,922

	Total Preferred Stock (Cost $3,028,995)		3,155,922

	Principal Amount
Short-Term Investment 4.2%
Repurchase Agreement 4.2%
Fixed Income Clearing Corp. 0.03%, dated 9/30/16 due 10/03/16 Proceeds at Maturity $125,163,290 (Collateralized by a United States Treasury Note with a rate of 2.625% and a maturity date of 11/15/20, with a Principal Amount of $119,040,000 and a Market Value of $127,670,400)	$125,162,977	125,162,977
Total Short-Term Investment (Cost $125,162,977)		125,162,977
Total Investments (Cost $2,901,788,296) (l)	99.0%	2,958,564,587
Other Assets, Less Liabilities	1.0	29,773,486
Net Assets	100.0%	$2,988,338,073

¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(b)	Illiquid security - As of September 30, 2016, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $67,689,469, which represented 2.3% of the Portfolio's net assets.
(c)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2016, the total market value of fair valued securities was $53,982,530, which represented 1.8% of the Portfolio's net assets.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Issue in non-accrual status.
(f)	Restricted security.
(g)	Issue in default.
(h)	Step coupon - Rate shown was the rate in effect as of September 30, 2016.
(i)	Floating rate - Rate shown was the rate in effect as of September 30, 2016.
(j)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown was the weighted average interest rate of all contracts within the floating rate loan facility as of September 30, 2016.
(k)	Non-income producing security.
(l)	As of September 30, 2016, cost was $2,902,111,099 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$148,931,075
Gross unrealized depreciation	(92,477,587)
Net unrealized appreciation	$56,453,488

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds (b)	$—	$63,455,632	$17,203,834	$80,659,466
Corporate Bonds (c)	—	2,699,599,059	30,724,800	2,730,323,859
Loan Assignments	—	11,086,713	—	11,086,713
Total Long-Term Bonds	—	2,774,141,404	47,928,634	2,822,070,038
Common Stocks (d)(e)	1,015,504	1,487,792	5,672,354	8,175,650
Preferred Stock	3,155,922	—	—	3,155,922
Short-Term Investment
Repurchase Agreement	—	125,162,977	—	125,162,977
Total Investments in Securities	$4,171,426	$2,900,792,173	$53,600,988	$2,958,564,587

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $17,203,834 is held in Auto Parts & Equipment within the Convertible Bonds section of the Portfolio of Investments.

(c)	The Level 3 securities valued at $18,184,450, $10,375,000, and $2,165,350 are held in Auto Parts & Equipment, Entertainment, and Oil & Gas, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(d)	The Level 2 securities valued at $1,106,250 and $381,542 are held in Entertainment and Oil & Gas, respectively, within the Common Stocks section of the Portfolio of Investments.

(e)	The Level 3 securities valued at $1,314,327, $156,044, $388,150, $3,042,722, and $771,111 are held in Auto Parts & Equipment, Electric, Media, Metal Fabricate & Hardware, and Oil & Gas, respectively, within the Common Stocks section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2016, a security with a market value of $3,660,000 transferred from Level 3 to Level 2. The transfer occurred as a result of utilizing significant observable inputs. As of December 31, 2015, the fair value obtained for this Loan Assignment, from an independent pricing service, utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2016
Long-Term Bonds
Convertible Bonds
Auto Parts & Equipment	$16,622,063	$169,282	$-	$(395,527)	$808,016	(a)	$-	$-	$-	$17,203,834	$(395,527)
Electric	1,215,562	-	-	120	-		(1,215,682)	-	-	-	-
Corporate Bonds
Auto Parts & Equipment	17,386,323	186,669	-	(103,618)	715,076	(a)	-	-	-	18,184,450	(103,618)
Entertainment	10,375,000	-	-	-	-		-	-	-	10,375,000	-
Oil & Gas	1,568,600	-	-	596,750	-		-	-	-	2,165,350	596,750
Loan Assignments
Transportation	3,660,000	-	-	-	-		-	-	(3,660,000)	-	-
Common Stocks
Auto Parts & Equipment	1,788,200	-	-	(473,873)	-		-	-	-	1,314,327	(473,873)
Electric	720,538	-	-	(233,444)	1,322,381		(1,653,431)	-	-	156,044	(233,444)
Media	315,049	-	-	73,101	-		-	-	-	388,150	73,101
Metal Fabricate & Hardware	2,807,245	-	-	235,477	-		-	-	-	3,042,722	235,477
Oil & Gas	-	-	-	-	771,111		-	-	-	771,111	-
Total	$56,458,580	$355,951	$-	$(301,014)	$3,616,584		$(2,869,113)	$-	$(3,660,000)	$53,600,988	$(301,134)

(a)	Purchases include PIK securities.

As of September 30, 2016, the Portfolio held the following restricted securities:

Security	Date(s) of Acquisition	Principal Amount/ Shares	Cost	9/30/16 Value	Percent of Net Assets
Affinity Gaming LLC
Common Stock	10/24/12	75,000	$843,750	$1,106,250	0.0	%‡
Chesapeake Energy Corp. (Escrow Claim Shares)
Corporate Bond 6.775%, due 3/15/19	11/26/14	$6,820,000	—	2,165,350	0.1
Exide Technologies, Inc.
Common Stock	4/30/15	447,050	16,582,658	1,314,327	0.1
Exide Technologies, Inc. (Escrow Claim Shares)
Corporate Bond 8.625%, due 2/1/18	8/28/15	$20,190,000	—	20,190	0.0	‡
ION Media Networks, Inc.
Common Stock	3/12/10-12/20/10	725	1,099	388,150	0.0	‡
Neenah Enterprises, Inc.
Common Stock	7/29/10	230,859	1,955,376	3,042,722	0.1
Rex Energy Corp.
Common Stock	4/7/16	653,325	16,411,861	381,542	0.0	‡
Sterling Entertainment Enterprises LLC
Corporate Bond 9.75%, due 12/31/19	12/21/12	$10,000,000	10,000,000	10,375,000	0.3
Upstate New York Power Producers, Inc.
Common Stock	6/29/12-5/23/16	130,037	—	156,044	0.0	‡
Total			$45,794,744	$18,949,575	0.6%

‡ Less than one-tenth of a percent.

MainStay VP ICAP Select Equity Portfolio

Portfolio of Investments September 30, 2016 (Unaudited)

		Shares	Value
	Common Stocks 97.4% †
	Aerospace & Defense 2.0%
	United Technologies Corp.	225,750	$22,936,200

	Airlines 1.8%
	Delta Air Lines, Inc.	527,070	20,745,475

	Auto Components 3.1%
	Johnson Controls International PLC	764,960	35,593,589

	Banks 10.7%
¤	Citigroup, Inc.	1,004,055	47,421,518
	M&T Bank Corp.	319,880	37,138,068
	Wells Fargo & Co.	891,720	39,485,361
			124,044,947
	Capital Markets 3.6%
	Intercontinental Exchange, Inc.	154,680	41,664,605

	Consumer Finance 5.7%
	Ally Financial, Inc.	1,533,500	29,857,245
	American Express Co.	563,170	36,065,407
			65,922,652
	Electrical Equipment 1.9%
	Sensata Technologies Holding N.V. (a)	566,900	21,984,382

	Food & Staples Retailing 3.2%
	CVS Health Corp.	423,620	37,697,944

	Health Care Equipment & Supplies 7.4%
¤	Abbott Laboratories	1,246,260	52,704,336
	Medtronic PLC	380,756	32,897,318
			85,601,654
	Health Care Providers & Services 7.2%
	Laboratory Corp. of America Holdings (a)	261,210	35,911,151
¤	McKesson Corp.	286,910	47,842,242
			83,753,393
	Household Durables 4.7%
	Newell Brands, Inc.	335,060	17,644,260
	Whirlpool Corp.	224,715	36,439,784
			54,084,044
	Industrial Conglomerates 4.0%
	Honeywell International, Inc.	393,070	45,828,031

	Internet Software & Services 4.2%
¤	Alphabet, Inc. Class C (a)	63,010	48,977,043

	IT Services 1.0%
	Cognizant Technology Solutions Corp. Class A (a)	244,160	11,648,874

	Media 12.8%
¤	Comcast Corp. Class A	720,710	47,811,901
	DISH Network Corp. Class A (a)	839,750	46,001,505
	Grupo Televisa S.A.B., Sponsored ADR	702,730	18,053,134
	Twenty-First Century Fox, Inc. Class A	1,530,900	37,078,398
			148,944,938
	Oil, Gas & Consumable Fuels 4.9%
¤	Royal Dutch Shell PLC Class A, Sponsored ADR	1,140,753	57,117,503

	Pharmaceuticals 4.0%
¤	Allergan PLC (a)	203,520	46,872,691

	Real Estate Investment Trusts 1.7%
	American Tower Corp.	178,560	20,236,205

	Semiconductors & Semiconductor Equipment 4.2%
¤	Intel Corp.	1,285,510	48,528,002

	Software 4.9%
¤	Oracle Corp.	1,459,880	57,344,086

	Technology Hardware, Storage & Peripherals 4.4%
¤	Apple, Inc.	456,030	51,554,191

	Total Common Stocks (Cost $1,126,532,241)		1,131,080,449

	Principal Amount
Short-Term Investment 1.6%
Repurchase Agreement 1.6%
Fixed Income Clearing Corp. 0.03%, dated 9/30/16 due 10/3/16 Proceeds at Maturity $18,051,176 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 7/31/20, with a Principal Amount of $17,945,000 and a Market Value of $18,416,056)	$18,051,131	18,051,131
Total Short-Term Investment (Cost $18,051,131)		18,051,131
Total Investments (Cost $1,144,583,372) (b)	99.0%	1,149,131,580
Other Assets, Less Liabilities	1.0	12,033,203
Net Assets	100.0%	$1,161,164,783

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	As of September 30, 2016, cost was $1,145,571,358 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$52,042,517
Gross unrealized depreciation	(48,482,295)
Net unrealized appreciation	$3,560,222

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,131,080,449	$—	$—	$1,131,080,449
Short-Term Investment
Repurchase Agreement	—	18,051,131	—	18,051,131
Total Investments in Securities	$1,131,080,449	$18,051,131	$—	$1,149,131,580

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2016, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Income Builder Portfolio

Portfolio of Investments September 30, 2016 (Unaudited)

		Shares		Value
	Long-Term Bonds 49.3%
	Asset-Backed Securities 0.4%
	Home Equity 0.4%
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.585%, due 10/25/36 (a)		$147,612	$144,018
	Citigroup Mortgage Loan Trust Series 2007-AHL2, Class A3A 0.595%, due 5/25/37 (a)		229,493	166,825
	GSAA Home Equity Trust Series 2006-14, Class A1 0.575%, due 9/25/36 (a)		2,154,262	1,100,549
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.625%, due 4/25/37 (a)		2,489	1,788
	JPMorgan Mortgage Acquisition Trust Series 2007-HE1, Class AF1 0.624%, due 3/25/47 (a)		208,397	111,945
	MASTR Asset Backed Securities Trust Series 2006-HE4, Class A1 0.575%, due 11/25/36 (a)		274,560	129,352
	Soundview Home Equity Loan Trust Series 2006-EQ2, Class A2 0.635%, due 1/25/37 (a)		426,533	304,745
	Specialty Underwriting & Residential Finance Trust Series 2006-BC4, Class A2B 0.635%, due 9/25/37 (a)		334,008	168,166
				2,127,388
	Student Loans 0.0%‡
	KeyCorp Student Loan Trust Series 2000-A, Class A2 1.145%, due 5/25/29 (a)		200,161	192,050

	Total Asset-Backed Securities (Cost $2,807,789)			2,319,438

	Convertible Bond 0.0%‡
	Transportation 0.0%‡
	Hornbeck Offshore Services, Inc., 1.50%, due 9/1/19		340,000	197,200

	Total Convertible Bond (Cost $372,181)			197,200

	Corporate Bonds 43.5%
	Advertising 0.2%
	Lamar Media Corp. 5.875%, due 2/1/22		1,105,000	1,150,581

	Aerospace & Defense 0.8%
	KLX, Inc. 5.875%, due 12/1/22 (b)		1,355,000	1,402,425
	Orbital ATK, Inc. 5.50%, due 10/1/23		1,135,000	1,188,912
	TransDigm, Inc. 7.50%, due 7/15/21		505,000	535,300
	Triumph Group, Inc. 4.875%, due 4/1/21		1,450,000	1,388,375
				4,515,012
	Agriculture 0.2%
	Bunge, Ltd. Finance Corp. 3.25%, due 8/15/26		970,000	976,006
	Reynolds American, Inc. 8.125%, due 6/23/19		165,000	193,271
				1,169,277
	Airlines 1.2%
	American Airlines Group, Inc. 4.625%, due 3/1/20 (b)		1,400,000	1,414,000
	American Airlines Pass Through Trust Series 2015-2, Class AA 3.60%, due 3/22/29		976,347	1,034,928
	Continental Airlines, Inc.
	Series 2009-2, Class A, Pass Through Trust 7.25%, due 5/10/21		311,569	355,968
	Series 2003-ERJ1 7.875%, due 1/2/20		272,393	282,608
	Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 5/1/21		1,120,672	1,271,962
	U.S. Airways Group, Inc.
	Class A Series 2012-1, Pass Through Trust 5.90%, due 4/1/26		863,400	992,910
	Series 2010-1 Class A, Pass Through Trust 6.25%, due 10/22/24		507,904	575,201
	United Airlines, Inc.
	Series 2014-2, Class B, Pass Through Trust 4.625%, due 3/3/24		452,114	458,895
	Series 2007-1, Pass Through Trust 6.636%, due 1/2/24		566,109	602,906
				6,989,378
	Apparel 0.2%
	Hanesbrands, Inc. 4.625%, due 5/15/24 (b)		1,315,000	1,349,519

	Auto Manufacturers 0.7%
	Ford Motor Co.
	6.625%, due 10/1/28		500,000	628,126
	7.45%, due 7/16/31		455,000	601,827
	Ford Motor Credit Co. LLC 5.875%, due 8/2/21		150,000	171,227
	General Motors Financial Co., Inc.
	3.45%, due 4/10/22		1,500,000	1,521,460
	3.70%, due 5/9/23		500,000	508,529
	Navistar International Corp. 8.25%, due 11/1/21		310,000	306,900
				3,738,069
	Auto Parts & Equipment 1.4%
	Dana, Inc. 5.375%, due 9/15/21		1,385,000	1,440,400
	Goodyear Tire & Rubber Co. (The) 5.125%, due 11/15/23		2,000,000	2,085,000
	MPG Holdco I, Inc. 7.375%, due 10/15/22		1,250,000	1,278,125
	Schaeffler Finance B.V. 4.75%, due 5/15/23 (Germany) (b)		1,245,000	1,288,575
	Tenneco, Inc. 5.00%, due 7/15/26		605,000	612,562
	ZF North America Capital, Inc. 4.75%, due 4/29/25 (Germany) (b)		1,150,000	1,207,500
				7,912,162
	Banks 4.9%
¤	Bank of America Corp.
	4.875%, due 4/1/44		170,000	197,018
	5.00%, due 1/21/44		525,000	618,053
	5.875%, due 2/7/42		180,000	234,667
	6.11%, due 1/29/37		1,105,000	1,350,528
	6.30%, due 12/29/49 (a)		1,415,000	1,537,044
	7.625%, due 6/1/19		680,000	780,374
	Bank of New York Mellon Corp. (The) 4.625%, due 12/29/49 (a)		780,000	768,300
	Barclays Bank PLC
	5.20%, due 5/12/26 (United Kingdom)		580,000	597,370
	Series Reg S 10.00%, due 5/21/21	GBP	525,000	878,490
	Capital One Financial Corp.
	4.20%, due 10/29/25		$165,000	172,143
	5.55%, due 12/29/49 (a)		1,365,000	1,388,887
	Citigroup, Inc.
	4.05%, due 7/30/22		105,000	111,586
	4.65%, due 7/30/45		615,000	694,114
	5.30%, due 5/6/44		565,000	635,036
	6.25%, due 12/29/49 (a)		1,345,000	1,447,556
	6.625%, due 6/15/32		190,000	235,125
	Citizens Bank N.A. 2.55%, due 5/13/21		475,000	483,455
	Citizens Financial Group, Inc. 4.30%, due 12/3/25		1,190,000	1,248,635
	Discover Bank 8.70%, due 11/18/19		795,000	917,109
	Goldman Sachs Group, Inc. (The)
	3.625%, due 1/22/23		1,330,000	1,405,206
	5.30%, due 12/29/49 (a)		1,029,000	1,054,725
	Huntington Bancshares, Inc. 3.15%, due 3/14/21		1,295,000	1,342,462
	JPMorgan Chase & Co. 5.15%, due 12/29/49 (a)		1,500,000	1,507,500
	Lloyds Banking Group PLC 4.65%, due 3/24/26		585,000	601,956
	Morgan Stanley
	4.875%, due 11/1/22		495,000	545,967
	5.00%, due 11/24/25		1,150,000	1,283,055
	5.45%, due 7/29/49 (a)		1,695,000	1,700,661
	Royal Bank of Scotland Group PLC
	5.125%, due 5/28/24		870,000	870,922
	6.00%, due 12/19/23		70,000	72,955
	6.125%, due 12/15/22		550,000	582,788
	Toronto-Dominion Bank (The) 1.80%, due 7/13/21		1,535,000	1,529,253
	Wells Fargo & Co. 5.90%, due 12/29/49 (a)		820,000	849,725
	Wells Fargo Capital X 5.95%, due 12/1/86		255,000	279,862
				27,922,527
	Beverages 0.4%
	Anheuser-Busch InBev Finance, Inc. 3.65%, due 2/1/26 (Belgium)		1,400,000	1,503,600
	Constellation Brands, Inc. 4.25%, due 5/1/23		760,000	804,650
				2,308,250
	Biotechnology 0.5%
	Biogen, Inc. 3.625%, due 9/15/22		1,240,000	1,328,158
	Celgene Corp. 3.625%, due 5/15/24		1,400,000	1,473,526
				2,801,684
	Building Materials 0.8%
	Masco Corp. 4.375%, due 4/1/26		575,000	605,188
	Standard Industries, Inc. 5.375%, due 11/15/24 (b)		1,000,000	1,030,000
	USG Corp.
	6.30%, due 11/15/16		2,265,000	2,275,192
	9.50%, due 1/15/18		545,000	591,870
				4,502,250
	Chemicals 1.0%
	Air Liquide Finance Co.
	1.375%, due 9/27/19 (b)		900,000	899,968
	1.75%, due 9/27/21 (b)		610,000	607,747
	Ashland LLC 4.75%, due 8/15/22		1,000,000	1,040,000
	Dow Chemical Co. (The)
	4.125%, due 11/15/21		710,000	776,885
	8.55%, due 5/15/19		45,000	52,778
	Huntsman International LLC 4.875%, due 11/15/20		1,180,000	1,230,150
	WR Grace & Co. 5.125%, due 10/1/21 (b)		765,000	812,813
				5,420,341
	Commercial Services 0.7%
	Herc Rentals, Inc. 7.75%, due 6/1/24 (b)		775,000	796,312
	Hertz Corp. (The)
	5.875%, due 10/15/20		277,000	285,656
	7.375%, due 1/15/21		545,000	566,119
	Service Corporation International 5.375%, due 1/15/22		1,005,000	1,045,200
	United Rentals North America, Inc.
	4.625%, due 7/15/23		715,000	732,875
	6.125%, due 6/15/23		605,000	634,494
				4,060,656
	Computers 0.4%
	Apple, Inc.
	1.55%, due 8/4/21		545,000	544,056
	3.85%, due 8/4/46		395,000	403,991
	NCR Corp. 5.00%, due 7/15/22		1,325,000	1,354,813
				2,302,860
	Diversified Financial Services 0.1%
	Alterra Finance LLC 6.25%, due 9/30/20		75,000	85,772
	Peachtree Corners Funding Trust 3.976%, due 2/15/25 (b)		425,000	427,783
				513,555
	Electric 0.5%
	FirstEnergy Transmission LLC 5.45%, due 7/15/44 (b)		1,120,000	1,252,853
	Great Plains Energy, Inc. 5.292%, due 6/15/22 (c)		500,000	559,718
	Puget Energy, Inc. 5.625%, due 7/15/22		350,000	402,783
	WEC Energy Group, Inc. 6.25%, due 5/15/67 (a)		480,000	414,600
				2,629,954
	Entertainment 0.2%
	Mohegan Tribal Gaming Authority 9.75%, due 9/1/21		880,000	949,300

	Finance - Auto Loans 0.2%
	Ally Financial, Inc. 8.00%, due 11/1/31		1,045,000	1,287,963

	Finance - Commercial 0.3%
	CIT Group, Inc.
	3.875%, due 2/19/19		890,000	908,912
	4.25%, due 8/15/17		105,000	106,969
	5.25%, due 3/15/18		95,000	99,038
	6.625%, due 4/1/18 (b)		400,000	424,500
				1,539,419
	Finance - Consumer Loans 0.9%
	Navient Corp. 8.00%, due 3/25/20		750,000	804,375
	OneMain Financial Holdings LLC 7.25%, due 12/15/21 (b)		1,190,000	1,250,987
	Springleaf Finance Corp.
	6.00%, due 6/1/20		345,000	353,194
	7.75%, due 10/1/21		800,000	839,000
	Synchrony Financial 4.50%, due 7/23/25		1,735,000	1,833,465
				5,081,021
	Finance - Investment Banker/Broker 0.0%‡
	Jefferies Group LLC 5.125%, due 1/20/23		85,000	90,558

	Finance - Leasing Companies 0.4%
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 4.625%, due 10/30/20 (Netherlands)		1,200,000	1,260,000
	Air Lease Corp. 2.125%, due 1/15/20		730,000	728,481
	International Lease Finance Corp. 5.875%, due 4/1/19		460,000	492,775
				2,481,256
	Food 2.2%
	Darling Ingredients, Inc. 5.375%, due 1/15/22		2,000,000	2,087,500
	Kerry Group Financial Services 3.20%, due 4/9/23 (Ireland) (b)		1,290,000	1,289,768
	Kraft Heinz Foods Co.
	3.00%, due 6/1/26		280,000	282,234
	4.875%, due 2/15/25 (b)		831,000	916,414
	5.00%, due 6/4/42		585,000	672,157
	Kroger Co. (The) 1.50%, due 9/30/19		905,000	903,481
	Pilgrim's Pride Corp. 5.75%, due 3/15/25 (b)		955,000	983,650
	Smithfield Foods, Inc. 6.625%, due 8/15/22		190,000	200,925
	Sysco Corp. 3.30%, due 7/15/26		865,000	896,690
	Tyson Foods, Inc. 3.95%, due 8/15/24		1,810,000	1,953,564
	Whole Foods Market, Inc. 5.20%, due 12/3/25 (b)		2,115,000	2,297,091
				12,483,474
	Food Services 0.3%
	Aramark Services, Inc.
	4.75%, due 6/1/26 (b)		950,000	954,750
	5.125%, due 1/15/24 (b)		550,000	572,000
	5.75%, due 3/15/20		286,000	293,865
				1,820,615
	Gas 0.1%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp. 5.625%, due 5/20/24		525,000	556,500

	Hand & Machine Tools 0.2%
	Milacron LLC / Mcron Finance Corp. 7.75%, due 2/15/21 (b)		1,110,000	1,154,400

	Health Care - Products 0.9%
	Alere, Inc.
	6.50%, due 6/15/20		345,000	345,000
	7.25%, due 7/1/18		650,000	664,625
	Baxter International, Inc. 3.50%, due 8/15/46		1,570,000	1,483,035
	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC
	4.875%, due 4/15/20 (b)		500,000	510,000
	5.75%, due 8/1/22 (b)		450,000	443,812
	Stryker Corp. 2.625%, due 3/15/21		1,075,000	1,108,115
	Thermo Fisher Scientific, Inc. 3.00%, due 4/15/23		525,000	537,665
				5,092,252
	Health Care - Services 1.3%
	CHS / Community Health Systems, Inc. 5.125%, due 8/1/21		1,295,000	1,285,287
	Cigna Corp. 4.375%, due 12/15/20		135,000	146,807
	DaVita, Inc. 5.00%, due 5/1/25		870,000	873,263
	Fresenius Medical Care U.S. Finance II, Inc. 5.875%, due 1/31/22 (Germany) (b)		1,155,000	1,308,037
	HCA, Inc. 5.00%, due 3/15/24		1,675,000	1,767,125
	Tenet Healthcare Corp.
	4.35%, due 6/15/20 (a)		700,000	703,570
	6.00%, due 10/1/20		975,000	1,031,063
				7,115,152
	Home Builders 1.6%
	Beazer Homes USA, Inc.
	5.75%, due 6/15/19		410,000	426,400
	7.25%, due 2/1/23		500,000	497,500
	CalAtlantic Group, Inc. 8.375%, due 5/15/18		800,000	876,000
	K. Hovnanian Enterprises, Inc. 7.25%, due 10/15/20 (b)		780,000	686,400
	KB Home 7.50%, due 9/15/22		590,000	640,150
	Lennar Corp.
	4.50%, due 6/15/19		1,100,000	1,152,250
	4.50%, due 11/15/19		200,000	210,750
	MDC Holdings, Inc. 5.625%, due 2/1/20		1,100,000	1,181,840
	Shea Homes, L.P. / Shea Homes Funding Corp. 5.875%, due 4/1/23 (b)		1,255,000	1,255,000
	Toll Brothers Finance Corp. 5.875%, due 2/15/22		670,000	737,000
	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.875%, due 6/15/24		1,430,000	1,487,200
				9,150,490
	Hotels, Restaurants & Leisure 0.2%
	Marriott International, Inc. 2.30%, due 1/15/22		890,000	897,507

	Household Products & Wares 0.5%
	Spectrum Brands, Inc. 5.75%, due 7/15/25		2,430,000	2,624,400

	Housewares 0.4%
	Newell Brands, Inc. 3.85%, due 4/1/23		2,000,000	2,128,932

	Insurance 3.1%
	Allstate Corp. (The) 6.50%, due 5/15/67 (a)		1,725,000	2,005,312
	Berkshire Hathaway Finance Corp. 1.45%, due 3/7/18		1,280,000	1,286,111
	Chubb Corp. (The) 6.375%, due 3/29/67 (a)		730,000	693,573
	CNA Financial Corp. 4.50%, due 3/1/26		1,260,000	1,364,460
	Genworth Holdings, Inc. 4.90%, due 8/15/23		870,000	724,275
	Hartford Financial Services Group, Inc. (The) 6.10%, due 10/1/41		980,000	1,193,353
	Liberty Mutual Group, Inc.
	4.25%, due 6/15/23 (b)		145,000	156,862
	6.50%, due 3/15/35 (b)		130,000	161,680
	7.80%, due 3/7/87 (b)		1,195,000	1,398,150
	Markel Corp. 5.00%, due 4/5/46		870,000	947,012
	Oil Insurance, Ltd. 3.82%, due 12/29/49 (a)(b)		580,000	464,000
	Pacific Life Insurance Co. 7.90%, due 12/30/23 (b)		1,000,000	1,248,265
	Protective Life Corp. 8.45%, due 10/15/39		725,000	1,023,001
	Provident Cos., Inc. 7.25%, due 3/15/28		925,000	1,157,979
	Prudential Financial, Inc. 5.625%, due 6/15/43 (a)		795,000	857,646
	Validus Holdings, Ltd. 8.875%, due 1/26/40		740,000	1,033,780
	Voya Financial, Inc. 3.65%, due 6/15/26		310,000	308,607
	XLIT, Ltd.
	4.45%, due 3/31/25 (Ireland)		985,000	999,843
	6.50%, due 10/29/49 (Ireland) (a)		945,000	708,618
				17,732,527
	Internet 0.6%
	eBay, Inc. 3.80%, due 3/9/22		1,380,000	1,475,736
	Match Group, Inc. 6.375%, due 6/1/24		1,500,000	1,631,250
				3,106,986
	Iron & Steel 0.5%
	AK Steel Corp. 7.50%, due 7/15/23		1,105,000	1,176,825
	ArcelorMittal 8.00%, due 10/15/39 (Luxembourg)		1,000,000	1,080,000
	Cliffs Natural Resources, Inc. 5.90%, due 3/15/20		465,000	404,550
				2,661,375
	Lodging 1.4%
	Boyd Gaming Corp.
	6.375%, due 4/1/26 (b)		550,000	589,875
	6.875%, due 5/15/23		650,000	703,625
	Choice Hotels International, Inc. 5.75%, due 7/1/22		1,229,000	1,345,755
	Hilton Domestic Operating Co., Inc. 4.25%, due 9/1/24 (b)		865,000	882,300
	MGM Resorts International 6.75%, due 10/1/20		1,600,000	1,792,000
	Starwood Hotels & Resorts Worldwide, Inc.
	6.75%, due 5/15/18		865,000	935,262
	7.15%, due 12/1/19		125,000	143,526
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50%, due 3/1/25 (b)		1,445,000	1,463,062
				7,855,405
	Machinery - Construction & Mining 0.2%
	Terex Corp.
	6.00%, due 5/15/21		150,000	153,375
	6.50%, due 4/1/20		1,050,000	1,076,250
				1,229,625
	Machinery - Diversified 0.5%
	CNH Industrial Capital LLC 4.875%, due 4/1/21		1,445,000	1,535,312
	Zebra Technologies Corp. 7.25%, due 10/15/22		1,290,000	1,398,038
				2,933,350
	Media 1.2%
	CCO Holdings LLC / CCO Holdings Capital Corp. 5.75%, due 1/15/24		690,000	733,125
	Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.464%, due 7/23/22 (b)		1,335,000	1,440,548
	Clear Channel Worldwide Holdings, Inc. Series B 6.50%, due 11/15/22		1,275,000	1,327,594
	DISH DBS Corp. 5.875%, due 7/15/22		725,000	745,104
	Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23		355,000	461,244
	Time Warner, Inc.
	3.60%, due 7/15/25		1,000,000	1,063,704
	7.70%, due 5/1/32		115,000	163,517
	UPCB Finance IV, Ltd. 5.375%, due 1/15/25 (Netherlands) (b)		765,000	768,557
				6,703,393
	Mining 0.4%
	Aleris International, Inc. 7.875%, due 11/1/20		710,000	718,875
	FMG Resources (August 2006) Pty, Ltd. 9.75%, due 3/1/22 (b)		1,155,000	1,339,800
				2,058,675
	Miscellaneous - Manufacturing 0.6%
	Amsted Industries, Inc. 5.00%, due 3/15/22 (b)		1,390,000	1,396,950
	Gates Global LLC / Gates Global Co. 6.00%, due 7/15/22 (b)		1,305,000	1,239,750
	Textron Financial Corp. 6.00%, due 2/15/67 (a)(b)		1,295,000	921,069
				3,557,769
	Oil & Gas 0.8%
	CITGO Petroleum Corp. 6.25%, due 8/15/22 (b)		850,000	828,750
	ConocoPhillips 6.50%, due 2/1/39		1,000,000	1,290,827
	SM Energy Co. 5.00%, due 1/15/24		875,000	822,500
	Sunoco, L.P. / Sunoco Finance Corp.
	5.50%, due 8/1/20 (b)		675,000	685,969
	6.375%, due 4/1/23 (b)		145,000	148,987
	Valero Energy Corp. 3.65%, due 3/15/25		1,000,000	1,021,594
				4,798,627
	Packaging & Containers 1.1%
	Albea Beauty Holdings S.A. 8.375%, due 11/1/19 (France) (b)		800,000	836,000
	Ball Corp. 5.00%, due 3/15/22		1,375,000	1,481,562
	Crown European Holdings S.A. 4.00%, due 7/15/22 (France) (b)	EUR	900,000	1,102,006
	Owens-Brockway Glass Container, Inc. 5.00%, due 1/15/22 (b)		$555,000	588,644
	Reynolds Group Issuer, Inc.
	5.125%, due 7/15/23 (New Zealand) (b)		670,000	691,775
	5.75%, due 10/15/20 (New Zealand)		850,000	876,563
	Sealed Air Corp. 5.50%, due 9/15/25 (b)		750,000	804,375
				6,380,925
	Pharmaceuticals 0.4%
	Actavis Funding SCS 3.45%, due 3/15/22		1,530,000	1,606,252
	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc. 6.50%, due 2/1/25 (b)		615,000	543,506
				2,149,758
	Pipelines 0.8%
	Crestwood Midstream Partners, L.P. / Crestwood Midstream Finance Corp. 6.25%, due 4/1/23		1,025,000	1,037,813
	Hiland Partners Holdings LLC / Hiland Partners Finance Corp. 5.50%, due 5/15/22 (b)		725,000	753,868
	MPLX, L.P. 5.50%, due 2/15/23		925,000	955,615
	Plains All American Pipeline, L.P. / PAA Finance Corp. 4.70%, due 6/15/44		975,000	857,287
	Spectra Energy Partners, L.P. 4.75%, due 3/15/24		795,000	872,739
				4,477,322
	Private Equity 0.2%
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.
	5.875%, due 2/1/22		145,000	139,200
	6.00%, due 8/1/20		945,000	949,725
				1,088,925
	Real Estate Investment Trusts 1.3%
	American Tower Corp. 3.375%, due 10/15/26		1,080,000	1,094,706
	Corrections Corporation of America
	4.625%, due 5/1/23		310,000	272,025
	5.00%, due 10/15/22		590,000	533,950
	Crown Castle International Corp.
	3.40%, due 2/15/21		920,000	962,821
	5.25%, due 1/15/23		1,290,000	1,460,719
	Essex Portfolio, L.P. 3.375%, due 4/15/26		545,000	557,149
	GEO Group, Inc. (The) 5.875%, due 10/15/24		920,000	791,200
¤	Iron Mountain, Inc. 5.75%, due 8/15/24		1,400,000	1,438,500
				7,111,070
	Retail 2.7%
	AmeriGas Finance LLC / AmeriGas Finance Corp. 7.00%, due 5/20/22		610,000	645,075
	Brinker International, Inc. 2.60%, due 5/15/18		835,000	835,000
	CVS Health Corp. 4.00%, due 12/5/23		1,355,000	1,492,459
	CVS Pass-Through Trust 5.789%, due 1/10/26 (b)(d)		42,548	47,682
	Dollar General Corp. 3.25%, due 4/15/23		1,420,000	1,466,034
	Dollar Tree, Inc. 5.75%, due 3/1/23		1,335,000	1,436,794
	L Brands, Inc. 5.625%, due 2/15/22		800,000	894,000
	Macy's Retail Holdings, Inc. 3.875%, due 1/15/22		480,000	505,367
	O'Reilly Automotive, Inc. 3.55%, due 3/15/26		1,000,000	1,060,093
	QVC, Inc. 4.85%, due 4/1/24		1,125,000	1,142,430
	Suburban Propane Partners, L.P. / Suburban Energy Finance Corp.
	5.50%, due 6/1/24		1,080,000	1,096,200
	5.75%, due 3/1/25		90,000	91,125
	Tiffany & Co. 3.80%, due 10/1/24		2,000,000	2,090,852
	TJX Cos., Inc. (The) 2.25%, due 9/15/26		2,310,000	2,272,291
				15,075,402
	Semiconductors 0.9%
	NXP B.V. / NXP Funding LLC
	4.625%, due 6/15/22 (Netherlands) (b)		590,000	637,200
	4.625%, due 6/1/23 (Netherlands) (b)		1,420,000	1,553,125
	Qorvo, Inc. 7.00%, due 12/1/25		1,360,000	1,475,600
	Sensata Technologies B.V. 5.00%, due 10/1/25 (b)		1,135,000	1,160,537
				4,826,462
	Software 0.7%
	First Data Corp.
	5.00%, due 1/15/24 (b)		1,205,000	1,223,075
	5.375%, due 8/15/23 (b)		200,000	206,000
	Microsoft Corp. 3.70%, due 8/8/46		750,000	759,139
	MSCI, Inc. 5.75%, due 8/15/25 (b)		1,315,000	1,403,762
	PTC, Inc. 6.00%, due 5/15/24		516,000	550,830
				4,142,806
	Telecommunications 2.1%
	AT&T, Inc. 3.60%, due 2/17/23		1,400,000	1,475,732
	CommScope Technologies Finance LLC 6.00%, due 6/15/25 (b)		475,000	506,469
	CommScope, Inc. 5.00%, due 6/15/21 (b)		985,000	1,019,475
	Hughes Satellite Systems Corp.
	5.25%, due 8/1/26 (b)		185,000	182,688
	6.50%, due 6/15/19		405,000	442,969
	7.625%, due 6/15/21		360,000	383,850
	Inmarsat Finance PLC 4.875%, due 5/15/22 (b)		1,170,000	1,111,500
	Sprint Communications, Inc. 6.00%, due 11/15/22		1,100,000	1,020,250
	Sprint Corp. 7.25%, due 9/15/21		400,000	401,500
	T-Mobile USA, Inc. 6.125%, due 1/15/22		1,600,000	1,700,000
	Telecom Italia Capital S.A. 7.721%, due 6/4/38 (Italy)		135,000	147,825
	Telefonica Emisiones SAU
	4.57%, due 4/27/23 (Spain)		1,139,000	1,266,727
	5.462%, due 2/16/21 (Spain)		175,000	198,722
¤	Verizon Communications, Inc.
	4.862%, due 8/21/46		500,000	560,031
	5.15%, due 9/15/23		1,055,000	1,228,998
	5.85%, due 9/15/35		350,000	431,730
				12,078,466
	Transportation 0.3%
	Hapag-Lloyd A.G. 9.75%, due 10/15/17 (Germany) (b)		150,000	148,500
	Hornbeck Offshore Services, Inc. 5.00%, due 3/1/21		340,000	198,900
	XPO Logistics, Inc. 6.50%, due 6/15/22 (b)		1,445,000	1,506,413
				1,853,813
	Total Corporate Bonds (Cost $237,690,331)			245,561,995

	Loan Assignments 4.4% (e)
	Advertising 0.2%
	USAGM HoldCo. LLC
	2016 Incremental Term Loan 5.50%, due 7/28/22		854,789	856,392
	2016 Incremental Delayed Draw Term Loan 5.54%, due 7/28/22		169,601	169,919
				1,026,311
	Auto Parts & Equipment 0.1%
	Allison Transmission, Inc. New Term Loan B3 3.25%, due 8/23/19		329,767	330,929

	Building Materials 0.2%
	Stardust Finance Holdings, Inc. Senior Lien Term Loan 6.50%, due 3/13/22		1,500,000	1,493,438

	Commercial Services 0.4%
	ExamWorks Group, Inc. Term Loan 4.75%, due 7/27/23		1,340,000	1,346,282
	U.S. Security Associates Holdings, Inc. 2016 Term Loan 6.00%, due 7/14/23		1,000,000	1,005,625
				2,351,907
	Containers, Packaging & Glass 0.1%
	Reynolds Group Holdings, Inc. 2016 USD Term Loan TBD, due 2/5/23		300,000	300,780

	Electric 0.3%
	Calpine Corp. Term Loan B7 3.84%, due 5/31/23		1,745,625	1,754,716

	Entertainment 0.2%
	Scientific Games International, Inc. 2014 Term Loan B1 6.00%, due 10/18/20		1,069,750	1,072,616

	Food & Staples Retailing 0.3%
	U.S. Foods, Inc. 2016 Term Loan B 4.00%, due 6/27/23		1,935,150	1,947,591

	Health Care - Products 0.2%
	Ortho-Clinical Diagnostics, Inc. Term Loan B 4.75%, due 6/30/21		1,055,700	1,033,266

	Health Care - Services 0.5%
	Inventiv Health, Inc. 2016 Term Loan B TBD, due 9/28/23		735,000	735,220
	MPH Acquisition Holdings LLC 2016 Term Loan B 5.00%, due 6/7/23		1,435,159	1,452,329
	U.S. Renal Care, Inc. 2015 2nd Lien Term Loan 9.00%, due 12/31/23		600,000	583,500
				2,771,049
	Household Products & Wares 0.8%
	KIK Custom Products, Inc. 2015 Term Loan B 6.00%, due 8/26/22 (Canada)		3,465,000	3,459,224
	Prestige Brands, Inc. Term Loan B3 3.50%, due 9/3/21		1,257,920	1,261,065
				4,720,289
	Iron & Steel 0.2%
	Signode Industrial Group U.S., Inc. USD Term Loan B 3.75%, due 5/1/21		1,132,353	1,128,107

	Media 0.1%
	Virgin Media Investment Holdings, Ltd. USD Term Loan F 3.649%, due 6/30/23 (United Kingdom)		504,991	506,674

	Semiconductors 0.2%
	Avago Technologies Cayman, Ltd. USD Term Loan B3 3.524%, due 2/1/23 (Singapore)		961,475	972,592

	Telecommunications 0.6%
	Level 3 Financing, Inc. 2015 Term Loan B2 3.50%, due 5/31/22		3,500,000	3,518,959

	Total Loan Assignments (Cost $24,759,101)			24,929,224

	Mortgage-Backed Securities 0.3%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.2%
	Banc of America Commercial Mortgage Trust Series 2007-2, Class A4 5.637%, due 4/10/49 (f)		168,196	169,079
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.755%, due 12/25/36 (a)(b)		95,124	81,953
	Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW16, Class A4 5.717%, due 6/11/40 (f)		206,689	209,898
	Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.129%, due 12/10/49 (f)		123,416	127,269
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (b)		480,000	539,377
	Morgan Stanley Capital I Trust Series 2007-IQ15, Class A4 6.103%, due 6/11/49 (f)		137,200	140,856
				1,268,432
	Residential Mortgages (Collateralized Mortgage Obligations) 0.1%
	Deutsche Alt-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35 (a)		51,109	48,336
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 1.05%, due 2/25/42 (a)(b)(d)(g)		322,082	273,821
	WaMu Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1 2.237%, due 11/25/36 (f)		197,306	174,859
				497,016
	Total Mortgage-Backed Securities (Cost $1,617,927)			1,765,448

	U.S. Government & Federal Agencies 0.7%
	Federal National Mortgage Association (Mortgage Pass-Through Security) 0.0%‡
	6.00%, due 4/1/37		41,434	44,852

	United States Treasury Notes 0.7%
	2.00%, due 8/15/25		3,715,000	3,844,446

	Total U.S. Government & Federal Agencies (Cost $3,890,850)			3,889,298
	Total Long-Term Bonds (Cost $271,138,179)			278,662,603

	Common Stocks 43.4%
	Aerospace & Defense 0.9%
	BAE Systems PLC (United Kingdom)		416,710	2,830,221
	Lockheed Martin Corp.		8,675	2,079,571
				4,909,792
	Agriculture 3.4%
	Altria Group, Inc.		60,695	3,837,745
	British American Tobacco PLC (United Kingdom)		57,770	3,691,512
	Imperial Brands PLC (United Kingdom)		74,875	3,856,249
¤	Philip Morris International, Inc.		45,385	4,412,330
	Reynolds American, Inc.		74,778	3,525,783
				19,323,619
	Auto Manufacturers 0.5%
	Daimler A.G. Registered (Germany)		40,775	2,872,405

	Auto Parts & Equipment 0.4%
	Compagnie Generale des Etablissements Michelin		18,495	2,045,639

	Banks 1.4%
	Commonwealth Bank of Australia (Australia)		28,910	1,601,941
	Svenska Handelsbanken AB Class A (Sweden)		168,560	2,316,551
	Wells Fargo & Co.		39,770	1,761,016
	Westpac Banking Corp. (Australia)		98,591	2,226,724
				7,906,232
	Beverages 0.9%
	Coca-Cola Co. (The)		33,970	1,437,610
	Diageo PLC (United Kingdom)		65,900	1,888,126
	PepsiCo., Inc.		15,280	1,662,006
				4,987,742
	Chemicals 1.2%
	Agrium, Inc. (Canada)		16,080	1,458,295
	BASF S.E. (Germany)		31,280	2,674,382
	Dow Chemical Co. (The)		55,200	2,861,016
				6,993,693
	Commercial Services 0.7%
	Automatic Data Processing, Inc.		18,000	1,587,600
	R.R. Donnelley & Sons Co.		130,870	2,057,276
				3,644,876
	Cosmetics & Personal Care 0.8%
	Procter & Gamble Co. (The)		23,010	2,065,148
	Unilever PLC (United Kingdom)		52,195	2,472,361
				4,537,509
	Electric 5.1%
	Ameren Corp.		61,575	3,028,258
	Dominion Resources, Inc.		25,020	1,858,235
¤	Duke Energy Corp.		53,478	4,280,379
	Entergy Corp.		46,515	3,569,096
¤	PPL Corp.		123,690	4,275,963
	Southern Co. (The)		41,215	2,114,330
	SSE PLC (United Kingdom)		116,095	2,359,471
	Terna Rete Elettrica Nazionale S.p.A. (Italy)		748,770	3,859,106
	WEC Energy Group, Inc.		60,344	3,613,399
				28,958,237
	Electrical Components & Equipment 0.3%
	Emerson Electric Co.		33,780	1,841,348

	Engineering & Construction 0.3%
	Vinci S.A. (France)		24,410	1,867,916

	Entertainment 0.4%
	Regal Entertainment Group Class A		90,770	1,974,248

	Environmental Controls 0.3%
	Waste Management, Inc.		29,800	1,900,048

	Finance - Other Services 0.6%
	CME Group, Inc.		20,600	2,153,112
	Singapore Exchange, Ltd. (Singapore)		263,122	1,429,738
				3,582,850
	Food 0.7%
	Nestle S.A. Registered (Switzerland)		19,420	1,530,212
	Orkla ASA (Norway)		242,060	2,500,958
				4,031,170
	Gas 1.5%
	Gas Natural SDG S.A. (Spain)		84,370	1,733,945
¤	National Grid PLC (United Kingdom)		332,620	4,707,887
	Snam S.p.A. (Italy)		315,650	1,750,233
				8,192,065
	Health Care - Services 0.3%
	Sonic Healthcare, Ltd. (Australia)		92,290	1,554,657

	Household Products & Wares 0.5%
	Kimberly-Clark Corp.		20,410	2,574,517

	Insurance 2.0%
	Allianz S.E. Registered (Germany)		11,990	1,779,249
	Arthur J. Gallagher & Co.		28,470	1,448,269
	AXA S.A. (France)		101,890	2,167,836
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered (Germany)		21,290	3,970,074
	SCOR S.E. (France)		50,769	1,578,057
				10,943,485
	Investment Management/Advisory Services 0.3%
	BlackRock, Inc.		4,475	1,622,009

	Media 0.3%
	ION Media Networks, Inc. (d)(g)(h)(i)		8	4,283
	Sky PLC		155,771	1,805,008
				1,809,291
	Miscellaneous - Manufacturing 0.9%
	Eaton Corp. PLC		29,895	1,964,400
	Siemens A.G. Registered (Germany)		28,315	3,314,356
				5,278,756
	Oil & Gas 2.8%
	Exxon Mobil Corp.		36,385	3,175,683
	Occidental Petroleum Corp.		46,200	3,368,904
	Royal Dutch Shell PLC Class A, Sponsored ADR (Netherlands)		65,390	3,274,077
	Statoil ASA (Norway)		154,411	2,586,200
	Total S.A. (France)		74,710	3,539,135
				15,943,999
	Pharmaceuticals 3.8%
	AbbVie, Inc.		43,120	2,719,579
	AstraZeneca PLC, Sponsored ADR (United Kingdom)		104,770	3,442,742
	GlaxoSmithKline PLC (United Kingdom)		172,490	3,673,301
	Johnson & Johnson		14,785	1,746,552
	Merck & Co., Inc.		32,910	2,053,913
	Novartis A.G. Registered		22,980	1,807,177
	Pfizer, Inc.		45,690	1,547,520
	Roche Holding A.G. (Switzerland)		11,392	2,826,014
	Sanofi (France)		24,190	1,838,037
				21,654,835
	Pipelines 0.5%
	Enterprise Products Partners, L.P.		93,180	2,574,563

	Real Estate Investment Trusts 2.2%
	Corrections Corporation of America		84,889	1,177,410
¤	Iron Mountain, Inc.		76,760	2,880,803
	Unibail-Rodamco S.E. (France)		12,287	3,312,623
¤	Welltower, Inc.		65,770	4,917,623
				12,288,459
	Retail 0.5%
	McDonald's Corp.		26,200	3,022,432

	Savings & Loans 0.3%
	People's United Financial, Inc.		111,800	1,768,676

	Semiconductors 2.0%
	Microchip Technology, Inc.		37,480	2,329,007
	QUALCOMM, Inc.		51,075	3,498,638
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)		87,395	2,673,413
	Texas Instruments, Inc.		37,640	2,641,575
				11,142,633
	Software 0.3%
	Microsoft Corp.		30,095	1,733,472

	Telecommunications 6.5%
¤	AT&T, Inc.		112,365	4,563,143
¤	BCE, Inc. (Canada)		95,085	4,391,326
	CenturyLink, Inc.		77,375	2,122,396
	Cisco Systems, Inc.		66,600	2,112,552
	Deutsche Telekom A.G. Registered (Germany)		144,680	2,424,891
	Rogers Communications, Inc. Class B (Canada)		69,385	2,943,686
	Singapore Telecommunications, Ltd. (Singapore)		599,896	1,746,416
	Swisscom A.G. Registered (Switzerland)		6,690	3,179,386
	Telstra Corp., Ltd. (Australia)		734,840	2,913,282
	TELUS Corp. (Canada)		53,290	1,758,393
¤	Verizon Communications, Inc.		81,792	4,251,548
	Vodafone Group PLC (United Kingdom)		1,426,420	4,099,832
				36,506,851
	Transportation 0.8%
	Deutsche Post A.G. Registered (Germany)		82,170	2,567,942
	United Parcel Service, Inc. Class B		18,400	2,012,224
				4,580,166
	Total Common Stocks (Cost $222,701,919)			244,568,190

	Principal Amount
Short-Term Investment 5.2%
Repurchase Agreement 5.2%
Fixed Income Clearing Corp. 0.03%, dated 9/30/16 due 10/3/16 Proceeds at Maturity $29,158,758 (Collateralized by United States Treasury Notes with a rate of 1.375% and a maturity date of 9/30/20, with a Principal Amount of $29,340,000 and a Market Value of $29,743,425)	$29,158,685	29,158,685
Total Short-Term Investment (Cost $29,158,685)		29,158,685
Total Investments (Cost $522,998,783) (j)	97.9%	552,389,478
Other Assets, Less Liabilities	2.1	11,760,160
Net Assets	100.0%	$564,149,638

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2016, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of September 30, 2016.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Step coupon - Rate shown was the rate in effect as of September 30, 2016.
(d)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2016, the total market value of these securities was $325,786, which represented 0.1% of the Portfolio's net assets.
(e)

Floating Rate Loan – generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown was the weighted average interest rate of all contracts within the floating rate loan facility as of September 30, 2016.

(f)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2016.
(g)	Illiquid security - As of September 30, 2016, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $278,104, which represented less than one-tenth of a percent of the Portfolio's net assets.
(h)	Non-income producing security.
(i)	Restricted security.
(j)	As of September 30, 2016, cost was $523,401,056 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$42,296,738
Gross unrealized depreciation	(13,308,316)
Net unrealized appreciation	$28,988,422

As of September 30, 2016, the Portfolio held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold	Unrealized Appreciation (Depreciation)

Canadian Dollar vs. U.S. Dollar	11/1/16	JPMorgan Chase Bank	CAD	765,000	$593,879	$(10,648)

Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased

Canadian Dollar vs. U.S. Dollar	11/1/16	JPMorgan Chase Bank		6,849,000	5,251,133	29,502
Euro vs. U.S. Dollar	11/1/16	JPMorgan Chase Bank	EUR	27,385,000	30,802,969	(501,286)
Pound Sterling vs. U.S. Dollar	11/1/16	JPMorgan Chase Bank	GBP	12,838,000	16,968,619	319,089
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$(163,343)

As of September 30, 2016, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	86	December 2016	$18,788,313	$15,939
5-Year United States Treasury Note	60	December 2016	7,290,938	(2,830)
10-Year United States Treasury Note	(313)	December 2016	(41,042,125)	65,317
Euro Stoxx 50	675	December 2016	22,702,329	(498,754)
Nikkei 225	210	December 2016	17,147,083	(456,328)
Standard & Poor’s 500 Index Mini	505	December 2016	54,550,100	(264,948)
United States Treasury Bond	201	December 2016	33,799,406	(540,652)
			$113,236,044	$(1,682,256)

1. As of September 30, 2016, cash in the amount of $6,034,026 was on deposit with a broker for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2016.

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling
TBD	—To Be Determined

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$2,319,438	$—	$2,319,438
Convertible Bond	—	197,200	—	197,200
Corporate Bonds	—	245,561,995	—	245,561,995
Loan Assignments	—	24,929,224	—	24,929,224
Mortgage-Backed Securities (b)	—	1,491,627	273,821	1,765,448
U.S. Government & Federal Agencies	—	3,889,298	—	3,889,298
Total Long-Term Bonds	—	278,388,782	273,821	278,662,603
Common Stocks (c)	244,563,907	—	4,283	244,568,190
Short-Term Investment
Repurchase Agreement	—	29,158,685	—	29,158,685
Total Investments in Securities	244,563,907	307,547,467	278,104	552,389,478
Other Financial Instruments
Foreign Currency Forward Contracts (d)	—	348,591	—	348,591
Futures Contracts (d)	81,256	—	—	81,256
Total Other Financial Instruments	81,256	348,591	—	429,847
Total Investments in Securities and Other Financial Instruments	$244,645,163	$307,896,058	$278,104	$552,819,325

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other Financial Instruments
Foreign Currency Forward Contracts (d)	$—	$(511,934)	$—	$(511,934)
Futures Contracts (d)	(1,763,512)	—	—	(1,763,512)
Total Other Financial Instruments	$(1,763,512)	$(511,934)	$—	$(2,275,446)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $273,821 is held in Residential Mortgage (Collateralized Mortgage Obligation) within the Mortgage-Backed Securities section of the Portfolio of Investments.

(c)	The Level 3 security valued at $4,283 is held in Media within the Common Stocks section of the Portfolio of Investments.

(d)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2016
Long-Term Bonds
Corporate Bonds Retail	$48,740	$-	$-	$-	$-	$-	$-	$(48,740)	$-	$-
Loan Assignments
Machinery - Construction & Mining	980,000	-	-	-	20,000	(1,000,000)	-	-	-	-
Mortgage-Backed Securities
Residential Mortgages (Collateralized Mortgage Obligations)	285,980	-	-	1,415	-	(13,574)	-	-	273,821	(594)
Common Stocks
Media	3,476	-	-	807	-	-	-	-	4,283	807
Total	$1,318,196	$-	$-	$2,222	$20,000	$(1,013,574)	$-	$(48,740)	$278,104	$213

(a) Sales include principal reductions.

As of September 30, 2016, the Portfolio held the following restricted securities:

Security	Date of Acquisition	Shares	Cost	9/30/16 Value	Percent of Net Assets
ION Media Networks, Inc.
Common Stock	3/11/14	8	$13	$4,283	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay VP International Equity Portfolio

Portfolio of Investments September 30, 2016 (Unaudited)

		Shares	Value
	Common Stocks 97.4% †
	Australia 0.5%
	Gateway Lifestyle (Real Estate Management & Development)	1,359,876	$2,227,271

	Belgium 3.0%
	Ontex Group N.V. (Personal Products)	193,881	6,150,562
	UCB S.A. (Pharmaceuticals)	102,958	7,960,727
			14,111,289
	Brazil 0.1%
	Qualicorp S.A. (Health Care Providers & Services)	58,339	344,062

	China 8.2%
	Baidu, Inc., Sponsored ADR (Internet Software & Services) (a)	43,105	7,848,127
	China Biologic Products, Inc. (Biotechnology) (a)	73,318	9,126,625
	CT Environmental Group, Ltd. (Water Utilities)	6,742,000	1,955,740
¤	NetEase, Inc., ADR (Internet Software & Services)	80,478	19,377,493
			38,307,985
	Denmark 3.3%
¤	Novo Nordisk A/S Class B (Pharmaceuticals)	376,248	15,633,715

	Germany 7.4%
¤	Fresenius Medical Care A.G. & Co. KGaA (Health Care Providers & Services)	245,920	21,481,517
	United Internet A.G. Registered (Internet Software & Services)	305,702	13,525,209
			35,006,726
	India 6.0%
	Housing Development Finance Corp., Ltd. (Thrifts & Mortgage Finance)	403,692	8,457,948
	Lupin, Ltd. (Pharmaceuticals)	287,943	6,417,954
	Yes Bank, Ltd. (Banks)	711,970	13,434,183
			28,310,085
	Ireland 4.6%
	Experian PLC (Professional Services)	546,713	10,941,120
	Paddy Power Betfair PLC (Hotels, Restaurants & Leisure)	43,019	4,866,364
	Shire PLC (Biotechnology)	91,257	5,911,770
			21,719,254
	Israel 4.3%
¤	Check Point Software Technologies, Ltd. (Software) (a)	259,735	20,158,033

	Italy 1.8%
	De'Longhi S.p.A. (Household Durables)	139,436	3,373,925
	DiaSorin S.p.A. (Health Care Equipment & Supplies)	80,204	5,153,555
			8,527,480
	Japan 15.9%
¤	CyberAgent, Inc. (Media)	518,400	15,295,624
¤	Start Today Co., Ltd. (Internet & Catalog Retail)	1,139,958	19,448,029
	Suruga Bank, Ltd. (Banks)	222,000	5,273,882
	Sysmex Corp. (Health Care Equipment & Supplies)	184,897	13,565,738
¤	Tsuruha Holdings, Inc. (Food & Staples Retailing)	185,240	21,263,188
			74,846,461
	Jordan 2.7%
	Hikma Pharmaceuticals PLC (Pharmaceuticals)	489,146	12,794,247

	Netherlands 1.4%
	GrandVision N.V. (Specialty Retail) (b)	179,250	4,983,669
	IMCD Group N.V. (Trading Companies & Distributors)	40,432	1,775,666
			6,759,335
	South Africa 1.0%
	Mediclinic International PLC (Health Care Providers & Services)	379,724	4,560,039

	Spain 1.8%
	Almirall S.A. (Pharmaceuticals)	207,550	3,191,839
	Grifols S.A. (Biotechnology)	236,411	5,093,674
			8,285,513
	Sweden 2.6%
	Hexagon AB Class B (Electronic Equipment, Instruments & Components)	280,458	12,246,418

	Switzerland 7.2%
	DKSH Holding A.G. (Professional Services)	77,816	5,719,055
	Syngenta A.G. Registered (Chemicals)	9,678	4,233,814
¤	TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	305,163	19,646,394
	Tecan Group A.G. Registered (Life Sciences Tools & Services)	24,843	4,357,434
			33,956,697
	Thailand 1.6%
	Kasikornbank PCL (Banks)	1,359,838	7,358,431

	United Kingdom 10.5%
	Big Yellow Group PLC (Real Estate Investment Trusts)	131,487	1,329,329
	HomeServe PLC (Commercial Services & Supplies)	431,241	3,219,568
	Johnson Matthey PLC (Chemicals)	171,999	7,343,525
	Prudential PLC (Insurance)	643,101	11,390,529
	SABMiller PLC (Beverages)	153,005	8,914,364
	Sage Group PLC (The) (Software)	487,308	4,661,385
	Whitbread PLC (Hotels, Restaurants & Leisure)	245,690	12,470,539
			49,329,239
	United States 13.5%
¤	Accenture PLC Class A (IT Services)	141,308	17,263,598
	ICON PLC (Life Sciences Tools & Services) (a)	142,539	11,028,242
¤	LivaNova PLC (Health Care Equipment & Supplies) (a)	276,548	16,623,300
	Perrigo Co. PLC (Pharmaceuticals)	97,844	9,033,937
	Samsonite International S.A. (Textiles, Apparel & Luxury Goods)	2,997,600	9,565,082
			63,514,159
	Total Common Stocks (Cost $391,700,215)		457,996,439

	Principal Amount
Short-Term Investment 0.5%
Repurchase Agreement 0.5%
Fixed Income Clearing Corp. 0.03%, dated 9/30/16 due 10/3/16 Proceeds at Maturity $2,558,299 (Collateralized by a United States Treasury Note with a rate of 2.625% and a maturity date of 11/15/20, with a Principal Amount of $2,435,000 and a Market Value of $2,611,538) (Capital Markets)	$2,558,293	2,558,293
Total Short-Term Investment (Cost $2,558,293)		2,558,293
Total Investments (Cost $394,258,508) (c)	97.9%	460,554,732
Other Assets, Less Liabilities	2.1	9,795,460
Net Assets	100.0%	$470,350,192

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	As of September 30, 2016, cost was $396,958,141 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$87,598,193
Gross unrealized depreciation	(24,001,602)
Net unrealized appreciation	$63,596,591

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$457,996,439	$—	$—	$457,996,439
Short-Term Investment
Repurchase Agreement	—	2,558,293	—	2,558,293
Total Investments in Securities	$457,996,439	$2,558,293	$—	$460,554,732

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2016, the Portfolio did not hold any investments with significant unobservable inputs (Level 3). (See Note 2)

MainStay VP Janus Balanced Portfolio

Portfolio of Investments September 30, 2016 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 36.9%†
	Asset-Backed Securities 1.3%
	Automobile 0.4%
	AmeriCredit Automobile Receivables Trust
	Series 2015-2, Class D 3.00%, due 6/8/21	$467,000	$475,289
	Series 2016-1, Class D 3.59%, due 2/8/22	657,000	680,084
	Series 2016-2, Class D 3.65%, due 5/9/22	445,000	461,810
	OSCAR US Funding Trust V
	Series 2016-2A, Class A3 2.73%, due 12/15/20 (a)(b)	220,000	219,981
	Series 2016-2A, Class A4 2.99%, due 12/15/23 (a)(b)	190,000	189,949
	Santander Drive Auto Receivables Trust
	Series 2012-6, Class D 2.52%, due 9/17/18	375,000	376,778
	Series 2015-1, Class D 3.24%, due 4/15/21	507,000	518,488
	Series 2015-4, Class D 3.53%, due 8/16/21	815,000	837,084
			3,759,463
	Other ABS 0.9%
	American Tower Trust I Series-13, Class 1A 1.551%, due 3/15/43 (a)	928,000	925,944
	Applebee's Funding LLC / IHOP Funding LLC Series 2014-1, Class A2 4.277%, due 9/5/44 (a)	3,092,000	3,142,477
	CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.474%, due 3/20/43 (a)	1,497,050	1,501,080
	Domino's Pizza Master Issuer LLC
	Series 2015-1A, Class A2I 3.484%, due 10/25/45 (a)	1,218,790	1,230,216
	Series 2012-1A, Class A2 5.216%, due 1/25/42 (a)	533,317	548,451
	Taco Bell Funding LLC Series 2016-1A, Class A2I 3.832%, due 5/25/46 (a)	874,000	886,275
	Wendy's Funding LLC Series 2015-1A, Class A2I 3.371%, due 6/15/45 (a)	1,465,200	1,471,667
			9,706,110
	Total Asset-Backed Securities (Cost $13,349,800)		13,465,573

	Corporate Bonds 16.6%
	Aerospace & Defense 0.1%
	Harris Corp. 4.25%, due 10/1/16	868,000	868,000

	Airlines 0.1%
	Southwest Airlines Co. 5.125%, due 3/1/17	653,000	663,221

	Apparel 0.1%
	Hanesbrands, Inc. 4.625%, due 5/15/24 (a)	1,200,000	1,231,500

	Auto Manufacturers 0.1%
	General Motors Co. 4.875%, due 10/2/23	286,000	309,859
	General Motors Financial Co., Inc. 3.70%, due 5/9/23	329,000	334,612
			644,471
	Auto Parts & Equipment 0.1%
	Schaeffler Finance B.V. 4.25%, due 5/15/21 (a)	295,000	302,375
	ZF North America Capital, Inc. 4.50%, due 4/29/22 (a)	202,000	214,197
			516,572
	Banks 2.3%
	Bank of America Corp.
	4.45%, due 3/3/26	1,384,000	1,485,318
	5.42%, due 3/15/17	300,000	305,176
	5.70%, due 5/2/17	539,000	551,631
	6.30%, due 12/29/49 (c)	569,000	618,076
	Bank Of America N.A. 5.30%, due 3/15/17	991,000	1,008,324
	CIT Group, Inc. 5.50%, due 2/15/19 (a)	560,000	592,900
	Citigroup, Inc.
	2.255%, due 9/1/23 (c)	1,032,000	1,036,939
	4.45%, due 9/29/27	766,000	801,598
	Citizens Financial Group, Inc.
	3.75%, due 7/1/24	278,000	278,045
	4.30%, due 12/3/25	1,058,000	1,110,131
	4.35%, due 8/1/25	202,000	210,089
	Goldman Sachs Capital I 6.345%, due 2/15/34	1,650,000	2,010,814
	Goldman Sachs Group, Inc. (The)
	3.75%, due 2/25/26	991,000	1,040,578
	5.625%, due 1/15/17	338,000	342,000
	JPMorgan Chase & Co.
	2.295%, due 8/15/21	1,354,000	1,356,945
	3.375%, due 5/1/23	1,317,000	1,353,133
	4.25%, due 10/1/27	1,173,000	1,258,559
	JPMorgan Chase Capital 1.709%, due 1/15/87 (c)	92,000	73,600
	JPMorgan Chase Capital XXIII 1.817%, due 5/15/77 (c)	60,000	45,450
	Morgan Stanley
	2.45%, due 2/1/19	461,000	469,307
	2.80%, due 6/16/20	508,000	521,141
	3.95%, due 4/23/27	726,000	754,059
	4.875%, due 11/1/22	331,000	365,081
	5.55%, due 4/27/17	328,000	335,571
	5.55%, due 12/29/49 (b)	941,000	960,996
	Royal Bank of Scotland Group PLC 6.10%, due 6/10/23	835,000	875,183
	Santander UK PLC 5.00%, due 11/7/23 (a)	1,372,000	1,429,838
	SVB Financial Group 5.375%, due 9/15/20	966,000	1,073,671
	UBS A.G. Series Reg S 4.75%, due 5/22/23 (c)	400,000	407,420
	Wells Fargo & Co.
	3.00%, due 4/22/26	325,000	328,056
	5.875%, due 12/29/49 (c)	661,000	717,185
			23,716,814
	Beverages 0.6%
	Anheuser-Busch InBev Finance, Inc.
	2.65%, due 2/1/21	251,000	259,006
	3.30%, due 2/1/23	1,432,000	1,511,489
	3.65%, due 2/1/26	2,186,000	2,347,764
	4.90%, due 2/1/46	1,066,000	1,268,306
	Molson Coors Brewing Co.
	3.00%, due 7/15/26	761,000	766,271
	4.20%, due 7/15/46	303,000	315,708
			6,468,544
	Building Materials 0.4%
	Martin Marietta Materials, Inc. 4.25%, due 7/2/24	498,000	530,562
	Masco Corp.
	3.50%, due 4/1/21	464,000	480,240
	4.375%, due 4/1/26	83,000	87,358
	Owens Corning
	3.40%, due 8/15/26	159,000	159,738
	4.20%, due 12/1/24	480,000	509,233
	Vulcan Materials Co.
	4.50%, due 4/1/25	923,000	996,840
	7.00%, due 6/15/18	437,000	470,867
	7.50%, due 6/15/21	320,000	388,000
			3,622,838
	Chemicals 0.1%
	Air Liquide Finance Co.
	1.75%, due 9/27/21 (a)	331,000	329,777
	2.25%, due 9/27/23 (a)	311,000	311,595
	2.50%, due 9/27/26 (a)	304,000	305,633
	Albemarle Corp. 4.15%, due 12/1/24	204,000	219,914
			1,166,919
	Commercial Services 0.7%
	Total System Services, Inc.
	3.80%, due 4/1/21	492,000	522,090
	4.80%, due 4/1/26	1,374,000	1,521,474
	UBM PLC 5.75%, due 11/3/20 (a)	1,016,000	1,101,038
	Verisk Analytics, Inc.
	4.125%, due 9/12/22	593,000	637,422
	4.875%, due 1/15/19	645,000	686,843
	5.50%, due 6/15/45	979,000	1,050,165
	5.80%, due 5/1/21	1,716,000	1,958,424
			7,477,456
	Computers 0.3%
	Cadence Design Systems, Inc. 4.375%, due 10/15/24	1,686,000	1,733,029
	Seagate HDD Cayman
	4.75%, due 1/1/25	1,228,000	1,160,460
	4.875%, due 6/1/27	244,000	215,866
	5.75%, due 12/1/34	268,000	223,335
			3,332,690
	Diversified Financial Services 0.1%
	Carlyle Holdings Finance LLC 3.875%, due 2/1/23 (a)	417,000	435,812
	Murray Street Investment Trust I 4.647%, due 3/9/17 (d)	533,000	538,389
			974,201
	Electric 0.5%
	Dominion Resources, Inc.
	2.00%, due 8/15/21	114,000	113,728
	2.85%, due 8/15/26	157,000	156,158
	Duke Energy Corp.
	1.80%, due 9/1/21	307,000	305,359
	2.65%, due 9/1/26	480,000	471,008
	PPL WEM, Ltd. / Western Power Distribution, Ltd. 5.375%, due 5/1/21 (a)	849,000	945,741
	Southern Co. (The)
	2.35%, due 7/1/21	1,219,000	1,242,282
	2.95%, due 7/1/23	650,000	671,585
	3.25%, due 7/1/26	1,220,000	1,263,609
			5,169,470
	Electronics 0.2%
	Trimble Navigation, Ltd. 4.75%, due 12/1/24	1,941,000	2,041,379

	Engineering & Construction 0.1%
	SBA Tower Trust 2.933%, due 12/15/42 (a)	647,000	650,593

	Finance - Auto Loans 0.0%‡
	Ally Financial, Inc. 8.00%, due 12/31/18	195,000	214,988

	Finance - Commercial 0.2%
	CIT Group, Inc. 4.25%, due 8/15/17	1,921,000	1,957,019

	Finance - Consumer Loans 0.2%
	Synchrony Financial
	2.60%, due 1/15/19	37,000	37,436
	3.00%, due 8/15/19	1,149,000	1,176,145
	4.50%, due 7/23/25	1,026,000	1,084,228
			2,297,809
	Finance - Credit Card 0.2%
	Discover Financial Services
	3.75%, due 3/4/25	712,000	720,523
	3.95%, due 11/6/24	829,000	848,620
			1,569,143
	Finance - Investment Banker/Broker 1.2%
	Charles Schwab Corp. (The)
	3.00%, due 3/10/25	609,000	633,380
	7.00%, due 8/29/49 (c)	845,000	980,200
	E*TRADE Financial Corp.
	4.625%, due 9/15/23	1,329,000	1,381,250
	5.375%, due 11/15/22	1,048,000	1,117,123
	Lazard Group LLC
	3.75%, due 2/13/25	221,000	222,471
	4.25%, due 11/14/20	1,011,000	1,083,985
	6.85%, due 6/15/17	49,000	50,556
	Raymond James Financial, Inc.
	3.625%, due 9/15/26	226,000	229,666
	5.625%, due 4/1/24	2,745,000	3,173,893
	Scottrade Financial Services, Inc. 6.125%, due 7/11/21 (a)(e)	289,000	310,637
	TD Ameritrade Holding Corp.
	2.95%, due 4/1/22	843,000	878,414
	3.625%, due 4/1/25	1,580,000	1,696,177
			11,757,752
	Finance - Leasing Companies 0.2%
	International Lease Finance Corp. 8.75%, due 3/15/17	395,000	406,356
	LeasePlan Corp. N.V. 2.50%, due 5/16/18 (a)	1,903,000	1,905,840
			2,312,196
	Finance - Other Services 0.1%
	Intercontinental Exchange, Inc. 3.75%, due 12/1/25	822,000	889,738

	Food 0.4%
	Kraft Heinz Foods Co.
	2.80%, due 7/2/20	579,000	600,033
	3.00%, due 6/1/26	636,000	641,074
	3.50%, due 7/15/22	497,000	528,152
	Smithfield Foods, Inc. 5.25%, due 8/1/18 (a)	174,000	175,088
	Sysco Corp.
	2.50%, due 7/15/21	202,000	206,329
	3.30%, due 7/15/26	507,000	525,574
	WM Wrigley Jr Co.
	2.40%, due 10/21/18 (a)	1,505,000	1,529,447
	3.375%, due 10/21/20 (a)	232,000	245,573
			4,451,270
	Forest Products & Paper 0.2%
	Georgia-Pacific LLC
	3.163%, due 11/15/21 (a)	1,461,000	1,526,837
	3.60%, due 3/1/25 (a)	790,000	841,511
			2,368,348
	Health Care - Products 0.1%
	Becton, Dickinson & Co. 1.80%, due 12/15/17	826,000	829,760
	Life Technologies Corp. 6.00%, due 3/1/20	623,000	696,650
			1,526,410
	Health Care - Services 0.3%
	Aetna, Inc.
	2.40%, due 6/15/21	565,000	571,542
	2.80%, due 6/15/23	409,000	417,646
	3.20%, due 6/15/26	975,000	991,307
	HCA, Inc. 3.75%, due 3/15/19	490,000	506,537
	Universal Health Services, Inc.
	4.75%, due 8/1/22 (a)	478,000	493,535
	5.00%, due 6/1/26 (a)	467,000	486,264
			3,466,831
	Home Builders 0.3%
	D.R. Horton, Inc.
	3.75%, due 3/1/19	675,000	702,844
	4.75%, due 5/15/17	312,000	317,850
	MDC Holdings, Inc. 5.50%, due 1/15/24	771,000	805,695
	Toll Brothers Finance Corp.
	4.00%, due 12/31/18	321,000	332,636
	4.375%, due 4/15/23	177,000	181,425
	5.875%, due 2/15/22	268,000	294,800
			2,635,250
	Housewares 0.2%
	Newell Brands, Inc.
	3.15%, due 4/1/21	264,000	275,052
	3.85%, due 4/1/23	251,000	267,181
	4.20%, due 4/1/26	1,483,000	1,615,147
			2,157,380
	Insurance 0.3%
	Berkshire Hathaway, Inc. 3.125%, due 3/15/26	151,000	158,710
	CNO Financial Group, Inc.
	4.50%, due 5/30/20	227,000	232,391
	5.25%, due 5/30/25	719,000	713,608
	Primerica, Inc. 4.75%, due 7/15/22	1,355,000	1,482,790
	Voya Financial, Inc. 5.65%, due 5/15/53 (c)	660,000	660,000
			3,247,499
	Investment Management/Advisory Services 0.2%
	Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
	4.875%, due 4/15/45 (a)	1,082,000	925,093
	5.875%, due 3/15/22 (a)	1,160,000	1,210,750
			2,135,843
	Iron & Steel 0.1%
	ArcelorMittal 7.25%, due 2/25/22	67,000	76,045
	Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	808,000	844,506
			920,551
	Machinery - Diversified 0.1%
	CNH Industrial Capital LLC 3.625%, due 4/15/18	518,000	524,475

	Media 0.4%
	Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
	4.464%, due 7/23/22 (a)	176,000	189,915
	4.908%, due 7/23/25 (a)	1,202,000	1,325,872
	Comcast Corp. 2.35%, due 1/15/27	472,000	465,718
	Cox Communications, Inc. 3.35%, due 9/15/26 (a)	1,009,000	1,017,125
	Time Warner Cable, Inc. 5.85%, due 5/1/17	694,000	711,329
			3,709,959
	Mining 0.0%‡
	Alcoa, Inc. 5.125%, due 10/1/24	75,000	79,781

	Miscellaneous - Manufacturing 0.1%
	General Electric Co. 5.00%, due 12/29/49 (c)	958,000	1,018,785

	Oil & Gas 0.7%
	Anadarko Petroleum Corp.
	4.85%, due 3/15/21	133,000	142,778
	5.55%, due 3/15/26	842,000	951,493
	6.375%, due 9/15/17	31,000	32,319
	Canadian Natural Resources, Ltd.
	5.70%, due 5/15/17	179,000	183,184
	5.90%, due 2/1/18	321,000	336,854
	Cenovus Energy, Inc. 5.70%, due 10/15/19	20,000	21,468
	Cimarex Energy Co.
	4.375%, due 6/1/24	241,000	251,711
	5.875%, due 5/1/22	650,000	680,669
	ConocoPhillips Co.
	4.20%, due 3/15/21	617,000	667,811
	4.95%, due 3/15/26	776,000	874,682
	Diamond Offshore Drilling, Inc. 5.875%, due 5/1/19	154,000	159,783
	Helmerich & Payne International Drilling Co. 4.65%, due 3/15/25	1,550,000	1,635,693
	Hess Corp. 4.30%, due 4/1/27	688,000	693,357
	Motiva Enterprises LLC 5.75%, due 1/15/20 (a)	688,000	759,870
			7,391,672
	Oil & Gas Services 0.1%
	Oceaneering International, Inc. 4.65%, due 11/15/24	1,008,000	1,014,737

	Packaging & Containers 0.1%
	Ball Corp. 4.375%, due 12/15/20	479,000	511,333

	Pharmaceuticals 0.9%
	Abbvie, Inc. 3.20%, due 5/14/26	1,309,000	1,325,172
	Actavis Funding SCS 3.00%, due 3/12/20	1,271,000	1,312,327
	Express Scripts Holding Co.
	4.50%, due 2/25/26	1,317,000	1,444,530
	4.80%, due 7/15/46	466,000	484,067
	Perrigo Finance Unlimited Co.
	3.90%, due 12/15/24	764,000	775,223
	4.375%, due 3/15/26	250,000	260,897
	Shire Acquisitions Investments Ireland DAC
	2.40%, due 9/23/21	611,000	611,769
	2.875%, due 9/23/23	813,000	816,937
	3.20%, due 9/23/26	813,000	817,373
	Teva Pharmaceutical Finance Netherlands III B.V.
	2.20%, due 7/21/21	542,000	539,956
	2.80%, due 7/21/23	399,000	400,024
	3.15%, due 10/1/26	610,000	612,822
			9,401,097
	Pipelines 0.9%
	Energy Transfer Partners, L.P.
	4.15%, due 10/1/20	464,000	485,309
	4.75%, due 1/15/26	404,000	417,393
	Kinder Morgan Energy Partners, L.P.
	3.95%, due 9/1/22	448,000	468,010
	5.00%, due 10/1/21	454,000	495,373
	Kinder Morgan, Inc. 6.50%, due 9/15/20	55,000	61,527
	MPLX LP 4.50%, due 7/15/23	197,000	200,827
	Phillips 66 Partners, L.P. 3.605%, due 2/15/25	504,000	506,887
	Plains All American Pipeline, L.P. / PAA Finance Corp. 4.65%, due 10/15/25	995,000	1,030,684
	Regency Energy Partners, L.P. / Regency Energy Finance Corp. 5.875%, due 3/1/22	586,000	646,168
	Sabine Pass Liquefaction LLC 5.00%, due 3/15/27 (a)	1,016,000	1,041,400
	Spectra Energy Partners, L.P. 4.75%, due 3/15/24	1,086,000	1,192,195
	Western Gas Partners, L.P. 5.375%, due 6/1/21	968,000	1,053,933
	Williams Cos., Inc. (The) 3.70%, due 1/15/23	279,000	270,630
	Williams Partners LP / ACMP Finance Corp.
	4.875%, due 5/15/23	755,000	763,869
	4.875%, due 3/15/24	70,000	70,750
			8,704,955
	Real Estate 0.3%
	Jones Lang LaSalle, Inc. 4.40%, due 11/15/22	1,014,000	1,085,463
	Kennedy-Wilson, Inc. 5.875%, due 4/1/24	1,538,000	1,549,535
	Post Apartment Homes, L.P. 4.75%, due 10/15/17	653,000	673,725
			3,308,723
	Real Estate Investment Trusts 1.1%
	Alexandria Real Estate Equities, Inc.
	2.75%, due 1/15/20	784,000	795,858
	4.50%, due 7/30/29	721,000	774,272
	4.60%, due 4/1/22	1,329,000	1,445,783
	American Tower Corp.
	3.30%, due 2/15/21	883,000	923,074
	3.375%, due 10/15/26	1,178,000	1,194,041
	3.45%, due 9/15/21	80,000	84,197
	3.50%, due 1/31/23	142,000	148,115
	4.40%, due 2/15/26	480,000	525,733
	Crown Castle International Corp.
	4.875%, due 4/15/22	1,206,000	1,345,293
	5.25%, due 1/15/23	635,000	719,036
	Senior Housing Properties Trust
	6.75%, due 4/15/20	321,000	353,668
	6.75%, due 12/15/21	353,000	405,089
	SL Green Realty Corp.
	5.00%, due 8/15/18	738,000	770,629
	7.75%, due 3/15/20	1,423,000	1,656,543
			11,141,331
	Retail 0.6%
	1011778 B.C. ULC / New Red Finance, Inc. 4.625%, due 1/15/22 (a)	996,000	1,035,840
	Brinker International, Inc. 3.875%, due 5/15/23	1,209,000	1,144,961
	CVS Health Corp.
	2.80%, due 7/20/20	1,468,000	1,520,927
	4.75%, due 12/1/22	387,000	438,925
	5.00%, due 12/1/24	549,000	635,864
	Walgreens Boots Alliance, Inc.
	2.60%, due 6/1/21	247,000	252,772
	3.10%, due 6/1/23	157,000	161,937
	3.45%, due 6/1/26	637,000	661,281
	4.65%, due 6/1/46	109,000	118,172
			5,970,679
	Semiconductors 0.3%
	TSMC Global, Ltd. 1.625%, due 4/3/18 (a)	2,579,000	2,583,013

	Software 0.2%
	Fidelity National Information Services, Inc.
	3.00%, due 8/15/26	791,000	783,231
	3.625%, due 10/15/20	453,000	480,484
	4.50%, due 10/15/22	585,000	644,866
	5.00%, due 3/15/22	207,000	214,399
			2,122,980
	Telecommunications 0.6%
	AT&T, Inc.
	3.40%, due 5/15/25	428,000	439,731
	4.125%, due 2/17/26	306,000	330,664
	BellSouth LLC 4.40%, due 4/26/21 (a)	3,860,000	3,930,638
	Verizon Communications, Inc.
	1.75%, due 8/15/21	316,000	312,544
	2.625%, due 8/15/26	806,000	791,065
	4.125%, due 8/15/46	401,000	401,111
			6,205,753
	Textiles 0.0%‡
	Cintas Corp. No. 2 4.30%, due 6/1/21	454,000	500,008

	Trucking & Leasing 0.2%
	Penske Truck Leasing Co., L.P. / PTL Finance Corp.
	2.50%, due 6/15/19 (a)	691,000	701,121
	3.375%, due 3/15/18 (a)	1,005,000	1,030,161
	4.25%, due 1/17/23 (a)	551,000	581,201
	4.875%, due 7/11/22 (a)	120,000	133,908
			2,446,391
	Total Corporate Bonds (Cost $163,699,908)		169,088,367

	Loan Assignments 1.6% (f)
	Chemicals 0.2%
	Axalta Coating Systems U.S. Holdings, Inc. USD Term Loan TBD, due 2/1/20	658,000	661,701
	Landrys, Inc. 2016 Term Loan B TBD, due 9/13/23	1,052,000	1,057,260
			1,718,961
	Communications Equipment 0.0%‡
	CommScope, Inc. Term Loan B5 TBD, due 12/29/22	100,000	100,594

	Food Services 0.2%
	Aramark Services, Inc.
	USD Term Loan E 3.25%, due 9/7/19	714,987	717,445
	USD Term Loan F 3.25%, due 2/24/21	951,560	955,128
			1,672,573
	Health Care - Services 0.1%
	DaVita HealthCare Partners, Inc. Term Loan B 3.50%, due 6/24/21	324,341	325,760
	HCA, Inc. Term Loan B7 3.588%, due 2/15/24	1,188,000	1,196,910
			1,522,670
	Household Products & Wares 0.0%‡
	Samsonite International S.A. Term Loan A 3.273%, due 8/1/21	407,000	405,135

	Lodging 0.1%
	Hilton Worldwide Finance LLC
	Term Loan B2 3.096%, due 10/25/23	745,394	750,319
	Term Loan B1 3.50%, due 10/26/20	72,900	73,108
			823,427
	Media 0.4%
	Charter Communications Operating LLC
	Term Loan F 3.00%, due 1/4/21	908,306	909,694
	2016 Term Loan I 3.50%, due 1/24/23	1,160,170	1,166,937
	Nexstar Broadcasting, Inc. 2016 Term Loan B TBD, due 9/21/23	483,000	485,113
	Nielsen Finance LLC
	USD Term loan B3 TBD, due 9/23/23	726,000	728,269
	USD Term Loan B2 3.513%, due 4/15/21	268,727	269,357
			3,559,370
	Retail 0.1%
	Yum! Brands, Inc. 1st Lien Term Loan B 3.281%, due 6/16/23	1,194,008	1,202,536

	Semiconductors 0.2%
	Avago Technologies Cayman, Ltd. USD Term Loan B3 3.524%, due 2/1/23	2,041,194	2,064,797

	Software 0.1%
	IMS Health, Inc. New USD Term Loan 3.50%, due 3/17/21	949,650	952,815

	Telecommunications 0.2%
	Level 3 Financing, Inc. 2015 Term Loan B2 3.50%, due 5/31/22	1,654,000	1,662,960
	T-Mobile USA, Inc. Term Loan B 3.50%, due 11/9/22	812,905	818,131
			2,481,091
	Total Loan Assignments (Cost $16,475,619)		16,503,969

	Mortgage-Backed Securities 1.5%
	Agency Collateral (Collateralized Mortgage Obligation) 0.1%
	FREMF Mortgage Trust
	Series 2010-KSCT, Class B 2.00%, due 1/25/20 (a)(e)	1,024,560	955,766

	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.4%
	Banc of America Commercial Mortgage Trust
	Series 2006-6, Class AJ 5.421%, due 10/10/45	470,000	469,418
	Series 2007-3, Class AJ 5.723%, due 6/10/49 (g)	390,661	391,764
	CGBAM Commercial Mortgage Trust
	Series 2014-HD, Class E 3.524%, due 2/15/31 (a)(c)	208,000	197,160
	Cobalt CMBS Commercial Mortgage Trust
	Series 2007-C2, Class AJFX 5.568%, due 4/15/47 (c)	171,218	171,209
	Commercial Mortgage Trust
	Series 2007-C9, Class AJ 5.65%, due 12/10/49 (c)	313,408	321,717
	Series 2007-GG11, Class AM 5.867%, due 12/10/49 (g)	1,007,557	1,039,946
	Core Industrial Trust
	Series 2015-TEXW, Class D 3.977%, due 2/10/34 (a)(g)	1,260,143	1,282,060
	Series 2015-TEXW, Class E 3.977%, due 2/10/34 (a)(g)	630,000	611,786
	GAHR Commercial Mortgage Trust
	Series 2015-NRF, Class DFX 3.495%, due 12/15/34 (a)(g)	324,000	325,739
	GS Mortgage Securities Trust
	Series 2013-NYC5, Class E 3.771%, due 1/10/30 (a)(g)	383,000	380,523
	Hilton USA Trust
	Series 2013-HLT, Class EFX 5.609%, due 11/5/30 (a)(g)	572,000	572,883
	JP Morgan Chase Commercial Mortgage Securities Trust
	Series 2015-CSMO, Class B 2.324%, due 1/15/32 (a)(c)	425,000	424,107
	Series 2015-SGP, Class B 3.274%, due 7/15/36 (a)(c)	181,000	181,317
	Series 2015-UES, Class E 3.742%, due 9/5/32 (a)(c)	425,000	415,361
	Series 2015-CSMO, Class E 4.474%, due 1/15/32 (a)(c)	367,000	365,909
	Series 2015-SGP, Class D 5.024%, due 7/15/36 (a)(c)	648,000	644,753
	LB-UBS Commercial Mortgage Trust
	Series 2006-C1, Class AJ 5.276%, due 2/15/41 (c)	148,162	148,078
	Series 2007-C1, Class AJ 5.484%, due 2/15/40	456,402	457,435
	Series 2007-C2, Class AM 5.493%, due 2/15/40 (c)	100,473	102,082
	Series 2007-C7, Class AJ 6.454%, due 9/15/45 (g)	357,692	359,751
	Starwood Retail Property Trust
	Series 2014-STAR, Class D 3.774%, due 11/15/27 (a)(c)	882,000	843,124
	Series 2014-STAR, Class E 4.674%, due 11/15/27 (a)(c)	526,000	493,768
	Wachovia Bank Commercial Mortgage Trust
	Series 2007-C30, Class AM 5.383%, due 12/15/43	1,131,888	1,142,009
	Series 2007-C31, Class AJ 5.66%, due 4/15/47 (g)	1,256,202	1,257,498
	Series 2007-C34, Class AJ 6.139%, due 5/15/46 (g)	275,680	276,305
	Series 2007-C33, Class AJ 6.158%, due 2/15/51 (g)	844,430	845,844
	Wells Fargo Commercial Mortgage Trust
	Series 2014-TISH, Class WTS1 2.774%, due 2/15/27 (a)(c)	364,000	353,032
	Series 2014-TISH, Class SCH1 3.274%, due 1/15/27 (a)(c)	283,000	273,711
	Series 2014-TISH, Class WTS2 3.774%, due 2/15/27 (a)(c)	136,000	132,208
			14,480,497
	Total Mortgage-Backed Securities (Cost $15,787,469)		15,436,263

	U.S. Government & Federal Agencies 15.9%
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.4%
	3.50%, due 7/1/29	493,533	522,237
	3.50%, due 2/1/44	635,521	678,204
	3.50%, due 7/1/46	1,569,556	1,687,461
	4.00%, due 8/1/44	189,279	208,136
	4.50%, due 5/1/44	1,487,347	1,658,071
	4.50%, due 9/1/44	1,713,990	1,929,020
	4.50%, due 6/1/45	803,955	906,582
	4.50%, due 2/1/46	1,344,439	1,514,252
	5.00%, due 6/1/20	107,104	112,580
	5.00%, due 3/1/42	457,053	516,618
	5.00%, due 7/1/44	1,667,906	1,880,430
	5.50%, due 12/1/28	298,575	334,836
	5.50%, due 10/1/36	253,177	289,801
	5.50%, due 8/1/41	639,097	736,840
	6.00%, due 4/1/40	1,294,801	1,527,604
			14,502,672
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 6.9%
	3.50%, due 2/1/43	2,072,902	2,211,281
	3.50%, due 1/1/44	2,385,646	2,568,153
	3.50%, due 4/1/44	871,044	934,807
	3.50%, due 5/1/44	2,349,501	2,529,048
	3.50%, due 2/1/45	1,709,487	1,824,463
	3.50%, due 12/1/45	432,379	464,444
	3.50%, due 1/1/46	2,130,088	2,287,810
	3.50%, due 7/1/46	1,555,738	1,666,859
	3.50%, due 8/1/46	3,019,132	3,206,764
	4.00%, due 3/1/29	353,534	377,368
	4.00%, due 6/1/29	178,160	189,501
	4.00%, due 7/1/29	345,062	368,106
	4.00%, due 4/1/34	404,604	440,555
	4.00%, due 6/1/42	787,074	857,355
	4.00%, due 8/1/42	339,791	369,970
	4.00%, due 9/1/42	432,654	470,871
	4.00%, due 11/1/42	515,465	561,349
	4.00%, due 12/1/42	157,974	173,549
	4.00%, due 7/1/43	1,130,016	1,230,774
	4.00%, due 8/1/43	1,335,548	1,454,912
	4.00%, due 9/1/43	329,331	358,570
	4.00%, due 2/1/44	884,941	964,242
	4.00%, due 6/1/44	1,158,671	1,261,881
	4.00%, due 7/1/44	2,136,556	2,356,488
	4.00%, due 8/1/44	1,867,252	2,059,866
	4.00%, due 5/1/45	433,665	478,767
	4.00%, due 9/1/45	2,890,349	3,161,532
	4.00%, due 10/1/45	1,471,881	1,606,618
	4.00%, due 12/1/45	607,285	670,461
	4.00%, due 1/1/46	281,278	309,194
	4.00%, due 4/1/46	740,160	817,082
	4.00%, due 5/1/46	903,657	994,989
	4.00%, due 6/1/46	305,729	336,555
	4.50%, due 10/1/40	122,452	134,136
	4.50%, due 11/1/42	217,608	241,231
	4.50%, due 2/1/43	2,260,147	2,485,394
	4.50%, due 3/1/43	527,408	592,709
	4.50%, due 5/1/44	2,648,569	2,981,515
	4.50%, due 8/1/44	1,174,768	1,322,000
	4.50%, due 10/1/44	1,477,577	1,661,120
	4.50%, due 3/1/45	1,036,772	1,163,764
	4.50%, due 5/1/45	499,798	564,843
	4.50%, due 6/1/45	445,598	498,555
	4.50%, due 9/1/45	1,913,428	2,143,050
	4.50%, due 10/1/45	2,676,030	3,009,000
	4.50%, due 2/1/46	1,889,801	2,126,954
	4.50%, due 4/1/46	708,905	804,237
	4.50%, due 7/1/46	564,177	624,280
	5.00%, due 9/1/29	345,173	383,830
	5.00%, due 1/1/30	135,720	150,921
	5.00%, due 5/1/41	609,997	679,045
	5.00%, due 7/1/44	799,425	907,448
	5.50%, due 1/1/25	108,623	116,448
	5.50%, due 12/1/39	463,414	525,099
	5.50%, due 3/1/40	443,133	511,370
	5.50%, due 4/1/40	1,225,288	1,388,410
	5.50%, due 2/1/41	248,460	286,724
	5.50%, due 5/1/41	375,444	425,166
	5.50%, due 6/1/41	496,225	570,077
	5.50%, due 12/1/41	522,393	592,581
	5.50%, due 2/1/42	2,026,189	2,292,115
	6.00%, due 8/1/22	203,728	219,926
	6.00%, due 10/1/35	395,081	455,896
	6.00%, due 12/1/35	400,068	461,089
	6.00%, due 2/1/37	74,290	87,651
	6.00%, due 9/1/37	266,061	286,837
	6.00%, due 10/1/38	279,882	320,722
	7.00%, due 2/1/39	117,284	146,895
			70,725,222
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 2.2%
	3.50%, due 5/20/42	281,689	302,943
	4.00%, due 1/15/45	1,826,796	1,983,466
	4.00%, due 10/20/45	725,141	788,788
	4.50%, due 5/15/41	608,504	700,292
	4.50%, due 7/15/41	116,814	131,241
	4.50%, due 8/15/41	1,114,873	1,257,094
	4.50%, due 10/20/41	730,957	789,685
	4.50%, due 5/15/44	401,224	449,446
	4.50%, due 8/15/46	1,747,831	1,954,515
	4.90%, due 10/15/34	565,195	656,413
	5.00%, due 10/15/39	224,191	252,598
	5.00%, due 11/15/39	373,291	418,385
	5.00%, due 1/15/40	126,789	142,066
	5.00%, due 5/15/40	193,803	219,621
	5.00%, due 7/15/40	552,011	617,385
	5.00%, due 2/15/41	409,638	460,416
	5.00%, due 5/15/41	160,068	181,820
	5.00%, due 9/15/41	110,282	127,218
	5.00%, due 6/15/44	771,473	877,378
	5.00%, due 7/15/44	241,314	274,190
	5.00%, due 12/20/44	349,486	396,913
	5.10%, due 1/15/32	530,930	616,380
	5.50%, due 9/15/35	66,261	77,489
	5.50%, due 3/15/36	249,270	285,214
	5.50%, due 11/20/37	257,117	293,100
	5.50%, due 2/15/39	294,426	336,891
	5.50%, due 8/15/39	1,504,016	1,769,195
	5.50%, due 10/15/39	444,727	516,356
	5.50%, due 1/20/42	269,976	303,049
	5.50%, due 5/20/42	335,184	376,298
	5.50%, due 7/20/42	465,442	515,473
	6.00%, due 11/20/34	225,596	265,442
	6.00%, due 1/20/39	107,778	123,471
	6.00%, due 12/20/41	435,950	502,028
	6.00%, due 1/20/42	472,959	533,857
	6.00%, due 2/20/42	474,456	547,830
	6.00%, due 3/20/42	70,316	81,854
	6.00%, due 4/20/42	367,723	426,030
	6.00%, due 5/20/42	144,254	165,824
	6.00%, due 7/20/42	95,396	108,644
	6.00%, due 8/20/42	102,929	119,256
	6.00%, due 9/20/42	225,442	261,067
	6.00%, due 11/20/42	97,620	112,795
	6.00%, due 2/20/43	131,000	151,335
	7.50%, due 8/15/33	395,496	474,184
			21,944,935
¤	United States Treasury Bonds 2.2%
	2.25%, due 8/15/46	10,778,000	10,582,649
	2.50%, due 2/15/45	621,000	641,765
	2.50%, due 5/15/46	3,425,000	3,544,875
	2.875%, due 8/15/45	1,558,000	1,735,344
	3.00%, due 11/15/45	4,578,000	5,223,571
	3.625%, due 2/15/44	207,000	263,577
			21,991,781
¤	United States Treasury Notes 3.2%
	1.50%, due 8/15/26	7,282,000	7,211,168
	1.625%, due 2/15/26	1,143,000	1,144,965
	1.625%, due 5/15/26	2,621,000	2,624,481
	2.00%, due 2/15/25	654,000	677,248
	2.00%, due 8/15/25	4,609,000	4,769,596
	2.25%, due 11/15/25	7,750,000	8,181,094
	2.50%, due 5/15/24	3,565,000	3,830,703
	2.75%, due 11/15/23	3,504,000	3,818,126
			32,257,381
	Total U.S. Government & Federal Agencies (Cost $158,440,628)		161,421,991
	Total Long-Term Bonds (Cost $367,753,424)		375,916,163

	Shares
Common Stocks 62.1%
Aerospace & Defense 4.1%
Boeing Co. (The)	189,277	24,935,352
General Dynamics Corp.	36,970	5,736,265
Northrop Grumman Corp.	50,620	10,830,149
		41,501,766
Agriculture 2.3%
Altria Group, Inc.	376,715	23,819,689

Apparel 2.1%
NIKE, Inc. Class B	409,959	21,584,341

Auto Manufacturers 1.6%
General Motors Co.	497,287	15,798,808

Banks 2.2%
Morgan Stanley	334,663	10,729,296
U.S. Bancorp	262,986	11,279,469
		22,008,765
Biotechnology 2.6%
Amgen, Inc.	160,369	26,751,153

Chemicals 2.1%
LyondellBasell Industries N.V. Class A	261,317	21,077,829

Commercial Services 0.5%
Automatic Data Processing, Inc.	59,997	5,291,735

Computers 2.2%
Accenture PLC Class A	60,338	7,371,494
Apple, Inc.	136,423	15,422,620
		22,794,114
Electronics 1.7%
Honeywell International, Inc.	148,439	17,306,503

Entertainment 0.4%
Six Flags Entertainment Corp.	80,835	4,333,564

Finance - Consumer Loans 1.4%
Synchrony Financial	497,020	13,916,560

Finance - Credit Card 3.1%
American Express Co.	71,361	4,569,958
MasterCard, Inc. Class A	267,275	27,200,577
		31,770,535
Finance - Investment Banker/Broker 1.2%
TD Ameritrade Holding Corp.	334,403	11,784,362

Finance - Other Services 1.9%
CME Group, Inc.	186,757	19,519,842

Food 2.0%
Hershey Co. (The)	95,506	9,130,374
Kroger Co. (The)	219,994	6,529,422
Sysco Corp.	101,223	4,960,939
		20,620,735
Health Care - Products 1.2%
Medtronic PLC	146,048	12,618,547

Health Care - Services 0.6%
Aetna, Inc.	55,707	6,431,373

Household Products & Wares 1.0%
Kimberly-Clark Corp.	77,911	9,827,694

Internet 3.8%
Alphabet, Inc. Class C (h)	28,242	21,952,224
Priceline Group, Inc. (The) (h)	11,617	17,094,300
		39,046,524
Leisure Time 0.7%
Norwegian Cruise Line Holdings, Ltd. (h)	173,482	6,540,271

Media 2.7%
Comcast Corp. Class A	249,002	16,518,793
Time Warner, Inc.	142,774	11,366,238
		27,885,031
Miscellaneous - Manufacturing 0.5%
General Electric Co.	167,155	4,951,131

Pharmaceuticals 4.1%
AbbVie, Inc.	211,421	13,334,322
Allergan PLC (h)	25,609	5,898,009
Bristol-Myers Squibb Co.	351,501	18,952,934
Eli Lilly & Co.	42,426	3,405,111
		41,590,376
Private Equity 1.1%
Blackstone Group L.P. (The)	419,319	10,705,214

Real Estate 0.8%
CBRE Group, Inc. Class A (h)	304,571	8,521,897

Real Estate Investment Trusts 1.8%
Colony Capital, Inc. Class A	347,174	6,328,982
Crown Castle International Corp.	37,414	3,524,773
MGM Growth Properties LLC Class A	127,818	3,332,215
Outfront Media, Inc.	203,771	4,819,184
		18,005,154
Retail 5.2%
Costco Wholesale Corp.	125,960	19,210,159
Dollar Tree, Inc. (h)	134,038	10,579,619
Home Depot, Inc. (The)	107,351	13,813,927
Starbucks Corp.	166,448	9,011,495
		52,615,200
Software 4.8%
Adobe Systems, Inc. (h)	160,800	17,453,232
Microsoft Corp.	547,751	31,550,458
		49,003,690
Toys, Games & Hobbies 0.8%
Hasbro, Inc.	27,158	2,154,444
Mattel, Inc.	204,324	6,186,931
		8,341,375
Transportation 1.6%
CSX Corp.	347,236	10,590,698
United Parcel Service, Inc. Class B	51,422	5,623,510
		16,214,208
Total Common Stocks (Cost $564,663,677)		632,177,986

Preferred Stocks 0.4%
Banks 0.3%
Citigroup Capital XIII 7.122% (c)	66,525	1,752,269
Morgan Stanley 6.875% (c)	14,029	412,873
7.125% (c)	13,885	409,746
		2,574,888
Diversified Financial Services 0.0%‡
General Electric Co. 4.70%	4,002	103,012

Finance—Credit Card 0.1%
Discover Financial Services 6.50%	50,050	1,305,304
Total Preferred Stocks (Cost $3,804,876)		3,983,204

	Principal Amount
Short-Term Investment 0.5%
Repurchase Agreement 0.5%
Fixed Income Clearing Corp.
0.03%, dated 9/30/16
due 10/03/16
Proceeds at Maturity $4,718,327 (Collateralized by a United States Treasury Note with a rate of 1.375% and a maturity date of 9/30/20, with a Principal Amount of $4,750,000 and a Market Value of $4,815,313)	$4,718,315	4,718,315
Total Short-Term Investment
(Cost $4,718,315)		4,718,315
Total Investments
(Cost $940,940,292) (i)	99.9%	1,016,795,668
Other Assets, Less Liabilities	0.1	1,089,688
Net Assets	100.0%	$1,017,885,356

¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Fair value footnote - totalling $409,930, which is less than one-tenth of a percent of the Portfolio's net assets.
(c)	Floating rate - Rate shown was the rate in effect as of September 30, 2016.
(d)	Step coupon - Rate shown was the rate in effect as of September 30, 2016.
(e)	Illiquid security - As of September 30, 2016, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $1,994,672, which represented 0.2% of the Portfolio's net assets.
(f)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown was the weighted average interest rate of all contracts within the floating rate loan facility as of September 30, 2016.
(g)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2016.
(h)	Non-income producing security.
(i)	As of September 30, 2016, cost was $940,945,929 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$90,908,644
Gross unrealized depreciation	(15,058,905)
Net unrealized appreciation	$75,849,739

The following abbreviation is used in the preceding pages:
TBD	— To Be Determined

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$13,465,573	$—	$13,465,573
Corporate Bonds	—	169,088,367	—	169,088,367
Loan Assignments		16,503,969		16,503,969
Mortgage-Backed Securities	—	15,436,263	—	15,436,263
U.S. Government & Federal Agency	—	161,421,991	—	161,421,991
Total Long-Term Bonds	—	375,916,163	—	375,916,163
Common Stocks	632,177,986	—	—	632,177,986
Preferred Stocks	3,983,204	—	—	3,983,204
Short-Term Investment
Repurchase Agreement	—	4,718,315	—	4,718,315
Total Investments in Securities	$636,161,190	$380,634,478	$—	$1,016,795,668

(a)  For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2016, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Large Cap Growth Portfolio

Portfolio of Investments September 30, 2016 (Unaudited)

		Shares	Value
	Common Stocks 99.1% †
	Aerospace & Defense 1.4%
	Raytheon Co.	92,800	$12,632,864

	Banks 0.9%
	JPMorgan Chase & Co.	126,800	8,443,612

	Beverages 1.0%
	PepsiCo., Inc.	85,800	9,332,466

	Biotechnology 4.5%
	Amgen, Inc.	56,770	9,469,804
¤	Celgene Corp. (a)	197,820	20,678,124
	Regeneron Pharmaceuticals, Inc. (a)	29,230	11,751,045
			41,898,973
	Capital Markets 1.1%
	Moody's Corp.	89,440	9,684,563

	Chemicals 3.2%
	Ecolab, Inc.	72,350	8,806,442
	PPG Industries, Inc.	99,800	10,315,328
	Sherwin-Williams Co. (The)	37,480	10,369,217
			29,490,987
	Food & Staples Retailing 1.8%
	Costco Wholesale Corp.	46,300	7,061,213
	CVS Health Corp.	106,300	9,459,637
			16,520,850
	Health Care Equipment & Supplies 5.7%
	Boston Scientific Corp. (a)	390,800	9,301,040
	Danaher Corp.	217,000	17,010,630
	Intuitive Surgical, Inc. (a)	12,730	9,227,086
	Stryker Corp.	33,900	3,946,299
	Zimmer Biomet Holdings, Inc.	104,300	13,561,086
			53,046,141
	Health Care Providers & Services 3.8%
	Centene Corp. (a)	161,600	10,820,736
¤	UnitedHealth Group, Inc.	171,650	24,031,000
			34,851,736
	Hotels, Restaurants & Leisure 2.4%
¤	Starbucks Corp.	408,360	22,108,610

	Industrial Conglomerates 1.7%
	Honeywell International, Inc.	138,025	16,092,335

	Internet & Catalog Retail 8.6%
¤	Amazon.com, Inc. (a)	54,375	45,528,731
	Ctrip.com International, Ltd., Sponsored ADR (a)	203,100	9,458,367
	Netflix, Inc. (a)	81,500	8,031,825
	Priceline Group, Inc. (The) (a)	10,900	16,039,241
			79,058,164
	Internet Software & Services 10.3%
	Alibaba Group Holding, Ltd., Sponsored ADR (a)	111,000	11,742,690
¤	Alphabet, Inc.
	Class A (a)	28,425	22,855,405
	Class C (a)	25,499	19,820,118
	CoStar Group, Inc. (a)	41,090	8,897,218
¤	Facebook, Inc. Class A (a)	249,750	32,035,432
			95,350,863
	IT Services 10.9%
	Fidelity National Information Services, Inc.	169,400	13,048,882
	FleetCor Technologies, Inc. (a)	92,200	16,017,906
	Mastercard, Inc.	176,800	17,992,936
	PayPal Holdings, Inc. (a)	385,400	15,789,838
¤	Visa, Inc. Class A	460,100	38,050,270
			100,899,832
	Life Sciences Tools & Services 2.3%
	Quintiles Transnational Holdings, Inc. (a)	117,640	9,535,898
	Thermo Fisher Scientific, Inc.	72,000	11,452,320
			20,988,218
	Machinery 0.7%
	Fortive Corp.	126,500	6,438,850

	Media 3.1%
	Charter Communications, Inc. Class A (a)	33,699	9,097,719
	Comcast Corp. Class A	146,000	9,685,640
	Time Warner, Inc.	121,100	9,640,771
			28,424,130
	Multiline Retail 1.2%
	Dollar Tree, Inc. (a)	144,600	11,413,278

	Oil, Gas & Consumable Fuels 2.4%
	Diamondback Energy, Inc. (a)	99,600	9,615,384
	Pioneer Natural Resources Co.	65,350	12,132,228
			21,747,612
	Pharmaceuticals 4.0%
	Allergan PLC (a)	48,570	11,186,157
	Bristol-Myers Squibb Co.	118,900	6,411,088
¤	Zoetis, Inc.	373,200	19,410,132
			37,007,377
	Professional Services 1.1%
	Nielsen Holdings PLC	197,900	10,601,503

	Real Estate Investment Trusts 2.6%
	American Tower Corp.	129,300	14,653,569
	Crown Castle International Corp.	94,600	8,912,266
			23,565,835
	Road & Rail 1.0%
	Kansas City Southern	103,200	9,630,624

	Semiconductors & Semiconductor Equipment 4.7%
	Applied Materials, Inc.	257,000	7,748,550
	Broadcom, Ltd.	99,000	17,079,480
	Micron Technology, Inc. (a)	429,800	7,641,844
	NXP Semiconductors N.V. (a)	108,200	11,037,482
			43,507,356
	Software 8.8%
	Activision Blizzard, Inc.	210,000	9,303,000
	Adobe Systems, Inc. (a)	130,750	14,191,605
	Microsoft Corp.	293,400	16,899,840
	Mobileye N.V. (a)	200,000	8,514,000
	Salesforce.com, Inc. (a)	184,100	13,131,853
	ServiceNow, Inc. (a)	139,600	11,049,340
	Splunk, Inc. (a)	144,300	8,467,524
			81,557,162
	Specialty Retail 2.7%
	Home Depot, Inc. (The)	116,400	14,978,352
	O'Reilly Automotive, Inc. (a)	35,930	10,064,352
			25,042,704
	Technology Hardware, Storage & Peripherals 3.2%
¤	Apple, Inc.	264,775	29,932,814

	Textiles, Apparel & Luxury Goods 4.0%
	Lululemon Athletica, Inc. (a)	87,300	5,323,554
¤	NIKE, Inc. Class B	417,700	21,991,905
	Under Armour, Inc.
	Class A (a)	143,500	5,550,580
	Class C (a)	124,334	4,209,949
			37,075,988
	Total Common Stocks (Cost $783,276,588)		916,345,447

	Principal Amount
Short-Term Investment 0.7%
Repurchase Agreement 0.7%
Fixed Income Clearing Corp. 0.03%, dated 9/30/16 due 10/3/16 Proceeds at Maturity $6,191,421 (Collateralized by a United States Treasury Note with a rate of 2.625% and a maturity date of 11/15/20, with a Principal Amount of $5,890,000 and a Market Value of $6,317,025)	$6,191,406	6,191,406
Total Short-Term Investment (Cost $6,191,406)		6,191,406
Total Investments (Cost $789,467,994) (b)	99.8%	922,536,853
Other Assets, Less Liabilities	0.2	1,884,186
Net Assets	100.0%	$924,421,039

¤	Among the Portfolio's 10 holdings or issuers held, as of September 30, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	As of September 30, 2016, cost was $790,069,763 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$140,539,446
Gross unrealized depreciation	(8,072,356)
Net unrealized appreciation	$132,467,090

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$916,345,447	$—	$—	$916,345,447
Short-Term Investment
Repurchase Agreement	—	6,191,406	—	6,191,406
Total Investments in Securities	$916,345,447	$6,191,406	$—	$922,536,853

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2016, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP MFS® Utilities Portfolio

Portfolio of Investments September 30, 2016 (Unaudited)

		Shares	Value
	Common Stocks 85.6% †
	Commercial Services & Supplies 0.5%
	Covanta Holding Corp.	434,198	$6,682,307

	Diversified Telecommunication Services 6.6%
	Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)	3,609,967	6,811,568
	Bharti Infratel, Ltd. (India)	257,660	1,422,974
	BT Group PLC (United Kingdom)	1,951,788	9,842,221
	Com Hem Holding AB (Sweden)	2,392,302	22,113,763
	Frontier Communications Corp.	158,797	660,596
	Hellenic Telecommunications Organization S.A. (Greece)	926,628	8,119,231
	Koninklijke KPN N.V. (Netherlands)	381,816	1,267,437
	Orange S.A. (France)	41,572	650,529
	SBA Communications Corp. Class A (a)	126,996	14,243,871
	SFR Group S.A. (France)	182,569	5,375,377
	TDC A/S (Denmark) (a)	1,753,429	10,312,265
	TELUS Corp. (Canada)	119,286	3,936,042
			84,755,874
	Electric Utilities 28.4%
	American Electric Power Co., Inc.	420,919	27,027,209
	Avangrid, Inc.	226,757	9,473,907
	CLP Holdings, Ltd. (China)	63,500	656,171
	CPFL Energia S.A. (Brazil)	527,688	3,925,026
	Edison International	135,167	9,765,816
	EDP - Energias de Portugal S.A. (Portugal)	8,629,803	28,976,214
	EDP - Energias do Brasil S.A. (Brazil)	600,662	2,655,941
¤	Enel S.p.A. (Italy)	7,561,214	33,703,736
	Enersis Chile S.A., ADR (Chile)	240,958	1,144,551
¤	Exelon Corp.	1,699,361	56,571,728
	FirstEnergy Corp.	387,031	12,802,985
	Great Plains Energy, Inc.	197,780	5,397,416
	Iberdrola S.A. (Spain)	2,182,354	14,836,756
¤	NextEra Energy, Inc.	498,190	60,938,601
¤	PG&E Corp.	485,734	29,712,349
¤	PPL Corp.	1,292,479	44,680,999
	Southern Co. (The)	173,600	8,905,680
	SSE PLC (United Kingdom)	754,675	15,337,730
			366,512,815
	Gas Utilities 1.3%
	China Gas Holdings, Ltd. (China)	458,000	726,291
	China Resources Gas Group, Ltd. (China)	4,504,000	15,388,067
	Infraestructura Energetica Nova S.A.B. de C.V. (Mexico)	159,253	620,347
			16,734,705
	Independent Power & Renewable Electricity Producers 13.4%
	AES Corp.	2,196,309	28,222,571
¤	Calpine Corp. (a)	2,380,991	30,095,726
	China Longyuan Power Group Corp., Ltd. Class H (China)	9,042,000	7,344,206
¤	Dynegy, Inc. (a)	1,560,786	19,338,139
¤	EDP Renovaveis S.A. (Spain)	4,894,555	39,290,818
	Engie Brasil Energia S.A. (Brazil)	443,700	5,252,664
	NextEra Energy Partners, L.P.	417,157	11,667,881
	NRG Energy, Inc.	1,270,732	14,244,906
	NRG Yield, Inc. Class A	514,045	8,389,214
	NRG Yield, Inc. Class C	453,048	7,683,694
	NTPC, Ltd. (India)	561,445	1,254,355
			172,784,174
	Media 6.8%
	Altice N.V. Class A (Netherlands) (a)	375,337	6,733,504
¤	Charter Communications, Inc. Class A (a)	148,869	40,190,164
	Comcast Corp. Class A	420,274	27,880,977
	Grupo Televisa S.A.B., Sponsored ADR (Mexico)	158,861	4,081,139
	Liberty Global PLC LiLAC Class C (United Kingdom) (a)	27,720	777,546
	Liberty Global PLC Series C (United Kingdom) (a)	172,630	5,703,695
	NOS SGPS S.A. (Portugal)	283,380	1,928,154
			87,295,179
	Multi-Utilities 9.4%
	Ameren Corp.	341,124	16,776,478
	Dominion Resources, Inc.	106,317	7,896,164
	DTE Energy Co.	163,718	15,335,465
	ENGIE S.A. (France)	885,947	13,724,194
	NorthWestern Corp.	78,980	4,543,720
	Public Service Enterprise Group, Inc.	200,812	8,407,999
¤	Sempra Energy	425,259	45,583,512
	Suez (France)	410,745	6,780,422
	Veolia Environnement S.A. (France)	58,833	1,354,845
			120,402,799
	Oil, Gas & Consumable Fuels 14.8%
	Cheniere Energy, Inc. (a)	105,231	4,588,072
	Enable Midstream Partners, L.P.	216,370	3,299,642
	Enbridge, Inc. (Canada)	506,771	22,272,507
	Energy Transfer Partners, L.P.	621,233	22,985,621
	Enterprise Products Partners, L.P.	1,008,600	27,867,618
	EQT GP Holdings, L.P.	118,519	2,971,271
	EQT Midstream Partners, L.P.	200,204	15,253,543
	JP Energy Partners, L.P.	142,264	1,052,754
	Plains All American Pipeline, L.P.	110,783	3,479,694
	Plains GP Holdings, L.P. Class A	778,870	10,078,578
	SemGroup Corp. Class A	159,531	5,641,016
	Shell Midstream Partners, L.P.	218,610	7,013,009
	Sunoco Logistics Partners, L.P.	697,364	19,812,111
	Tallgrass Energy GP, L.P.	246,563	5,929,840
	TransCanada Corp. (Canada)	130,962	6,219,934
	Western Gas Equity Partners, L.P.	148,068	6,291,409
	Williams Cos., Inc. (The)	396,852	12,195,262
	Williams Partners, L.P.	369,537	13,743,081
			190,694,962
	Real Estate Investment Trusts 1.5%
	American Tower Corp.	175,078	19,841,590

	Water Utilities 0.0%‡
	Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	42,600	395,460

	Wireless Telecommunication Services 2.9%
	Advanced Info Service PCL (Thailand)	1,118,100	5,162,944
	KDDI Corp. (Japan)	308,400	9,473,556
	Mobile TeleSystems PJSC, Sponsored ADR (Russia)	932,285	7,113,335
	Vodafone Group PLC (United Kingdom)	3,816,666	10,969,904
	XL Axiata Tbk PT (Indonesia) (a)	24,250,000	5,016,857
			37,736,596
	Total Common Stocks (Cost $1,109,375,595)		1,103,836,461

	Convertible Preferred Stocks 8.4%
	Diversified Telecommunication Services 0.8%
	Frontier Communications Corp. 11.125%	127,754	10,719,838

	Electric Utilities 3.9%
¤	Exelon Corp. 6.50%	619,644	28,962,161
	Great Plains Energy, Inc. 7.00%	82,500	4,247,925
¤	NextEra Energy, Inc.
	6.123%	210,200	10,467,960
	6.371%	116,448	6,875,090
			50,553,136
	Independent Power & Renewable Electricity Producers 0.9%
¤	Dynegy, Inc.
	7.00%	46,856	3,795,336
	5.375%	158,590	7,258,664
			11,054,000
	Multi-Utilities 1.2%
	Dominion Resources, Inc.
	6.75%	127,446	6,359,555
	6.375%	181,379	9,025,419
			15,384,974
	Oil, Gas & Consumable Fuels 1.1%
	Anadarko Petroleum Corp. 7.50%	221,571	9,228,432
	Kinder Morgan, Inc. 9.75%	104,047	5,209,633
			14,438,065
	Real Estate Investment Trusts 0.5%
	American Tower Corp. 5.50%	58,972	6,462,742

	Total Convertible Preferred Stocks (Cost $117,855,022)		108,612,755

	Preferred Stock 0.3%
	Electric Utilities 0.3%
	Cia Paranaense de Energia Class B (Brazil) 4.06%	308,900	3,194,289

	Total Preferred Stock (Cost $3,482,278)		3,194,289

	Principal Amount
Short-Term Investments 6.1%
Financial Company Commercial Paper 2.1%
GE Capital Treasury 0.345%, due 10/3/16	$26,805,000	26,804,494
Total Financial Company Commercial Paper (Cost $26,804,494)		26,804,494
Repurchase Agreement 3.3%
Fixed Income Clearing Corp. 0.03%, dated 9/30/16 due 10/3/16 Proceeds at Maturity $42,518,867 (Collateralized by a United States Treasury Note with a rate of 2.00% and a maturity date of 7/31/20, with a Principal Amount of $41,705,000 and a Market Value of $43,373,200)	42,518,760	42,518,760
Total Repurchase Agreement (Cost $42,518,760)		42,518,760
U.S. Government & Federal Agencies 0.7%
Federal Home Loan Bank Discount Notes 0.01%, due 10/3/16	8,714,000	8,713,951
Total U.S. Government & Federal Agencies (Cost $8,713,951)		8,713,951
Total Short-Term Investments (Cost $78,037,205)		78,037,205
Total Investments (Cost $1,308,750,100) (b)	100.4%	1,293,680,710
Other Assets, Less Liabilities	(0.4)	(4,637,333)
Net Assets	100.0%	$1,289,043,377

¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2016, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	As of September 30, 2016, cost was $1,316,425,266 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$111,444,618
Gross unrealized depreciation	(134,189,174)
Net unrealized depreciation	$(22,744,556)

As of September 30, 2016, the Portfolio held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold	Unrealized Appreciation (Depreciation)
Euro vs. U.S Dollar	12/15/16	Deutsche Bank A.G.	EUR	656,000	$738,364	$980

Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased
Canadian Dollar vs. U.S. Dollar	12/9/16	Merrill Lynch International Bank	CAD	25,341,126	19,214,563	(110,336)
Euro vs. U.S Dollar	12/9/2016	Barclays Bank PLC	EUR	827,327	931,884	(255)
Euro vs. U.S Dollar	12/9/2016	BNP Paribas S.A.		1,118,024	1,258,135	(1,531)
Euro vs. U.S Dollar	12/9/2016	Citibank N.A.		427,138	480,726	(525)
Euro vs. U.S Dollar	12/9/2016	Goldman Sachs & Co.		31,504,831	35,410,894	(85,254)
Euro vs. U.S Dollar	12/9/2016	JPMorgan Chase Bank		45,870,920	51,783,951	101,686
Euro vs. U.S Dollar	12/9/2016	Morgan Stanley & Co.		317,830	357,574	(521)
Euro vs. U.S Dollar	12/9/2016	UBS AG		10,195,892	11,508,103	20,503
Euro vs. U.S Dollar	10/21/16	Merrill Lynch International Bank		2,742,349	3,042,938	(40,104)
Euro vs. U.S Dollar	10/21/16	Morgan Stanley & Co.		2,123,537	2,355,427	(31,925)
Pound Sterling vs. U.S. Dollar	12/9/16	Barclays Bank PLC	GBP	447,939	581,619	298
Pound Sterling vs. U.S. Dollar	12/9/16	Merrill Lynch International Bank		17,795,763	23,164,300	69,529
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$(77,455)

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Investments in Securities (a)
Common Stocks	$1,103,836,461	$—	$		$1,103,836,461
Convertible Preferred Stocks	108,612,755	—		—	108,612,755
Preferred Stock	3,194,289	—		—	3,194,289
Short-Term Investments
Financial Company Commercial Paper	—	26,804,494		—	26,804,494
Repurchase Agreement	—	42,518,760		—	42,518,760
U.S. Government & Federal Agencies	—	8,713,951		—	8,713,951
Total Short-Term Investments	—	78,037,205		—	78,037,205
Total Investments in Securities	1,215,643,505	78,037,205			1,293,680,710
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	192,996		—	192,996
Total Investments in Securities and Other Financial Instruments	$1,215,643,505	$78,230,201		$—	$1,293,873,706

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$—	$(270,451)	$—	$(270,451)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2016, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Mid Cap Core Portfolio

Portfolio of Investments September 30, 2016 (Unaudited)

		Shares	Value
	Common Stocks 98.1% †
	Aerospace & Defense 2.3%
	BWX Technologies, Inc.	76,127	$2,920,993
	Huntington Ingalls Industries, Inc.	39,991	6,135,419
	L-3 Communications Holdings, Inc.	47,892	7,218,761
	Spirit AeroSystems Holdings, Inc. Class A (a)	138,668	6,176,273
			22,451,446
	Airlines 0.6%
	Alaska Air Group, Inc.	33,147	2,183,061
	JetBlue Airways Corp. (a)	198,057	3,414,503
			5,597,564
	Auto Components 0.8%
	Johnson Controls International PLC	14,283	664,588
	Lear Corp.	56,637	6,865,537
			7,530,125
	Automobiles 0.0%‡
	Thor Industries, Inc.	4,553	385,639

	Banks 1.5%
	Citizens Financial Group, Inc.	72,988	1,803,533
	Fifth Third Bancorp	213,407	4,366,307
	First Republic Bank	532	41,023
	KeyCorp	2,331	28,368
¤	SunTrust Banks, Inc.	203,021	8,892,320
			15,131,551
	Beverages 0.8%
¤	Dr. Pepper Snapple Group, Inc.	86,875	7,932,556

	Biotechnology 0.3%
	OPKO Health, Inc. (a)	120,915	1,280,490
	United Therapeutics Corp. (a)	13,920	1,643,673
			2,924,163
	Building Products 1.0%
	Masco Corp.	51,714	1,774,307
	Owens Corning	117,283	6,261,739
	USG Corp. (a)	61,190	1,581,762
			9,617,808
	Capital Markets 2.4%
	Ameriprise Financial, Inc.	11,033	1,100,762
	Lazard, Ltd. Class A	77,121	2,804,120
	LPL Financial Holdings, Inc.	105,441	3,153,740
	Moody's Corp.	967	104,707
	Morningstar, Inc.	45,388	3,597,907
	Nasdaq, Inc.	93,805	6,335,590
	Raymond James Financial, Inc.	113,878	6,628,838
			23,725,664
	Chemicals 1.0%
	Axalta Coating Systems, Ltd. (a)	17,383	491,417
	Cabot Corp.	33,024	1,730,788
	Celanese Corp. Series A	2,600	173,056
	Huntsman Corp.	348,572	5,671,266
	Westlake Chemical Corp.	33,189	1,775,612
			9,842,139
	Commercial Services & Supplies 1.2%
	Clean Harbors, Inc. (a)	29,234	1,402,647
	KAR Auction Services, Inc.	15,229	657,284
	R.R. Donnelley & Sons Co.	353,210	5,552,461
	Republic Services, Inc.	84,286	4,252,229
			11,864,621
	Communications Equipment 1.7%
	ARRIS International PLC (a)	71,015	2,011,855
	CommScope Holding Co., Inc. (a)	91,739	2,762,261
	EchoStar Corp. Class A (a)	14,667	642,855
	F5 Networks, Inc. (a)	54,193	6,754,615
	Juniper Networks, Inc.	149,042	3,585,951
	Motorola Solutions, Inc.	19,082	1,455,575
			17,213,112
	Construction & Engineering 0.6%
	Quanta Services, Inc. (a)	201,790	5,648,102

	Construction Materials 0.5%
	Eagle Materials, Inc.	28,085	2,170,970
	Martin Marietta Materials, Inc.	14,889	2,666,769
			4,837,739
	Consumer Finance 0.4%
	SLM Corp. (a)	48,293	360,749
	Synchrony Financial	133,296	3,732,288
			4,093,037
	Containers & Packaging 1.3%
	Berry Plastics Group, Inc. (a)	139,188	6,103,394
	Graphic Packaging Holding Co.	1,208	16,900
	Packaging Corp. of America	60,769	4,938,089
	WestRock Co.	39,833	1,931,104
			12,989,487
	Distributors 0.8%
¤	Genuine Parts Co.	75,665	7,600,549

	Diversified Financial Services 0.1%
	Voya Financial, Inc.	29,215	841,976

	Diversified Telecommunication Services 0.3%
	CenturyLink, Inc.	119,520	3,278,434

	Electric Utilities 2.0%
	Avangrid, Inc.	130,315	5,444,561
¤	Edison International	119,977	8,668,338
	Entergy Corp.	19,286	1,479,815
	Xcel Energy, Inc.	89,099	3,665,533
			19,258,247
	Electrical Equipment 0.3%
	Regal Beloit Corp.	43,786	2,604,829

	Electronic Equipment, Instruments & Components 1.7%
	Arrow Electronics, Inc. (a)	8,379	536,005
	Dolby Laboratories, Inc. Class A	88,113	4,783,655
	Ingram Micro, Inc. Class A	174,817	6,233,974
	Jabil Circuit, Inc.	260,838	5,691,485
			17,245,119
	Energy Equipment & Services 0.6%
	Baker Hughes, Inc.	83,563	4,217,425
	Ensco PLC Class A	47,791	406,224
	Noble Corp. PLC	191,119	1,211,694
			5,835,343
	Food & Staples Retailing 0.0%‡
	Rite Aid Corp. (a)	25,116	193,142

	Food Products 4.1%
	Campbell Soup Co.	111,757	6,113,108
	ConAgra Foods, Inc.	15,925	750,227
	Hain Celestial Group, Inc. (The) (a)	42,370	1,507,525
	Ingredion, Inc.	50,665	6,741,485
	J.M. Smucker Co. (The)	41,887	5,677,364
	Pilgrim's Pride Corp.	247,854	5,234,676
	Post Holdings, Inc. (a)	73,676	5,685,577
¤	Tyson Foods, Inc. Class A	117,018	8,737,734
			40,447,696
	Gas Utilities 0.7%
	UGI Corp.	143,047	6,471,446

	Health Care Equipment & Supplies 2.8%
	Alere, Inc. (a)	21,369	923,996
	Align Technology, Inc. (a)	17,346	1,626,188
	C.R. Bard, Inc.	4,070	912,820
	Edwards Lifesciences Corp. (a)	12,623	1,521,829
	Hill-Rom Holdings, Inc.	55,554	3,443,237
	Hologic, Inc. (a)	113,917	4,423,397
	IDEXX Laboratories, Inc. (a)	38,159	4,301,664
	Intuitive Surgical, Inc. (a)	4,362	3,161,708
	ResMed, Inc.	61,898	4,010,371
	Teleflex, Inc.	14,195	2,385,470
	Zimmer Biomet Holdings, Inc.	9,072	1,179,541
			27,890,221
	Health Care Providers & Services 1.4%
	AmerisourceBergen Corp.	89,856	7,258,568
	DaVita Inc. (a)	7,995	528,230
	WellCare Health Plans, Inc. (a)	53,536	6,268,530
			14,055,328
	Health Care Technology 0.5%
	Allscripts Healthcare Solutions, Inc. (a)	199,174	2,623,122
	Cerner Corp. (a)	29,679	1,832,678
			4,455,800
	Hotels, Restaurants & Leisure 3.1%
	Aramark	932	35,444
	Brinker International, Inc.	108,303	5,461,720
	Darden Restaurants, Inc.	18,543	1,137,057
	Hyatt Hotels Corp. Class A (a)	8,263	406,705
	International Game Technology PLC	239,948	5,849,932
	Marriott International, Inc. Class A	27,497	1,851,373
	Six Flags Entertainment Corp.	64,212	3,442,405
	Vail Resorts, Inc.	39,080	6,130,871
	Wyndham Worldwide Corp.	93,949	6,325,586
			30,641,093
	Household Durables 2.0%
	Garmin, Ltd.	55,508	2,670,490
	Leggett & Platt, Inc.	43,763	1,994,718
	Newell Brands, Inc.	66,872	3,521,479
	Tempur Sealy International, Inc. (a)	61,102	3,466,927
	Tupperware Brands Corp.	90,105	5,890,164
	Whirlpool Corp.	14,793	2,398,833
			19,942,611
	Household Products 1.2%
	Energizer Holdings, Inc.	118,736	5,932,051
	Spectrum Brands Holdings, Inc.	40,137	5,526,463
			11,458,514
	Industrial Conglomerates 0.6%
	Carlisle Cos., Inc.	55,037	5,645,145

	Insurance 4.9%
	Alleghany Corp. (a)	2,408	1,264,248
	AmTrust Financial Services, Inc.	113,099	3,034,446
	Arthur J. Gallagher & Co.	7,803	396,939
	Aspen Insurance Holdings, Ltd.	53,112	2,474,488
	Assurant, Inc.	46,812	4,318,407
	Assured Guaranty, Ltd.	118,030	3,275,333
	Axis Capital Holdings, Ltd.	1,995	108,388
	Everest Re Group, Ltd.	31,391	5,963,348
	First American Financial Corp.	79,293	3,114,629
	FNF Group	105,773	3,904,081
	Hartford Financial Services Group, Inc. (The)	149,841	6,416,192
	Lincoln National Corp.	18,296	859,546
	Old Republic International Corp.	44,085	776,778
	Principal Financial Group, Inc.	106,473	5,484,424
	Progressive Corp. (The)	168,412	5,304,978
	Reinsurance Group of America, Inc.	339	36,592
	Unum Group	24,357	860,046
	Validus Holdings, Ltd.	15,344	764,438
			48,357,301
	Internet & Catalog Retail 0.7%
	Expedia, Inc.	58,517	6,830,104

	Internet Software & Services 2.5%
	Akamai Technologies, Inc. (a)	51,583	2,733,383
	GoDaddy, Inc. Class A (a)	168,335	5,812,607
	IAC/InterActiveCorp	101,346	6,331,085
	Rackspace Hosting, Inc. (a)	104,817	3,321,651
	Twitter, Inc. (a)	24,513	565,025
	VeriSign, Inc. (a)	72,868	5,701,192
			24,464,943
	IT Services 2.8%
	Amdocs, Ltd.	47,029	2,720,628
	Black Knight Financial Services, Inc. Class A (a)	2,589	105,890
	Computer Sciences Corp.	22,069	1,152,223
	CoreLogic, Inc. (a)	109,436	4,292,080
	Euronet Worldwide, Inc. (a)	2,916	238,616
	Fidelity National Information Services, Inc.	25,892	1,994,461
	Fiserv, Inc. (a)	11,211	1,115,158
	Teradata Corp. (a)	192,097	5,955,007
	Western Union Co. (The)	108,948	2,268,297
	WEX, Inc. (a)	6,583	711,556
	Xerox Corp.	700,698	7,098,071
			27,651,987
	Leisure Products 0.0%‡
	Brunswick Corp.	7,588	370,143

	Life Sciences Tools & Services 1.8%
	Bruker Corp.	160,717	3,640,240
	Charles River Laboratories International, Inc. (a)	71,751	5,979,728
	Quintiles Transnational Holdings, Inc. (a)	81,556	6,610,929
	VWR Corp. (a)	56,113	1,591,365
			17,822,262
	Machinery 2.2%
	Oshkosh Corp.	36,957	2,069,592
	PACCAR, Inc.	104,266	6,128,755
	Stanley Black & Decker, Inc.	35,201	4,329,019
	Terex Corp.	24,726	628,288
	Timken Co. (The)	72,244	2,538,654
	Trinity Industries, Inc.	243,353	5,884,276
			21,578,584
	Media 2.1%
	AMC Networks, Inc. Class A (a)	45,270	2,347,702
	Clear Channel Outdoor Holdings, Inc. Class A	62,755	366,489
	Interpublic Group of Cos., Inc. (The)	75,449	1,686,285
	John Wiley & Sons, Inc. Class A	12,730	656,995
	Liberty Broadband Corp. (a)
	Class A	11,537	809,436
	Class C	11,348	811,155
	Liberty SiriusXM Group (a)
	Class A	30,231	1,027,250
	Class C	28,629	956,495
	News Corp.
	Class A	161,864	2,262,859
	Class B	78,032	1,109,615
¤	Omnicom Group, Inc.	100,472	8,540,120
			20,574,401
	Metals & Mining 2.7%
¤	Newmont Mining Corp.	216,302	8,498,506
	Nucor Corp.	26,919	1,331,144
	Reliance Steel & Aluminum Co.	65,952	4,750,522
	Steel Dynamics, Inc.	236,808	5,917,832
	United States Steel Corp.	301,459	5,685,517
			26,183,521
	Multi-Utilities 2.9%
	Ameren Corp.	46,054	2,264,936
	CenterPoint Energy, Inc.	283,314	6,581,384
	CMS Energy Corp.	11,617	488,030
	Consolidated Edison, Inc.	93,092	7,009,827
	DTE Energy Co.	8,776	822,048
	MDU Resources Group, Inc.	209,240	5,323,066
	NiSource, Inc.	25,476	614,226
	Public Service Enterprise Group, Inc.	139,803	5,853,552
			28,957,069
	Multiline Retail 1.4%
	Dillard's, Inc. Class A	18,261	1,150,626
	Dollar General Corp.	50,015	3,500,550
	Dollar Tree, Inc. (a)	28,130	2,220,301
	J.C. Penney Co., Inc. (a)	72,762	670,866
	Kohl's Corp.	51,456	2,251,200
	Macy's, Inc.	61,872	2,292,357
	Nordstrom, Inc.	38,340	1,989,079
			14,074,979
	Oil, Gas & Consumable Fuels 5.9%
	Antero Resources Corp. (a)	23,589	635,724
	Cabot Oil & Gas Corp.	35,495	915,771
	Cimarex Energy Co.	7,403	994,741
	Concho Resources, Inc. (a)	14,158	1,944,601
	CONSOL Energy, Inc.	342,027	6,566,918
	Continental Resources, Inc. (a)	10,719	556,959
	Devon Energy Corp.	73,437	3,239,306
	Diamondback Energy, Inc. (a)	2,057	198,583
	EQT Corp.	14,026	1,018,568
	Hess Corp.	26,217	1,405,756
	Laredo Petroleum, Inc. (a)	25,551	329,608
	Marathon Oil Corp.	70,987	1,122,304
	Marathon Petroleum Corp.	69,914	2,837,809
	Murphy Oil Corp.	24,094	732,458
	Newfield Exploration Co. (a)	40,651	1,766,692
	Noble Energy, Inc.	40,048	1,431,316
	ONEOK, Inc.	144,140	7,407,355
	QEP Resources, Inc.	89,221	1,742,486
	Range Resources Corp.	3,604	139,655
	Rice Energy, Inc. (a)	55,471	1,448,348
	SM Energy Co.	39,628	1,528,848
	Southwestern Energy Co. (a)	147,877	2,046,618
	Targa Resources Corp.	143,829	7,063,442
	Tesoro Corp.	54,166	4,309,447
	Williams Cos., Inc. (The)	39,752	1,221,579
	World Fuel Services Corp.	78,043	3,610,269
	WPX Energy, Inc. (a)	134,174	1,769,755
			57,984,916
	Personal Products 1.3%
	Herbalife, Ltd. (a)	96,907	6,007,265
	Nu Skin Enterprises, Inc. Class A	97,777	6,333,994
			12,341,259
	Pharmaceuticals 0.6%
	Mallinckrodt PLC (a)	86,358	6,026,061

	Professional Services 0.4%
	ManpowerGroup, Inc.	52,135	3,767,275
	Nielsen Holdings PLC	6,723	360,151
			4,127,426
	Real Estate Investment Trusts 9.6%
	Annaly Capital Management, Inc.	269,796	2,832,858
	Apple Hospitality REIT, Inc.	179,300	3,318,843
	Boston Properties, Inc.	2,836	386,518
	Brixmor Property Group, Inc.	42,640	1,184,966
	Columbia Property Trust, Inc.	85,055	1,904,381
	Communications Sales & Leasing, Inc.	169,106	5,311,619
	Digital Realty Trust, Inc.	26,665	2,589,705
	Empire State Realty Trust, Inc. Class A	138,074	2,892,650
	Equinix, Inc.	9,163	3,300,971
	Equity Commonwealth (a)	9,689	292,802
	Equity LifeStyle Properties, Inc.	65,891	5,085,467
	Federal Realty Investment Trust	6,943	1,068,736
	General Growth Properties, Inc.	58,254	1,607,810
	HCP, Inc.	160,965	6,108,622
	Hospitality Properties Trust	109,290	3,248,099
	Host Hotels & Resorts, Inc.	376,854	5,867,617
	Iron Mountain, Inc.	89,654	3,364,715
	Kimco Realty Corp.	31,806	920,784
	Lamar Advertising Co. Class A	91,345	5,965,742
	Macerich Co. (The)	11,099	897,576
	Mid-America Apartment Communities, Inc.	4,421	415,530
	National Retail Properties, Inc.	5,018	255,165
	Outfront Media, Inc.	253,815	6,002,725
	Prologis, Inc.	63,372	3,392,937
	Realty Income Corp.	34,177	2,287,467
	Regency Centers Corp.	4,222	327,163
	Senior Housing Properties Trust	257,201	5,841,035
	Spirit Realty Capital, Inc.	176,066	2,346,960
	Starwood Property Trust, Inc.	14,628	329,422
	Ventas, Inc.	53,845	3,803,072
	VEREIT, Inc.	658,768	6,831,424
	Welltower, Inc.	51,747	3,869,123
	WP Carey, Inc.	6,235	402,344
			94,254,848
	Road & Rail 0.3%
	Landstar System, Inc.	42,537	2,895,919

	Semiconductors & Semiconductor Equipment 4.3%
	Cree, Inc. (a)	235,613	6,059,966
	KLA-Tencor Corp.	101,588	7,081,700
¤	Lam Research Corp.	82,691	7,831,665
¤	Micron Technology, Inc. (a)	486,087	8,642,627
	NVIDIA Corp.	50,337	3,449,091
	ON Semiconductor Corp. (a)	177,189	2,182,968
	Qorvo, Inc. (a)	115,359	6,430,111
	Teradyne, Inc.	49,550	1,069,289
			42,747,417
	Software 3.1%
	CA, Inc.	203,688	6,737,999
	Citrix Systems, Inc. (a)	86,308	7,355,168
	Electronic Arts, Inc. (a)	65,501	5,593,785
	Nuance Communications, Inc. (a)	250,186	3,627,697
	Red Hat, Inc. (a)	861	69,595
	Synopsys, Inc. (a)	114,349	6,786,613
			30,170,857
	Specialty Retail 4.8%
	Best Buy Co., Inc.	187,964	7,176,465
	Burlington Stores, Inc. (a)	49,176	3,984,240
	Dick's Sporting Goods, Inc.	30,172	1,711,356
	Foot Locker, Inc.	68,226	4,620,265
	GameStop Corp. Class A	96,877	2,672,836
	Gap, Inc. (The)	169,546	3,770,703
	L Brands, Inc.	42,876	3,034,335
	Michaels Cos., Inc. (The) (a)	53,311	1,288,527
	Murphy USA, Inc. (a)	78,103	5,573,430
	Ross Stores, Inc.	92,862	5,971,027
	Signet Jewelers, Ltd.	1,231	91,746
	Staples, Inc.	162,996	1,393,616
	Tiffany & Co.	3,635	264,010
	Tractor Supply Co.	8,632	581,365
	Ulta Salon Cosmetics & Fragrance, Inc. (a)	5,538	1,317,933
	Urban Outfitters, Inc. (a)	101,515	3,504,298
			46,956,152
	Technology Hardware, Storage & Peripherals 1.6%
	Lexmark International, Inc. Class A	68,846	2,751,086
	NCR Corp. (a)	181,615	5,846,187
	NetApp, Inc.	197,835	7,086,450
			15,683,723
	Textiles, Apparel & Luxury Goods 1.6%
	Carter's, Inc.	17,049	1,478,319
	Kate Spade & Co. (a)	47,228	809,016
	Michael Kors Holdings, Ltd. (a)	77,470	3,624,821
	PVH Corp.	58,153	6,425,906
	Ralph Lauren Corp.	35,051	3,545,058
			15,883,120
	Trading Companies & Distributors 1.2%
	HD Supply Holdings, Inc. (a)	172,421	5,514,024
	MSC Industrial Direct Co., Inc. Class A	557	40,889
	United Rentals, Inc. (a)	75,005	5,887,142
	WESCO International, Inc. (a)	3,616	222,348
			11,664,403
	Wireless Telecommunication Services 0.8%
	Sprint Corp. (a)	957,803	6,350,234
	Telephone & Data Systems, Inc.	72,453	1,969,272
			8,319,506
	Total Common Stocks (Cost $866,751,909)		965,571,147

	Exchange-Traded Funds 1.8% (b)
	S&P 500 Index - SPDR Trust Series 1	13,539	2,928,486
¤	S&P Midcap 400 Index—Midcap SPDR Trust Series 1	51,404	14,509,807
	Total Exchange-Traded Funds (Cost $15,011,312)		17,438,293

	Rights 0.0%‡
	Food & Staples Retailing 0.0%‡
	Safeway Casa Ley CVR, Expires 1/30/19 (a)(c)(d)	24,754	25,123
	Safeway PDC LLC CVR, Expires 1/30/17 (a)(c)(d)	24,754	1,208
	Total Rights (Cost $26,331)		26,331

	Principal Amount
Short-Term Investment 0.1%
Repurchase Agreement 0.1%
Fixed Income Clearing Corp. 0.03%, dated 9/30/16 due 10/3/16 Proceeds at Maturity $601,021 (Collateralized by a United States Treasury Note with a rate of 2.625% and a maturity date of 11/15/20, with a Principal Amount of $575,000 and a Market Value of $616,688)	$601,020	601,020
Total Short-Term Investment (Cost $601,020)		601,020
Total Investments (Cost $882,390,572) (e)	100.0%	983,636,791
Other Assets, Less Liabilities	0.0 ‡	174,299
Net Assets	100.0%	$983,811,090

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2016, the total market value of these securities was $26,331, which represented less than one-tenth of a percent of the Portfolio's net assets.
(d)	Illiquid security - As of September 30, 2016, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $26,331, which represented less than one-tenth of a percent of the Portfolio's net assets.
(e)	As of September 30, 2016, cost was $889,950,978 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$113,168,374
Gross unrealized depreciation	(19,482,561)
Net unrealized appreciation	$93,685,813

The following abbreviations are used in the preceding pages:

CVR	—Contingent Value Right
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$965,571,147	$—	$—	$965,571,147
Exchange-Traded Funds	17,438,293	—	—	17,438,293
Rights (b)	—	—	26,331	26,331
Short-Term Investment
Repurchase Agreement	—	601,020	—	601,020
Total Investments in Securities	$983,009,440	$601,020	$26,331	$983,636,791

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $26,331 is held in Food & Staples Retailing within the Rights section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2016
Rights
Food & Staples Retailing	$26,331	$-	$-	$-	$-	$-	$-	$-	$26,331	$-

MainStay VP Moderate Allocation Portfolio

Portfolio of Investments September 30, 2016 (Unaudited)

	Shares	Value
Affiliated Investment Companies 97.4%
Equity Funds 63.2%
IQ 50 Percent Hedged FTSE International ETF (a)	892,456	$16,269,473
IQ Global Resources ETF (a)	333,895	8,674,592
MainStay Cushing MLP Premier Fund Class I	588,784	8,767,000
MainStay Emerging Markets Opportunities Fund Class I	502,284	4,384,943
MainStay Epoch Capital Growth Fund Class I (a)	884,020	9,273,371
MainStay Epoch Global Choice Fund Class I (a)	1,477,145	26,692,017
MainStay Epoch U.S. All Cap Fund Class I (a)	2,458,202	64,085,336
MainStay Epoch U.S. Equity Yield Fund Class I (a)	364,985	5,336,074
MainStay ICAP Equity Fund Class I	746,268	31,738,763
MainStay ICAP International Fund Class I	1,142,321	35,469,059
MainStay International Opportunities Fund Class I (a)	4,139,491	33,612,667
MainStay MAP Fund Class I (a)	1,791,146	67,185,884
MainStay U.S. Equity Opportunities Fund Class I (a)	7,494,053	65,123,318
MainStay VP Absolute Return Multi Strategy Portfolio Initial Class (a)	7,666,778	67,940,491
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class (a)	539,446	4,803,529
MainStay VP Eagle Small Cap Growth Portfolio Initial Class	884,898	10,883,398
MainStay VP Emerging Markets Equity Portfolio Initial Class (a)	4,800,951	37,170,365
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class (a)	3,313,830	41,559,701
MainStay VP International Equity Portfolio Initial Class (a)	777,801	11,336,059
MainStay VP Large Cap Growth Portfolio Initial Class (a)	3,786,560	79,938,165
MainStay VP Mid Cap Core Portfolio Initial Class (a)	3,790,796	52,625,349
MainStay VP S&P 500 Index Portfolio Initial Class	142,210	6,317,937
MainStay VP Small Cap Core Portfolio Initial Class (a)	1,282,629	13,864,044
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	5,409,327	71,728,592
		774,780,127
Fixed Income Funds 34.2%
IQ Enhanced Core Plus Bond U.S. ETF (a)	2,769,298	56,355,214
MainStay High Yield Opportunities Fund Class I	414,417	4,405,258
MainStay Short Duration High Yield Fund Class I (a)	2,922,128	28,958,292
MainStay Total Return Bond Fund Class I	3,388,301	36,458,123
MainStay VP Bond Portfolio Initial Class (a)	11,042,653	167,191,682
MainStay VP Floating Rate Portfolio Initial Class (a)	4,889,902	44,243,035
MainStay VP High Yield Corporate Bond Portfolio Initial Class (a)	3,805,068	39,662,817
MainStay VP PIMCO Real Return Portfolio Initial Class (a)	932,354	8,128,581
MainStay VP Unconstrained Bond Portfolio Initial Class (a)	3,337,822	33,461,845
		418,864,847
Total Affiliated Investment Companies (Cost $1,192,631,977)		1,193,644,974

	Principal Amount
Short-Term Investment 2.6%
Repurchase Agreement 2.6%
Fixed Income Clearing Corp. 0.03%, dated 9/30/16 due 10/3/16 Proceeds at Maturity $31,949,084 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 7/31/20, with a Principal Amount of $31,755,000 and a Market Value of $32,588,569)	$31,949,004	31,949,004
Total Short-Term Investment (Cost $31,949,004)		31,949,004
Total Investments (Cost $1,224,580,981) (b)	100.0%	1,225,593,978
Other Assets, Less Liabilities	(0.0)‡	(314,079)
Net Assets	100.0%	$1,225,279,899

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	As of September 30, 2016, cost was $1,227,133,475 for federal income tax purposes and net unrealized depreciation was as follows:
Gross unrealized appreciation	$22,313,608
Gross unrealized depreciation	(23,853,105)
Net unrealized depreciation	$(1,539,497)

The following abbreviation is used in the preceding pages:

ETF	—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$774,780,127	$—	$—	$774,780,127
Fixed Income Funds	418,864,847	—	—	418,864,847
Short-Term Investment
Repurchase Agreement	—	31,949,004	—	31,949,004
Total Investments in Securities	$1,193,644,974	$31,949,004	$—	$1,225,593,978

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2016, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Moderate Growth Allocation Portfolio

Portfolio of Investments September 30, 2016 (Unaudited)

	Shares	Value
Affiliated Investment Companies 97.0%
Equity Funds 80.3%
IQ 50 Percent Hedged FTSE International ETF (a)	1,484,248	$27,057,841
IQ Global Resources ETF (a)	748,354	19,442,237
MainStay Cushing MLP Premier Fund Class I	928,403	13,823,917
MainStay Emerging Markets Opportunities Fund Class I (a)	1,126,587	9,835,103
MainStay Epoch Capital Growth Fund Class I (a)	1,455,837	15,271,732
MainStay Epoch Global Choice Fund Class I (a)	2,444,936	44,179,999
MainStay Epoch U.S. All Cap Fund Class I (a)	4,952,547	129,112,894
MainStay Epoch U.S. Equity Yield Fund Class I (a)	783,907	11,460,721
MainStay ICAP Equity Fund Class I (a)	1,441,503	61,307,140
MainStay ICAP International Fund Class I (a)	2,980,507	92,544,737
MainStay International Opportunities Fund Class I (a)	10,779,929	87,533,021
MainStay MAP Fund Class I (a)	3,578,406	134,226,008
MainStay U.S. Equity Opportunities Fund Class I (a)	15,306,060	133,009,662
MainStay VP Absolute Return Multi Strategy Portfolio Initial Class (a)	5,589,981	49,536,592
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class (a)	2,801,635	24,947,331
MainStay VP Eagle Small Cap Growth Portfolio Initial Class (a)	4,698,444	57,786,328
MainStay VP Emerging Markets Equity Portfolio Initial Class (a)	10,738,274	83,138,851
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class (a)	9,211,172	115,519,982
MainStay VP International Equity Portfolio Initial Class (a)	2,168,151	31,599,708
MainStay VP Large Cap Growth Portfolio Initial Class (a)	6,990,806	147,583,073
MainStay VP Mid Cap Core Portfolio Initial Class (a)	9,038,845	125,480,855
MainStay VP S&P 500 Index Portfolio Initial Class	320,115	14,221,748
MainStay VP Small Cap Core Portfolio Initial Class (a)	5,447,650	58,884,081
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	11,374,257	150,824,572
		1,638,328,133
Fixed Income Funds 16.7%
IQ Enhanced Core Plus Bond U.S. ETF (a)	1,778,470	36,191,865
MainStay High Yield Opportunities Fund Class I	726,375	7,721,368
MainStay Short Duration High Yield Fund Class I (a)	4,810,438	47,671,437
MainStay Total Return Bond Fund Class I	3,117,091	33,539,895
MainStay VP Bond Portfolio Initial Class	126,660	1,917,696
MainStay VP Floating Rate Portfolio Initial Class (a)	8,378,184	75,804,438
MainStay VP High Yield Corporate Bond Portfolio Initial Class (a)	6,639,529	69,208,328
MainStay VP PIMCO Real Return Portfolio Initial Class (a)	1,550,194	13,515,129
MainStay VP Unconstrained Bond Portfolio Initial Class (a)	5,524,976	55,388,190
		340,958,346
Total Affiliated Investment Companies (Cost $1,996,041,965)		1,979,286,479

	Principal Amount
Short-Term Investment 3.1%
Repurchase Agreement 3.1%
Fixed Income Clearing Corp. 0.03%, dated 9/30/16 due 10/3/16 Proceeds at Maturity $63,745,184 (Collateralized by a United States Treasury Note with a rate of 0.75% and a maturity date of 9/30/18, with a Principal Amount of $65,020,000 and a Market Value of $65,020,000)	$63,745,025	63,745,025
Total Short-Term Investment (Cost $63,745,025)		63,745,025
Total Investments (Cost $2,059,786,990) (b)	100.1%	2,043,031,504
Other Assets, Less Liabilities	(0.1)	(1,268,361)
Net Assets	100.0%	$2,041,763,143

†	Percentages indicated are based on Portfolio net assets.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	As of September 30, 2016, cost was $2,067,786,337 for federal income tax purposes and net unrealized depreciation was as follows:
Gross unrealized appreciation	$35,943,623
Gross unrealized depreciation	(60,698,456)
Net unrealized depreciation	$(24,754,833)

The following abbreviation is used in the preceding pages:

ETF	—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	1,638,328,133	—	—	1,638,328,133
Fixed Income Funds	340,958,346	—	—	340,958,346
Short-Term Investment
Repurchase Agreement	—	63,745,025	—	63,745,025
Total Investments in Securities	$1,979,286,479	$63,745,025	$—	$2,043,031,504

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2016, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP PIMCO Real Return Portfolio

Portfolio of Investments September 30, 2016 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 154.2%†
	Asset-Backed Securities 5.3%
	Other ABS 5.3%
	Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE3, Class A1 0.69%, due 3/25/36 (a)		$183,720	$177,779
	Babson CLO, Ltd. Series 2012-2A, Class A1R 2.057%, due 5/15/23 (a)(b)		1,604,150	1,600,027
	Carlyle Global Market Strategies CLO, Ltd. Series 2012-4A, Class A 2.086%, due 1/20/25 (a)(b)		250,000	249,720
	Cavalry CLO II Series 2A, Class A 2.029%, due 1/17/24 (a)(b)		100,000	99,783
	CIFC Funding Ltd. Series 2012-2A, Class A1R 2.185%, due 12/5/24 (a)(b)		3,500,000	3,489,675
	First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF11, Class A2D 1.205%, due 11/25/35 (a)		360,426	360,021
	Fortress Credit Investments IV, Ltd. Series 2015-4A, Class A 1.929%, due 7/17/23 (a)(b)		658,395	658,384
	GCAT LLC Series 2015-3, Class A1 4.25%, due 10/25/19 (b)(c)		734,637	738,367
	Highlander Euro CDO III B.V. Series 2007-3A, Class A 0.069%, due 5/1/23 (a)(b)	EUR	1,173,407	1,299,085
	KVK CLO, Ltd. Series 2012-1A, Class A 2.05%, due 7/15/23 (a)(b)		$694,167	692,786
	Malin CLO B.V. Series 2007-1A, Class A1 (zero coupon), due 5/7/23 (a)(b)	EUR	209,376	234,575
	Muir Grove CLO, Ltd. Series 2007-1A, Class A 1.335%, due 3/25/20 (a)(b)		$279,533	278,849
	OHA Credit Partners VI, Ltd. Series 2012-6A, Class AR 2.038%, due 5/15/23 (a)(b)		1,738,954	1,734,293
	OneMain Financial Issuance Trust Series 2014-2A, Class A 2.47%, due 9/18/24 (b)		1,323,567	1,326,509
	Palmer Square CLO, Ltd. Series 2013-2A, Class A1A 2.079%, due 10/17/25 (a)(b)		600,000	598,560
	Vericrest Opportunity Loan Trust
	Series 2014-NP10, Class A1 3.375%, due 10/25/54 (b)(c)		248,457	248,308
	Series 2014-NPL9, Class A1 3.375%, due 11/25/54 (b)(c)		999,729	999,072
	Series 2015-NPL8, Class A1 3.50%, due 6/26/45 (b)(c)		1,372,738	1,373,069
	Series 2014-NP11, Class A1 3.875%, due 4/25/55 (b)(c)		181,353	181,841
	4.25%, due 3/26/46 (b)(c)		597,059	604,436
	Series 2016-NPL3, Class A1 4.25%, due 3/26/46 (b)(c)		263,838	267,002
				17,212,141
	Total Asset-Backed Securities (Cost $17,132,865)			17,212,141

	Corporate Bonds 13.0%
	Banks 8.7%
	Bank of America N.A. 1.208%, due 5/8/17 (a)		3,600,000	3,604,036
	Citigroup, Inc. 1.277%, due 5/1/17 (a)		3,600,000	3,602,156
	Cooperatieve Rabobank UA 1.073%, due 4/28/17 (a)		3,500,000	3,500,829
	Credit Suisse Group Funding Guernsey, Ltd. 3.80%, due 9/15/22		300,000	306,475
	Depfa ACS Bank 3.875%, due 11/14/16	EUR	100,000	112,835
	Goldman Sachs Group, Inc. (The) 2.05%, due 9/15/20 (a)		$1,300,000	1,307,355
	ING Bank N.V. 2.625%, due 12/5/22 (b)		400,000	413,958
	Intesa Sanpaolo S.p.A. 6.50%, due 2/24/21 (b)		400,000	448,751
	JP Morgan Chase & Co. 2.322%, due 3/1/21 (a)		1,500,000	1,537,187
	Lloyds Bank PLC 1.75%, due 5/14/18		750,000	752,216
	Nykredit Realkredit A/S
	1.00%, due 1/1/17	DKK	7,350,000	1,112,367
	1.00%, due 4/1/17		3,000,000	455,235
	1.00%, due 7/1/17		9,600,000	1,461,893
	2.00%, due 4/1/17		1,700,000	259,416
	2.00%, due 7/1/17		6,900,000	1,058,790
	2.00%, due 10/1/17		3,600,000	555,438
¤	Realkredit Danmark A/S
	1.00%, due 4/1/17		17,100,000	2,596,388
	2.00%, due 1/1/17		3,050,000	462,626
	2.00%, due 4/1/17		21,600,000	3,295,692
	Royal Bank of Scotland PLC (The) 6.934%, due 4/9/18	EUR	400,000	487,611
	Santander Holdings Usa, Inc. 2.275%, due 11/24/17 (a)		$100,000	100,885
	Toronto-dominion Bank (The) 2.25%, due 3/15/21 (b)		600,000	612,378
				28,044,517
	Diversified Financial Services 0.3%
	BRFkredit A/S 2.00%, due 10/1/17	DKK	1,000,000	154,317
	Navient Corp. 5.50%, due 1/15/19		$300,000	304,500
	Nordea Kredit Realkreditaktieselskab
	1.00%, due 10/1/17	DKK	1,200,000	182,562
	2.00%, due 10/1/17		1,000,000	154,112
	Synchrony Financial 2.192%, due 11/9/17 (a)		$100,000	100,717
				896,208
	Finance - Auto Loans 1.6%
¤	Ally Financial, Inc.
	3.60%, due 5/21/18		3,900,000	3,958,500
	5.50%, due 2/15/17		1,300,000	1,316,250
				5,274,750
	Finance - Investment Banker/Broker 0.2%
	Bear Stearns Cos. LLC (The) 7.25%, due 2/1/18		700,000	751,730

	Health Care - Services 0.1%
	Aetna, Inc.
	1.491%, due 12/8/17 (a)		200,000	200,474
	2.40%, due 6/15/21		200,000	202,316
				402,790
	Insurance 0.1%
	American International Group, Inc. 5.85%, due 1/16/18		200,000	210,999

	Oil & Gas 0.4%
	BG Energy Capital PLC Series Reg S 6.50%, due 11/30/72 (a)	GBP	200,000	273,045
	Petrobras Global Finance B.V.
	4.875%, due 3/17/20		$900,000	902,250
	6.625%, due 1/16/34	GBP	100,000	113,492
	8.375%, due 5/23/21		$100,000	109,250
				1,398,037
	Real Estate Investment Trusts 0.2%
	Unibail-Rodamco SE Series Reg S 1.449%, due 4/16/19 (a)		700,000	696,016

	Telecommunications 1.3%
	AT&T, Inc. 1.258%, due 3/30/17 (a)		3,600,000	3,603,985
	Telefonica Emisiones SAU 6.221%, due 7/3/17		400,000	414,027
				4,018,012
	Transportation 0.1%
	Hellenic Railways Organization S.A. 4.028%, due 3/17/17	EUR	400,000	439,230

	Total Corporate Bonds (Cost $42,055,564)			42,132,289

	Foreign Government Bond 16.1%
	Brazil 4.5%
¤	Brazil Letras do Tesouro Nacional
	(zero coupon), due 1/1/17	BRL	17,500,000	5,210,708
	(zero coupon), due 4/1/17		32,900,000	9,503,665
				14,714,373
	France 1.6%
¤	France Government Bond OAT
	Series Reg S 1.85%, due 7/25/27	EUR	1,067,780	1,578,140
	Series Reg S 2.25%, due 7/25/20		2,803,378	3,606,597
				5,184,737
	Germany 0.3%
	Deutsche Bundesrepublik Inflation Linked Bond Series Reg S 1.75%, due 4/15/20		656,568	819,169

	Italy 1.3%
	Italy Buoni Poliennali Del Tesoro
	1.70%, due 9/15/18		1,918,639	2,259,187
	Series Reg S 2.35%, due 9/15/24 (b)		1,204,572	1,586,033
	Series Reg S 2.55%, due 9/15/41		97,673	147,903
	Series Reg S 3.10%, due 9/15/26		105,929	150,703
				4,143,826
	Japan 5.6%
	Japan Treasury Discount Bill
¤	(zero coupon), due 10/31/16	JPY	860,000,000	8,482,311
	(zero coupon), due 12/19/16		260,000,000	2,565,317
	(zero coupon), due 1/10/17		350,000,000	3,455,131
	Japanese Government CPI Linked Bond
	0.10%, due 3/10/24		40,920,000	420,882
	0.10%, due 9/10/24		119,400,000	1,236,918
	0.10%, due 3/10/25		49,850,000	517,156
	0.10%, due 3/10/26		149,365,500	1,553,973
				18,231,688
	Mexico 0.5%
	Mexican Bonos de Proteccion al Ahorro 4.58%, due 1/4/18 (a)	MXN	32,600,000	1,699,811

	New Zealand 0.8%
	New Zealand Government Bond
	Series Reg S 2.00%, due 9/20/25	NZD	1,900,000	1,501,910
	Series Reg S 2.50%, due 9/20/35		800,000	658,539
	Series Reg S 3.00%, due 9/20/30		500,000	436,916
				2,597,365
	Spain 0.2%
	Autonomous Community of Catalonia 4.95%, due 2/11/20	EUR	500,000	597,728

	United Kingdom 1.3%
	United Kingdom Gilt Inflation Linked
	Series Reg S 0.125%, due 3/22/24	GBP	10,865	16,707
	Series Reg S 0.125%, due 3/22/26		2,682,442	4,259,380
				4,276,087
	Total Foreign Government Bonds (Cost $51,974,314)			52,264,784

	Mortgage-Backed Securities 4.0%
	Agency Collateral (Collateralized Mortgage Obligation) 0.3%
	Federal Home Loan Mortgage Corporation Strips Series 278, Class F1 0.974%, due 9/15/42 (a)		$975,619	981,736

	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.4%
	Banc of America Commercial Mortgage Trust Series 2007-1, Class A1A 5.428%, due 1/15/49		198,668	199,761
	Hercules Eclipse PLC Series 2006-4, Class A 0.764%, due 10/25/18 (a)	GBP	137,606	177,158
	JP Morgan Commercial Mortgage Securities Trust Series 2010-RR1, Class JPA 5.94%, due 6/18/49 (b)(d)		$183,311	183,836
	Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.809%, due 12/12/49		662,478	681,198
				1,241,953
	Whole Loan (Collateralized Mortgage Obligations) 3.3%
	BCAP LLC Trust Series 2011-RR5, Class 5A1 5.25%, due 8/26/37 (b)		3,008,242	3,096,913
	Bear Stearns Adjustable Rate Mortgage Trust Series 2004-10, Class 21A1 3.174%, due 1/25/35 (d)		1,561,649	1,574,233
	Eurosail PLC
	Series 2007-3A, Class A2B 0.679%, due 6/13/45 (a)(b)	GBP	6,568	8,485
	Series 2007-3X, Class A3A 1.329%, due 6/13/45 (a)		286,330	345,713
	Series Reg S 1.329%, due 6/13/45 (a)		76,345	92,178
	Series 2007-3A, Class A3C 1.329%, due 6/13/45 (a)(b)		76,345	92,178
	Marche Mutui Srl
	Series 4, Class A 0.108%, due 2/25/55 (a)	EUR	42,591	47,757
	Series 6, Class A1 1.953%, due 1/27/64 (a)		146,205	165,754
	Paragon Mortgages No. 13 PLC Series 13X, Class A1 0.768%, due 1/15/39 (a)	GBP	2,558,649	3,067,709
	Rbssp Resecuritization Trust 2.619%, due 10/25/35 (b)(d)		$1,034,690	1,043,056
	Trinity Square PLC Series 2015-1, Class A 1.678%, due 7/15/51 (a)(b)	GBP	1,084,917	1,405,922
				10,939,898
	Total Mortgage-Backed Securities (Cost $13,572,609)			13,163,587

	U.S. Government & Federal Agency 115.8%
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 1.7%
	1.689%, due 6/1/43 (a)		$537,985	548,186
	2.808%, due 11/1/34 (a)		775,172	818,813
	3.50%, due 11/1/46 TBA (e)		3,000,000	3,161,777
	4.316%, due 12/1/36 (a)		780,645	817,920
				5,346,696
¤	United States Treasury Bonds 2.7%
	2.25%, due 8/15/46		230,000	225,831
	2.50%, due 2/15/46		2,940,000	3,038,766
	3.00%, due 11/15/44		300,000	342,059
	3.00%, due 5/15/45		4,610,000	5,256,119
				8,862,775
¤	United States Treasury Notes 7.1%
	1.125%, due 8/31/21		16,000,000	15,983,744
	1.625%, due 5/15/26		2,100,000	2,102,789
	2.00%, due 2/15/25		3,880,000	4,017,922
	2.125%, due 9/30/21		300,000	313,453
	2.125%, due 12/31/21		500,000	522,676
				22,940,584
¤	United States Treasury Inflation - Indexed Bonds 39.9%
	0.125%, due 4/15/21 (f)		6,904,788	7,048,953
	0.625%, due 2/15/43 (f)		774,595	776,656
	0.75%, due 2/15/42 (f)		3,440,112	3,544,447
	1.00%, due 2/15/46 (f)		3,361,901	3,716,349
	1.375%, due 7/15/18 (f)		334,809	348,979
	1.375%, due 2/15/44 (f)		26,106,437	30,967,534
	1.75%, due 1/15/28 (f)(g)		15,933,163	18,649,496
	2.00%, due 1/15/26 (f)(g)		4,001,349	4,699,740
	2.125%, due 2/15/40 (f)		2,861,567	3,807,002
	2.125%, due 2/15/41 (f)		1,285,772	1,726,522
	2.375%, due 1/15/25 (f)		21,387,622	25,486,452
	2.375%, due 1/15/27 (f)(g)		8,055,248	9,878,762
	2.50%, due 1/15/29 (f)		10,917,663	13,859,548
	3.625%, due 4/15/28 (f)		3,199,071	4,417,153
	3.875%, due 4/15/29 (f)		351,343	506,256
				129,433,849
¤	United States Treasury Inflation - Indexed Notes 64.4%
	0.125%, due 4/15/18 (f)		26,425,419	26,713,244
	0.125%, due 4/15/19 (f)		24,361,794	24,776,529
	0.125%, due 4/15/20 (f)		11,920,972	12,153,526
	0.125%, due 1/15/22 (f)		21,234,351	21,672,501
	0.125%, due 7/15/22 (f)		29,859,870	30,572,028
	0.125%, due 1/15/23 (f)		27,851,037	28,290,304
	0.125%, due 7/15/24 (f)		13,328,051	13,522,627
	0.125%, due 7/15/26 (f)		893,560	903,328
	0.25%, due 1/15/25 (f)		2,824,675	2,877,022
	0.375%, due 7/15/23 (f)		10,723,928	11,113,228
	0.625%, due 7/15/21 (f)		3,064,529	3,217,924
	0.625%, due 1/15/24 (f)		14,646,022	15,365,405
	0.625%, due 1/15/26 (f)		496,287	521,950
	1.25%, due 7/15/20 (f)		1,235,931	1,320,578
	1.375%, due 1/15/20 (f)		4,451,600	4,726,856
	1.625%, due 1/15/18 (f)		344,625	355,226
	1.875%, due 7/15/19 (f)		10,144,080	10,893,870
				208,996,146
	Total U.S. Government & Federal Agency (Cost $371,295,417)			375,580,050

	Total Long-Term Bonds (Cost $496,030,769)			500,352,851

	Purchased Options 0.0%‡
	Purchased Put Options 0.0%‡
	3-Month USD-LIBOR Exercise Rate 3.40% Expires 12/5/16, American Style (h)		7,100,000	11
	90-Day Pound Sterling Future Strike Price $98.50 Expires 12/21/16, European Style	GBP	45,875,000	0
	90-Day Pound Sterling Future Strike Price $98.50 Expires 6/21/17, European Style		11,625,000	0
	Euro vs U.S. Dollar Strike Price $99.00 Expires 12/19/16, European Style		$750,000	22,500
	Total Purchased Options (Cost $133,055)			22,511

	Short-Term Investments 30.8%
	Repurchase Agreements 28.1%
	BNP Paribas S.A. 0.50%, dated 9/30/16 due 10/4/16 Proceeds at Maturity $90,001,250 (Collateralized by United States Treasure Notes with a rate of 2.75% and a maturity date of 2/15/24, with a Principal Amount of $83,612,400 and a Market Value of $91,251,814)		90,000,000	90,000,000
	Fixed Income Clearing Corp. 0.03%, dated 9/30/16 due 10/3/16 Proceeds at Maturity $1,013,220 (Collateralized by a United States Treasury Note with a rate of 1.375% and a maturity date of 9/30/20, with a Principal Amount of $1,020,000 and a Market Value of $1,034,025)		1,013,217	1,013,217
	Standard Chartered Bank 1.25%, dated 9/30/16 due 10/4/16 Proceeds at Maturity $100,003 (Collateralized by a United States Treasury Note with a rate of 1.75% and maturity date of 2/28/22, with a Principal Amount of $99,000 and a Market Value of $101,606)		100,000	100,000
	Total Repurchase Agreements (Cost $91,113,217)			91,113,217

	Short Term Instruments 2.6%
	Barclays Bank PLC 1.67%, due 9/8/17		900,000	902,943
	Credit Suisse 1.645%, due 9/12/17		2,300,000	2,302,737
	Mitsubishi UFJ Trust & Banking Corp. 1.576%, due 9/19/17		700,000	700,364
	Natixis 1.553%, due 9/25/17		2,300,000	2,305,267
	Sumitomo Mitsui Banking Corp. 1.55%, due 9/15/17		900,000	900,369
	Sumitomo Mitsui Trust Bank Ltd. 1.583%, due 9/18/17		1,500,000	1,500,960
	Total Short Term Instruments (Cost $8,600,000)			8,612,640

	U.S. Government 0.1%
	United States Treasury Bills 0.1%
	0.205%, due 10/6/16 (i)		72,000	71,998
	0.31%, due 11/3/16 (i)		155,000	154,957
	0.514%, due 3/9/17 (i)		64,000	63,890
	Total U.S. Government (Cost $290,812)			290,845
	Total Short-Term Investments (Cost $100,004,029)			100,016,702
	Total Investments (Cost $596,167,853) (j)		185.0%	600,392,064
	Other Assets, Less Liabilities		(85.0)	(275,940,567)
	Net Assets		100.0%	$324,451,497

¤	Among the Portfolio's 10 largest issuers held, as of September 30, 2016, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of September 30, 2016.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Step coupon - Rate shown was the rate in effect as of September 30, 2016.
(d)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2016.
(e)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of September 30, 2016, the total net market value of these securities was $3,161,777, which represented 1.0% of the Portfolio's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(f)	Delayed delivery security.
(g)	Security, or a portion thereof, was maintained in a segregated account at the Portfolio's custodian as collateral for open reverse repurchase agreements.
(h)	Illiquid security - As of September 30, 2016, the total market value of this security deemed illiquid under procedures approved by the Board of Trustees was $11, which represented less than one-tenth of a percent of the Portfolio's net assets.
(i)	Interest rate shown represents yield to maturity.
(j)	As of September 30, 2016, cost was $ 596,463,200 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$6,835,579
Gross unrealized depreciation	(2,906,715)
Net unrealized appreciation	$3,928,864

As of September 30, 2016, the Portfolio held the following foreign currency forward contracts1:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold	Unrealized Appreciation (Depreciation)

Brazilian Real vs. U.S. Dollar	10/4/16	JPMorgan Chase Bank N.A.	BRL	40,800,000	$12,449,884	$95,663
Danish Krone vs. U.S. Dollar	10/3/16	JPMorgan Chase Bank N.A.	DKK	52,635,000	7,922,322	19,107
Euro vs. U.S. Dollar	10/4/16	Credit Suisse International	EUR	1,141,000	1,275,319	6,423
Euro vs. U.S. Dollar	10/4/16	JPMorgan Chase Bank N.A.		872,000	982,046	(2,485)
Indian Rupee vs. U.S. Dollar	11/10/16	JPMorgan Chase Bank N.A.	INR	107,726,650	1,592,176	15,438
Japanese Yen vs. U.S. Dollar	10/4/16	JPMorgan Chase Bank N.A.	JPY	285,000,000	2,821,544	(11,032)
Japanese Yen vs. U.S. Dollar	10/4/16	Credit Suisse International		75,300,000	742,741	(174)
Mexican Peso vs. U.S. Dollar	10/20/16	JPMorgan Chase Bank N.A.	MXN	15,893,000	807,468	10,667
Pound Sterling vs. U.S. Dollar	11/14/16	JPMorgan Chase Bank N.A.	GBP	4,644,000	6,175,622	(151,538)
Yuan Renminbi vs. U.S. Dollar	1/6/17	JPMorgan Chase Bank N.A.	CNY	11,905,646	1,766,416	12,624
Yuan Renminbi vs. U.S. Dollar	10/24/16	JPMorgan Chase Bank N.A.		9,255,535	1,382,145	4,548

Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased	Unrealized Appreciation (Depreciation)

Australian Dollar vs. U.S. Dollar	10/4/16	JPMorgan Chase Bank N.A.	AUD	2,145,000	$1,617,530	$(24,145)
Brazilian Real vs. U.S. Dollar	4/4/17	JPMorgan Chase Bank N.A.	BRL	32,900,000	9,486,809	(114,124)
Brazilian Real vs. U.S. Dollar	10/4/16	JPMorgan Chase Bank N.A.		40,800,000	10,163,379	(2,382,167)
Brazilian Real vs. U.S. Dollar	1/4/17	JPMorgan Chase Bank N.A.		17,500,000	4,116,678	(1,120,491)
Canadian Dollar vs. U.S. Dollar	10/4/16	JPMorgan Chase Bank N.A.	CAD	162,000	123,532	50
Danish Krone vs. U.S. Dollar	10/2/17	JPMorgan Chase Bank N.A.	DKK	7,969,000	1,221,493	(2,751)
Danish Krone vs. U.S. Dollar	7/3/17	JPMorgan Chase Bank N.A.		16,734,000	2,550,741	(8,052)
Danish Krone vs. U.S. Dollar	4/3/17	JPMorgan Chase Bank N.A.		44,067,000	6,696,388	(11,458)
Danish Krone vs. U.S. Dollar	10/3/16	JPMorgan Chase Bank N.A.		50,670,000	7,578,610	(66,344)
Danish Krone vs. U.S. Dollar	1/3/17	JPMorgan Chase Bank N.A.		10,550,000	1,612,256	13,385
Euro vs. U.S. Dollar	10/4/16	Credit Suisse International	EUR	16,874,000	18,837,864	(117,534)
Euro vs. U.S. Dollar	10/4/16	JPMorgan Chase Bank N.A.		84,000	94,512	151
Japanese Yen vs. U.S. Dollar	1/10/17	JPMorgan Chase Bank N.A.	JPY	350,000,000	3,459,293	(8,088)
Japanese Yen vs. U.S. Dollar	10/4/16	JPMorgan Chase Bank N.A.		738,300,000	7,154,347	(126,359)
Japanese Yen vs. U.S. Dollar	12/19/16	JPMorgan Chase Bank N.A.		260,000,000	2,552,774	(19,770)
Japanese Yen vs. U.S. Dollar	10/31/16	Credit Suisse International		860,000,000	8,229,193	(261,082)
Mexican Peso vs. U.S. Dollar	10/20/16	JPMorgan Chase Bank N.A.	MXN	2,630,000	143,390	8,004
New Taiwan Dollar vs. U.S. Dollar	11/10/16	JPMorgan Chase Bank N.A.	TWD	42,892,050	1,342,474	(27,250)
New Zealand Dollar vs. U.S. Dollar	10/4/16	JPMorgan Chase Bank N.A.	NZD	2,953,000	2,143,168	(7,060)
Pound Sterling vs. U.S. Dollar	11/14/16	JPMorgan Chase Bank N.A.	GBP	12,694,000	16,513,919	47,570
Yuan Renminbi vs. U.S. Dollar	10/24/16	JPMorgan Chase Bank N.A.	CNY	41,946,334	6,277,029	(7,501)
Yuan Renminbi vs. U.S. Dollar	1/6/17	JPMorgan Chase Bank N.A.		11,905,646	1,731,849	(47,191)
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$(4,282,966)

As of September 30, 2016, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
10 Year Japan Government Bond	(2)	December 2016	$(3,004,586)	$(11,742)
Euro BOBL	(27)	December 2016	(4,006,347)	(11,397)
Euro Bund	17	December 2016	3,164,363	33,190
Euro-BTP	(20)	December 2016	(3,214,801)	1,663
Euro-OAT	(42)	December 2016	(7,554,570)	(54,411)
United States Treasury Long Bond	(78)	December 2016	(13,116,188)	205,876
United States Ultra Long Treasury Bond	28	December 2016	5,148,500	(105,258)
90-Day Euro Dollar	(54)	December 2016	(13,375,800)	(4,354)
			$(35,959,429)	$53,567

1.	As of September 30, 2016, cash in the amount of $475,000 was on deposit with a broker for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2016.

Written Options

Description	Counterparty	Strike Price	Expiration Date	Notional Amount		Premium (Received)	Market Value
Call- Euro vs U.S. Dollar	JP Morgan Chase Bank	$1.15	9/15/16	EUR	(615,000)	$(6,382)	$(2,090)
					(615,000)	$(6,382)	$(2,090)

Written Options on Futures Contracts

Description	Counterparty	Strike Price	Expiration Date	Notional Amount		Premium (Received)	Market Value
Call-10 Year United States Treasury Note	Morgan Stanley & Co., LLC	$131.5	10/21/16		$(17,000)	$(5,558)	$(6,109)
Put-10-Year United States Treasury Note	Morgan Stanley & Co., LLC	129.00	10/21/16		(22,000)	(7,771)	(1,031)
Put-90-Day Pound Sterling Future, European Style	Morgan Stanley & Co., LLC	98.00	12/21/2016	GBP	(45,875,000)	(7,096)	0
Put-90-Day Pound Sterling Future, European Style	Morgan Stanley & Co., LLC	98.00	6/21/2017	GBP	(11,625,000)	(1,416)	0
						(21,841)	(7,140)

Written Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premium (Received)	Market Value
Floor-OTC USA Non-Revised Consumer Price Index-Urban (CPI-U), American Style	JPMorgan Chase Bank	238.643	Maximum of [0, Final Index/Initial Index]	10/2/2020	$(1,900,000)	$(35,068)	$(18,683)
Floor-OTC USA Non-Revised Consumer Price Index-Urban (CPI-U) , American Style	JPMorgan Chase Bank	234.781	Maximum of [0, Final Index/Initial Index – (1 + 4.000%)10]	5/16/2024	(300,000)	(2,085)	(154)
						$(37,153)	$(18,837)

Written Interest Rate Swaptions

Description	Counterparty	Underlying Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium Received	Market Value
Call-3 Month Interest Rate Swap, American Style	Credit Suisse International	3-Month USD-LIBOR	Receive	2.40%	12/5/2016	$(7,100,000)	$(56,445)	$(202,446)

Swap Contracts

As of September 30, 2016, the Portfolio held the following open OTC inflation swap agreements:

Notional Amount	Currency	Expiration Date	Counterparty	Payments made by Portfolio	Payments Received by Portfolio	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation / (Depreciation)
$200,000	USD	10/31/2016	Credit Suisse International	Fixed 1.94%	12-Month USD-CPI	$-	$(5,871)	$(5,871)
$8,000,000	USD	11/16/2017	Credit Suisse International	Fixed 2.32%	12-Month USD-CPI	-	(452,286)	(452,286)
€200,000	EUR	9/15/2018	Credit Suisse International	Fixed 0.62%	12-Month EUR-CPI	-	(670)	(670)
£2,000,000	GBP	6/15/2030	Credit Suisse International	UK RPI	Fixed 3.40%	(1,567)	118,184	119,751
£2,300,000	GBP	6/15/2030	Credit Suisse International	UK RPI	Fixed 3.43%	(1,449)	155,301	156,750
£2,100,000	GBP	4/15/2031	Credit Suisse International	UK RPI	Fixed 3.14%	2,886	(92,078)	(94,963)
						$(130)	$(277,420)	$(277,289)

As of September 30, 2016, the Fund held the following centrally cleared interest rate swap agreements1:

Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation/ (Depreciation)
$200,000	USD	6/15/2046	Fixed 2.500%	3-Month USD-LIBOR	$(17,591)	$(34,580)	$(16,989)
$16,400,000	USD	12/21/2021	Fixed 1.500%	3-Month USD-LIBOR	(257,086)	(234,819)	22,267
$13,300,000	USD	12/21/2026	Fixed 1.750%	3-Month USD-LIBOR	(173,775)	(326,924)	(153,149)
$690,000	GBP	3/18/2045	Fixed 2.000%	6-Month USD-LIBOR	101,928	(220,694)	(322,622)
$26,100,000	JPY	12/21/2045	Fixed 1.500%	6-Month USD-LIBOR	(82,760)	(76,614)	6,146
$510,000	GBP	3/15/2047	Fixed 1.750%	6-Month USD-LIBOR	(109,864)	(125,291)	(15,427)
$4,700,000	USD	12/16/2020	Fixed 2.000%	3-Month USD-LIBOR	(93,646)	(167,469)	(73,823)
$7,700,000	USD	12/16/2022	3-Month USD-LIBOR	Fixed 2.250%	45,024	461,515	416,491
$1,500,000	USD	6/15/2026	Fixed 2.250%	3-Month USD-LIBOR	(74,902)	(110,830)	(35,928)
$5,800,000	USD	12/21/2046	Fixed 2.250%	3-Month USD-LIBOR	(469,181)	(634,058)	(164,877)
$3,100,000	USD	6/15/2046	Fixed 2.500%	3-Month USD-LIBOR	(202,523)	(506,283)	(303,760)
$8,400,000	USD	10/28/2025	Fixed 2.800%	3-Month USD-LIBOR	(37,849)	(445,287)	(407,438)
$2,500,000	USD	6/15/2018	3-Month USD-LIBOR	Fixed 1.250%	(999)	10,875	11,874
					$(1,373,224)	$(2,410,459)	$(1,037,235)

As of September 30, 2016, the Fund held the following OTC credit default swap contracts:

Reference Entity	Counterparty	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]	(Pay)/Receive Fixed Rate[4]	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation/ (Depreciation)[5]
3-Month USD-LIBOR	Morgan Stanley	6/20/2021	Sell	$2,700	1.00%	$(67,409)	$(63,187)	$4,222
3-Month USD-LIBOR	Morgan Stanley	6/20/2021	Sell	1,700	1.00%	(115,638)	(108,878)	6,760
						$(183,047)	$(172,065)	$10,982

1. As of September 30, 2016, cash in the amount of $2,482,000 was on deposit with a broker for centrally cleared swap agreements.

2 . Buy—Portfolio pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell—Portfolio receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3 . The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

4 . The annual fixed rate represents the interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

5 . Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at June 30, 2016.

The following abbreviations are used in the preceding pages:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
TWD	Taiwan Dollar

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$17,212,141	$—	$17,212,141
Corporate Bonds	—	42,132,289	—	42,132,289
Foreign Government Bond	—	52,264,784	—	52,264,784
Mortgage-Backed Securities	—	13,163,587	—	13,163,587
U.S. Government & Federal Agency	—	375,580,050	—	375,580,050
Total Long-Term Bonds	—	500,352,851	—	500,352,851
Purchased Options	22,511	—	—	22,511
Short-Term Investments
Short Term Instruments	—	8,612,640	—	8,612,640
Repurchase Agreement	—	91,113,217	—	91,113,217
U.S. Government	—	290,845	—	290,845
Total Short-Term Investments	—	100,016,702	—	100,016,702
Total Investments in Securities	22,511	600,369,553	—	600,392,064
Other Financial Instruments
Credit Default Swap Contracts (b)	—	10,982	—	10,982
Foreign Currency Forward Contracts (b)	—	233,630	—	233,630
Futures Contracts Long (b)	33,190	—	—	33,190
Futures Contracts Short (b)	207,539	—	—	207,539
Inflation Swap Contracts (b)	—	276,501	—	276,501
Interest Rate Swap Contracts (b)	—	456,779	—	456,779
Total Other Financial Instruments	240,729	977,892	—	1,218,621
Total Investments in Securities and Other Financial Instruments	$263,240	$601,347,445	$—	$601,610,685

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$—	$(4,516,596)	$—	$(4,516,596)
Futures Contracts Long (b)	(105,258)	—	—	(105,258)
Futures Contracts Short (b)	(81,904)	—	—	(81,904)
Inflation Swap Contracts (b)	—	(553,790)	—	(553,790)
Interest Rate Swap Contracts (b)	—	(1,494,013)	—	(1,494,013)
Written Options	(230,513)	—	—	(230,513)
Total Other Financial Instruments	$(417,675)	$(6,564,399)	$—	$(6,982,074)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2016, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2016
Long-Term Bonds
Loan Assignments
Greece	$1,043,280	$35,741	$65,713	$(9,234)	$-	$(1,135,500)	$-	$-	$-	$-

MainStay VP Small Cap Core Portfolio

Portfolio of Investments September 30, 2016 (Unaudited)

		Shares	Value
	Common Stocks 98.1% †
	Aerospace & Defense 1.2%
	DigitalGlobe, Inc. (a)	2,900	$79,750
	Ducommun, Inc. (a)	206	4,705
	Engility Holdings, Inc. (a)	53,100	1,672,650
	Kratos Defense & Security Solutions, Inc. (a)	182,700	1,258,803
	Vectrus, Inc. (a)	42,500	647,275
			3,663,183
	Airlines 0.7%
¤	Hawaiian Holdings, Inc. (a)	45,987	2,234,968

	Auto Components 2.6%
	Cooper-Standard Holding, Inc. (a)	14,600	1,442,480
	Dana, Inc.	4,905	76,469
	Horizon Global Corp. (a)	5,600	111,608
	Modine Manufacturing Co. (a)	32,600	386,636
	Spartan Motors, Inc.	97,400	933,092
	Stoneridge, Inc. (a)	37,800	695,520
	Superior Industries International, Inc.	5,700	166,212
¤	Tenneco, Inc. (a)	41,000	2,389,070
	Tower International, Inc.	67,400	1,624,340
			7,825,427
	Banks 7.8%
	1st Source Corp.	800	28,556
	American National Bankshares, Inc.	300	8,385
	Banc of California, Inc.	100,700	1,758,222
	Banco Latinoamericano de Comercio Exterior S.A. Class E	6,700	188,806
	Bancorp, Inc. (The) (a)	5,000	32,100
	Bank of Marin Bancorp	300	14,919
	Bankwell Financial Group, Inc.	3,000	71,070
	Banner Corp.	3,636	159,039
	Bar Harbor Bankshares	1,600	58,752
	Berkshire Hills Bancorp, Inc.	29,000	803,590
	Bridge Bancorp, Inc.	6,190	176,972
	Camden National Corp.	7,000	334,180
	Central Valley Community Bancorp	13,500	214,110
	Century Bancorp, Inc. Class A	2,000	90,640
	CNB Financial Corp.	10,100	213,716
	Codorus Valley Bancorp, Inc.	300	6,564
	ConnectOne Bancorp, Inc.	1,500	27,090
	County Bancorp, Inc.	1,000	20,010
	Customers Bancorp, Inc. (a)	52,200	1,313,352
	Enterprise Financial Services Corp.	2,600	81,250
	Farmers Capital Bank Corp.	100	2,964
	Farmers National Banc Corp.	16,500	177,870
	Financial Institutions, Inc.	3,600	97,596
	First BanCorp (a)	98,300	511,160
	First Bancorp	100	1,979
	First Business Financial Services, Inc.	9,500	223,250
	First Citizens BancShares, Inc. Class A	6,900	2,027,841
	First Community Financial Partners, Inc. (a)	300	2,856
	First Financial Northwest, Inc.	500	7,085
	First Internet Bancorp	7,800	180,102
	First Mid-Illinois Bancshares, Inc.	3,600	98,136
	First of Long Island Corp. (The)	9,300	308,295
	Flushing Financial Corp.	24,600	583,512
	Franklin Financial Network, Inc. (a)	33,100	1,237,940
	Green Bancorp, Inc. (a)	2,000	21,860
	Horizon Bancorp	7,400	217,412
	MainSource Financial Group, Inc.	16,000	399,200
	Mercantile Bank Corp.	23,600	633,660
	Merchants Bancshares, Inc.	5,500	178,145
	Nicolet Bankshares, Inc. (a)	513	19,674
	Northrim BanCorp, Inc.	11,800	303,850
	OFG Bancorp	140,600	1,421,466
	Pacific Continental Corp.	500	8,410
	Peapack Gladstone Financial Corp.	29,800	667,818
	Peoples Bancorp, Inc.	6,900	169,671
	Preferred Bank	22,400	800,800
	Prosperity Bancshares, Inc.	5,130	281,586
	QCR Holdings, Inc.	13,000	412,620
	Republic Bancorp, Inc. Class A	14,100	438,228
	Shore Bancshares, Inc.	600	7,068
	Sierra Bancorp	13,300	249,508
	Stonegate Bank	7,600	256,500
	TriState Capital Holdings, Inc. (a)	18,800	303,620
	Triumph Bancorp, Inc. (a)	16,500	327,360
	Umpqua Holdings Corp.	130,357	1,961,873
	United Community Banks, Inc.	88,524	1,860,774
	Valley National Bancorp	9,628	93,680
	WesBanco, Inc.	15,600	512,928
	West Bancorp., Inc.	1,600	31,360
	Wintrust Financial Corp.	12,661	703,572
			23,344,552
	Beverages 0.5%
	Boston Beer Co., Inc. (The) Class A (a)	5,600	869,456
	Craft Brew Alliance, Inc. (a)	8,500	160,055
	MGP Ingredients, Inc.	5,600	226,912
	Primo Water Corp. (a)	9,300	112,809
			1,369,232
	Biotechnology 4.4%
	Acceleron Pharma, Inc. (a)	300	10,857
	Achillion Pharmaceuticals, Inc. (a)	850	6,885
	Acorda Therapeutics, Inc. (a)	35,100	732,888
	Alder Biopharmaceuticals, Inc. (a)	2,762	90,511
	AMAG Pharmaceuticals, Inc. (a)	1,000	24,510
	Amicus Therapeutics, Inc. (a)	1,800	13,320
	Applied Genetic Technologies Corp. (a)	7,504	73,389
	ARIAD Pharmaceuticals, Inc. (a)	16,400	224,516
	BioSpecifics Technologies Corp. (a)	500	22,835
	Bluebird Bio, Inc. (a)	3,800	257,564
	Cepheid (a)	1,487	78,350
	Clovis Oncology, Inc. (a)	500	18,025
	Emergent BioSolutions, Inc. (a)	37,200	1,172,916
	Exact Sciences Corp. (a)	38,000	705,660
	Exelixis, Inc. (a)	102,900	1,316,091
	FibroGen, Inc. (a)	2,711	56,118
	Five Prime Therapeutics, Inc. (a)	14,200	745,358
	Genomic Health, Inc. (a)	34,500	997,740
	Halozyme Therapeutics, Inc. (a)	3,568	43,101
	Ironwood Pharmaceuticals, Inc. (a)	45,287	719,158
	Kite Pharma, Inc. (a)	3,800	212,268
	Ligand Pharmaceuticals, Inc. (a)	1,800	183,708
	MacroGenics, Inc. (a)	16,000	478,560
	Myriad Genetics, Inc. (a)	42,600	876,708
	Natera, Inc. (a)	34,700	385,517
	Novavax, Inc. (a)	12,382	25,755
	Ophthotech Corp. (a)	2,280	105,176
	PDL BioPharma, Inc.	66,700	223,445
	Portola Pharmaceuticals, Inc. (a)	1,400	31,794
	Prothena Corp. PLC (a)	3,185	191,004
	Puma Biotechnology, Inc. (a)	1,800	120,690
	Radius Health, Inc. (a)	2,300	124,407
	Repligen Corp. (a)	11,085	334,656
	Sage Therapeutics, Inc. (a)	900	41,445
	Sarepta Therapeutics, Inc. (a)	1,100	67,551
	Spark Therapeutics, Inc. (a)	600	36,036
	TESARO, Inc. (a)	2,900	290,696
	Ultragenyx Pharmaceutical, Inc. (a)	3,986	282,767
	Vanda Pharmaceuticals, Inc. (a)	60,100	1,000,064
	Xencor, Inc. (a)	35,800	876,742
			13,198,781
	Building Products 2.5%
	Gibraltar Industries, Inc. (a)	53,372	1,982,770
	Insteel Industries, Inc.	54,200	1,964,208
	NCI Building Systems, Inc. (a)	126,300	1,842,717
	Patrick Industries, Inc. (a)	8,176	506,258
	Universal Forest Products, Inc.	12,900	1,270,521
			7,566,474
	Capital Markets 0.7%
	Evercore Partners, Inc. Class A	20,400	1,050,804
	GAIN Capital Holdings, Inc.	69,000	426,420
	INTL FCStone, Inc. (a)	2,400	93,240
	Investment Technology Group, Inc.	33,100	567,334
			2,137,798
	Chemicals 3.8%
¤	Chemours Co. (The)	157,025	2,512,400
	GCP Applied Technologies, Inc. (a)	12,127	343,437
	Innophos Holdings, Inc.	2,800	109,284
	KMG Chemicals, Inc.	30,000	849,900
	Koppers Holdings, Inc. (a)	37,700	1,213,186
	OMNOVA Solutions, Inc. (a)	63,800	538,472
	Rayonier Advanced Materials, Inc.	120,400	1,609,748
	Stepan Co.	28,300	2,056,278
	Tredegar Corp.	2,100	39,039
	Trinseo S.A.	36,100	2,041,816
			11,313,560
	Commercial Services & Supplies 2.2%
	ABM Industries, Inc.	10,000	397,000
	ARC Document Solutions, Inc. (a)	12,900	48,246
	Brady Corp. Class A	16,293	563,901
	Brink's Co. (The)	33,236	1,232,391
	Casella Waste Systems, Inc. Class A (a)	2,200	22,660
	CECO Environmental Corp.	23,900	269,592
	Ennis, Inc.	90,300	1,521,555
	Heritage-Crystal Clean, Inc. (a)	10,400	138,112
	InnerWorkings, Inc. (a)	25,100	236,442
	Nl Industries, Inc. (a)	2,500	9,825
	Quad / Graphics, Inc.	72,500	1,937,200
	TRC Cos., Inc. (a)	25,700	222,819
	Viad Corp.	4,192	154,559
			6,754,302
	Communications Equipment 0.9%
	Bel Fuse, Inc. Class B	29,000	700,060
	Black Box Corp.	38,600	536,540
	Ciena Corp. (a)	5,022	109,480
	Extreme Networks, Inc. (a)	85,100	382,099
	Finisar Corp. (a)	2,000	59,600
	Lumentum Holdings, Inc. (a)	8,700	363,399
	NETGEAR, Inc. (a)	3,252	196,713
	Sonus Networks, Inc. (a)	40,200	312,756
	Viavi Solutions, Inc. (a)	19,200	141,888
			2,802,535
	Construction & Engineering 0.2%
	Dycom Industries, Inc. (a)	5,300	433,434
	IES Holdings, Inc. (a)	1,600	28,464
	Orion Marine Group, Inc. (a)	9,500	65,075
			526,973
	Consumer Finance 1.8%
	Enova International, Inc. (a)	84,700	819,896
	EZCORP, Inc. Class A (a)	31,300	346,178
	FirstCash, Inc.	11,443	538,736
	Green Dot Corp. Class A (a)	84,100	1,939,346
	World Acceptance Corp. (a)	37,800	1,853,712
			5,497,868
	Containers & Packaging 0.5%
	AEP Industries, Inc.	12,400	1,356,188

	Distributors 0.0%‡
	Core-Mark Holding Co., Inc.	3,783	135,431

	Diversified Consumer Services 1.7%
	American Public Education, Inc. (a)	44,300	877,583
	Apollo Education Group, Inc. (a)	21,200	168,540
	DeVry Education Group, Inc.	51,100	1,178,366
	K12, Inc. (a)	72,700	1,043,245
	Regis Corp. (a)	137,000	1,719,350
			4,987,084
	Diversified Financial Services 0.1%
	Marlin Business Services Corp.	11,000	213,180

	Diversified Telecommunication Services 0.8%
	General Communication, Inc. Class A (a)	91,800	1,262,250
	Hawaiian Telcom Holdco, Inc. (a)	10,500	235,095
	IDT Corp. Class B	21,400	368,936
	Windstream Holdings, Inc.	39,078	392,734
			2,259,015
	Electric Utilities 1.1%
	Genie Energy, Ltd. Class B (a)	13,400	79,060
	Portland General Electric Co.	36,645	1,560,711
	Spark Energy, Inc. Class A	60,300	1,756,539
			3,396,310
	Electrical Equipment 2.4%
	Allied Motion Technologies, Inc.	50,700	958,737
	Babcock & Wilcox Enterprises, Inc. (a)	29,100	480,150
	Encore Wire Corp.	2,300	84,571
	EnerSys	23,136	1,600,780
	General Cable Corp.	131,100	1,963,878
	LSI Industries, Inc.	64,300	722,089
	Powell Industries, Inc.	36,600	1,465,830
	Preformed Line Products Co.	800	33,736
			7,309,771
	Electronic Equipment, Instruments & Components 3.4%
	Benchmark Electronics, Inc. (a)	73,300	1,828,835
	Insight Enterprises, Inc. (a)	41,700	1,357,335
	Kimball Electronics, Inc. (a)	24,800	343,728
	Plexus Corp. (a)	9,877	462,046
¤	Sanmina Corp. (a)	76,774	2,185,756
	SYNNEX Corp.	14,956	1,706,629
	Systemax, Inc.	1,800	14,256
	TTM Technologies, Inc. (a)	175,000	2,003,750
	Universal Display Corp. (a)	7,000	388,570
			10,290,905
	Energy Equipment & Services 0.7%
	Dawson Geophysical Co. (a)	9,100	69,433
	Era Group, Inc. (a)	7,500	60,375
	Helix Energy Solutions Group, Inc. (a)	27,761	225,697
	McDermott International, Inc. (a)	104,265	522,368
	Newpark Resources, Inc. (a)	41,400	304,704
	Parker Drilling Co. (a)	43,460	94,308
	PHI, Inc. (a)	17,800	323,426
	RigNet, Inc. (a)	4,400	66,528
	TETRA Technologies, Inc. (a)	11,700	71,487
	U.S. Silica Holdings, Inc.	3,900	181,584
	Willbros Group, Inc. (a)	15,900	29,892
			1,949,802
	Food & Staples Retailing 0.1%
	SpartanNash Co.	13,400	387,528

	Food Products 3.0%
	Darling Ingredients, Inc. (a)	133,347	1,801,518
	Dean Foods Co.	43,051	706,036
	Farmer Brothers Co. (a)	1,200	42,660
	Fresh Del Monte Produce, Inc.	32,161	1,926,444
	John B. Sanfilippo & Son, Inc.	26,500	1,360,245
	Omega Protein Corp. (a)	70,300	1,642,911
	Sanderson Farms, Inc.	8,100	780,273
	Seaboard Corp. (a)	263	904,720
			9,164,807
	Gas Utilities 0.6%
	ONE Gas, Inc.	10,212	631,510
	Southwest Gas Corp.	17,581	1,228,209
			1,859,719
	Health Care Equipment & Supplies 3.9%
	Accuray, Inc. (a)	36,400	231,868
	AngioDynamics, Inc. (a)	27,900	489,366
	Cynosure, Inc. Class A (a)	16,701	850,749
	Exactech, Inc. (a)	33,500	905,505
	Haemonetics Corp. (a)	10,485	379,662
	Halyard Health, Inc. (a)	59,053	2,046,777
	LeMaitre Vascular, Inc.	63,500	1,259,840
	Masimo Corp. (a)	23,063	1,372,018
	OraSure Technologies, Inc. (a)	221,700	1,766,949
	Orthofix International N.V. (a)	44,200	1,890,434
	RTI Surgical, Inc. (a)	29,000	90,770
	Surmodics, Inc. (a)	12,500	376,125
	Utah Medical Products, Inc.	400	23,920
			11,683,983
	Health Care Providers & Services 1.2%
	Magellan Health, Inc. (a)	2,417	129,865
¤	Molina Healthcare, Inc. (a)	38,300	2,233,656
	Triple-S Management Corp. Class B (a)	21,100	462,723
	WellCare Health Plans, Inc. (a)	7,900	925,011
			3,751,255
	Health Care Technology 1.2%
	HMS Holdings Corp. (a)	94,847	2,102,758
	Quality Systems, Inc.	123,900	1,402,548
			3,505,306
	Hotels, Restaurants & Leisure 1.8%
	Bloomin' Brands, Inc.	65,077	1,121,927
	Caesars Acquisition Co. Class A (a)	22,900	284,418
	Carrols Restaurant Group, Inc. (a)	91,300	1,206,073
	Century Casinos, Inc. (a)	18,000	124,380
	Golden Entertainment, Inc.	2,000	24,940
	Isle of Capri Casinos, Inc. (a)	87,700	1,953,956
	Luby's, Inc. (a)	1,100	4,719
	Monarch Casino & Resort, Inc. (a)	1,700	42,789
	Potbelly Corp. (a)	22,300	277,189
	Ruby Tuesday, Inc. (a)	34,602	86,505
	Texas Roadhouse, Inc.	5,634	219,895
			5,346,791
	Household Durables 1.6%
	AV Homes, Inc. (a)	1,900	31,616
	Bassett Furniture Industries, Inc.	39,600	920,700
	Beazer Homes USA, Inc. (a)	84,100	980,606
	CSS Industries, Inc.	12,000	306,960
	Flexsteel Industries, Inc.	13,600	703,392
	Hooker Furniture Corp.	23,500	575,515
	La-Z-Boy, Inc.	700	17,192
	Lifetime Brands, Inc.	19,800	266,508
	NACCO Industries, Inc. Class A	15,300	1,039,788
			4,842,277
	Household Products 1.1%
	Central Garden & Pet Co. (a)	40,200	1,045,200
	Central Garden & Pet Co. Class A (a)	80,900	2,006,320
	Oil-Dri Corp. of America	5,700	214,548
			3,266,068
	Independent Power & Renewable Electricity Producers 0.6%
	Atlantic Power Corp.	64,400	159,068
	Dynegy, Inc. (a)	17,784	220,344
	NRG Yield, Inc. Class A	28,500	465,120
	Ormat Technologies, Inc.	19,255	932,134
			1,776,666
	Insurance 1.5%
	American Equity Investment Life Holding Co.	19,994	354,494
	eHealth, Inc. (a)	88,600	993,206
	EMC Insurance Group, Inc.	1,000	26,930
	Employers Holdings, Inc.	25,400	757,682
	Federated National Holding Co.	29,800	556,962
	Hallmark Financial Services, Inc. (a)	21,600	222,264
	Independence Holding Co.	8,400	144,312
	National General Holdings Corp.	5,800	128,992
	Selective Insurance Group, Inc.	6,200	247,132
	United Insurance Holdings Corp.	56,300	955,974
			4,387,948
	Internet & Catalog Retail 0.8%
	1-800-Flowers.com, Inc. Class A (a)	138,100	1,266,377
	Overstock.com, Inc. (a)	36,800	563,776
	Shutterfly, Inc. (a)	13,500	602,640
			2,432,793
	Internet Software & Services 3.2%
	Autobytel, Inc. (a)	15,100	268,780
	Bankrate, Inc. (a)	23,600	200,128
	Bazaarvoice, Inc. (a)	39,600	234,036
	Blucora, Inc. (a)	88,700	993,440
	Brightcove, Inc. (a)	7,500	97,875
	Care.com, Inc. (a)	22,900	228,084
	Cimpress N.V. (a)	13,080	1,323,434
	DHI Group, Inc. (a)	93,200	735,348
	EarthLink Holdings Corp.	159,300	987,660
	Everyday Health, Inc. (a)	50,700	389,883
	Intralinks Holdings, Inc. (a)	25,900	260,554
	Limelight Networks, Inc. (a)	43,500	81,345
	Liquidity Services, Inc. (a)	62,900	706,996
	LivePerson, Inc. (a)	73,500	618,135
	Marchex, Inc. Class B (a)	5,100	14,127
	MeetMe, Inc. (a)	75,500	468,100
	Monster Worldwide, Inc. (a)	1,300	4,693
	RetailMeNot, Inc. (a)	95,900	948,451
	WebMD Health Corp. (a)	23,755	1,180,624
			9,741,693
	IT Services 1.0%
	CSG Systems International, Inc.	14,874	614,743
	Datalink Corp. (a)	64,500	684,345
	Hackett Group, Inc. (The)	57,500	949,900
	MoneyGram International, Inc. (a)	40,600	288,260
	Science Applications International Corp.	7,160	496,689
			3,033,937
	Leisure Products 0.3%
	JAKKS Pacific, Inc. (a)	81,400	703,296
	Johnson Outdoors, Inc. Class A	7,100	258,227
			961,523
	Life Sciences Tools & Services 0.2%
	INC Research Holdings, Inc. Class A (a)	16,521	736,506

	Machinery 3.5%
	Astec Industries, Inc.	400	23,948
	Briggs & Stratton Corp.	46,800	872,820
	Chart Industries, Inc. (a)	63,200	2,074,856
	Commercial Vehicle Group, Inc. (a)	52,800	305,184
	Global Brass & Copper Holdings, Inc.	65,400	1,889,406
	Greenbrier Cos., Inc. (The)	57,000	2,012,100
	Hardinge, Inc.	3,000	33,390
	Meritor, Inc. (a)	41,600	463,008
	Supreme Industries, Inc. Class A	1,000	19,300
	Titan International, Inc.	83,500	845,020
	Wabash National Corp. (a)	138,700	1,975,088
			10,514,120
	Marine 0.3%
	Matson, Inc.	19,323	770,601

	Media 0.9%
	AMC Entertainment Holdings, Inc. Class A	23,513	731,019
	Gannett Co., Inc.	61,200	712,368
	New Media Investment Group, Inc.	76,000	1,178,000
	Reading International, Inc. Class A (a)	7,000	93,450
	Salem Media Group, Inc.	2,500	14,700
			2,729,537
	Metals & Mining 1.9%
	Coeur Mining, Inc. (a)	9,300	110,019
	Olympic Steel, Inc.	23,300	514,930
	Real Industry, Inc. (a)	38,300	234,396
	Ryerson Holding Corp. (a)	21,400	241,606
	Schnitzer Steel Industries, Inc. Class A	95,400	1,993,860
	SunCoke Energy, Inc.	52,800	423,456
	TimkenSteel Corp.	61,300	640,585
	Worthington Industries, Inc.	35,094	1,685,565
			5,844,417
	Multiline Retail 0.3%
	Fred's, Inc. Class A	74,800	677,688
	Tuesday Morning Corp. (a)	14,000	83,720
			761,408
	Oil, Gas & Consumable Fuels 1.8%
	Abraxas Petroleum Corp. (a)	73,177	123,669
	Alon USA Energy, Inc.	27,700	223,262
	Bill Barrett Corp. (a)	60,300	335,268
	Carrizo Oil & Gas, Inc. (a)	17,900	727,098
	Contango Oil & Gas Co. (a)	35,900	366,898
	Delek U.S. Holdings, Inc.	61,800	1,068,522
	Evolution Petroleum Corp.	3,900	24,492
	Golar LNG, Ltd.	800	16,960
	Matador Resources Co. (a)	953	23,196
	Northern Oil and Gas, Inc. (a)	66,700	178,756
	Overseas Shipholding Group, Inc. Class A	33,600	355,152
	Panhandle Oil And Gas, Inc. Class A	2,000	35,060
	PDC Energy, Inc. (a)	12,500	838,250
	Renewable Energy Group, Inc. (a)	12,800	108,416
	RSP Permian, Inc. (a)	5,100	197,778
	Sanchez Energy Corp. (a)	44,500	393,380
	SemGroup Corp. Class A	13,576	480,048
	Westmoreland Coal Co. (a)	1,700	15,062
			5,511,267
	Paper & Forest Products 0.3%
	Boise Cascade Co. (a)	11,600	294,640
	Clearwater Paper Corp. (a)	3,700	239,279
	PH Glatfelter Co.	21,100	457,448
			991,367
	Personal Products 0.2%
	Medifast, Inc.	2,400	90,696
	Natural Health Trends Corp.	20,300	573,678
	Nature's Sunshine Products, Inc.	900	14,400
			678,774
	Pharmaceuticals 3.9%
	Amphastar Pharmaceuticals, Inc. (a)	79,000	1,498,630
¤	Catalent, Inc. (a)	87,125	2,251,310
	Heska Corp. (a)	13,900	756,577
	Horizon Pharma PLC (a)	103,900	1,883,707
	Impax Laboratories, Inc. (a)	82,079	1,945,272
	Phibro Animal Health Corp. Class A	45,800	1,244,844
	SciClone Pharmaceuticals, Inc. (a)	107,300	1,099,825
	Supernus Pharmaceuticals, Inc. (a)	43,600	1,078,228
			11,758,393
	Professional Services 0.9%
	CRA International, Inc. (a)	8,800	233,992
	Heidrick & Struggles International, Inc.	11,700	217,035
	Insperity, Inc.	28,000	2,033,920
	TrueBlue, Inc. (a)	4,508	102,151
			2,587,098
	Real Estate Investment Trusts 8.5%
	Ares Commercial Real Estate Corp.	16,300	205,380
	Armada Hoffler Properties, Inc.	55,300	741,020
	CareTrust REIT, Inc.	17,200	254,216
	CBL & Associates Properties, Inc.	87,151	1,058,013
	CorEnergy Infrastructure Trust, Inc.	33,100	970,823
¤	DuPont Fabros Technology	54,061	2,230,016
	EastGroup Properties, Inc.	17,715	1,303,115
	First Industrial Realty Trust, Inc.	6,300	177,786
	GEO Group, Inc. (The)	13,143	312,541
	Healthcare Realty Trust, Inc.	27,809	947,175
	LaSalle Hotel Properties	1,956	46,690
	Medical Properties Trust, Inc.	52,800	779,856
	National Health Investors, Inc.	21,609	1,695,874
	New Residential Investment Corp.	155,100	2,141,931
	Potlatch Corp.	46,078	1,791,973
	PS Business Parks, Inc.	19,159	2,175,888
	QTS Realty Trust, Inc. Class A	20,836	1,101,183
	RLJ Lodging Trust	11,686	245,757
	Ryman Hospitality Properties, Inc.	43,064	2,073,962
	Sabra Health Care REIT, Inc.	15,551	391,574
	Summit Hotel Properties, Inc.	100,200	1,318,632
	Sun Communities, Inc.	1,000	78,480
	Sunstone Hotel Investors, Inc.	110,070	1,407,795
	Urban Edge Properties	53,318	1,500,368
	Urstadt Biddle Properties, Inc. Class A	2,900	64,438
	Washington Prime Group, Inc.	28,343	350,886
	Xenia Hotels & Resorts, Inc.	12,900	195,822
			25,561,194
	Real Estate Management & Development 0.5%
	Altisource Portfolio Solutions S.A. (a)	29,700	962,280
	RMR Group, Inc. (The) Class A	13,100	497,014
			1,459,294
	Semiconductors & Semiconductor Equipment 3.1%
	Advanced Energy Industries, Inc. (a)	6,722	318,085
	Alpha & Omega Semiconductor, Ltd. (a)	63,700	1,383,564
	Amkor Technology, Inc. (a)	16,200	157,464
	Applied Micro Circuits Corp. (a)	13,300	92,435
	Cabot Microelectronics Corp.	4,100	216,931
	CEVA, Inc. (a)	3,400	119,238
	Cirrus Logic, Inc. (a)	10,743	570,990
	Cohu, Inc.	22,400	262,976
	Entegris, Inc. (a)	24,178	421,181
	FormFactor, Inc. (a)	11,100	120,435
	Inphi Corp. (a)	6,937	301,829
	Integrated Device Technology, Inc. (a)	23,049	532,432
	Lattice Semiconductor Corp. (a)	21,000	136,290
	MACOM Technology Solutions Holdings, Inc. (a)	4,000	169,360
	MaxLinear, Inc. Class A (a)	9,600	194,592
	Microsemi Corp. (a)	19,435	815,881
	MKS Instruments, Inc.	9,093	452,195
	Monolithic Power Systems, Inc.	6,588	530,334
	Nanometrics, Inc. (a)	3,800	84,892
	PDF Solutions, Inc. (a)	4,100	74,497
	Photronics, Inc. (a)	24,600	253,626
	Power Integrations, Inc.	4,815	303,489
	Semtech Corp. (a)	11,059	306,666
	Silicon Laboratories, Inc. (a)	7,020	412,776
	Synaptics, Inc. (a)	6,260	366,711
	Tessera Technologies, Inc.	8,336	320,436
	Ultra Clean Holdings, Inc. (a)	31,000	229,710
	Ultratech, Inc. (a)	3,400	78,472
			9,227,487
	Software 4.1%
	A10 Networks, Inc. (a)	8,758	93,623
	Barracuda Networks, Inc. (a)	76,300	1,944,124
	CommVault Systems, Inc. (a)	1,600	85,008
	Ellie Mae, Inc. (a)	5,600	589,680
	EnerNOC, Inc. (a)	20,321	109,937
	Epiq Systems, Inc.	6,500	107,185
	Fair Isaac Corp.	13,347	1,662,903
	Gigamon, Inc. (a)	13,400	734,320
	Infoblox, Inc. (a)	51,188	1,349,827
	QAD, Inc. Class A	18,200	407,316
	RealPage, Inc. (a)	8,787	225,826
	Rosetta Stone, Inc. (a)	5,400	45,792
	Rubicon Project, Inc. (The) (a)	86,700	717,876
	Sapiens International Corp. N.V.	19,200	245,184
	Synchronoss Technologies, Inc. (a)	49,454	2,036,516
	Take-Two Interactive Software, Inc. (a)	25,300	1,140,524
	TiVo Corp. (a)	47,073	916,982
	Zix Corp. (a)	7,200	29,520
			12,442,143
	Specialty Retail 0.8%
	Abercrombie & Fitch Co. Class A	29,300	465,577
	American Eagle Outfitters, Inc.	11,800	210,748
	Big 5 Sporting Goods Corp.	24,000	326,880
	Finish Line, Inc. (The) Class A	17,400	401,592
	Five Below, Inc. (a)	5,395	217,365
	Kirkland's, Inc. (a)	2,200	26,796
	Office Depot, Inc.	174,153	621,726
	West Marine, Inc. (a)	13,200	109,164
			2,379,848
	Technology Hardware, Storage & Peripherals 0.6%
	Cray, Inc. (a)	21,500	506,110
	Silicon Graphics International Corp. (a)	35,500	273,350
	Super Micro Computer, Inc. (a)	43,900	1,025,943
			1,805,403
	Textiles, Apparel & Luxury Goods 0.2%
	Culp, Inc.	5,100	151,827
	Delta Apparel, Inc. (a)	2,424	39,899
	Perry Ellis International, Inc. (a)	26,600	512,848
			704,574
	Thrifts & Mortgage Finance 2.5%
	Charter Financial Corp.	1,900	24,472
	Dime Community Bancshares, Inc.	84,000	1,407,840
	Essent Group, Ltd. (a)	26,700	710,487
	Federal Agricultural Mortgage Corp. Class C	3,000	118,500
	Flagstar Bancorp, Inc. (a)	59,200	1,642,800
	HomeStreet, Inc. (a)	73,900	1,851,934
	Meta Financial Group, Inc.	26,800	1,624,348
	SI Financial Group, Inc.	1,600	21,120
	Territorial Bancorp, Inc.	7,500	214,950
			7,616,451
	Tobacco 0.0%‡
	Alliance One International, Inc. (a)	5,500	105,160

	Trading Companies & Distributors 0.9%
¤	MRC Global, Inc. (a)	137,716	2,262,674
	Titan Machinery, Inc. (a)	14,100	146,640
	Veritiv Corp. (a)	5,700	285,969
			2,695,283
	Water Utilities 0.7%
	Artesian Resources Corp. Class A	9,600	273,984
	California Water Service Group	19,069	611,924
	SJW Corp.	26,100	1,140,048
			2,025,956
	Wireless Telecommunication Services 0.1%
	Boingo Wireless, Inc. (a)	32,600	335,128

	Total Common Stocks (Cost $290,649,839)		295,517,042

	Exchange Traded Funds 1.9% (b)
¤	iShares Russell 2000 ETF	22,903	2,844,782
¤	SPDR S&P Biotech ETF	44,408	2,943,806
	Total Exchange Traded Funds (Cost $5,471,696)		5,788,588

	Principal Amount
Short-Term Investment 0.0%‡
Repurchase Agreement 0.0%‡
Fixed Income Clearing Corp. 0.03%, dated 9/30/16 due 10/3/16 Proceeds at Maturity $112,223 (Collateralized by a United States Treasury Note with a rate of 1.375% and a maturity date of 8/31/20, with a Principal Amount of $115,000 and a Market Value of $116,725)	$112,222	112,222
Total Short-Term Investment (Cost $112,222)		112,222
Total Investments (Cost $296,233,757) (c)	100.0%	301,417,852
Other Assets, Less Liabilities	(0.0)‡	(20,435)
Net Assets	100.0%	$301,397,417

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	As of September 30, 2016, cost is $296,233,757 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$11,493,385
Gross unrealized depreciation	(6,309,290)
Net unrealized appreciation	$5,184,095

The following abbreviations are used in the preceding pages:
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$295,517,042	$—	$—	$295,517,042
Exchange-Traded Funds	5,788,588	—	—	5,788,588
Short-Term Investment
Repurchase Agreement	—	112,222	—	112,222
Total Investments in Securities	$301,305,630	$112,222	$—	$301,417,852

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2016, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP S&P 500 Index Portfolio

Portfolio of Investments September 30, 2016 (Unaudited)

		Shares	Value
	Common Stocks 92.2% †
	Aerospace & Defense 1.9%
	Boeing Co. (The)	41,179	$5,425,052
	General Dynamics Corp.	20,348	3,157,196
	L-3 Communications Holdings, Inc.	5,513	830,975
	Lockheed Martin Corp.	17,918	4,295,303
	Northrop Grumman Corp.	12,675	2,711,816
	Raytheon Co.	21,033	2,863,222
	Rockwell Collins, Inc.	9,244	779,639
	Textron, Inc.	19,247	765,068
	TransDigm Group, Inc. (a)	3,554	1,027,533
	United Technologies Corp.	55,122	5,600,395
			27,456,199
	Air Freight & Logistics 0.7%
	C.H. Robinson Worldwide, Inc.	10,101	711,716
	Expeditors International of Washington, Inc.	12,859	662,496
	FedEx Corp.	17,339	3,028,777
	United Parcel Service, Inc. Class B	49,107	5,370,341
			9,773,330
	Airlines 0.5%
	Alaska Air Group, Inc.	8,808	580,095
	American Airlines Group, Inc.	37,529	1,373,937
	Delta Air Lines, Inc.	53,201	2,093,991
	Southwest Airlines Co.	44,060	1,713,493
	United Continental Holdings, Inc. (a)	20,825	1,092,688
			6,854,204
	Auto Components 0.4%
	BorgWarner, Inc.	14,296	502,933
	Delphi Automotive PLC	19,333	1,378,829
	Goodyear Tire & Rubber Co. (The)	18,912	610,858
	Johnson Controls International PLC	67,154	3,124,676
			5,617,296
	Automobiles 0.5%
	Ford Motor Co.	276,356	3,335,617
	General Motors Co.	100,970	3,207,817
	Harley-Davidson, Inc.	12,691	667,419
			7,210,853
	Banks 5.0%
	Bank of America Corp.	724,341	11,335,937
	BB&T Corp.	58,137	2,192,928
	Citigroup, Inc.	206,225	9,740,007
	Citizens Financial Group, Inc.	37,091	916,519
	Comerica, Inc.	12,429	588,140
	Fifth Third Bancorp	53,794	1,100,625
	Huntington Bancshares, Inc.	76,802	757,268
	JPMorgan Chase & Co.	256,380	17,072,344
	KeyCorp	76,659	932,940
	M&T Bank Corp.	11,137	1,293,006
	People's United Financial, Inc.	21,818	345,161
	PNC Financial Services Group, Inc.	34,909	3,144,952
	Regions Financial Corp.	89,714	885,477
	SunTrust Banks, Inc.	35,492	1,554,549
	U.S. Bancorp	114,196	4,897,866
	Wells Fargo & Co.	322,585	14,284,064
	Zions Bancorp.	14,366	445,633
			71,487,416
	Beverages 2.0%
	Brown-Forman Corp. Class B	12,946	614,158
	Coca-Cola Co. (The)	275,760	11,670,163
	Constellation Brands, Inc. Class A	12,585	2,095,277
	Dr. Pepper Snapple Group, Inc.	13,284	1,212,962
	Molson Coors Brewing Co. Class B	13,075	1,435,635
	Monster Beverage Corp. (a)	9,593	1,408,348
	PepsiCo., Inc.	102,152	11,111,073
			29,547,616
	Biotechnology 2.8%
	AbbVie, Inc.	115,689	7,296,505
	Alexion Pharmaceuticals, Inc. (a)	15,846	1,941,769
	Amgen, Inc.	53,119	8,860,780
	Biogen, Inc. (a)	15,514	4,856,348
	Celgene Corp. (a)	55,018	5,751,032
	Gilead Sciences, Inc.	93,670	7,411,170
	Regeneron Pharmaceuticals, Inc. (a)	5,357	2,153,621
	Vertex Pharmaceuticals, Inc. (a)	17,518	1,527,745
			39,798,970
	Building Products 0.1%
	Allegion PLC	6,745	464,798
	Fortune Brands Home & Security, Inc.	10,851	630,443
	Masco Corp.	23,663	811,878
			1,907,119
	Capital Markets 2.3%
	Affiliated Managers Group, Inc. (a)	3,800	549,860
	Ameriprise Financial, Inc.	11,467	1,144,062
	Bank of New York Mellon Corp. (The)	75,970	3,029,684
	BlackRock, Inc.	8,660	3,138,904
	Charles Schwab Corp. (The)	85,456	2,697,846
	CME Group, Inc.	23,984	2,506,808
	E*TRADE Financial Corp. (a)	19,442	566,151
	Franklin Resources, Inc.	24,945	887,294
	Goldman Sachs Group, Inc. (The)	26,787	4,319,939
	Intercontinental Exchange, Inc.	8,431	2,270,974
	Invesco, Ltd.	29,120	910,582
	Legg Mason, Inc.	6,625	221,805
	Moody's Corp.	11,885	1,286,908
	Morgan Stanley	104,490	3,349,949
	Nasdaq, Inc.	8,085	546,061
	Northern Trust Corp.	15,285	1,039,227
	S&P Global, Inc.	18,735	2,371,102
	State Street Corp.	26,022	1,811,912
	T. Rowe Price Group, Inc.	17,659	1,174,323
			33,823,391
	Chemicals 1.9%
	Air Products & Chemicals, Inc.	15,383	2,312,680
	Albemarle Corp.	7,950	679,646
	CF Industries Holdings, Inc.	16,392	399,145
	Dow Chemical Co. (The)	80,048	4,148,888
	E.I. du Pont de Nemours & Co.	62,111	4,159,574
	Eastman Chemical Co.	10,451	707,324
	Ecolab, Inc.	18,696	2,275,677
	FMC Corp.	9,397	454,251
	International Flavors & Fragrances, Inc.	5,644	806,923
	LyondellBasell Industries N.V. Class A	24,178	1,950,197
	Monsanto Co.	30,939	3,161,966
	Mosaic Co. (The)	24,894	608,907
	PPG Industries, Inc.	18,937	1,957,328
	Praxair, Inc.	20,204	2,441,249
	Sherwin-Williams Co. (The)	5,695	1,575,579
			27,639,334
	Commercial Services & Supplies 0.3%
	Cintas Corp.	5,996	675,150
	Pitney Bowes, Inc.	13,184	239,421
	Republic Services, Inc.	16,561	835,503
	Stericycle, Inc. (a)	5,977	478,997
	Waste Management, Inc.	28,882	1,841,516
			4,070,587
	Communications Equipment 1.0%
	Cisco Systems, Inc.	357,011	11,324,389
	F5 Networks, Inc. (a)	4,704	586,307
	Harris Corp.	8,750	801,587
	Juniper Networks, Inc.	27,205	654,552
	Motorola Solutions, Inc.	11,834	902,698
			14,269,533
	Construction & Engineering 0.1%
	Fluor Corp.	9,959	511,096
	Jacobs Engineering Group, Inc. (a)	8,619	445,775
	Quanta Services, Inc. (a)	10,385	290,676
			1,247,547
	Construction Materials 0.1%
	Martin Marietta Materials, Inc.	4,543	813,697
	Vulcan Materials Co.	9,376	1,066,332
			1,880,029
	Consumer Finance 0.7%
	American Express Co.	55,124	3,530,141
	Capital One Financial Corp.	35,922	2,580,277
	Discover Financial Services	28,673	1,621,458
	Navient Corp.	22,522	325,894
	Synchrony Financial	56,233	1,574,524
			9,632,294
	Containers & Packaging 0.3%
	Avery Dennison Corp.	6,407	498,401
	Ball Corp.	12,318	1,009,460
	International Paper Co.	29,155	1,398,857
	Owens-Illinois, Inc. (a)	11,311	208,009
	Sealed Air Corp.	13,884	636,165
	WestRock Co.	18,082	876,615
			4,627,507
	Distributors 0.1%
	Genuine Parts Co.	10,603	1,065,071
	LKQ Corp. (a)	21,636	767,213
			1,832,284
	Diversified Consumer Services 0.0%‡
	H&R Block, Inc.	15,853	366,997

	Diversified Financial Services 1.4%
¤	Berkshire Hathaway, Inc. Class B (a)	134,767	19,469,789
	Leucadia National Corp.	22,785	433,826
			19,903,615
	Diversified Telecommunication Services 2.4%
¤	AT&T, Inc.	436,672	17,733,250
	CenturyLink, Inc.	38,610	1,059,073
	Frontier Communications Corp.	82,157	341,773
	Level 3 Communications, Inc. (a)	20,671	958,721
	Verizon Communications, Inc.	289,338	15,039,789
			35,132,606
	Electric Utilities 1.9%
	Alliant Energy Corp.	16,084	616,178
	American Electric Power Co., Inc.	34,797	2,234,315
	Duke Energy Corp.	48,791	3,905,232
	Edison International	23,126	1,670,854
	Entergy Corp.	12,546	962,655
	Eversource Energy	22,307	1,208,593
	Exelon Corp.	65,286	2,173,371
	FirstEnergy Corp.	30,181	998,387
	NextEra Energy, Inc.	33,153	4,055,275
	PG&E Corp.	35,384	2,164,439
	Pinnacle West Capital Corp.	7,796	592,418
	PPL Corp.	47,944	1,657,424
	Southern Co. (The)	69,526	3,566,684
	Xcel Energy, Inc.	36,055	1,483,303
			27,289,128
	Electrical Equipment 0.5%
	Acuity Brands, Inc.	3,090	817,614
	AMETEK, Inc.	16,730	799,359
	Eaton Corp. PLC	32,275	2,120,790
	Emerson Electric Co.	45,679	2,489,962
	Rockwell Automation, Inc.	9,284	1,135,805
			7,363,530
	Electronic Equipment, Instruments & Components 0.3%
	Amphenol Corp. Class A	21,931	1,423,760
	Corning, Inc.	73,658	1,742,012
	FLIR Systems, Inc.	9,715	305,245
	TE Connectivity, Ltd.	25,191	1,621,797
			5,092,814
	Energy Equipment & Services 1.0%
	Baker Hughes, Inc.	30,397	1,534,137
	Diamond Offshore Drilling, Inc.	3,627	63,871
	FMC Technologies, Inc. (a)	16,033	475,699
	Halliburton Co.	61,121	2,743,110
	Helmerich & Payne, Inc.	7,580	510,134
	National Oilwell Varco, Inc.	26,425	970,855
	Schlumberger, Ltd.	98,712	7,762,712
	Transocean, Ltd.	24,046	256,330
			14,316,848
	Food & Staples Retailing 2.0%
	Costco Wholesale Corp.	31,059	4,736,808
	CVS Health Corp.	75,680	6,734,763
	Kroger Co. (The)	67,551	2,004,914
	Sysco Corp.	36,251	1,776,662
	Wal-Mart Stores, Inc.	107,585	7,759,030
	Walgreens Boots Alliance, Inc.	60,690	4,892,828
	Whole Foods Market, Inc.	22,923	649,867
			28,554,872
	Food Products 1.6%
	Archer-Daniels-Midland Co.	41,294	1,741,368
	Campbell Soup Co.	13,594	743,592
	ConAgra Foods, Inc.	29,584	1,393,702
	General Mills, Inc.	42,377	2,707,043
	Hershey Co. (The)	10,018	957,721
	Hormel Foods Corp.	18,974	719,684
	J.M. Smucker Co. (The)	8,270	1,120,916
	Kellogg Co.	17,945	1,390,199
	Kraft Heinz Co. (The)	42,198	3,777,143
	McCormick & Co., Inc.	8,178	817,146
	Mead Johnson Nutrition Co.	13,092	1,034,399
	Mondelez International, Inc. Class A	110,413	4,847,130
	Tyson Foods, Inc. Class A	21,285	1,589,351
			22,839,394
	Health Care Equipment & Supplies 2.6%
	Abbott Laboratories	104,046	4,400,106
	Baxter International, Inc.	34,745	1,653,862
	Becton Dickinson & Co.	15,126	2,718,596
	Boston Scientific Corp. (a)	96,099	2,287,156
	C.R. Bard, Inc.	5,196	1,165,359
	Cooper Cos., Inc. (The)	3,455	619,343
	Danaher Corp.	43,133	3,381,196
	DENTSPLY SIRONA, Inc.	16,517	981,605
	Edwards Lifesciences Corp. (a)	14,998	1,808,159
	Hologic, Inc. (a)	19,708	765,262
	Intuitive Surgical, Inc. (a)	2,734	1,981,685
	Medtronic PLC	98,090	8,474,976
	St. Jude Medical, Inc.	20,134	1,605,888
	Stryker Corp.	22,052	2,567,073
	Varian Medical Systems, Inc. (a)	6,634	660,282
	Zimmer Biomet Holdings, Inc.	14,101	1,833,412
			36,903,960
	Health Care Providers & Services 2.4%
	Aetna, Inc.	24,831	2,866,739
	AmerisourceBergen Corp.	12,834	1,036,730
	Anthem, Inc.	18,623	2,333,648
	Cardinal Health, Inc.	22,632	1,758,506
	Centene Corp. (a)	11,983	802,382
	Cigna Corp.	18,116	2,360,877
	DaVita Inc. (a)	11,703	773,217
	Express Scripts Holding Co. (a)	44,654	3,149,447
	HCA Holdings, Inc. (a)	20,964	1,585,507
	Henry Schein, Inc. (a)	5,832	950,499
	Humana, Inc.	10,555	1,867,074
	Laboratory Corp. of America Holdings (a)	7,252	997,005
	McKesson Corp.	16,020	2,671,335
	Patterson Cos., Inc.	5,874	269,852
	Quest Diagnostics, Inc.	9,876	835,806
	UnitedHealth Group, Inc.	67,656	9,471,840
	Universal Health Services, Inc. Class B	6,413	790,210
			34,520,674
	Health Care Technology 0.1%
	Cerner Corp. (a)	21,334	1,317,374

	Hotels, Restaurants & Leisure 1.5%
	Carnival Corp.	30,727	1,500,092
	Chipotle Mexican Grill, Inc. (a)	2,068	875,798
	Darden Restaurants, Inc.	8,966	549,795
	Marriott International, Inc. Class A	22,684	1,527,314
	McDonald's Corp.	60,621	6,993,238
	Royal Caribbean Cruises, Ltd.	11,891	891,230
	Starbucks Corp.	104,100	5,635,974
	Wyndham Worldwide Corp.	7,805	525,511
	Wynn Resorts, Ltd.	5,714	556,658
	Yum! Brands, Inc.	26,291	2,387,486
			21,443,096
	Household Durables 0.4%
	D.R. Horton, Inc.	24,047	726,219
	Garmin, Ltd.	8,178	393,444
	Harman International Industries, Inc.	4,999	422,165
	Leggett & Platt, Inc.	9,571	436,246
	Lennar Corp. Class A	13,049	552,495
	Mohawk Industries, Inc. (a)	4,474	896,321
	Newell Brands, Inc.	34,130	1,797,286
	PulteGroup, Inc.	22,344	447,774
	Whirlpool Corp.	5,380	872,421
			6,544,371
	Household Products 1.9%
	Church & Dwight Co., Inc.	18,430	883,166
	Clorox Co. (The)	9,190	1,150,404
	Colgate-Palmolive Co.	63,279	4,691,505
	Kimberly-Clark Corp.	25,528	3,220,102
	Procter & Gamble Co. (The)	189,429	17,001,253
			26,946,430
	Independent Power & Renewable Electricity Producers 0.1%
	AES Corp.	46,588	598,656
	NRG Energy, Inc.	22,095	247,685
			846,341
	Industrial Conglomerates 2.4%
	3M Co.	42,956	7,570,136
¤	General Electric Co.	636,072	18,840,453
	Honeywell International, Inc.	53,909	6,285,250
	Roper Technologies, Inc.	7,167	1,307,762
			34,003,601
	Insurance 2.4%
	Aflac, Inc.	29,096	2,091,130
	Allstate Corp. (The)	26,514	1,834,239
	American International Group, Inc.	72,196	4,284,111
	Aon PLC	18,868	2,122,461
	Arthur J. Gallagher & Co.	12,494	635,570
	Assurant, Inc.	4,277	394,553
	Chubb, Ltd.	33,039	4,151,350
	Cincinnati Financial Corp.	10,522	793,569
	Hartford Financial Services Group, Inc. (The)	27,419	1,174,082
	Lincoln National Corp.	16,537	776,908
	Loews Corp.	19,637	808,063
	Marsh & McLennan Cos., Inc.	36,916	2,482,601
	MetLife, Inc.	77,812	3,457,187
	Principal Financial Group, Inc.	19,147	986,262
	Progressive Corp. (The)	41,106	1,294,839
	Prudential Financial, Inc.	31,018	2,532,620
	Torchmark Corp.	7,964	508,820
	Travelers Cos., Inc. (The)	20,479	2,345,869
	Unum Group	16,655	588,088
	Willis Towers Watson PLC	9,211	1,222,944
	XL Group, Ltd.	19,534	656,928
			35,142,194
	Internet & Catalog Retail 2.3%
¤	Amazon.com, Inc. (a)	27,929	23,385,231
	Expedia, Inc.	8,552	998,189
	Netflix, Inc. (a)	30,431	2,998,975
	Priceline Group, Inc. (The) (a)	3,516	5,173,759
	TripAdvisor, Inc. (a)	7,947	502,092
			33,058,246
	Internet Software & Services 4.2%
	Akamai Technologies, Inc. (a)	12,514	663,117
¤	Alphabet, Inc. (a)
	Class A	20,928	16,827,368
	Class C	20,975	16,303,658
	eBay, Inc. (a)	74,529	2,452,004
¤	Facebook, Inc. Class A (a)	164,885	21,149,799
	VeriSign, Inc. (a)	6,599	516,306
	Yahoo!, Inc. (a)	61,895	2,667,674
			60,579,926
	IT Services 3.5%
	Accenture PLC Class A	44,180	5,397,471
	Alliance Data Systems Corp. (a)	4,185	897,808
	Automatic Data Processing, Inc.	32,406	2,858,209
	Cognizant Technology Solutions Corp. Class A (a)	43,018	2,052,389
	CSRA, Inc.	10,461	281,401
	Fidelity National Information Services, Inc.	23,269	1,792,411
	Fiserv, Inc. (a)	15,603	1,552,030
	Global Payments, Inc.	10,874	834,688
	International Business Machines Corp.	61,790	9,815,341
	Mastercard, Inc.	68,121	6,932,674
	Paychex, Inc.	22,567	1,305,952
	PayPal Holdings, Inc. (a)	79,671	3,264,121
	Teradata Corp. (a)	9,354	289,974
	Total System Services, Inc.	11,904	561,274
	Visa, Inc. Class A	134,009	11,082,544
	Western Union Co. (The)	34,885	726,306
	Xerox Corp.	60,466	612,521
			50,257,114
	Leisure Products 0.1%
	Hasbro, Inc.	8,011	635,513
	Mattel, Inc.	23,866	722,662
			1,358,175
	Life Sciences Tools & Services 0.7%
	Agilent Technologies, Inc.	23,307	1,097,527
	Illumina, Inc. (a)	10,382	1,885,994
	Mettler-Toledo International, Inc. (a)	1,893	794,738
	PerkinElmer, Inc.	7,772	436,087
	Thermo Fisher Scientific, Inc.	28,008	4,454,953
	Waters Corp. (a)	5,719	906,404
			9,575,703
	Machinery 1.3%
	Caterpillar, Inc.	41,352	3,670,817
	Cummins, Inc.	11,013	1,411,316
	Deere & Co.	20,532	1,752,406
	Dover Corp.	10,898	802,529
	Flowserve Corp.	9,204	444,001
	Fortive Corp.	21,340	1,086,206
	Illinois Tool Works, Inc.	22,694	2,719,649
	Ingersoll-Rand PLC	18,140	1,232,432
	PACCAR, Inc.	24,858	1,461,153
	Parker Hannifin Corp.	9,563	1,200,443
	Pentair PLC	11,835	760,281
	Snap-on, Inc.	4,084	620,605
	Stanley Black & Decker, Inc.	10,632	1,307,523
	Xylem, Inc.	12,614	661,604
			19,130,965
	Media 2.7%
	CBS Corp. Class B	28,904	1,582,205
	Charter Communications, Inc. Class A (a)	15,384	4,153,218
	Comcast Corp. Class A	170,522	11,312,430
	Discovery Communications, Inc. (a)
	Class A	10,514	283,037
	Class C	15,851	417,040
	Interpublic Group of Cos., Inc. (The)	28,577	638,696
	News Corp.
	Class A	26,833	375,125
	Class B	7,581	107,802
	Omnicom Group, Inc.	16,838	1,431,230
	Scripps Networks Interactive, Inc. Class A	6,654	422,462
	TEGNA, Inc.	15,591	340,819
	Time Warner, Inc.	55,212	4,395,427
	Twenty-First Century Fox, Inc.
	Class A	75,585	1,830,669
	Class B	34,574	855,361
	Viacom, Inc. Class B	24,415	930,212
	Walt Disney Co. (The)	104,947	9,745,378
			38,821,111
	Metals & Mining 0.3%
	Alcoa, Inc.	92,138	934,279
	Freeport-McMoRan, Inc.	85,865	932,494
	Newmont Mining Corp.	37,574	1,476,283
	Nucor Corp.	22,478	1,111,537
			4,454,593
	Multi-Utilities 1.0%
	Ameren Corp.	17,064	839,207
	CenterPoint Energy, Inc.	30,259	702,917
	CMS Energy Corp.	19,911	836,461
	Consolidated Edison, Inc.	21,542	1,622,113
	Dominion Resources, Inc.	44,453	3,301,524
	DTE Energy Co.	12,622	1,182,303
	NiSource, Inc.	22,411	540,329
	Public Service Enterprise Group, Inc.	35,910	1,503,552
	SCANA Corp.	10,051	727,391
	Sempra Energy	17,745	1,902,086
	WEC Energy Group, Inc.	22,201	1,329,396
			14,487,279
	Multiline Retail 0.5%
	Dollar General Corp.	18,398	1,287,676
	Dollar Tree, Inc. (a)	16,684	1,316,868
	Kohl's Corp.	12,748	557,725
	Macy's, Inc.	22,109	819,139
	Nordstrom, Inc.	8,248	427,906
	Target Corp.	40,837	2,804,685
			7,213,999
	Oil, Gas & Consumable Fuels 5.7%
	Anadarko Petroleum Corp.	38,720	2,453,299
	Apache Corp.	26,932	1,720,147
	Cabot Oil & Gas Corp.	32,969	850,600
	Chesapeake Energy Corp. (a)	46,325	290,458
	Chevron Corp.	133,906	13,781,605
	Cimarex Energy Co.	6,650	893,560
	Concho Resources, Inc. (a)	10,089	1,385,724
	ConocoPhillips	87,708	3,812,667
	Devon Energy Corp.	37,112	1,637,010
	EOG Resources, Inc.	39,085	3,779,910
	EQT Corp.	12,192	885,383
¤	Exxon Mobil Corp.	294,331	25,689,210
	Hess Corp.	19,106	1,024,464
	Kinder Morgan, Inc.	136,379	3,154,446
	Marathon Oil Corp.	59,581	941,976
	Marathon Petroleum Corp.	37,483	1,521,435
	Murphy Oil Corp.	11,489	349,266
	Newfield Exploration Co. (a)	13,993	608,136
	Noble Energy, Inc.	30,353	1,084,816
	Occidental Petroleum Corp.	54,224	3,954,014
	ONEOK, Inc.	14,718	756,358
	Phillips 66	31,571	2,543,044
	Pioneer Natural Resources Co.	12,049	2,236,897
	Range Resources Corp.	13,344	517,080
	Southwestern Energy Co. (a)	35,054	485,147
	Spectra Energy Corp.	49,805	2,129,164
	Tesoro Corp.	8,467	673,635
	Valero Energy Corp.	32,746	1,735,538
	Williams Cos., Inc. (The)	48,481	1,489,821
			82,384,810
	Personal Products 0.1%
	Coty, Inc. Class A	1,769	41,571
	Estee Lauder Cos., Inc. (The) Class A	15,653	1,386,230
			1,427,801
	Pharmaceuticals 5.1%
	Allergan PLC (a)	28,105	6,472,863
	Bristol-Myers Squibb Co.	118,598	6,394,804
	Eli Lilly & Co.	68,949	5,533,847
	Endo International PLC (a)	14,640	294,996
¤	Johnson & Johnson	194,194	22,940,137
	Mallinckrodt PLC (a)	7,646	533,538
	Merck & Co., Inc.	196,276	12,249,585
	Mylan N.V. (a)	32,653	1,244,732
	Perrigo Co. PLC	10,144	936,596
	Pfizer, Inc.	430,543	14,582,491
	Zoetis, Inc.	35,167	1,829,036
			73,012,625
	Professional Services 0.3%
	Dun & Bradstreet Corp. (The)	2,541	347,151
	Equifax, Inc.	8,470	1,139,893
	Nielsen Holdings PLC	23,862	1,278,287
	Robert Half International, Inc.	9,331	353,272
	Verisk Analytics, Inc. (a)	11,043	897,575
			4,016,178
	Real Estate Investment Trusts 2.8%
	American Tower Corp.	30,201	3,422,679
	Apartment Investment & Management Co. Class A	11,001	505,056
	AvalonBay Communities, Inc.	9,714	1,727,538
	Boston Properties, Inc.	10,909	1,486,788
	Crown Castle International Corp.	23,960	2,257,271
	Digital Realty Trust, Inc.	10,398	1,009,854
	Equinix, Inc.	5,049	1,818,902
	Equity Residential	25,788	1,658,942
	Essex Property Trust, Inc.	4,644	1,034,219
	Extra Space Storage, Inc.	8,832	701,349
	Federal Realty Investment Trust	5,074	781,041
	General Growth Properties, Inc.	41,447	1,143,937
	HCP, Inc.	33,081	1,255,424
	Host Hotels & Resorts, Inc.	52,859	823,015
	Iron Mountain, Inc.	17,378	652,196
	Kimco Realty Corp.	29,506	854,199
	Macerich Co. (The)	8,673	701,385
	Prologis, Inc.	37,209	1,992,170
	Public Storage	10,585	2,361,937
	Realty Income Corp.	18,353	1,228,366
	Simon Property Group, Inc.	22,322	4,620,877
	SL Green Realty Corp.	7,012	757,997
	UDR, Inc.	18,928	681,219
	Ventas, Inc.	24,959	1,762,854
	Vornado Realty Trust	12,072	1,221,807
	Welltower, Inc.	25,284	1,890,485
	Weyerhaeuser Co.	52,785	1,685,953
			40,037,460
	Real Estate Management & Development 0.0%‡
	CBRE Group, Inc. Class A (a)	21,219	593,708

	Road & Rail 0.8%
	CSX Corp.	67,147	2,047,984
	J.B. Hunt Transport Services, Inc.	6,367	516,618
	Kansas City Southern	7,675	716,231
	Norfolk Southern Corp.	20,836	2,022,342
	Ryder System, Inc.	3,757	247,774
	Union Pacific Corp.	59,169	5,770,753
			11,321,702
	Semiconductors & Semiconductor Equipment 3.0%
	Analog Devices, Inc.	21,946	1,414,420
	Applied Materials, Inc.	76,998	2,321,490
	Broadcom, Ltd.	28,097	4,847,294
	First Solar, Inc. (a)	5,323	210,205
	Intel Corp.	335,808	12,676,752
	KLA-Tencor Corp.	10,967	764,510
	Lam Research Corp.	11,304	1,070,602
	Linear Technology Corp.	16,818	997,139
	Microchip Technology, Inc.	15,215	945,460
	Micron Technology, Inc. (a)	73,262	1,302,598
	NVIDIA Corp.	37,975	2,602,047
	Qorvo, Inc. (a)	9,072	505,673
	QUALCOMM, Inc.	104,600	7,165,100
	Skyworks Solutions, Inc.	13,443	1,023,550
	Texas Instruments, Inc.	71,208	4,997,377
	Xilinx, Inc.	18,072	982,033
			43,826,250
	Software 4.0%
	Activision Blizzard, Inc.	48,419	2,144,962
	Adobe Systems, Inc. (a)	35,369	3,838,951
	Autodesk, Inc. (a)	13,860	1,002,494
	CA, Inc.	22,321	738,379
	Citrix Systems, Inc. (a)	10,985	936,142
	Electronic Arts, Inc. (a)	21,361	1,824,229
	Intuit, Inc.	17,393	1,913,404
¤	Microsoft Corp.	553,116	31,859,482
	Oracle Corp.	213,796	8,397,907
	Red Hat, Inc. (a)	12,856	1,039,150
	salesforce.com, Inc. (a)	45,704	3,260,066
	Symantec Corp.	43,695	1,096,744
			58,051,910
	Specialty Retail 2.3%
	Advance Auto Parts, Inc.	5,151	768,117
	AutoNation, Inc. (a)	4,710	229,424
	AutoZone, Inc. (a)	2,077	1,595,842
	Bed Bath & Beyond, Inc.	10,976	473,175
	Best Buy Co., Inc.	19,895	759,591
	CarMax, Inc. (a)	13,822	737,404
	Foot Locker, Inc.	9,690	656,207
	Gap, Inc. (The)	16,111	358,309
	Home Depot, Inc. (The)	87,702	11,285,493
	L Brands, Inc.	17,156	1,214,130
	Lowe's Cos., Inc.	62,084	4,483,086
	O'Reilly Automotive, Inc. (a)	6,744	1,889,062
	Ross Stores, Inc.	28,149	1,809,981
	Signet Jewelers, Ltd.	5,366	399,928
	Staples, Inc.	45,264	387,007
	Tiffany & Co.	7,624	553,731
	TJX Cos., Inc. (The)	46,609	3,485,421
	Tractor Supply Co.	9,447	636,255
	Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,161	990,235
	Urban Outfitters, Inc. (a)	6,319	218,132
			32,930,530
	Technology Hardware, Storage & Peripherals 3.5%
¤	Apple, Inc. (b)	382,474	43,238,686
	Hewlett Packard Enterprise Co.	117,690	2,677,447
	HP, Inc.	121,931	1,893,588
	NetApp, Inc.	19,767	708,054
	Seagate Technology PLC	21,030	810,707
	Western Digital Corp.	20,177	1,179,749
			50,508,231
	Textiles, Apparel & Luxury Goods 0.7%
	Coach, Inc.	19,517	713,541
	Hanesbrands, Inc.	26,736	675,084
	Michael Kors Holdings, Ltd. (a)	11,996	561,293
	NIKE, Inc. Class B	95,807	5,044,239
	PVH Corp.	5,805	641,452
	Ralph Lauren Corp.	4,002	404,762
	Under Armour, Inc. (a)
	Class A	12,829	496,226
	Class C	12,920	437,471
	VF Corp.	23,551	1,320,034
			10,294,102
	Tobacco 1.5%
	Altria Group, Inc.	138,563	8,761,338
	Philip Morris International, Inc.	110,204	10,714,033
	Reynolds American, Inc.	58,633	2,764,546
			22,239,917
	Trading Companies & Distributors 0.1%
	Fastenal Co.	20,374	851,226
	United Rentals, Inc. (a)	6,268	491,975
	W.W. Grainger, Inc.	3,946	887,219
			2,230,420
	Water Utilities 0.1%
	American Water Works Co., Inc.	12,572	940,888

	Total Common Stocks (Cost $521,950,341)		1,329,956,997	(c)

	Principal Amount
Short-Term Investments 7.8%
U.S. Government & Federal Agencies 7.8%
United States Treasury Bills 7.8%
0.225%, due 10/6/16 (d)	$100,100,001	100,096,407
0.237%, due 10/27/16 (b)(d)	4,000,000	3,999,324
0.105%, due 12/15/16 (d)	7,400,000	7,397,262
Total Short-Term Investments (Cost $111,492,708)		111,492,993
Total Investments (Cost $633,443,049) (e)	100.0%	1,441,449,990
Other Assets, Less Liabilities	0.0 ‡	584,757
Net Assets	100.0%	$1,442,034,747

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2016, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Represents a security which was maintained at the broker as collateral for futures contracts.
(c)	The combined market value of common stocks and notional amount of Standard & Poor's 500 Index futures contracts represents 100.0% of the Portfolio's net assets.
(d)	Interest rate shown represents yield to maturity.
(e)	As of September 30, 2016, cost was $655,428,628 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$822,454,618
Gross unrealized depreciation	(36,433,256)
Net unrealized appreciation	$786,021,362

The following abbreviation is used in the preceding pages:

As of September 30, 2016, the Portfolio held the following futures contracts[1]:

Type	Number of Contracts Long	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
Standard & Poor's 500 Index Mini	1,039	December 2016	$112,232,780	$2,305,895
			$112,232,780	$2,305,895

1. As of September 30, 2016, cash in the amount of $4,675,500 was on deposit with a broker for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2016.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,329,956,997	$—	$—	$1,329,956,997
Short-Term Investments
U.S. Government	—	111,492,993	—	111,492,993
Total Investments in Securities	1,329,956,997	111,492,993	—	1,441,449,990
Other Financial Instruments
Futures Contracts (b)	2,305,895	—	—	2,305,895
Total Investments in Securities and Other Financial Instruments	$1,332,262,892	$111,492,993	$—	$1,443,755,885

(a)	For complete listing of investments, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2016, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP T. Rowe Price Equity Income Portfolio

Portfolio of Investments September 30, 2016 (Unaudited)

	Principal Amount	Value
Corporate Bonds 0.2% †
Pharmaceuticals 0.0%‡
Valeant Pharmaceuticals International, Inc.
6.375%, due 10/15/20 (a)	$89,000	$83,438
7.00%, due 10/1/20 (a)	75,000	72,750
5.875%, due 5/15/23 (a)	163,000	140,587
		296,775

Technology Hardware, Storage & Peripherals 0.2%
Western Digital Corp. 10.50%, due 4/1/24 (a)	1,186,000	1,375,760
Total Corporate Bonds (Cost $1,465,690)		1,672,535

		Shares
	Common Stocks 96.5%
	Aerospace & Defense 2.1%
¤	Boeing Co. (The)	110,500	14,557,270
	United Technologies Corp.	17,300	1,757,680
			16,314,950
	Air Freight & Logistics 0.9%
	United Parcel Service, Inc. Class B	64,300	7,031,848

	Airlines 0.3%
	Southwest Airlines Co.	60,500	2,352,845

	Auto Components 1.9%
¤	Johnson Controls International PLC	324,504	15,099,171

	Automobiles 0.4%
	General Motors Co.	105,708	3,358,343

	Banks 8.7%
	Bank of America Corp.	431,800	6,757,670
	Citigroup, Inc.	205,800	9,719,934
	Fifth Third Bancorp	263,500	5,391,210
¤	JPMorgan Chase & Co.	354,500	23,606,155
	KeyCorp	328,400	3,996,628
	PNC Financial Services Group, Inc.	62,600	5,639,634
	Royal Bank of Scotland Group PLC (b)	1,185,387	2,747,152
	U.S. Bancorp	53,200	2,281,748
	Wells Fargo & Co.	186,500	8,258,220
			68,398,351
	Beverages 1.8%
	Diageo PLC	173,214	4,962,821
	PepsiCo, Inc.	85,300	9,278,081
			14,240,902
	Biotechnology 0.5%
	Gilead Sciences, Inc.	50,200	3,971,824

	Capital Markets 6.3%
	Ameriprise Financial, Inc.	97,500	9,727,575
	Bank of New York Mellon Corp. (The)	152,800	6,093,664
¤	Morgan Stanley	413,900	13,269,634
	Northern Trust Corp.	138,600	9,423,414
	Och-Ziff Capital Management Group LLC Class A	65,500	284,270
	State Street Corp.	151,900	10,576,797
			49,375,354
	Chemicals 2.1%
	CF Industries Holdings, Inc.	196,300	4,779,905
	E.I. du Pont de Nemours & Co.	172,300	11,538,931
			16,318,836
	Communications Equipment 2.6%
	Cisco Systems, Inc.	316,600	10,042,552
	Harris Corp.	114,589	10,497,498
			20,540,050
	Construction Materials 0.8%
	Vulcan Materials Co.	53,900	6,130,047

	Consumer Finance 1.3%
	American Express Co.	157,900	10,111,916

	Containers & Packaging 1.3%
	International Paper Co.	183,200	8,789,936
	WestRock Co.	20,398	988,895
			9,778,831
	Diversified Telecommunication Services 2.4%
	CenturyLink, Inc.	140,600	3,856,658
	Telefonica S.A.	287,417	2,910,670
	Verizon Communications, Inc.	232,975	12,110,041
			18,877,369
	Electric Utilities 5.5%
	Edison International	98,600	7,123,850
	Entergy Corp.	64,423	4,943,177
	Exelon Corp.	207,300	6,901,017
	FirstEnergy Corp.	221,200	7,317,296
	Great Plains Energy, Inc.	7,521	205,248
	PG&E Corp.	164,300	10,050,231
	Xcel Energy, Inc.	148,900	6,125,746
			42,666,565
	Electrical Equipment 1.1%
	Emerson Electric Co.	151,900	8,280,069

	Electronic Equipment, Instruments & Components 0.4%
	TE Connectivity, Ltd.	46,700	3,006,546

	Food & Staples Retailing 0.9%
	Wal-Mart Stores, Inc.	98,000	7,067,760

	Food Products 1.8%
	Archer-Daniels-Midland Co.	218,500	9,214,145
	Kellogg Co.	54,600	4,229,862
	McCormick & Co., Inc.	7,800	779,376
			14,223,383
	Health Care Equipment & Supplies 1.1%
	Becton Dickinson & Co.	34,500	6,200,685
	Medtronic PLC	26,700	2,306,880
			8,507,565
	Health Care Providers & Services 1.2%
	Anthem, Inc.	75,108	9,411,784

	Hotels, Restaurants & Leisure 1.9%
	Carnival Corp.	107,700	5,257,914
	Las Vegas Sands Corp.	159,900	9,200,646
			14,458,560
	Independent Power & Renewable Electricity Producers 1.1%
	AES Corp.	696,700	8,952,595

	Industrial Conglomerates 1.9%
¤	General Electric Co.	504,900	14,955,138

	Insurance 5.1%
	Chubb, Ltd.	11,358	1,427,133
	Loews Corp.	296,500	12,200,975
	Marsh & McLennan Cos., Inc.	139,400	9,374,650
	MetLife, Inc.	267,200	11,871,696
	Willis Towers Watson PLC	21,643	2,873,541
	XL Group, Ltd.	65,600	2,206,128
			39,954,123
	Leisure Products 1.0%
	Mattel, Inc.	250,200	7,576,056

	Machinery 3.4%
	Cummins, Inc.	38,500	4,933,775
	Deere & Co.	40,500	3,456,675
	Flowserve Corp.	86,705	4,182,649
	Illinois Tool Works, Inc.	71,100	8,520,624
	Pentair PLC	82,600	5,306,224
			26,399,947
	Media 3.8%
	Comcast Corp. Class A	137,100	9,095,214
	News Corp. Class A	480,100	6,711,798
	Time Warner, Inc.	11,600	923,476
	Twenty-First Century Fox, Inc. Class B	369,500	9,141,430
	Walt Disney Co. (The)	43,700	4,057,982
			29,929,900
	Metals & Mining 0.6%
	Nucor Corp.	101,700	5,029,065

	Multi-Utilities 1.2%
	NiSource, Inc.	382,000	9,210,020

	Multiline Retail 1.4%
	Kohl's Corp.	152,100	6,654,375
	Macy's, Inc.	114,900	4,257,045
			10,911,420
	Oil, Gas & Consumable Fuels 11.0%
	Anadarko Petroleum Corp.	12,100	766,656
	Apache Corp.	130,560	8,338,867
	Canadian Natural Resources, Ltd.	207,200	6,638,688
	Chevron Corp.	79,300	8,161,556
	EQT Corp.	34,670	2,517,735
¤	Exxon Mobil Corp.	228,100	19,908,568
	Hess Corp.	137,600	7,378,112
	Occidental Petroleum Corp.	79,200	5,775,264
	Prairiesky Royalty, Ltd.	6,082	124,009
	Royal Dutch Shell PLC Class A, Sponsored ADR	249,800	12,507,486
	Targa Resources Corp.	12,500	613,875
¤	Total S.A.	275,844	13,067,184
			85,798,000
	Personal Products 0.5%
	Avon Products, Inc.	304,600	1,724,036
	Coty, Inc. Class A (b)	92,493	2,173,586
			3,897,622
	Pharmaceuticals 6.3%
	Bristol-Myers Squibb Co.	108,700	5,861,104
	GlaxoSmithKline PLC	220,273	4,690,875
¤	Johnson & Johnson	120,100	14,187,413
	Merck & Co., Inc.	119,900	7,482,959
¤	Pfizer, Inc.	495,400	16,779,198
			49,001,549
	Real Estate Investment Trusts 2.0%
	Equity Residential	62,700	4,033,491
	Rayonier, Inc.	183,700	4,875,398
	Weyerhaeuser Co.	213,900	6,831,966
			15,740,855
	Road & Rail 1.1%
	Canadian Pacific Railway, Ltd.	8,000	1,221,600
	Norfolk Southern Corp.	7,100	689,126
	Union Pacific Corp.	69,200	6,749,076
			8,659,802
	Semiconductors & Semiconductor Equipment 4.7%
	Analog Devices, Inc.	101,300	6,528,785
	Applied Materials, Inc.	323,800	9,762,570
	QUALCOMM, Inc.	161,800	11,083,300
	Texas Instruments, Inc.	128,700	9,032,166
			36,406,821
	Software 2.3%
	CA, Inc.	41,900	1,386,052
¤	Microsoft Corp.	285,100	16,421,760
			17,807,812
	Specialty Retail 0.1%
	Staples, Inc.	79,100	676,305

	Technology Hardware, Storage & Peripherals 1.2%
	Apple, Inc.	25,600	2,894,080
	Western Digital Corp.	115,300	6,741,591
			9,635,671
	Tobacco 0.2%
	Philip Morris International, Inc.	16,600	1,613,852

	Wireless Telecommunication Services 0.3%
	Vodafone Group PLC	896,401	2,576,446
	Total Common Stocks (Cost $674,875,715)		754,255,868

	Convertible Preferred Stocks 0.8%
	Electric Utilities 0.7%
	Great Plains Energy, Inc. 7.00%	23,813	1,226,131
	Nextera Energy, Inc. 6.123%	83,686	4,167,563
			5,393,694
	Multi-Utilities 0.1%
	DTE Energy Co. 6.50%	20,861	1,084,772
	Total Convertible Preferred Stocks (Cost $6,326,612)		6,478,466

	Principal Amount
Short-Term Investment 2.1%
Repurchase Agreement 2.1%
Fixed Income Clearing Corp. 0.03%, dated 9/30/16 due 10/3/16 Proceeds at Maturity $16,119,630 (Collateralized by a United States Treasury Note with a rate of 2.00% and a maturity date of 7/31/20, with a Principal Amount of $15,810,000 and a Market Value of $16,442,400)	$16,119,590	16,119,590
Total Short-Term Investment (Cost $16,119,590)		16,119,590
Total Investments (Cost $698,787,607) (c)	99.6%	778,526,459
Other Assets, Less Liabilities	0.4	3,499,519
Net Assets	100.0%	$782,025,978

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	As of September 30, 2016, cost was $699,889,569 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$105,519,828
Gross unrealized depreciation	(26,882,938)
Net unrealized appreciation	$78,636,890

The following abbreviation is used in the preceding pages:

ADR — American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Corporate Bonds	$—	$1,672,535	$—	$1,672,535
Common Stocks	754,255,868	—	—	754,255,868
Convertible Preferred Stocks	6,478,466	—	—	6,478,466
Short-Term Investment
Repurchase Agreement	—	16,119,590	—	16,119,590
Total Investments in Securities	$760,734,334	$17,792,125	$—	$778,526,459

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements. (See Note 2)

As of September 30, 2016, the Portfolio did not hold any investments with significant unobservable inputs (Level 3). (See Note 2)

MainStay VP Unconstrained Bond Portfolio

Portfolio of Investments September 30, 2016 (Unaudited)

		Principal Amount		Value
	Asset-Backed Securities 0.1%
	Home Equity 0.1%
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.584%, due 10/25/36 (a)		$43,740	$42,675
	Citigroup Mortgage Loan Trust Series 2007-AHL2, Class A3A 0.594%, due 5/25/37 (a)		33,152	24,099
	First NLC Trust Series 2007-1, Class A1 0.594%, due 8/25/37 (a)(b)		85,697	48,245
	GSAA Home Equity Trust Series 2006-14, Class A1 0.574%, due 9/25/36 (a)		178,002	90,936
	Home Equity Loan Trust Series 2007-FRE1, Class 2AV1 0.654%, due 4/25/37 (a)		16,359	15,959
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.624%, due 4/25/37 (a)		817	587
	JPMorgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF1 0.624%, due 3/25/47 (a)		32,806	17,622
	MASTR Asset Backed Securities Trust Series 2006-HE4, Class A1 0.574%, due 11/25/36 (a)		22,408	10,557
	Morgan Stanley ABS Capital I Trust
	Series 2006-HE6, Class A2B 0.624%, due 9/25/36 (a)		79,420	39,221
	Series 2006-HE8, Class A2B 0.624%, due 10/25/36 (a)		40,639	23,083
	Series 2007-HE4, Class A2A 0.634%, due 2/25/37 (a)		21,423	10,166
	Series 2007-NC2, Class A2FP 0.674%, due 2/25/37 (a)		81,032	48,478
	Renaissance Home Equity Loan Trust Series 2007-2, Class AF1 5.893%, due 6/25/37 (c)		203,061	101,709
	Securitized Asset Backed Receivables LLC Trust Series 2007-BR4, Class A2A 0.614%, due 5/25/37 (a)		95,488	58,654
	Soundview Home Equity Loan Trust
	Series 2007-OPT1, Class 2A1 0.604%, due 6/25/37 (a)		83,080	53,881
	Series 2006-EQ2, Class A2 0.634%, due 1/25/37 (a)		51,840	37,038
	Specialty Underwriting & Residential Finance Trust Series 2006-BC4, Class A2B 0.634%, due 9/25/37 (a)		556,680	280,277
				903,187
	Student Loans 0.0%‡
	KeyCorp Student Loan Trust Series 2000-A, Class A2 0.982%, due 5/25/29 (a)		190,954	183,216

	Total Asset-Backed Securities (Cost $1,415,248)			1,086,403

	Convertible Bonds 0.4%
	Commercial Services 0.0%‡
	Live Nation Entertainment, Inc. 2.50%, due 5/15/19		240,000	261,150

	Health Care - Products 0.2%
	Danaher Corp. (zero coupon), due 1/22/21		266,000	797,169
	Teleflex, Inc. 3.875%, due 8/1/17		322,000	881,273
				1,678,442
	Health Care - Services 0.0%‡
	Anthem, Inc. 2.75%, due 10/15/42		160,000	281,000

	Internet 0.1%
	Priceline Group, Inc. (The) 1.00%, due 3/15/18		305,000	484,188
	Yahoo!, Inc. (zero coupon), due 12/1/18		275,000	282,906
				767,094
	Oil & Gas Services 0.1%
	Helix Energy Solutions Group, Inc. 3.25%, due 3/15/32		381,000	360,759

	Pharmaceuticals 0.0%‡
	Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26		295,000	353,447

	Real Estate Investment Trusts 0.0%‡
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (b)		250,000	349,375

	Software 0.0%‡
	Salesforce.com, Inc. 0.25%, due 4/1/18		190,000	227,644

	Total Convertible Bonds (Cost $3,068,810)			4,278,911

	Corporate Bonds 75.5%
	Advertising 0.4%
	Lamar Media Corp.
	5.00%, due 5/1/23		900,000	949,500
	5.375%, due 1/15/24		2,925,000	3,071,250
				4,020,750
	Aerospace & Defense 1.1%
	KLX, Inc. 5.875%, due 12/1/22 (b)		3,685,000	3,813,975
	Orbital ATK, Inc. 5.50%, due 10/1/23		2,885,000	3,022,037
	TransDigm, Inc. 6.00%, due 7/15/22		2,155,000	2,273,525
	Triumph Group, Inc. 4.875%, due 4/1/21		1,975,000	1,891,063
				11,000,600
	Agriculture 0.5%
	Bunge, Ltd. Finance Corp. 3.50%, due 11/24/20		4,435,000	4,638,611

	Airlines 1.1%
	American Airlines Pass-Through Trust
	Series 2015-2, Class AA, Pass Through Trust 3.60%, due 3/22/29		976,347	1,034,927
	Series 2015-2, Class A, Pass Through Trust 4.00%, due 3/22/29		976,352	1,037,373
	Continental Airlines, Inc.
	Series 2007-1, Class A 5.983%, due 10/19/23		644,922	727,150
	Series 2003-ERJ1 7.875%, due 1/2/20		88,255	91,565
	Series 2004-ERJ1 9.558%, due 3/1/21		11,194	11,992
	Series 2005-ERJ1 9.798%, due 10/1/22		430,704	475,928
	Delta Air Lines, Inc.
	Series 2011-1, Class A, Pass Through Trust 5.30%, due 10/15/20		206,391	220,839
	Series 2010-1, Class A, Pass Through Trust 6.20%, due 1/2/20		48,528	51,561
	Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 5/1/21		64,750	73,491
	U.S. Airways Group, Inc.
	Series 2012-1, Class A, Pass Through Trust 5.90%, due 4/1/26		1,502,157	1,727,480
	Series 2010-1, Class A, Pass Through Trust 6.25%, due 10/22/24		1,117,389	1,265,443
	United Airlines, Inc.
	Series 2014-2, Class B, Pass Through Trust 4.625%, due 3/3/24		1,582,397	1,606,133
	Series 2007-1 6.636%, due 1/2/24		2,264,437	2,411,625
	Series 2009-2, Class A 9.75%, due 7/15/18		43,263	44,267
				10,779,774
	Auto Manufacturers 0.8%
	Ford Holdings LLC 9.30%, due 3/1/30		215,000	311,861
	Ford Motor Co.
	6.625%, due 10/1/28		51,000	64,069
	7.45%, due 7/16/31		614,000	812,135
	8.90%, due 1/15/32		135,000	190,194
	Ford Motor Credit Co. LLC 8.125%, due 1/15/20		1,584,000	1,870,704
	General Motors Financial Co., Inc. 3.45%, due 4/10/22		4,000,000	4,057,228
	Navistar International Corp. 8.25%, due 11/1/21		845,000	836,550
				8,142,741
	Auto Parts & Equipment 2.1%
	Dana, Inc. 5.375%, due 9/15/21		4,450,000	4,628,000
	Goodyear Tire & Rubber Co. (The) 7.00%, due 5/15/22		4,040,000	4,282,400
	MPG Holdco I, Inc. 7.375%, due 10/15/22		3,900,000	3,987,750
	Schaeffler Finance B.V.
	4.75%, due 5/15/21 (b)		2,000,000	2,071,000
	4.75%, due 5/15/23 (b)		2,195,000	2,271,825
	ZF North America Capital, Inc. 4.50%, due 4/29/22 (b)		3,380,000	3,584,084
				20,825,059
	Banks 10.7%
¤	Bank of America Corp.
	1.162%, due 5/6/19 (a)	EUR	1,000,000	1,142,255
	3.50%, due 4/19/26		$5,700,000	5,923,497
	4.875%, due 4/1/44		515,000	596,848
	5.00%, due 1/21/44		1,605,000	1,889,477
	5.125%, due 12/29/49 (a)		2,010,000	1,974,825
	5.625%, due 7/1/20		1,390,000	1,560,357
	5.875%, due 2/7/42		465,000	606,222
	6.11%, due 1/29/37		1,438,000	1,757,519
	6.30%, due 12/29/49 (a)		1,810,000	1,966,113
	7.625%, due 6/1/19		95,000	109,023
	8.57%, due 11/15/24		455,000	592,511
	Barclays Bank PLC 5.14%, due 10/14/20		4,249,000	4,600,932
	Capital One Financial Corp.
	4.20%, due 10/29/25		470,000	490,347
	5.55%, due 12/29/49 (a)		4,045,000	4,115,787
	CIT Group, Inc.
	3.875%, due 2/19/19		810,000	827,213
	4.25%, due 8/15/17		1,930,000	1,966,188
	5.25%, due 3/15/18		1,780,000	1,855,650
¤	Citigroup, Inc.
	2.50%, due 7/29/19		2,540,000	2,591,689
	4.65%, due 7/30/45		1,890,000	2,133,131
	5.50%, due 9/13/25		2,710,000	3,090,584
	6.30%, due 12/29/49 (a)		4,290,000	4,407,975
	Citizens Bank N.A. 2.55%, due 5/13/21		1,145,000	1,165,381
	Citizens Financial Group, Inc.
	4.15%, due 9/28/22 (b)		1,450,000	1,500,917
	4.30%, due 12/3/25		2,550,000	2,675,646
	Discover Bank
	7.00%, due 4/15/20		1,005,000	1,146,124
	8.70%, due 11/18/19		420,000	484,510
¤	Goldman Sachs Group, Inc. (The)
	3.625%, due 1/22/23		2,813,000	2,972,064
	4.80%, due 7/8/44		2,700,000	3,036,714
	5.30%, due 12/29/49 (a)		2,537,000	2,600,425
	6.75%, due 10/1/37		4,225,000	5,379,735
	Huntington Bancshares, Inc. 3.15%, due 3/14/21		3,910,000	4,053,301
	JPMorgan Chase & Co.
	4.95%, due 6/1/45		1,025,000	1,148,141
	6.125%, due 12/29/49 (a)		2,660,000	2,813,775
	6.40%, due 5/15/38		920,000	1,267,774
¤	Morgan Stanley
	4.30%, due 1/27/45		3,710,000	3,971,314
	4.875%, due 11/1/22		1,931,000	2,129,822
	5.00%, due 11/24/25		3,450,000	3,849,165
	5.45%, due 12/31/49 (a)		2,600,000	2,608,684
	6.375%, due 7/24/42		595,000	810,741
	Royal Bank of Scotland Group PLC
	5.125%, due 5/28/24		3,589,000	3,592,804
	6.00%, due 12/19/23		205,000	213,655
	6.125%, due 12/15/22		970,000	1,027,826
	Toronto-dominion Bank (The) 1.80%, due 7/13/21		4,695,000	4,677,422
	Wachovia Corp. 5.50%, due 8/1/35		655,000	762,465
	Wells Fargo & Co.
	4.90%, due 11/17/45		115,000	126,616
	5.375%, due 11/2/43		775,000	899,738
	5.875%, due 12/29/49 (a)		595,000	645,575
	5.90%, due 12/29/49 (a)		3,270,000	3,388,537
	Wells Fargo Bank N.A. 5.85%, due 2/1/37		300,000	375,962
	Wells Fargo Capital X 5.95%, due 12/1/86		1,925,000	2,112,688
				105,635,664
	Beverages 1.0%
¤	Anheuser-Busch InBev Finance, Inc.
	3.65%, due 2/1/26		4,185,000	4,494,690
	4.90%, due 2/1/46		2,000,000	2,379,562
	Constellation Brands, Inc. 4.25%, due 5/1/23		2,985,000	3,160,369
				10,034,621
	Biotechnology 0.6%
	Biogen, Inc. 3.625%, due 9/15/22		3,560,000	3,813,098
	Gilead Sciences, Inc. 4.50%, due 2/1/45		2,000,000	2,135,722
				5,948,820
	Building Materials 2.0%
	Fortune Brands Home & Security, Inc. 4.00%, due 6/15/25		4,630,000	4,970,449
	Masco Corp.
	4.375%, due 4/1/26		1,745,000	1,836,612
	7.125%, due 3/15/20		1,100,000	1,265,000
	Masonite International Corp. 5.625%, due 3/15/23 (b)		4,000,000	4,220,000
	Standard Industries, Inc. 5.375%, due 11/15/24 (b)		4,290,000	4,418,700
	USG Corp.
	5.50%, due 3/1/25 (b)		320,000	343,200
	5.875%, due 11/1/21 (b)		1,451,000	1,518,109
	6.30%, due 11/15/16		280,000	281,260
	9.50%, due 1/15/18		582,000	632,052
				19,485,382
	Chemicals 1.5%
	Air Liquide Finance S.A.
	1.375%, due 9/27/19 (b)		2,780,000	2,779,903
	1.75%, due 9/27/21 (b)		1,895,000	1,888,000
	Ashland LLC 4.75%, due 8/15/22		2,525,000	2,626,000
	Dow Chemical Co. (The) 8.55%, due 5/15/19		197,000	231,051
	Huntsman International LLC 5.125%, due 11/15/22		1,925,000	2,002,000
	PQ Corp. 6.75%, due 11/15/22 (b)		2,095,000	2,220,700
	W.R. Grace & Co. 5.125%, due 10/1/21 (b)		2,915,000	3,097,187
				14,844,841
	Commercial Services 1.0%
	Hertz Corp. (The) 6.25%, due 10/15/22		2,245,000	2,312,350
	Service Corp. International 5.375%, due 1/15/22		3,699,000	3,846,960
	United Rentals North America, Inc.
	4.625%, due 7/15/23		1,350,000	1,383,750
	5.75%, due 11/15/24		1,000,000	1,037,500
	6.125%, due 6/15/23		1,489,000	1,561,589
				10,142,149
	Computers 0.9%
	Apple, Inc.
	1.55%, due 8/4/21		1,620,000	1,617,194
	3.85%, due 8/4/46		1,170,000	1,196,632
	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 6.02%, due 6/15/26 (b)		625,000	685,189
	NCR Corp.
	5.00%, due 7/15/22		3,545,000	3,624,763
	6.375%, due 12/15/23		1,300,000	1,374,750
				8,498,528
	Electric 1.5%
	Calpine Corp. 5.75%, due 1/15/25		4,300,000	4,246,250
	Duquesne Light Holdings, Inc. 5.90%, due 12/1/21 (b)		1,494,000	1,738,731
	FirstEnergy Transmission LLC
	4.35%, due 1/15/25 (b)		1,675,000	1,796,158
	5.45%, due 7/15/44 (b)		2,370,000	2,651,127
	Great Plains Energy, Inc.
	4.85%, due 6/1/21		1,455,000	1,592,586
	5.292%, due 6/15/22 (c)		795,000	889,951
	Puget Energy, Inc. 5.625%, due 7/15/22		585,000	673,222
	WEC Energy Group, Inc. 6.25%, due 5/15/67 (a)		1,860,340	1,606,869
				15,194,894
	Electronics 0.4%
	Honeywell International, Inc. 5.375%, due 3/1/41		3,000,000	3,996,501

	Entertainment 0.8%
	International Game Technology PLC 6.25%, due 2/15/22 (b)		2,595,000	2,750,700
	Isle of Capri Casinos, Inc.
	5.875%, due 3/15/21		422,000	440,462
	8.875%, due 6/15/20		2,750,000	2,908,125
	Mohegan Tribal Gaming Authority 9.75%, due 9/1/21		1,321,000	1,425,029
				7,524,316
	Finance - Auto Loans 0.6%
¤	Ally Financial, Inc.
	3.50%, due 1/27/19		3,175,000	3,202,781
	8.00%, due 11/1/31		2,565,000	3,161,363
				6,364,144
	Finance - Consumer Loans 1.7%
	Navient Corp.
	5.00%, due 10/26/20		510,000	502,988
	8.00%, due 3/25/20		1,598,000	1,713,855
	OneMain Financial Holdings, Inc. 7.25%, due 12/15/21 (b)		4,665,000	4,904,081
	Springleaf Finance Corp.
	5.25%, due 12/15/19		1,140,000	1,164,225
	6.00%, due 6/1/20		2,050,000	2,098,687
	7.75%, due 10/1/21		1,940,000	2,034,575
	Synchrony Financial 4.50%, due 7/23/25		4,000,000	4,227,008
				16,645,419
	Finance - Credit Card 0.0%‡
	Discover Financial Services 3.85%, due 11/21/22		300,000	311,214

	Finance - Investment Banker/Broker 0.1%
	Jefferies Group LLC
	5.125%, due 1/20/23		143,000	152,351
	6.45%, due 6/8/27		750,000	849,075
				1,001,426
	Finance - Leasing Companies 0.8%
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 4.625%, due 10/30/20		3,585,000	3,764,250
	Air Lease Corp. 2.125%, due 1/15/20		2,215,000	2,210,391
	International Lease Finance Corp. 5.875%, due 4/1/19		1,385,000	1,483,681
				7,458,322
	Food 2.4%
	Ingredion, Inc. 3.20%, due 10/1/26		1,935,000	1,973,621
	Kerry Group Financial Services 3.20%, due 4/9/23 (b)		2,151,000	2,150,613
	Kraft Heinz Foods Co.
	4.875%, due 2/15/25 (b)		2,252,000	2,483,472
	5.00%, due 6/4/42		1,840,000	2,114,134
	Kroger Co. (The) 1.50%, due 9/30/19		2,805,000	2,800,293
	Pilgrim's Pride Corp. 5.75%, due 3/15/25 (b)		2,705,000	2,786,150
	Smithfield Foods, Inc.
	6.625%, due 8/15/22		2,485,000	2,627,888
	7.75%, due 7/1/17		794,000	823,775
	Sysco Corp. 3.30%, due 7/15/26		1,735,000	1,798,563
	Whole Foods Market, Inc. 5.20%, due 12/3/25 (b)		4,210,000	4,572,460
				24,130,969
	Food Services 0.5%
	Aramark Services, Inc.
	4.75%, due 6/1/26 (b)		2,790,000	2,803,950
	5.125%, due 1/15/24 (b)		1,555,000	1,617,200
	5.75%, due 3/15/20		589,000	605,197
				5,026,347
	Forest Products & Paper 0.3%
	Domtar Corp. 10.75%, due 6/1/17		201,000	212,561
	Georgia-Pacific LLC 8.00%, due 1/15/24		2,180,000	2,890,224
	International Paper Co. 7.30%, due 11/15/39		157,000	207,827
				3,310,612
	Gas 0.3%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp. 5.625%, due 5/20/24		2,754,000	2,919,240

	Hand & Machine Tools 0.1%
	Milacron LLC / Mcron Finance Corp. 7.75%, due 2/15/21 (b)		750,000	780,000

	Health Care - Products 1.6%
	Alere, Inc.
	6.50%, due 6/15/20		1,969,000	1,969,000
	7.25%, due 7/1/18		790,000	807,775
	Baxter International, Inc. 2.60%, due 8/15/26		6,085,000	6,014,730
	Hologic, Inc. 5.25%, due 7/15/22 (b)		3,840,000	4,075,200
	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC
	4.875%, due 4/15/20 (b)		425,000	433,500
	5.75%, due 8/1/22 (b)		1,405,000	1,385,681
	Zimmer Biomet Holdings, Inc. 2.70%, due 4/1/20		1,190,000	1,215,977
				15,901,863
	Health Care - Services 1.6%
	DaVita, Inc. 5.75%, due 8/15/22		4,225,000	4,425,687
	HCA, Inc.
	5.00%, due 3/15/24		3,450,000	3,639,750
	5.875%, due 3/15/22		1,000,000	1,102,500
	7.50%, due 2/15/22		1,350,000	1,549,125
	Tenet Healthcare Corp.
	4.35%, due 6/15/20 (a)		3,250,000	3,266,575
	6.00%, due 10/1/20		1,545,000	1,633,838
				15,617,475
	Home Builders 4.0%
	Beazer Homes USA, Inc.
	5.75%, due 6/15/19		1,114,000	1,158,560
	7.25%, due 2/1/23		1,250,000	1,243,750
	CalAtlantic Group, Inc.
	5.875%, due 11/15/24		800,000	856,000
	6.25%, due 12/15/21		1,150,000	1,263,562
	8.375%, due 5/15/18		885,000	969,075
	8.375%, due 1/15/21		1,100,000	1,306,250
¤	D.R. Horton, Inc. 3.75%, due 3/1/19		3,905,000	4,066,081
	4.375%, due 9/15/22		3,350,000	3,601,250
	K Hovnanian Enterprises, Inc.
	7.00%, due 1/15/19 (b)		1,365,000	924,788
	7.25%, due 10/15/20 (b)		970,000	853,600
	KB Home
	7.50%, due 9/15/22		1,760,000	1,909,600
	8.00%, due 3/15/20		1,925,000	2,143,969
	Lennar Corp.
	4.50%, due 6/15/19		2,970,000	3,111,075
	4.50%, due 11/15/19		1,300,000	1,369,875
	6.95%, due 6/1/18		46,000	49,163
	MDC Holdings, Inc.
	5.50%, due 1/15/24		2,425,000	2,534,125
	5.625%, due 2/1/20		1,072,000	1,151,757
	Shea Homes, L.P. / Shea Homes Funding Corp. 5.875%, due 4/1/23 (b)		4,495,000	4,495,000
	Toll Brothers Finance Corp. 5.875%, due 2/15/22		2,475,000	2,722,500
	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 4.375%, due 6/15/19		4,230,000	4,351,612
				40,081,592
	Household Products & Wares 0.1%
	Spectrum Brands, Inc. 5.75%, due 7/15/25		1,265,000	1,366,200

	Housewares 0.6%
	Newell Brands, Inc. 3.85%, due 4/1/23		6,000,000	6,386,796

	Insurance 3.6%
	Allstate Corp. (The) 6.50%, due 5/15/67 (a)		3,047,000	3,542,137
	Berkshire Hathaway Finance Corp. 1.45%, due 3/7/18		3,895,000	3,913,595
	Chubb Corp. (The) 6.375%, due 3/29/67 (a)		2,495,000	2,370,500
	Genworth Holdings, Inc.
	4.90%, due 8/15/23		1,835,000	1,527,638
	7.20%, due 2/15/21		450,000	431,438
	Liberty Mutual Group, Inc.
	7.80%, due 3/7/87 (b)		102,000	119,340
	10.75%, due 6/15/88 (a)(b)		987,000	1,500,240
	Lincoln National Corp. 3.162%, due 5/17/66 (a)		7,583,000	5,952,655
	Markel Corp. 5.00%, due 4/5/46		2,600,000	2,830,149
	Oil Insurance, Ltd. 3.82%, due 12/29/49 (a)(b)		1,648,000	1,318,400
	Pacific Life Insurance Co. 9.25%, due 6/15/39 (b)		1,046,000	1,627,962
	Protective Life Corp. 8.45%, due 10/15/39		1,564,000	2,206,860
	Prudential Financial, Inc. 5.625%, due 6/15/43 (a)		1,245,000	1,343,106
	Validus Holdings, Ltd. 8.875%, due 1/26/40		1,655,000	2,312,035
	Voya Financial, Inc.
	2.90%, due 2/15/18		378,000	385,095
	3.65%, due 6/15/26		410,000	408,157
	XLIT, Ltd.
	4.45%, due 3/31/25		2,665,000	2,705,159
	6.50%, due 10/29/49 (a)		1,516,000	1,136,788
				35,631,254
	Internet 1.0%
	Match Group, Inc. 6.75%, due 12/15/22		1,760,000	1,872,200
	Priceline Group, Inc. (The) 3.60%, due 6/1/26		3,935,000	4,125,753
	VeriSign, Inc. 4.625%, due 5/1/23		3,670,000	3,720,463
				9,718,416
	Iron & Steel 1.3%
	AK Steel Corp.
	7.625%, due 5/15/20		800,000	780,000
	7.625%, due 10/1/21		2,860,000	2,745,600
	ArcelorMittal
	7.25%, due 2/25/22		1,575,000	1,787,625
	8.00%, due 10/15/39		1,500,000	1,620,000
	Cliffs Natural Resources, Inc. 5.90%, due 3/15/20		760,000	661,200
	Steel Dynamics, Inc. 5.25%, due 4/15/23		2,100,000	2,178,750
	Vale Overseas, Ltd. 6.25%, due 8/10/26		2,780,000	2,904,266
				12,677,441
	Leisure Time 0.4%
	NCL Corp., Ltd. 5.25%, due 11/15/19 (b)		1,125,000	1,136,250
	Royal Caribbean Cruises, Ltd.
	5.25%, due 11/15/22		1,850,000	2,011,875
	7.25%, due 3/15/18		600,000	642,750
				3,790,875
	Lodging 1.6%
	Boyd Gaming Corp.
	6.375%, due 4/1/26 (b)		1,601,000	1,717,072
	6.875%, due 5/15/23		967,000	1,046,778
	MGM Resorts International
	6.00%, due 3/15/23		2,300,000	2,495,500
	6.75%, due 10/1/20		1,194,000	1,337,280
	8.625%, due 2/1/19		475,000	535,563
	Starwood Hotels & Resorts Worldwide LLC
	6.75%, due 5/15/18		185,000	200,027
	7.15%, due 12/1/19		1,334,000	1,531,705
¤	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
	4.25%, due 5/30/23 (b)		1,150,000	1,104,000
	5.375%, due 3/15/22		3,275,000	3,393,719
	5.50%, due 3/1/25 (b)		2,790,000	2,824,875
				16,186,519
	Machinery - Construction & Mining 0.3%
	Terex Corp. 6.00%, due 5/15/21		2,465,000	2,520,462

	Machinery - Diversified 0.9%
	CNH Industrial Capital LLC 4.875%, due 4/1/21		4,355,000	4,627,188
	Zebra Technologies Corp. 7.25%, due 10/15/22		3,775,000	4,091,156
				8,718,344
	Media 3.5%
	Altice Luxembourg S.A. 7.75%, due 5/15/22 (b)		4,400,000	4,697,000
	CCO Holdings LLC / CCO Holdings Capital Corp. 5.25%, due 3/15/21		575,000	598,000
	Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.464%, due 7/23/22 (b)		4,270,000	4,607,595
	Clear Channel Worldwide Holdings, Inc.
	Series B 6.50%, due 11/15/22		3,921,000	4,082,741
	Series B 7.625%, due 3/15/20		1,300,000	1,288,625
	Comcast Corp. 3.40%, due 7/15/46		2,050,000	1,992,809
	Cox Communications, Inc. 6.95%, due 6/1/38 (b)		509,000	578,180
	CSC Holdings LLC
	5.50%, due 4/15/27 (b)		1,255,000	1,283,238
	6.625%, due 10/15/25 (b)		100,000	108,500
	DISH DBS Corp.
	4.25%, due 4/1/18		2,500,000	2,568,750
	6.75%, due 6/1/21		2,525,000	2,727,000
	Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23		740,000	961,466
	UPCB Finance IV, Ltd. 5.375%, due 1/15/25 (b)		5,335,000	5,359,808
	Virgin Media Secured Finance PLC 5.50%, due 1/15/25 (b)		2,985,000	3,052,162
	Walt Disney Co. (The) 0.875%, due 7/12/19		980,000	970,442
				34,876,316
	Metal Fabricate & Hardware 0.2%
	Novelis Corp.
	5.875%, due 9/30/26 (b)		1,165,000	1,192,669
	6.25%, due 8/15/24 (b)		330,000	350,212
				1,542,881
	Mining 0.5%
	Aleris International, Inc. 7.875%, due 11/1/20		1,372,000	1,389,150
	FMG Resources (August 2006) Pty, Ltd. 9.75%, due 3/1/22 (b)		3,005,000	3,485,800
				4,874,950
	Miscellaneous - Manufacturing 1.0%
	Amsted Industries, Inc.
	5.00%, due 3/15/22 (b)		1,860,000	1,869,300
	5.375%, due 9/15/24 (b)		2,100,000	2,089,500
	Bombardier, Inc. 6.00%, due 10/15/22 (b)		945,000	855,225
	Gates Global LLC / Gates Global Co. 6.00%, due 7/15/22 (b)		2,665,000	2,531,750
	Textron Financial Corp. 6.00%, due 2/15/67 (a)(b)		3,720,000	2,645,850
				9,991,625
	Oil & Gas 1.7%
	Anadarko Petroleum Corp. (zero coupon), due 10/10/36		6,555,000	2,539,020
	CITGO Petroleum Corp. 6.25%, due 8/15/22 (b)		3,195,000	3,115,125
	Murphy Oil USA, Inc. 6.00%, due 8/15/23		4,348,000	4,570,835
	SM Energy Co.
	5.00%, due 1/15/24		1,300,000	1,222,000
	6.125%, due 11/15/22		2,445,000	2,445,000
	Sunoco, L.P. / Sunoco Finance Corp.
	5.50%, due 8/1/20 (b)		880,000	894,300
	6.375%, due 4/1/23 (b)		1,865,000	1,916,288
				16,702,568
	Oil & Gas Services 0.2%
	CGG S.A. 6.50%, due 6/1/21		1,950,000	950,625
	PHI, Inc. 5.25%, due 3/15/19		1,045,000	1,000,587
				1,951,212
	Packaging & Containers 2.9%
	Albea Beauty Holdings S.A. 8.375%, due 11/1/19 (b)		1,900,000	1,985,500
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 6.75%, due 1/31/21 (b)		4,535,000	4,682,387
	Ball Corp. 5.00%, due 3/15/22		4,240,000	4,568,600
	Crown Americas LLC / Crown Americas Capital Corp. IV 4.50%, due 1/15/23		1,500,000	1,556,250
	Crown European Holdings S.A. 4.00%, due 7/15/22 (b)	EUR	2,150,000	2,632,569
	Owens-Brockway Glass Container, Inc. 5.00%, due 1/15/22 (b)		$4,030,000	4,274,299
	Reynolds Group Issuer, Inc.
	5.125%, due 7/15/23 (b)		3,870,000	3,995,775
	9.875%, due 8/15/19		171,000	176,130
	Sealed Air Corp.
	4.875%, due 12/1/22 (b)		1,875,000	1,968,750
	5.50%, due 9/15/25 (b)		1,260,000	1,351,350
	WestRock MWV LLC 7.375%, due 9/1/19		900,000	1,032,391
				28,224,001
	Pharmaceuticals 1.2%
	Actavis Funding SCS 3.45%, due 3/15/22		4,165,000	4,372,576
	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc. 6.50%, due 2/1/25 (b)		1,855,000	1,639,356
	Pfizer, Inc. 1.20%, due 6/1/18		5,650,000	5,659,085
				11,671,017
	Pipelines 1.5%
	Crestwood Midstream Partners, L.P. / Crestwood Midstream Finance Corp. 6.25%, due 4/1/23		2,795,000	2,829,937
	Hiland Partners, L.P. / Hiland Partners Finance Corp. 5.50%, due 5/15/22 (b)		3,430,000	3,566,576
	Spectra Energy Partners, L.P. 4.75%, due 3/15/24		818,000	897,988
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
	4.125%, due 11/15/19		750,000	760,500
	5.00%, due 1/15/18		1,600,000	1,656,000
	5.25%, due 5/1/23		950,000	961,875
	6.375%, due 8/1/22		861,000	891,135
	Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp. 5.875%, due 10/1/20		3,249,000	3,346,470
				14,910,481
	Private Equity 0.5%
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.
	5.875%, due 2/1/22		1,310,000	1,257,600
	6.00%, due 8/1/20		4,065,000	4,085,325
				5,342,925
	Real Estate Investment Trusts 2.1%
	Crown Castle International Corp. 3.40%, due 2/15/21		4,290,000	4,489,674
	Equinix, Inc.
	5.75%, due 1/1/25		2,000,000	2,125,000
	5.875%, due 1/15/26		2,275,000	2,445,625
	Esh Hospitality, Inc. 5.25%, due 5/1/25 (b)		5,145,000	5,138,569
	GEO Group Inc. (The) 6.00%, due 4/15/26		1,990,000	1,691,500
	Host Hotels & Resorts, L.P. 3.75%, due 10/15/23		329,000	333,200
	Iron Mountain Europe PLC 6.125%, due 9/15/22 (b)	GBP	1,625,000	2,190,492
	Iron Mountain, Inc.
	5.75%, due 8/15/24		$1,635,000	1,679,962
	6.00%, due 10/1/20 (b)		267,000	281,685
	6.00%, due 8/15/23		340,000	362,950
				20,738,657
	Retail 2.5%
	AmeriGas Finance LLC / AmeriGas Finance Corp. 7.00%, due 5/20/22		950,000	1,004,625
	AutoNation, Inc. 6.75%, due 4/15/18		830,000	886,940
	Dollar General Corp. 3.25%, due 4/15/23		4,115,000	4,248,400
	Dollar Tree, Inc. 5.75%, due 3/1/23		4,705,000	5,063,756
	L Brands, Inc. 5.625%, due 2/15/22		2,390,000	2,670,825
	Macy's Retail Holdings, Inc. 3.875%, due 1/15/22		395,000	415,875
	O'Reilly Automotive, Inc. 3.55%, due 3/15/26		3,000,000	3,180,279
	QVC, Inc. 4.85%, due 4/1/24		2,300,000	2,335,634
	Suburban Propane Partners, L.P. / Suburban Energy Finance Corp.
	5.50%, due 6/1/24		4,515,000	4,582,725
	5.75%, due 3/1/25		105,000	106,313
				24,495,372
	Semiconductors 1.5%
	NXP B.V. / NXP Funding LLC
	4.625%, due 6/15/22 (b)		1,755,000	1,895,400
	4.625%, due 6/1/23 (b)		4,065,000	4,446,094
	Qorvo, Inc.
	6.75%, due 12/1/23		2,500,000	2,696,875
	7.00%, due 12/1/25		1,700,000	1,844,500
	Sensata Technologies B.V. 5.00%, due 10/1/25 (b)		3,890,000	3,977,525
				14,860,394
	Software 1.9%
	First Data Corp.
	5.00%, due 1/15/24 (b)		1,475,000	1,497,125
	5.375%, due 8/15/23 (b)		1,300,000	1,339,000
	7.00%, due 12/1/23 (b)		1,714,000	1,812,555
	Microsoft Corp. 1.10%, due 8/8/19		4,635,000	4,620,219
	MSCI, Inc. 5.75%, due 8/15/25 (b)		4,005,000	4,275,338
	Oracle Corp.
	2.65%, due 7/15/26		1,920,000	1,920,349
	4.30%, due 7/8/34		935,000	1,014,025
	PTC, Inc. 6.00%, due 5/15/24		2,569,000	2,742,408
				19,221,019
	Special Purpose Entity 0.1%
	Peachtree Corners Funding Trust 3.976%, due 2/15/25 (b)		560,000	563,667

	Telecommunications 3.4%
	CenturyLink, Inc. 5.80%, due 3/15/22		3,250,000	3,331,250
	CommScope, Inc.
	4.375%, due 6/15/20 (b)		1,600,000	1,648,000
	5.00%, due 6/15/21 (b)		1,563,000	1,617,705
	Hughes Satellite Systems Corp.
	5.25%, due 8/1/26 (b)		545,000	538,188
	6.50%, due 6/15/19		900,000	984,375
	7.625%, due 6/15/21		1,067,000	1,137,689
	Inmarsat Finance PLC 4.875%, due 5/15/22 (b)		2,500,000	2,375,000
	Sprint Capital Corp.
	6.90%, due 5/1/19		1,978,000	2,039,812
	8.75%, due 3/15/32		1,830,000	1,866,600
	Sprint Corp. 7.25%, due 9/15/21		1,000,000	1,003,750
	T-Mobile USA, Inc.
	6.00%, due 3/1/23		1,200,000	1,281,972
	6.125%, due 1/15/22		3,050,000	3,240,625
	6.50%, due 1/15/26		1,235,000	1,366,219
	Telecom Italia Capital S.A. 7.721%, due 6/4/38		305,000	333,975
	Telefonica Emisiones SAU
	4.57%, due 4/27/23		1,781,000	1,980,721
	5.462%, due 2/16/21		279,000	316,820
¤	Verizon Communications, Inc.
	3.00%, due 11/1/21		2,635,000	2,757,140
	3.50%, due 11/1/24		2,505,000	2,672,016
	5.15%, due 9/15/23		1,722,000	2,006,004
	ViaSat, Inc. 6.875%, due 6/15/20		1,255,000	1,300,494
				33,798,355
	Transportation 0.6%
	Hornbeck Offshore Services, Inc. 5.00%, due 3/1/21		1,115,000	652,275
	XPO Logistics, Inc. 6.50%, due 6/15/22 (b)		5,025,000	5,238,562
				5,890,837
	Total Corporate Bonds (Cost $730,784,123)			746,914,458

	Foreign Bonds 0.1%
	Barclays Bank PLC Series Reg S 10.00%, due 5/21/21	GBP	401,000	670,999
	Total Foreign Bond (Cost $665,230)			670,999

	Loan Assignments 12.8% (d)
	Advertising 1.7%
	Inventiv Health, Inc. 2016 Term Loan B (zero coupon), due 9/28/23		$4,600,000	4,601,380
	Outfront Media Capital LLC Term Loan B 3.00%, due 2/1/21		5,606,250	5,608,588
	USAGM HoldCo LLC
	2015 Term Loan 4.75%, due 7/28/22		3,101,563	3,078,301
	2015 2nd Lien Term Loan 9.50%, due 7/28/23		3,125,000	3,097,656
				16,385,925
	Auto Manufacturers 0.3%
	Navistar International Corp. Term Loan B 6.50%, due 8/7/20		2,977,500	2,978,432

	Auto Parts & Equipment 0.4%
	Allison Transmission, Inc. New Term Loan B3 3.25%, due 8/23/19		1,524,505	1,529,876
	TI Group Automotive Systems LLC 2015 USD Term Loan 4.50%, due 6/30/22		2,697,750	2,703,369
				4,233,245
	Building Materials 0.4%
	Quikrete Holdings, Inc. 1st Lien Term Loan 4.00%, due 9/28/20		4,207,785	4,232,329

	Chemicals 0.6%
	Axalta Coating Systems U.S. Holdings, Inc. USD Term Loan 3.75%, due 2/1/20		5,588,219	5,619,652

	Commercial Services 1.5%
	ExamWorks Group, Inc. Term Loan 4.75%, due 7/27/23		4,625,000	4,646,682
	KAR Auction Services, Inc. Term Loan B2 4.063%, due 3/11/21		2,428,947	2,437,043
	Neff Rental LLC 2nd Lien Term Loan 7.25%, due 6/9/21		3,474,669	3,382,010
	U.S. Security Associates Holdings, Inc. 2016 Term Loan 6.00%, due 7/14/23		4,000,000	4,022,500
				14,488,235
	Containers, Packaging & Glass 0.2%
	Reynolds Group Holdings, Inc. 2016 USD Term Loan (zero coupon), due 2/5/23		1,925,000	1,930,005

	Entertainment 0.2%
	Mohegan Tribal Gaming Authority New Term Loan B 5.50%, due 6/15/18		1,944,910	1,939,441

	Food Services 0.7%
	Aramark Services, Inc. USD Term Loan F 3.338%, due 2/24/21		1,806,805	1,813,580
	US Foods, Inc. 2016 Term Loan B 4.00%, due 6/27/23		5,261,813	5,295,641
				7,109,221
	Hand & Machine Tools 0.2%
	Milacron LLC Term Loan B 4.25%, due 9/28/20		1,980,822	1,988,250

	Health Care - Products 0.4%
	Ortho-Clinical Diagnostics, Inc. Term Loan B 4.75%, due 6/30/21		4,159,263	4,070,878

	Health Care - Services 0.9%
	Amsurg Corp. 1st Lien Term Loan B 3.50%, due 7/16/21		3,910,000	3,911,955
	DaVita HealthCare Partners, Inc. Term Loan B 3.50%, due 6/24/21		977,500	981,777
	MPH Acquisition Holdings LLC 2016 Term Loan B 5.00%, due 6/7/23		4,401,153	4,453,808
				9,347,540
	Household Products & Wares 0.7%
	KIK Custom Products, Inc. 2015 Term Loan B 6.00%, due 8/26/22		1,732,500	1,729,612
	Prestige Brands, Inc. Term Loan B3 3.50%, due 9/3/21		5,455,729	5,469,369
				7,198,981
	Internet 0.2%
	Match Group, Inc. Term Loan B1 5.50%, due 11/16/22		2,071,875	2,084,824

	Iron & Steel 0.5%
	Signode Industrial Group U.S., Inc. USD Term Loan B 3.75%, due 5/1/21		4,633,644	4,616,268

	Lodging 0.7%
	Boyd Gaming Corp. Term Loan B 4.00%, due 8/14/20		532,778	534,443
	Hilton Worldwide Finance LLC USD Term Loan B2 3.50%, due 10/26/20		495,174	496,588
	3.097%, due 10/25/23		5,062,034	5,095,479
	MGM Growth Prop. Operating Partnership, L.P. 2016 Term Loan B 4.00%, due 4/25/23		995,000	1,003,396
				7,129,906
	Machinery - Diversified 0.4%
	Husky Injection Molding Systems, Ltd. 1st Lien Term Loan 4.25%, due 6/30/21		4,438,066	4,425,586

	Media 0.4%
	Charter Communications Operating LLC Term Loan F 3.00%, due 1/4/21		1,947,198	1,950,173
	Virgin Media Investment Holdings, Ltd. USD Term Loan F 3.649%, due 6/30/23		1,622,704	1,628,112
				3,578,285
	Miscellaneous - Manufacturing 0.2%
	Gates Global, Inc. Term Loan B 4.25%, due 7/6/21		1,873,674	1,843,562

	Real Estate 0.4%
	Realogy Corp. 2016 Term Loan B 3.75%, due 7/20/22		4,062,545	4,086,668

	Retail 0.0%‡
	Dollar Tree Inc. Term Loan B3 3.063%, due 7/6/22		310,227	311,391

	Semiconductors 0.3%
	Avago Technologies, Ltd. USD Term Loan B3 3.524%, due 2/1/23		2,867,557	2,900,714

	Software 0.3%
	First Data Corp. Extended 2021 Term Loan 4.525%, due 3/24/21		2,599,022	2,613,200

	Telecommunications 1.2%
	Intelsat Jackson Holdings S.A. Term Loan B2 3.75%, due 6/30/19		500,000	475,268
¤	Level 3 Financing, Inc. 2015 Term Loan B2 3.50%, due 5/31/22		6,600,000	6,635,752
	SBA Senior Finance II LLC Term Loan B1 3.34%, due 3/24/21		4,343,694	4,347,313
				11,458,333
	Total Loan Assignments (Cost $126,179,134)			126,570,871

	Mortgage-Backed Securities 0.0%‡
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.0%‡
	Banc of America Commercial Mortgage Trust Series 2005-J, Class 1A1 2.841%, due 11/25/35 (e)		39,824	35,418
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A2 3.08%, due 7/25/36 (e)		29,775	29,219
				64,637
	Residential Mortgages (Collateralized Mortgage Obligations) 0.0%‡
	Deutsche Alt-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35 (a)		18,029	17,051
	WaMu Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1 2.237%, due 11/25/36 (e)		31,128	27,586
				44,637
	Total Mortgage-Backed Securities (Cost $104,256)			109,274

	Shares
Common Stocks 0.1% †
Automobiles 0.1%
General Motors Co.	11,933	379,111

Hand & Machine Tools 0.0%‡
Stanley Black & Decker, Inc.	1,271	156,308

Total Common Stocks (Cost $499,831)		535,419

Convertible Preferred Stocks 0.1%
Banks 0.1%
Bank of America Corp. 7.25% Series L	400	488,336
Wells Fargo & Co. 7.50% Series L	400	523,440
		1,011,776
Total Convertible Preferred Stocks (Cost $828,353)		1,011,776

	Number of Warrants
Warrants 0.0%‡
Automobiles 0.0%‡
General Motors Co. Strike Price $18.33Expires 7/10/19 (f)	3,655	51,024

Total Warrants (Cost $63,451)		51,024

	Principal Amount
Short-Term Investment 12.8%
Repurchase Agreement 12.8%
Fixed Income Clearing Corp. 0.03%, dated 9/30/16 due 10/3/16 Proceeds at Maturity $126,892,187 (Collateralized by a United States Treasury Note with a rate of 1.375% and a maturity date of 8/31/20, with a Principal Amount of $127,520,000 and a Market Value of $129,432,800)	$126,891,870	126,891,870
Total Short-Term Investment (Cost $126,891,870)		126,891,870
Total Investments, Before Investments Sold Short (Cost $990,500,306) (g)	101.9%	1,008,121,005

	Principal Amount
Investments Sold Short (1.4%)
Corporate Bonds Sold Short (1.4%)
Noble Energy, Inc.
3.90%, due 11/15/24	(5,655,000)	(5,767,580)
4.15%, due 12/15/21	(1,000,000)	(1,063,308)
Mylan N.V. 5.25%, due 6/15/46 (b)	(7,190,000)	(7,572,558)
Total Investments Sold Short (Cost $13,499,852)		(14,403,446)
Total Investments, Net of Investments Sold Short (Cost $977,000,454)	100.5	993,717,559
Other Assets, Less Liabilities	(0.5)	(4,485,663)
Net Assets	100.0%	$989,231,896

¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of September 30, 2016.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Step coupon - Rate shown was the rate in effect as of September 30, 2016.
(d)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown was the weighted average interest rate of all contracts within the floating rate loan facility as of September 30, 2016.
(e)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2016.
(f)	Non-income producing security.
(g)	As of September 30, 2016, cost was $990,774,695 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$26,783,949
Gross unrealized depreciation	(9,437,639)
Net unrealized appreciation	$17,346,310

The following abbreviation is used in the preceding pages:

EUR	—Euro
GBP	—British Pound Sterling

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold	Unrealized Appreciation (Depreciation)

Euro vs. U.S. Dollar	11/1/16	JPMorgan Chase Bank	EUR	1,900,000	$2,117,341	$19,801

Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased

Euro vs. U.S. Dollar	11/1/16	JPMorgan Chase Bank	EUR	5,323,000	$5,880,371	(107,001)
Pound Sterling vs. U.S. Dollar	11/1/16	JPMorgan Chase Bank	GBP	3,712,000	4,903,685	89,613
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$2,413

As of September 30, 2016, the Portfolio held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	(1,142)	December 2016	$(249,491,313)	$16,063
Euro-Bund	(151)	December 2016	(28,106,987)	(82,360)
			$(277,598,300)	$(66,297)

1.	As of September 30, 2016, cash in the amount of $796,567 was on deposit with a broker for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2016.

As of September 30, 2016, the Fund held the following centrally cleared interest rate swap agreements1:

Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation / (Depreciation)
$50,000,000	USD	10/8/2017	Fixed 0.661%	3-Month USD-LIBOR	$—	$107,710	$107,710
$50,000,000	USD	10/16/2017	Fixed 0.632%	3-Month USD-LIBOR	—	126,926	126,926
$80,000,000	USD	2/16/2018	Fixed 0.818%	3-Month USD-LIBOR	6,915	330,917	324,002
$385,000,000	USD	3/30/2018	Fixed 0.628%	3-Month USD-LIBOR	23,179	91,372	68,193
$550,000,000	USD	4/8/2018	Fixed 0.661%	3-Month USD-LIBOR	26,512	1,072,209	1,045,696
$115,000,000	USD	7/22/2018	Fixed 0.701%	3-Month USD-LIBOR	7,491	119,860	112,369
					$64,097	$1,848,994	$1,784,896

1. As of September 30, 2016, cash in the amount of $4,164,799 was on deposit with a broker for centrally cleared swap agreements.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$1,086,403	$—	$1,086,403
Convertible Bonds	—	4,278,911	—	4,278,911
Corporate Bonds	—	746,914,458	—	746,914,458
Foreign Bonds	—	670,999	—	670,999
Loan Assignments (b)	—	121,407,746	5,163,125	126,570,871
Mortgage-Backed Securities	—	109,274	—	109,274
Total Long-Term Bonds	—	874,467,791	5,163,125	879,630,916
Common Stocks	535,419	—	—	535,419
Convertible Preferred Stocks	1,011,776	—	—	1,011,776
Warrants	51,024	—	—	51,024
Short-Term Investment
Repurchase Agreement	—	126,891,870	—	126,891,870
Total Investments in Securities	1,598,219	1,001,359,661	5,163,125	1,008,121,005
Other Financial Instruments
Futures Contracts Short (c)	16,063	—	—	16,063
Interest Rate Swap Contracts (c)	—	1,784,896	—	1,784,896
Total Other Financial Instruments	16,063	1,784,896	—	1,800,959
Total Investments in Securities and Other Financial Instruments	$1,614,282	$1,003,144,557	$5,163,125	$1,009,921,964

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Bonds Sold Short
Corporate Bonds Sold Short	$—	$(14,403,446)	$—	$(14,403,446)
Total Long-Term Bonds Sold Short	—	(14,403,446)	—	(14,403,446)
Other Financial Instruments
Futures Contracts Short(c)	(82,360)	—	—	(82,360)
Total Other Financial Instruments	(82,360)	—	—	(82,360)
Total Investments in Securities Sold Short and Other Financial Instruments	$(82,360)	$(14,403,446)	$—	$(14,485,806)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $3,078,301and $2,084,824 are held in Advertising and Internet, respectively, within the Loan Assignments section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2016, securities with a market value of $7,168,438 transferred from Level 2 to Level 3. The transfer occurred as a result of utilizing significant unobservable inputs.

As of September 30, 2016, a security with a market value of $5,674,304 transferred from Level 3 to Level 2. The transfer occurred as a result of utilizing significant obseravble inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2016
Long-Term Bonds
Loan Assignments
Advertising	$2,875,000	$3,352	$204	$137,244	$-	$(23,437)	$2,960,938	$(2,875,000)	$3,078,301	$137,244
Commercial Services	2,799,304	-	-	-	-	-	-	(2,799,304)	-	-
Internet	-	5,276	30,291	19,882	-	(2,178,125)	4,207,500	-	2,084,824	19,882
Machinery - Construction & Mining	2,940,000	-	-	-	60,000	(3,000,000)	-	-	-	-
Total	$8,614,304	$8,628	$30,495	$157,126	$60,000	$(5,201,562)	$7,168,438	$(5,674,304)	$5,163,125	$157,126

MainStay VP U.S. Government Money Market Portfolio

Portfolio of Investments September 30, 2016 (Unaudited)

	Principal Amount
Short-Term Investments 98.8%
Government Agency Debt 45.7%
Federal Agricultural Mortgage Corp.
0.19%, due 10/11/16	$12,000,000	$11,999,100
0.571%, due 5/18/17 (a)	15,000,000	15,000,000
0.573%, due 8/1/17 (a)	5,000,000	5,000,898
Federal Farm Credit Bank
0.19%, due 10/11/16	2,050,000	2,049,840
0.41%, due 4/27/17 (a)	3,000,000	2,998,443
0.567%, due 8/29/17 (a)	10,000,000	10,004,721
Federal Home Loan Bank
0.01%, due 10/3/16	21,000,000	20,999,876
0.19%, due 10/14/16	15,000,000	14,998,402
0.19%, due 10/18/16	15,000,000	14,998,583
0.19%, due 10/20/16	5,000,000	4,999,261
0.19%, due 10/24/16	20,000,000	19,996,614
0.22%, due 11/7/16	10,000,000	9,996,865
0.22%, due 11/14/16	10,000,000	9,996,333
0.22%, due 11/18/16	4,900,000	4,898,367
0.22%, due 11/23/16	10,000,000	9,996,172
0.224%, due 11/9/16	3,300,000	3,299,213
0.234%, due 11/4/16	1,700,000	1,699,631
0.26%, due 12/9/16	1,300,000	1,299,153
Federal Home Loan Mortgage Corporation
0.19%, due 10/4/16	5,000,000	4,999,887
0.19%, due 10/6/16	4,200,000	4,199,825
0.19%, due 10/7/16	10,000,000	9,999,550
0.19%, due 10/17/16	5,000,000	4,999,489
0.19%, due 10/21/16	25,000,000	24,996,667
0.19%, due 10/28/16	10,000,000	9,998,425
Federal National Mortgage Association
0.19%, due 10/17/16	1,090,000	1,089,855
0.19%, due 10/26/16	12,500,000	12,497,863
0.22%, due 11/16/16	15,000,000	14,995,208
0.22%, due 11/23/16	15,000,000	14,993,375
Tennessee Valley Authority
0.19%, due 10/4/16	20,860,000	20,859,608
0.19%, due 10/11/16	10,000,000	9,999,556
Total Government Agency Debt (Cost $297,860,780)		297,860,780

Treasury Debt 23.2%
United States Treasury Bills
0.17%, due 10/13/16	35,000,000	34,997,655
0.18%, due 12/1/16	4,900,000	4,897,289
0.20%, due 10/27/16	45,000,000	44,996,223
United States Treasury Notes
0.324%, due 4/30/17 (a)	10,000,000	10,001,920
0.375%, due 10/31/16	6,100,000	6,101,135
0.50%, due 11/30/16	6,100,000	6,099,855
0.50%, due 3/31/17	6,000,000	5,992,949
0.625%, due 12/31/16	6,200,000	6,198,322
0.625%, due 5/31/17	6,000,000	6,000,870
0.625%, due 6/30/17	5,000,000	5,001,973
0.625%, due 7/31/17	5,000,000	5,000,632
0.625%, due 8/31/17	5,000,000	5,000,664
0.625%, due 9/30/17	5,000,000	4,996,931
0.875%, due 2/28/17	6,000,000	6,006,764
Total Treasury Debt (Cost $151,292,973)		151,293,182

Treasury Repurchase Agreements 19.2%
Bank of America N.A. 0.48%, dated 9/30/16 due 10/3/16 Proceeds at Maturity $35,001,400 (Collateralized by a United States Treasury Note with a rate of 0.125% and a maturity date of 4/15/17, with a Principal Amount of $33,601,500 and a Market Value of $35,700,021)	35,000,000	35,000,000
Bank of Montreal 0.40%, dated 9/30/16 due 10/3/16 Proceeds at Maturity $35,001,167 (Collateralized by United States Treasury securities with rates between 0.00% and 3.125% and maturity dates between 11/10/16 and 8/15/44, with a Principal Amount of $35,113,300 and a Market Value of $35,700,001)	35,000,000	35,000,000
RBC Capital Markets 0.40%, dated 9/30/16 due 10/3/16 Proceeds at Maturity $5,000,167 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 8/31/19, with a Principal Amount of $4,984,300 and a Market Value of $5,100,044)	5,000,000	5,000,000
TD Securities (U.S.A.) LLC 0.47%, dated 9/30/16 due 10/3/16 Proceeds at Maturity $50,044,960 (Collateralized by United States Treasury securities with rates between 0.625% and 2.00% and maturity dates between 6/15/18 and 11/30/22, with a Principal Amount of $50,476,700 and a Market Value of $51,043,883)	50,043,000	50,043,000
Total Treasury Repurchase Agreements (Cost $125,043,000)		125,043,000

U.S. Government & Federal Agencies 10.7%
United States Treasury Bills
0.11%, due 10/6/16	35,000,000	34,998,854
0.14%, due 10/20/16	35,000,000	34,998,458

Total U.S. Government & Federal Agencies (Cost $69,997,312)		69,997,312
Total Short-Term Investments (Cost $644,194,065)		644,194,274

	Shares	Value
U.S. Government & Federal Agencies 1.8%
United States Treasury Notes
0.50%, due 1/31/17	6,000,000	5,994,817
0.875%, due 4/30/17	6,000,000	6,008,706
Total Investments (Cost $656,197,588)(b)	100.6%	656,197,797
Other Assets, Less Liabilities	(0.6)	(3,756,528)
Net Assets	100.0%	$652,441,269

†	Percentages indicated are based on Portfolio net assets.
(a)	Floating rate - Rate shown was the rate in effect as of September 30, 2016.
(b)	As of September 30, 2016, cost was $656,197,588 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$1,135
Gross unrealized depreciation	(926)
Net unrealized appreciation	$209

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Short-Term Investments
Government Agency Debt	$—	$297,860,780	$—	$297,860,780
Treasury Debt	—	151,293,182	—	151,293,182
Treasury Repurchase Agreements	—	125,043,000	—	125,043,000
U.S. Government & Federal Agencies	—	82,000,835	—	82,000,835
Total Investments in Securities	$—	$656,197,797	$—	$656,197,797

(a)	For complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2016, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP VanEck Global Hard Assets Portfolio

Portfolio of Investments September 30, 2016 (Unaudited)

		Shares	Value
	Common Stocks 93.6% †
	Bermuda 0.7%
	Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	134,100	$2,842,920

	Canada 17.6%
¤	Agnico Eagle Mines, Ltd. (Metals & Mining)	280,293	15,182,939
	Agrium, Inc. (Chemicals)	88,000	7,980,720
	Barrick Gold Corp. (Metals & Mining)	362,400	6,421,728
	Detour Gold Corp. (Metals & Mining) (a)	33,100	720,053
	Eldorado Gold Corp. (Metals & Mining)	494,900	1,944,957
	First Quantum Minerals, Ltd. (Metals & Mining)	1,558,900	12,904,192
	Goldcorp, Inc. (Metals & Mining)	617,400	10,199,448
	Kinross Gold Corp. (Metals & Mining) (a)	794,400	3,344,424
	New Gold, Inc. (Metals & Mining) (a)	644,600	2,804,010
	Osisko Gold Royalties, Ltd. (Metals & Mining)	41,920	458,837
	SEMAFO, Inc. (Metals & Mining) (a)	159,400	663,382
	Teck Resources, Ltd. Class B (Metals & Mining)	766,100	13,812,783
			76,437,473
	South Africa 0.6%
	Petra Diamonds, Ltd. (Metals & Mining)	1,598,200	2,687,779

	Switzerland 4.0%
¤	Glencore PLC (Metals & Mining) (a)	6,397,030	17,590,431

	United Kingdom 2.0%
	Randgold Resources, Ltd., ADR (Metals & Mining)	86,100	8,616,027

	United States 68.7%
	Callon Petroleum Co. (Oil, Gas & Consumable Fuels) (a)	145,200	2,279,640
	CF Industries Holdings, Inc. (Chemicals)	284,100	6,917,835
¤	Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	129,300	17,374,041
¤	Concho Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	132,400	18,185,140
	CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	546,000	10,483,200
¤	Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	186,300	17,985,402
¤	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	180,500	17,456,155
	Freeport-McMoRan, Inc. (Metals & Mining)	376,200	4,085,532
	Green Plains, Inc. (Oil, Gas & Consumable Fuels)	202,400	5,302,880
	Gulfport Energy Corp. (Oil, Gas & Consumable Fuels) (a)	314,700	8,890,275
¤	Halliburton Co. (Energy Equipment & Services)	368,700	16,547,256
	Hess Corp. (Oil, Gas & Consumable Fuels)	165,100	8,852,662
	Laredo Petroleum, Inc. (Oil, Gas & Consumable Fuels) (a)	765,200	9,871,080
	Louisiana-Pacific Corp. (Paper & Forest Products) (a)	406,000	7,644,980
	Nabors Industries, Ltd. (Energy Equipment & Services)	1,076,000	13,084,160
¤	Newfield Exploration Co. (Oil, Gas & Consumable Fuels) (a)	376,200	16,349,652
	Newmont Mining Corp. (Metals & Mining)	326,600	12,832,114
¤	Parsley Energy, Inc. Class A (Oil, Gas & Consumable Fuels) (a)	506,600	16,976,166
	Patterson-UTI Energy, Inc. (Energy Equipment & Services)	403,400	9,024,058
	PDC Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	187,400	12,567,044
¤	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	93,000	17,265,450
	RSP Permian, Inc. (Oil, Gas & Consumable Fuels) (a)	34,500	1,337,910
	Schlumberger, Ltd. (Energy Equipment & Services)	188,100	14,792,184
	Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	219,200	1,014,896
	SM Energy Co. (Oil, Gas & Consumable Fuels)	272,200	10,501,476
	Steel Dynamics, Inc. (Metals & Mining)	253,100	6,324,969
	Sunrun, Inc. (Electrical Equipment) (a)	261,100	1,644,930
	Superior Energy Services, Inc. (Energy Equipment & Services)	458,300	8,203,570
	Union Pacific Corp. (Road & Rail)	46,000	4,486,380
			298,281,037
	Total Common Stocks (Cost $396,909,216)		406,455,667

		Principal Amount
	Short-Term Investment 6.5%
	Repurchase Agreement 6.5%
	United States 6.5%
	Fixed Income Clearing Corp. 0.03%, dated 9/30/16 due 10/3/16 Proceeds at Maturity $28,122,524 (Collateralized by a United States Treasury Note with a rate of 2.00% and a maturity date of 7/31/20, with a Principal Amount of $27,585,000 and a Market Value of $28,688,400)	$28,122,453	28,122,453

	Total Short-Term Investment (Cost $28,122,453)		28,122,453

	Total Investments (Cost $425,031,669) (b)	100.1%	434,578,120
	Other Assets, Less Liabilities	(0.1)	(397,960)
	Net Assets	100.0%	$434,180,160

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	As of September 30, 2016, cost was $427,306,062 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$74,827,432
Gross unrealized depreciation	(67,555,374)
Net unrealized appreciation	$7,272,058

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$406,455,667	$—	$—	$406,455,667
Short-Term Investment
Repurchase Agreement	—	28,122,453	—	28,122,453
Total Investments in Securities	$406,455,667	$28,122,453	$—	$434,578,120

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2016, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2016, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS September 30, 2016 (Unaudited)

SECURITIES VALUATION.

Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolios are open for business ("valuation date").

The Board of Trustees (the "Board") of MainStay VP Funds Trust (the “Trust”) adopted procedures establishing methodologies for the valuation of each Portfolio's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Trust (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Sub-Committee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Portfolios' assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to each Portfolio.

To assess the appropriateness of security valuations, the Manager, Subadvisor(s) or the Portfolios' third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Sub-Committee deals in the first instance with such valuation and the Valuation Committee reviews and affirms the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering all relevant information that is reasonably available. Any action taken by the Sub-Committee with respect to the valuation of a portfolio security or other asset is submitted by the Valuation Committee to the Board for its review and ratification, if appropriate, at its next regularly scheduled meeting.

“Fair value” is defined as the price that a Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Portfolio. Unobservable inputs reflect each Portfolio's own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

• Level 1—quoted prices in active markets for an identical asset or liability

• Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including the Portfolios' own assumptions about the assumptions that market participants would use in measuring the fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of September 30, 2016, the aggregate value by input level of each Portfolio's assets and liabilities is included at the end of each Portfolio's respective Portfolio of Investments or Consolidated Portfolio of Investments.

The Portfolios may use third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:

• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Portfolios generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Portfolios may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of a value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Portfolios’ valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Portfolios’ valuation procedures are designed to value a security at the price a Portfolio may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination there under would, in fact, approximate the amount that a Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended September 30, 2016, there were no material changes to the fair value methodologies.

Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or Subadvisor(s) reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of September 30, 2016, securities that were fair valued in such a manner are shown in the Portfolio of Investments.

Certain securities held by certain Portfolios may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Portfolios' net asset values ("NAV(s)") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Sub-Committee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. As of September 30, 2016, no foreign equity securities held by a Portfolio were fair valued in such a manner.

Investments in Underlying Portfolios/Funds are valued at their respective NAV(s) at the close of business each day. Securities held by the Underlying Portfolios/Funds are valued using policies consistent with those used by the Underlying Portfolios/Funds, as described in the paragraphs below. These securities are generally categorized as Level 1 in the hierarchy.

Equity securities and shares of Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Options contracts are valued at the last posted settlement price on the market where such options are primarily traded. Investments in mutual funds, including money market funds, are valued at their respective NAV(s) as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor(s). Those values reflect broker/dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s) to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

Securities held by the U.S. Government Money Market Portfolio are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate per the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method, unless the use of such method would be inappropriate. These securities are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers. These securities are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy. As of September 30, 2016, the Floating Rate and Unconstrained Bond Portfolios held Level 3 securities with values of $54,766,951, and $5,163,125, respectively, that were valued by utilizing significant unobservable inputs.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

The valuation techniques and significant amounts of unobservable inputs used in the fair valuation measurement of each Portfolio’s Level 3 securities are outlined in the table below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.

High Yield Corporate Bond Asset Class	Fair Value at 9/30/16*	Valuation Technique	Unobservable Inputs	Range
Convertible Bonds (1)	$17,203,834	Market Approach	EBITDA Multiple	5x
			Discount Rate	17%

Corporate Bonds (2)	18,164,260	Income Approach	Estimated Yield	14%
	20,190	Market Approach	Estimated Remaining Claims/Value	$0.001

Common Stocks (5)	1,315,305	Income Approach	Liquidity Discount	20%
			Discount Rate	12%
	4,357,049	Market Approach	EBITDA Multiple	4.5x - 5.75x
			Estimated Net Present Value	$873
			Discount Rate	30%
			Liquidity Discount	20%
	$41,060,638

*	The table above does not include certain Level 3 investments that were valued by brokers and pricing services without adjustment. As of September 30, 2016, the value of these investments was $12,540,350. The inputs for these investments were not readily available or cannot be reasonably estimated.

A portfolio security or other asset may be determined to be illiquid under procedures approved by the Board. Illiquidity of a security might prevent the sale of such security at a time when the Manager or Subadvisor(s) might wish to sell, and these securities could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Portfolio to rely on judgments that may be somewhat subjective in measuring value, which could vary from the amount that a Portfolio could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Portfolio. Under the supervision of the Board, the Manager or Subadvisor(s) measures the liquidity of a Portfolio’s investments; in doing so, the Manager or Subadvisor(s) may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued by methods deemed reasonable in good faith in such a manner as the Board deems appropriate to reflect their fair value. The liquidity of each Portfolio’s investments, as shown in their respective accompanying Portfolio of Investments, was measured as of September 30, 2016 and can change at any time in response to, among other relevant factors, market conditions or events or developments with respect to an individual issuer or instrument. As of September 30, 2016, securities deemed to be illiquid under procedures approved by the Board are shown in the Portfolio of Investments.

Item 2. Controls And Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY VP FUNDS TRUST

By:	/s/ Stephen P. Fisher Stephen P. Fisher President and Principal Executive Officer

Date: November 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher Stephen P. Fisher President and Principal Executive Officer

Date: November 23, 2016

By:	/s/ Jack R. Benintende Jack R. Benintende Treasurer and Principal Financial and Accounting Officer

Date: November 23, 2016